UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08690

MassMutual Premier Funds
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA	01111
(Address of principal executive offices)		(Zip code)
Eric Wietsma
1295 State Street, Springfield, MA	01111
(Name and address of agent for service)

Registrant’s telephone number, including area code: 413-788-8411

Date of fiscal year end: 9/30/13

Date of reporting period: 3/31/13

Item 1. Reports to Stockholders.

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MassMutual Premier Funds. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

MassMutual Premier Funds – President’s Letter to Shareholders (Unaudited)

To Our Shareholders

Eric Wietsma

“Thank you for your ongoing confidence in MassMutual. Our overriding objective is to help you plan for a more financially secure future and give you the information you need to make the choices that are appropriate for you, regardless of market conditions.”

March 31, 2013

Welcome to the MassMutual Premier Funds Semiannual Report covering the six months ended March 31, 2013. Most stock markets throughout the world advanced for the six-month period, as investors continued to show a preference for equities over fixed-income investments, despite continued uncertainty in both the U.S. and, in particular, abroad. The economy in the U.S. continued to show signs of improvement, as unemployment levels continued to decline, the housing market began to show signs of sustained recovery (despite a few steps backward), and corporate earnings turned largely positive early in 2013. Elsewhere in the world, problems such as economic challenges in Italy, Portugal, Spain, and Greece and a banking crisis in Cyprus that nearly caused the country’s financial collapse continued to create concerns for investors. Against this backdrop, the price of oil continued, for the most part, to remain above the $90-per-barrel level, while the price of gold dropped more than $150 an ounce, as investors sold the precious metal typically perceived to be an equity alternative.

Key events that defined the period

Signs of continued economic recovery in the United States gave investors some reason for optimism over the period, despite the challenges brought about by the “fiscal cliff” and sequestration. In October 2012, the Department of Labor reported an unexpected drop in the unemployment rate – from 8.1% to 7.8%. That same month, momentum in the housing market continued, as it was reported that the year-over-year median sales price rose the most since 2005 on strong demand, and housing starts surged by 15% to the highest level in four years. In November, equity investors seemed to appreciate resolution of the question of who would win the U.S. presidential election; however, concerns about the “fiscal cliff” began to generate some investor uncertainty in the immediate aftermath. (Fiscal cliff is the term for a combination of tax hikes and spending cuts that were set to take effect early in 2013 unless an alternate plan could be agreed upon.) Investors were also concerned over the effects that Superstorm Sandy would have on economic activity in the near term and during what would likely be a lengthy rebuilding period. With respect to averting the fiscal cliff, congressional votes to secure passage of a deal were finally confirmed late on January 1, 2013. The agreement prevented broad escalation of income taxes for most Americans except top-bracket individual filers. In February, equity investors focused on the specter of sequestration – the automatic, across-the-board series of spending cuts to government agencies set to go into effect March 1, 2013. Ultimately, however, in March, the U.S. Congress passed a stopgap spending bill to keep the federal government running through September 2013. Also in March, the Department of Labor reported that the U.S. unemployment rate fell to its lowest level since December 2008, and the U.S. Federal Reserve continued its commitment to keep the federal funds rate between 0% and 0.25% and announced it will maintain its $85 billion per month bond-buying program until the labor market sees sustainable improvement. (The federal funds rate is the interest rate that banks and other financial institutions charge each other for borrowing funds overnight.)

In news from around the world, the European Union (“EU”) won the Nobel Peace Prize in October 2012, which signaled the Nobel Committee’s approval of European leaders’ commitment to the EU, as indicated by the EU’s and European Central Bank’s support of Greece, Portugal, and Spain. In November, Greece’s parliament hesitated to vote for another round of austerity, which caused European equities and the euro currency to sell off. In December, Japan’s announcement of stimulus to expand the country’s asset purchase program by more than 10% contributed to weakness in the Japanese yen. In Europe, Sweden, Turkey, and Hungary all cut key interest rates. After slowing for much of the year, China’s economy stabilized along with other emerging markets in fourth-quarter

(Continued)

MassMutual Premier Funds – President’s Letter to Shareholders (Unaudited) (Continued)

2012. In January 2013, the Japanese Cabinet approved a ¥20 trillion (yen) ($224 billion) stimulus package which was expected to create 600,000 jobs and help repair tsunami-ravaged coastland. In February, uncertainty over Italian elections led to a hung parliament, which struck fresh fears into the euro zone. In late March, resolution came to the Cyprus banking crisis – although the deal restricted Cyprus’s financial industry and limited its status as an offshore tax haven. Concerns over the details of this bailout and the precedent it set for depositors and creditors pushed down stocks in countries such as Greece, Spain, and Italy. The Chinese economy sent mixed signals in the first part of 2013, but key data points pointed to improvement in the world’s second-largest economy as March drew to a close.

The major stock indexes in the U.S. advanced for the six months ended March 31, 2013 – outperforming, for the most part, their counterparts in other parts of the world. The Russell 2000® Index, a benchmark of small-cap stocks, gained 14.48% – while its nearest domestic competitor was the S&P 500® Index, a measure of large-cap stock performance, with its 10.19% return. The Dow Jones Industrial AverageSM (the “Dow”), an indicator of blue-chip domestic stock performance, was close behind, with its 9.99% advance. The NASDAQ Composite® Index, which tracks the progress of technology stock performance, returned only 4.85% for the six months. Elsewhere in the world, the MSCI EAFE® Index, an indicator of foreign developed-market stocks, posted a 12.04% advance; while the MSCI Emerging Markets Index, a measure of the performance of emerging stock markets throughout the world, gained only 3.87%. Fixed-income investments advanced very little during the period, as the Barclays U.S. Aggregate Bond Index returned only 0.09%.*

Keeping it in perspective

Some financial commentators have suggested that the dawn of a new bull market might be imminent or even in progress. In our view, it is important for investors to maintain perspective during both positive and negative market environments. We see the market backdrop at present as ambiguous, and we believe it would be unwise for investors to use it to justify major deviations from their long-term plan. In the end, we believe you may be more successful if you focus on maintaining a solid individual investment plan that reflects your long-term objectives, risk tolerance, and investment time horizon.**

Thank you for your ongoing confidence in MassMutual. Our overriding objective is to help you plan for a more financially secure future and give you the information you need to make the choices that are appropriate for you, regardless of market conditions. If you work with a financial professional and haven’t met with him or her recently, we suggest you schedule some time to review your retirement investment strategy in order to assess whether or not your current investments are compatible with your long-term financial goals.

Sincerely,

Eric Wietsma

President

*	Indexes are unmanaged, do not incur fees or expenses and cannot be purchased directly for investment.

**	Systematic investing does not ensure a profit or protect against loss in a declining market. Systematic investing involves continuous investment in securities regardless of fluctuating price levels. Investors should consider their ability to continue investing through periods of low price levels.

The information provided is the opinion of MassMutual Retirement Services Investment Services as of 4/1/13 and is subject to change without notice. It is not to be construed as tax, legal or investment advice. Of course, past performance does not guarantee future results.

MassMutual Premier Funds – Portfolio Summaries (Unaudited)

What is the investment approach of MassMutual Premier Money Market Fund, and who is the Fund’s subadviser?

The Fund seeks to maximize current income to the extent consistent with liquidity and the preservation of capital by investing in a diversified portfolio of money market instruments. It is important to note that the Fund seeks to maintain, but does not guarantee, a stable net asset value of $1.00 per share. The Fund’s subadviser is Babson Capital Management LLC (Babson Capital). An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.

MassMutual Premier Money Market Fund Asset Allocation (% of Net Assets) on 3/31/13
Commercial Paper	75.4%
Discount Notes	10.2%
U.S. Treasury Bonds & Notes	9.1%
Corporate Debt	4.9%
Certificates of Deposit	2.4%
U.S. Treasury Bills	1.1%
Time Deposits	0.0%

Total Short-Term Investments	103.1%
Other Assets and Liabilities	(3.1)%

Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Short-Duration Bond Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve a high total rate of return primarily from current income while minimizing fluctuations in capital values by investing primarily in a diversified portfolio of short-term investment grade fixed income securities. Under normal circumstances, the Fund invests at least 80% of its net assets in investment grade fixed income securities (rated Baa or higher by Moody’s or BBB or higher by Standard & Poor’s or, if unrated, determined to be of comparable quality by the subadviser). The Fund’s subadviser is Babson Capital Management LLC (Babson Capital).

MassMutual Premier Short-Duration Bond Fund Portfolio Characteristics (% of Net Assets) on 3/31/13
Corporate Debt	40.0%
Non-U.S. Government Agency Obligations	18.8%
U.S. Government Agency Obligations and Instrumentalities	5.6%
Municipal Obligations	0.7%
U.S. Treasury Obligations	0.1%

Total Long-Term Investments	65.2%
Short-Term Investments and Other Assets and Liabilities	34.8%

Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Inflation-Protected and Income Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve as high a total rate of real return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital by investing, under normal circumstances, at least 80% of its net assets in inflation-indexed bonds and other income-producing securities. The Fund’s subadviser is Babson Capital Management LLC (Babson Capital).

MassMutual Premier Inflation-Protected and Income Fund Portfolio Characteristics (% of Net Assets) on 3/31/13
U.S. Treasury Obligations	97.0%
Non-U.S. Government Agency Obligations	29.9%
Corporate Debt	3.0%
Municipal Obligations	0.5%
U.S. Government Agency Obligations and Instrumentalities	0.1%

Total Long-Term Investments	130.5%
Short-Term Investments and Other Assets and Liabilities	(30.5)%

Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Core Bond Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve a high total rate of return consistent with prudent investment risk and the preservation of capital by investing primarily in a diversified portfolio of investment grade fixed income securities. Under normal circumstances, the Fund invests at least 80% of its net assets in investment grade fixed income securities (rated Baa or higher by Moody’s or BBB or higher by Standard & Poor’s or, if unrated, determined to be of comparable quality by the subadviser). The Fund’s subadviser is Babson Capital Management LLC (Babson Capital).

MassMutual Premier Core Bond Fund Portfolio Characteristics (% of Net Assets) on 3/31/13

Corporate Debt	42.3%
U.S. Government Agency Obligations and Instrumentalities	30.7%
Non-U.S. Government Agency Obligations	13.7%
U.S. Treasury Obligations	8.8%
Sovereign Debt Obligations	1.0%
Municipal Obligations	0.4%
Preferred Stock	0.2%

Total Long-Term Investments	97.1%
Short-Term Investments and Other Assets and Liabilities	2.9%

Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Diversified Bond Fund, and who is the Fund’s subadviser?

The Fund seeks a superior total rate of return by investing in fixed income instruments. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities. The Fund’s subadviser is Babson Capital Management LLC (Babson Capital).

MassMutual Premier Diversified Bond Fund Portfolio Characteristics (% of Net Assets) on 3/31/13

Corporate Debt	47.7%
U.S. Government Agency Obligations and Instrumentalities	29.0%
Non-U.S. Government Agency Obligations	12.1%
U.S. Treasury Obligations	6.1%
Sovereign Debt Obligations	0.8%
Municipal Obligations	0.4%
Preferred Stock	0.3%
Common Stock	0.1%

Total Long-Term Investments	96.5%
Short-Term Investments and Other Assets and Liabilities	3.5%

Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier High Yield Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve a high level of total return, with an emphasis on current income, by investing primarily in high yield debt and related securities. Under normal circumstances, the Fund invests at least 80% of its net assets in lower rated fixed income securities (rated below Baa3 by Moody’s or BBB- by Standard & Poor’s (using the lower rating) or, if unrated, determined by the Fund’s subadviser to be of comparable quality). The Fund’s subadviser is Babson Capital Management LLC (Babson Capital).

MassMutual Premier High Yield Fund Portfolio Characteristics (% of Net Assets) on 3/31/13
Corporate Debt	91.9%
Bank Loans	5.0%
Common Stock	0.3%

Total Long-Term Investments	97.2%
Short-Term Investments and Other Assets and Liabilities	2.8%

Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier International Bond Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve a high total rate of return by investing, under normal circumstances, at least 80% of its net assets in fixed income securities. The Fund primarily invests in fixed income securities in markets represented in the Citigroup World Government Bond Index (Excluding US), the Fund’s benchmark index. The Fund’s subadviser is Baring International Investment Limited (Baring).

MassMutual Premier International Bond Fund Country Weightings (% of Net Assets) on 3/31/13

France	9.7%
Luxembourg	7.3%
Netherlands	7.3%
Australia	7.0%
Italy	6.8%
Canada	6.4%
Poland	6.1%
Mexico	5.4%
Germany	4.8%
Belgium	4.4%
Austria	4.3%
Spain	4.3%
Finland	4.3%
South Africa	3.8%
Japan	3.4%
United Kingdom	3.2%
Sweden	3.0%
Norway	2.9%
Singapore	1.7%
United States	1.3%
Ireland	0.8%

Total Long-Term Investments	98.2%
Short-Term Investments and Other Assets and Liabilities	1.8%

Net Assets	100.0%

MassMutual Premier International Bond Fund Portfolio Characteristics (% of Net Assets) on 3/31/13

Sovereign Debt Obligations	74.8%
Corporate Debt	23.4%

Total Long-Term Investments	98.2%
Short-Term Investments and Other Assets and Liabilities	1.8%

Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Balanced Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve a high total rate of return over an extended period of time consistent with the preservation of capital by investing in a diversified portfolio of equity securities, fixed income securities, and money market instruments. The Fund invests across different asset classes (U.S. equity securities, international equity securities, fixed income securities, including bank loans and Rule 144A securities, and money market instruments), each represented by a different segment of the Fund’s portfolio. The subadviser typically adjusts the allocation among the four segments, based on its judgment about each segment’s potential for returns in comparison with those of other segments and corresponding risk. The Fund’s subadviser is Babson Capital Management LLC (Babson Capital).

MassMutual Premier Balanced Fund Portfolio Characteristics (% of Net Assets) on 3/31/13

Common Stock	51.0%
Corporate Debt	12.4%
U.S. Government Agency Obligations and Instrumentalities	10.3%
Mutual Funds	8.2%
U.S. Treasury Obligations	6.1%
Non-U.S. Government Agency Obligations	4.3%
Sovereign Debt Obligations	0.3%
Municipal Obligations	0.1%
Preferred Stock	0.1%

Total Long-Term Investments	92.8%
Short-Term Investments and Other Assets and Liabilities	7.2%

Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Value Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve long-term capital appreciation primarily through investment in a portfolio of common stocks of established companies with varying market capitalizations that the Fund’s subadviser believes are undervalued in the marketplace. While the Fund does not limit its investments to issuers in a particular capitalization range, the subadviser currently focuses on securities of larger size companies. The Fund’s subadviser is OFI Global Institutional, Inc. (OFI Global Institutional). Effective April 19, 2013, the name of this subadviser changed from OFI Institutional Asset Management, Inc. to OFI Global Institutional, Inc.

MassMutual Premier Value Fund Largest Holdings (% of Net Assets) on 3/31/13

Chevron Corp.	3.8%
The Goldman Sachs Group, Inc.	3.4%
Citigroup, Inc.	3.1%
Verizon Communications, Inc.	3.1%
Honeywell International, Inc.	3.0%
Walgreen Co.	2.9%
ACE Ltd.	2.7%
Merck & Co., Inc.	2.6%
BP PLC Sponsored ADR (United Kingdom)	2.1%
Humana, Inc.	2.1%

28.8%

MassMutual Premier Value Fund Sector Table (% of Net Assets) on 3/31/13

Financial	24.9%
Consumer, Non-cyclical	21.8%
Energy	12.1%
Consumer, Cyclical	11.7%
Industrial	11.3%
Communications	6.4%
Technology	5.2%
Utilities	2.7%
Basic Materials	2.6%
Mutual Funds	0.7%

Total Long-Term Investments	99.4%
Short-Term Investments and Other Assets and Liabilities	0.6%

Net Assets	100.0%

MassMutual Premier Value Fund Country Weightings (% of Net Assets) on 3/31/13

United States	84.5%
Switzerland	7.4%
United Kingdom	3.2%
Netherlands	1.6%
Canada	1.0%
Ireland	0.7%
France	0.7%
Israel	0.3%

Total Long-Term Investments	99.4%
Short-Term Investments and Other Assets and Liabilities	0.6%

Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Disciplined Value Fund, and who is the Fund’s subadviser?

The Fund seeks to outperform the total return performance of its benchmark index, the Russell 1000® Value Index,* while maintaining risk characteristics similar to those of the benchmark. Under normal circumstances, the Fund invests substantially all (but not less than 80%) of its net assets in common stocks of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 1000 Value Index. The Fund’s subadviser is Babson Capital Management LLC (Babson Capital).

*	The Fund is not promoted, sponsored, or endorsed by, nor in any way affiliated with Russell Investment Group (“Russell”). Russell is not responsible for and has not reviewed the Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise. The Russell 1000® Value Index and Russell® are trademarks of the Frank Russell Company.

MassMutual Premier Disciplined Value Fund Largest Holdings (% of Net Assets) on 3/31/13
Exxon Mobil Corp.	5.0%
iShares Russell 1000 Value Index Fund	3.8%
Chevron Corp.	2.9%
General Electric Co.	2.8%
JP Morgan Chase & Co.	2.3%
Pfizer, Inc.	2.3%
The Procter & Gamble Co.	2.3%
AT&T, Inc.	2.2%
Wells Fargo & Co.	2.1%
Berkshire Hathaway, Inc. Class B	2.0%

27.7%

MassMutual Premier Disciplined Value Fund Sector Table (% of Net Assets) on 3/31/13
Financial	26.8%
Consumer, Non-cyclical	17.4%
Energy	13.2%
Communications	9.3%
Industrial	8.5%
Consumer, Cyclical	6.4%
Mutual Funds	5.7%
Utilities	5.6%
Technology	3.4%
Basic Materials	3.0%
Diversified	0.1%

Total Long-Term Investments	99.4%
Short-Term Investments and Other Assets and Liabilities	0.6%

Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Main Street Fund, and who is the Fund’s subadviser?

The Fund seeks a high total return by investing primarily in common stocks of U.S. companies of different capitalization ranges. The Fund’s subadviser currently focuses on companies with market capitalizations at the time of purchase within the market capitalization range of companies included within the Russell 1000® Index, although it may purchase stocks of companies with any market capitalization. The Fund’s subadviser is OFI Global Institutional, Inc. (OFI Global Institutional). Effective April 19, 2013, the name of this subadviser changed from OFI Institutional Asset Management, Inc. to OFI Global Institutional, Inc.

MassMutual Premier Main Street Fund Largest Holdings (% of Net Assets) on 3/31/13
Apple, Inc.	5.3%
International Business Machines Corp.	4.9%
Philip Morris International, Inc.	4.8%
JP Morgan Chase & Co.	4.6%
Chevron Corp.	3.6%
eBay, Inc.	3.6%
National Oilwell Varco, Inc.	3.3%
Covidien PLC	3.3%
Express Scripts Holding Co.	3.2%
CIT Group, Inc.	3.0%

39.6%

MassMutual Premier Main Street Fund Sector Table (% of Net Assets) on 3/31/13
Consumer, Non-cyclical	31.6%
Financial	16.9%
Technology	14.3%
Communications	12.0%
Energy	8.8%
Industrial	7.6%
Consumer, Cyclical	4.7%
Basic Materials	2.7%

Total Long-Term Investments	98.6%
Short-Term Investments and Other Assets and Liabilities	1.4%

Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Capital Appreciation Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital appreciation by investing primarily in common stocks of companies that the Fund’s subadviser believes may appreciate in value over the long-term, which may include newer companies or established companies of any market capitalization range (“growth companies”). Currently, the Fund primarily focuses on established companies that are similar in size to companies in the S&P 500® Index or the Russell 1000® Growth Index. The Fund’s subadviser is OppenheimerFunds, Inc. (OFI).

MassMutual Premier Capital Appreciation Fund Largest Holdings (% of Net Assets) on 3/31/13
Apple, Inc.	5.7%
QUALCOMM, Inc.	4.1%
Google, Inc. Class A	3.5%
Monsanto Co.	2.1%
The Walt Disney Co.	2.1%
McDonald’s Corp.	2.1%
Costco Wholesale Corp.	2.0%
Salesforce.com, Inc.	1.8%
eBay, Inc.	1.8%
Allergan, Inc.	1.7%

26.9%

MassMutual Premier Capital Appreciation Fund Sector Table (% of Net Assets) on 3/31/13
Consumer, Non-cyclical	24.2%
Technology	16.4%
Consumer, Cyclical	14.4%
Industrial	13.8%
Communications	13.0%
Energy	8.2%
Basic Materials	4.6%
Financial	4.2%

Total Long-Term Investments	98.8%
Short-Term Investments and Other Assets and Liabilities	1.2%

Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Disciplined Growth Fund, and who is the Fund’s subadviser?

The Fund seeks to outperform the total return performance of its benchmark index, the Russell 1000® Growth Index,* while maintaining risk characteristics similar to those of the benchmark. Under normal circumstances, the Fund invests substantially all (but no less than 80%) of its net assets in common stocks of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included within the Russell 1000 Growth Index. The Fund’s subadviser is Babson Capital Management LLC (Babson Capital).

*	The Fund is not promoted, sponsored, or endorsed by, nor in any way affiliated with Russell Investment Group (“Russell”). Russell is not responsible for and has not reviewed the Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise. The Russell 1000® Growth Index and Russell® are trademarks of the Frank Russell Company.

MassMutual Premier Disciplined Growth Fund Largest Holdings (% of Net Assets) on 3/31/13
Apple, Inc.	5.6%
Microsoft Corp.	3.1%
International Business Machines Corp.	3.0%
Google, Inc. Class A	2.3%
Oracle Corp.	2.1%
Verizon Communications, Inc.	1.7%
The Coca-Cola Co.	1.7%
PepsiCo, Inc.	1.6%
Philip Morris International, Inc.	1.4%
The Home Depot, Inc.	1.4%

23.9%

MassMutual Premier Disciplined Growth Fund Sector Table (% of Net Assets) on 3/31/13
Consumer, Non-cyclical	27.2%
Technology	20.6%
Communications	15.3%
Industrial	12.5%
Consumer, Cyclical	12.3%
Financial	4.6%
Basic Materials	4.0%
Energy	2.9%
Utilities	0.1%
Diversified	0.1%

Total Long-Term Investments	99.6%
Short-Term Investments and Other Assets and Liabilities	0.4%

Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Small Cap Opportunities Fund (formerly known as MassMutual Premier Small/Mid Cap Opportunities Fund), and who is the Fund’s subadviser?

The Fund seeks capital appreciation by investing primarily in common stocks of small-capitalization U.S. companies that the Fund’s subadviser believes have favorable business trends or prospects based on fundamental analysis. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of small-cap companies. The subadviser currently considers “small-cap” companies to be those whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index. Effective April 29, 2013, the name of this Fund changed from MassMutual Premier Small/Mid Cap Opportunities Fund to MassMutual Premier Small Cap Opportunities Fund and the Fund’s investment strategy changed from investing in small- and mid-capitalization companies to investing in small-capitalization companies. The Fund’s subadviser is OFI Global Institutional, Inc. (OFI Global Institutional). Effective April 19, 2013, the name of this subadviser changed from OFI Institutional Asset Management, Inc. to OFI Global Institutional, Inc.

MassMutual Premier Small Cap Opportunities Fund Largest Holdings (% of Net Assets) on 3/31/13
EPL Oil & Gas, Inc.	2.5%
Imax Corp.	2.4%
WellCare Health Plans, Inc.	2.3%
Robert Half International, Inc.	2.2%
LaSalle Hotel Properties	2.0%
Fortinet, Inc.	1.9%
Pier 1 Imports, Inc.	1.9%
Mid-America Apartment Communities, Inc.	1.9%
BankUnited, Inc.	1.9%
Aruba Networks, Inc.	1.8%

20.8%

MassMutual Premier Small Cap Opportunities Fund Sector Table (% of Net Assets) on 3/31/13
Financial	23.1%
Consumer, Non-cyclical	20.7%
Industrial	16.1%
Consumer, Cyclical	10.9%
Technology	9.1%
Diversified	8.3%
Basic Materials	7.0%
Energy	4.4%
Communications	4.2%
Utilities	1.1%

Total Long-Term Investments	104.9%
Short-Term Investments and Other Assets and Liabilities	(4.9)%

Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Global Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital appreciation by investing primarily in common stocks of companies in the U.S. and foreign countries. The Fund’s subadviser is OppenheimerFunds, Inc. (OFI).

MassMutual Premier Global Fund Largest Holdings (% of Net Assets) on 3/31/13
Telefonaktiebolaget LM Ericsson Class B	3.6%
European Aeronautic Defence and Space Co.	2.4%
SAP AG	2.3%
eBay, Inc.	2.2%
Google, Inc. Class A	2.2%
Siemens AG	2.0%
LVMH Moet Hennessy Louis Vuitton SA	2.0%
UBS AG	2.0%
PPR	2.0%
Colgate-Palmolive Co.	2.0%

22.7%

MassMutual Premier Global Fund Country Weightings (% of Net Assets) on 3/31/13
United States	44.1%
Germany	10.3%
Japan	8.0%
France	5.9%
Switzerland	5.8%
Sweden	5.3%
Brazil	4.0%
India	3.6%
Spain	3.6%
United Kingdom	3.4%
Mexico	2.4%
Netherlands	2.4%
Italy	2.0%
Denmark	1.4%
Panama	1.3%
Taiwan	0.9%
Finland	0.5%
Russia	0.4%
Australia	0.2%
Belgium	0.2%
Republic of Korea	0.1%

Total Long-Term Investments	105.8%
Short-Term Investments and Other Assets and Liabilities	(5.8)%

Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier International Equity Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve long-term capital appreciation by investing primarily in common stock of foreign companies. Under normal circumstances, the Fund invests at least 80% of its net assets in securities of foreign companies. The Fund’s subadviser is OFI Global Institutional, Inc. (OFI Global Institutional). Effective April 19, 2013, the name of this subadviser changed from OFI Institutional Asset Management, Inc. to OFI Global Institutional, Inc.

MassMutual Premier International Equity Fund Largest Holdings (% of Net Assets) on 3/31/13
Oppenheimer Institutional Money Market Fund Class E	3.2%
BT Group PLC	2.5%
SAP AG	2.5%
Experian PLC	2.1%
Heineken NV	1.9%
Roche Holding AG	1.8%
James Hardie Industries NV	1.8%
Telefonaktiebolaget LM Ericsson Class B	1.8%
Aalberts Industries NV	1.7%
William Hill PLC	1.7%

21.0%

MassMutual Premier International Equity Fund Country Weightings (% of Net Assets) on 3/31/13
United Kingdom	28.0%
United States	11.6%
France	11.0%
Netherlands	10.5%
Switzerland	10.2%
Germany	6.8%
Japan	4.8%
Spain	4.6%
Australia	3.9%
Italy	3.2%
Sweden	2.7%
India	1.6%
Canada	1.4%
Panama	1.4%
Brazil	1.2%
Ireland	1.2%
Denmark	0.8%
Luxembourg	0.7%
Austria	0.6%
Cayman Islands	0.4%
Mexico	0.3%
Finland	0.2%
Republic of Korea	0.1%

Total Long-Term Investments	107.2%
Other Assets and Liabilities	(7.2)%

Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Focused International Fund, and who is the Fund’s subadviser?

The Fund seeks long term capital appreciation by normally investing a minimum of 90% of its net assets in equity securities. The Fund may invest in developed and emerging markets; however, the Fund will typically invest in a minimum of 30 issuers organized, headquartered, or having a substantial portion of their assets in or deriving a substantial portion of their revenues from countries appearing in the Morgan Stanley Capital International (MSCI®) Europe, Australasia, Far East (EAFE®) Index. The Fund’s subadviser is Baring International Investment Limited (Baring).

MassMutual Premier Focused International Fund Largest Holdings (% of Net Assets) on 3/31/13

Sanofi	2.7%
Toyota Motor Corp.	2.4%
Reckitt Benckiser Group PLC	2.3%
Mitsubishi Electric Corp.	2.2%
Fresenius SE & Co. KGaA	2.2%
Kyocera Corp.	2.2%
Deutsche Boerse AG	2.1%
UBS AG	2.1%
Tokyo Electron Ltd.	2.1%
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	2.1%

22.4%

MassMutual Premier Focused International Fund Country Weightings (% of Net Assets) on 3/31/13

Japan	25.0%
United Kingdom	21.2%
Germany	11.7%
Switzerland	9.6%
United States	8.8%
France	8.3%
Israel	3.8%
Singapore	3.2%
Russia	2.5%
Australia	2.3%
Luxembourg	1.8%
Cayman Islands	1.7%
Sweden	1.6%
China	1.4%
Mauritius	1.4%
Canada	1.4%
Mexico	1.1%
Channel Islands	0.7%

Total Long-Term Investments	107.5%
Short-Term Investments and Other Assets and Liabilities	(7.5)%

Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MassMutual Premier Strategic Emerging Markets Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital growth by investing, under normal circumstances, at least 80% of its net assets in investments tied economically to emerging market countries. The Fund defines an emerging market country as one whose economy or markets are generally considered emerging or developing, and is not classified as a developed country according to the Morgan Stanley Capital International Barra Index. The Fund’s subadviser is Baring International Investment Limited (Baring).

MassMutual Premier Strategic Emerging Markets Fund Largest Holdings (% of Net Assets) on 3/31/13

Samsung Electronics Co., Ltd.	6.5%
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	3.5%
Hon Hai Precision Industry Co. Ltd.	2.8%
CNOOC Ltd.	2.6%
Ping An Insurance Group Co. of China Ltd. Class H	2.5%
Itau Unibanco Holding SA 3.31%	2.4%
Sberbank	2.4%
HDFC Bank Ltd. ADR (India)	2.3%
China Construction Bank Corp. Class H	2.2%
Hyundai Mobis	2.2%

29.4%

MassMutual Premier Strategic Emerging Markets Fund Country Weightings (% of Net Assets) on 3/31/13

Republic of Korea	18.8%
China	12.6%
Brazil	9.9%
India	9.5%
Russia	9.4%
Taiwan	8.1%
Hong Kong	6.1%
Mexico	5.3%
South Africa	5.1%
Cayman Islands	3.6%
Poland	1.7%
Belgium	1.4%
Turkey	1.4%
Bermuda	1.1%
United Kingdom	1.0%
Thailand	0.5%
Hungary	0.5%
United States	0.0%

Total Long-Term Investments	96.0%
Short-Term Investments and Other Assets and Liabilities	4.0%

Net Assets	100.0%

MassMutual Premier Money Market Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 103.1%
Certificates of Deposit — 2.4%
Bank of Nova Scotia 0.460% 9/16/13	$2,000,000	$2,001,966
Bank of Nova Scotia 0.723% 10/18/13	4,900,000	4,912,827
Bank of Nova Scotia 0.781% 12/13/13	3,000,000	3,011,214

		9,926,007

Commercial Paper — 75.4%
7-Eleven (a) 0.121% 4/15/13	5,000,000	4,999,717
7-Eleven (a) 0.131% 4/19/13	5,500,000	5,499,583
Air Products & Chemicals, Inc. (a) 0.131% 4/17/13	10,500,000	10,499,280
Anheuser-Busch InBev Worldwide, Inc. (a) 0.170% 4/17/13	8,000,000	7,999,282
Anheuser-Busch InBev Worldwide, Inc. (a) 0.172% 4/26/13	2,500,000	2,499,669
Astrazeneca PLC (a) 0.121% 4/26/13	7,700,000	7,699,281
Baker Hughes, Inc. (a) 0.200% 4/12/13	4,000,000	3,999,689
Basin Electric Power Cooperative (a) 0.121% 5/08/13	10,000,000	9,998,667
BMW US Capital LLC (a) 0.142% 5/16/13	10,000,000	9,998,133
Caterpillar Financial Services Co. 0.120% 5/24/13	6,500,000	6,498,787
Caterpillar Financial Services Co. 0.152% 6/20/13	4,000,000	3,998,617
The Coca-Cola Co. (a) 0.142% 6/06/13	10,500,000	10,497,183
Dover Corp. (a) 0.120% 4/04/13	6,560,000	6,559,869
Export-Import Bank of Korea 0.240% 5/14/13	10,500,000	10,496,780
General Electric Capital Corp. 0.200% 5/01/13	10,000,000	9,998,167
Google, Inc. (a) 0.142% 7/09/13	10,500,000	10,495,835
Henkel Corp. (a) 0.121% 4/01/13	2,500,000	2,499,975
Henkel Corp. (a) 0.121% 4/02/13	8,000,000	7,999,893
Illinois Tool Works, Inc. (a) 0.111% 4/05/13	10,500,000	10,499,775

	Principal Amount	Value
McDonald’s Corp. (a) 0.100% 5/03/13	$10,500,000	$10,498,979
National Rural Utilities Cooperative Finance Corp. 0.140% 5/06/13	10,500,000	10,498,448
Nestle Capital Corp. (a) 0.172% 8/26/13	350,000	349,752
Nestle Capital Corp. (a) 0.203% 5/21/13	4,000,000	3,998,822
Nestle Capital Corp. (a) 0.274% 4/22/13	5,000,000	4,999,100
Nestle Capital Corp. (a) 0.315% 8/27/13	610,000	609,207
NSTAR Electric Co. 0.233% 4/03/13	10,500,000	10,499,665
Paccar Financial Corp. 0.140% 5/09/13	5,000,000	4,999,203
Paccar Financial Corp. 0.142% 6/04/13	5,000,000	4,998,697
Parker-Hannifin Corp. (a) 0.160% 4/24/13	10,500,000	10,498,787
Precision Castparts Corp. (a) 0.160% 5/02/13	3,400,000	3,399,486
Precision Castparts Corp. (a) 0.172% 4/08/13	7,000,000	6,999,669
Reckitt Benckiser Treasury Services PLC (a) 0.140% 5/14/13	10,500,000	10,498,122
Roche Holding, Inc. (a) 0.121% 5/13/13	10,500,000	10,498,425
Rockwell Automation, Inc. (a) 0.180% 4/11/13	10,500,000	10,499,317
Sigma-Aldrich Corp. (a) 0.111% 4/01/13	10,500,000	10,499,904
Unilever Capital Corp. (a) 0.160% 6/07/13	10,000,000	9,996,889
Union Bank NA 0.182% 4/25/13	2,000,000	1,999,730
Union Bank NA 0.182% 5/01/13	3,600,000	3,599,406
Union Bank NA 0.182% 7/01/13	4,900,000	4,897,697
United Healthcare Co. (a) 0.200% 4/01/13	10,500,000	10,499,825
Wal-Mart Stores, Inc. (a) 0.081% 4/09/13	10,500,000	10,499,743
Wisconsin Gas Co. 0.182% 4/03/13	7,750,000	7,749,806
Wisconsin Gas Co. 0.192% 4/04/13	2,750,000	2,749,913

		309,076,774

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Money Market Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Corporate Debt — 4.9%
Berkshire Hathaway Finance Corp. FRN 0.635% 1/10/14	$9,000,000	$9,030,096
The Procter & Gamble Co., FRN 0.192% 2/14/14	3,000,000	2,999,567
The Procter & Gamble Co., FRN 0.215% 2/06/14	6,200,000	6,199,619
Texas Instruments, Inc. FRN 0.470% 5/15/13	2,000,000	2,000,740

		20,230,022

Discount Notes — 10.2%
Federal Home Loan Bank Discount Notes 0.100% 4/12/13	2,900,000	2,899,887
Federal Home Loan Bank Discount Notes 0.110% 4/12/13	2,000,000	1,999,915
Federal Home Loan Bank Discount Notes 0.130% 5/15/13	700,000	699,881
Federal Home Loan Bank Discount Notes 0.130% 6/26/13	1,000,000	999,679
Federal Home Loan Bank Discount Notes 0.130% 7/24/13	2,154,000	2,153,090
Federal Home Loan Bank Discount Notes 0.140% 6/19/13	700,000	699,777
Federal Home Loan Bank Discount Notes 0.150% 5/31/13	2,300,000	2,299,396
Federal Home Loan Bank Discount Notes 0.150% 6/19/13	1,000,000	999,658
Federal Home Loan Mortgage Corp. 0.115% 4/29/13	3,000,000	2,999,703
Federal Home Loan Mortgage Corp. 0.130% 4/22/13	414,000	413,964
Federal Home Loan Mortgage Corp. 0.130% 5/06/13	1,500,000	1,499,794
Federal Home Loan Mortgage Corp. 0.130% 5/13/13	800,000	799,870
Federal Home Loan Mortgage Corp. 0.130% 5/20/13	4,000,000	3,999,249
Federal Home Loan Mortgage Corp. 0.140% 4/23/13	1,030,000	1,029,900
Federal Home Loan Mortgage Corp. 0.150% 4/01/13	2,850,000	2,849,964
Federal Home Loan Mortgage Corp. 0.150% 10/15/13	1,100,000	1,099,083

	Principal Amount	Value
Federal National Mortgage Association 0.120% 4/24/13	$1,500,000	$1,499,870
Federal National Mortgage Association 0.135% 5/08/13	1,300,000	1,299,805
Federal National Mortgage Association 0.135% 5/29/13	5,000,000	4,998,856
Federal National Mortgage Association 0.135% 9/16/13	2,100,000	2,098,654
Federal National Mortgage Association 0.140% 7/31/13	173,000	172,917
Federal National Mortgage Association 0.145% 8/07/13	3,845,000	3,842,971
Federal National Mortgage Association 0.150% 10/01/13	284,000	283,780

		41,639,663

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/13	24,493	24,493

U.S. Treasury Bills — 1.1%
U.S. Treasury Bill 0.125% 4/25/13	4,600,000	4,599,565

U.S. Treasury Bonds & Notes — 9.1%
U.S. Treasury Note 0.125% 8/31/13	12,500,000	12,497,963
U.S. Treasury Note 0.625% 4/30/13	9,800,000	9,803,915
U.S. Treasury Note 0.750% 9/15/13	5,000,000	5,013,782
U.S. Treasury Note 1.250% 2/15/14	5,000,000	5,047,984
U.S. Treasury Note 1.750% 1/31/14	5,000,000	5,066,335

		37,429,979

TOTAL SHORT-TERM INVESTMENTS (Cost $422,926,503)		422,926,503

TOTAL INVESTMENTS — 103.1% (Cost $422,926,503) (b)		422,926,503

Other Assets/(Liabilities) —(3.1)%		(12,841,336)

NET ASSETS — 100.0%		$410,085,167

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Money Market Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

FRN	Floating Rate Note
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, these securities amounted to a value of $226,091,858 or 55.13% of net assets.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 65.2%

CORPORATE DEBT — 40.0%
Advertising — 0.3%
WPP Finance 8.000% 9/15/14	$1,515,000	$1,663,188

Agriculture — 0.1%
Bunge Ltd. Finance Corp. 3.200% 6/15/17	550,000	568,916

Auto Manufacturers — 0.3%
Volvo Treasury AB (a) 5.950% 4/01/15	1,475,000	1,601,910

Automotive & Parts — 0.2%
Lear Corp. 8.125% 3/15/20	911,000	1,015,765

Banks — 1.9%
Associated Banc-Corp. 1.875% 3/12/14	310,000	311,369
Capital One Financial Corp. 2.125% 7/15/14	300,000	304,692
Capital One Financial Corp. 7.375% 5/23/14	270,000	289,837
First Horizon National Corp. 5.375% 12/15/15	1,131,000	1,230,308
ICICI Bank Ltd. (a) 5.500% 3/25/15	4,130,000	4,386,874
Regions Financial Corp. 5.750% 6/15/15	209,000	226,786
Regions Financial Corp. 7.750% 11/10/14	2,500,000	2,756,200

		9,506,066

Beverages — 0.3%
Constellation Brands, Inc. 8.375% 12/15/14	1,385,000	1,532,156

Building Materials — 1.6%
CRH America, Inc. 5.300% 10/15/13	1,675,000	1,713,582
Lafarge North America, Inc. 6.875% 7/15/13	1,250,000	1,270,000
Lafarge SA (a) 6.200% 7/09/15	1,100,000	1,177,000
Masco Corp. 4.800% 6/15/15	1,090,000	1,147,789
Masco Corp. 7.125% 8/15/13	400,000	408,098
Owens Corning 6.500% 12/01/16	1,815,000	2,043,412

		7,759,881

	Principal Amount	Value
Chemicals — 1.8%
Cabot Corp. 5.000% 10/01/16	$875,000	$974,010
Incitec Pivot Ltd. (a) 4.000% 12/07/15	2,950,000	3,089,709
LyondellBasell Industries NV 5.000% 4/15/19	450,000	508,500
RPM International, Inc. 6.125% 10/15/19	850,000	997,984
RPM International, Inc. 6.250% 12/15/13	2,300,000	2,379,914
Yara International ASA (a) 5.250% 12/15/14	995,000	1,061,790

		9,011,907

Commercial Services — 0.7%
Brambles USA, Inc. (a) 3.950% 4/01/15	660,000	689,052
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	465,000	493,481
Equifax, Inc. 4.450% 12/01/14	2,280,000	2,400,471

		3,583,004

Computers — 0.5%
Affiliated Computer Services, Inc. 5.200% 6/01/15	1,145,000	1,227,227
Hewlett-Packard Co. 2.125% 9/13/15	370,000	375,118
Hewlett-Packard Co. 2.200% 12/01/15	675,000	688,234

		2,290,579

Distribution & Wholesale — 0.3%
Arrow Electronics, Inc. 3.000% 3/01/18	295,000	297,615
Arrow Electronics, Inc. 3.375% 11/01/15	935,000	970,819
Arrow Electronics, Inc. 4.500% 3/01/23	260,000	262,247

		1,530,681

Diversified Financial — 5.8%
Citigroup, Inc. 5.500% 10/15/14	320,000	341,470
Citigroup, Inc. 6.375% 8/12/14	2,270,000	2,432,693
CNH Capital LLC 3.875% 11/01/15	450,000	461,250
ERAC USA Finance LLC (a) 5.900% 11/15/15	1,000,000	1,120,811
Ford Motor Credit Co. 12.000% 5/15/15	580,000	700,726

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Ford Motor Credit Co. LLC 2.750% 5/15/15	$650,000	$663,497
Ford Motor Credit Co. LLC 3.000% 6/12/17	550,000	564,070
Ford Motor Credit Co. LLC 3.875% 1/15/15	835,000	868,038
Ford Motor Credit Co. LLC 8.700% 10/01/14	1,125,000	1,242,735
The Goldman Sachs Group, Inc. 1.600% 11/23/15	655,000	660,998
The Goldman Sachs Group, Inc. 3.300% 5/03/15	1,500,000	1,563,789
The Goldman Sachs Group, Inc. 5.150% 1/15/14	1,075,000	1,112,644
The Goldman Sachs Group, Inc. 6.000% 5/01/14	675,000	711,489
Hyundai Capital America (a) 3.750% 4/06/16	2,315,000	2,455,314
International Lease Finance Corp. 3.875% 4/15/18	270,000	269,325
International Lease Finance Corp. 5.625% 9/20/13	300,000	305,250
International Lease Finance Corp. 5.750% 5/15/16	805,000	869,400
Janus Capital Group, Inc. 6.700% 6/15/17	925,000	1,058,864
JP Morgan Chase & Co. 3.450% 3/01/16	2,365,000	2,514,388
JPMorgan Chase & Co. 5.125% 9/15/14	2,300,000	2,439,803
Lazard Group LLC 6.850% 6/15/17	490,000	563,374
Lazard Group LLC 7.125% 5/15/15	805,000	890,487
Merrill Lynch & Co., Inc. 6.050% 5/16/16	2,025,000	2,251,356
Morgan Stanley 2.875% 7/28/14	1,500,000	1,533,055
Morgan Stanley 6.000% 4/28/15	950,000	1,034,821

		28,629,647

Electric — 2.2%
Ameren Corp. 8.875% 5/15/14	3,511,000	3,790,988
CMS Energy Corp. 2.750% 5/15/14	1,575,000	1,601,106
IPALCO Enterprises, Inc. 5.000% 5/01/18	900,000	972,000
Ipalco Enterprises, Inc. (a) 7.250% 4/01/16	3,005,000	3,373,112
Kansas Gas & Electric Co. 5.647% 3/29/21	341,451	381,451

	Principal Amount	Value
Kiowa Power Partners LLC (a) 4.811% 12/30/13	$47,964	$48,335
Tenaska Oklahoma I LP (a) 6.528% 12/30/14	104,291	106,589
Tri-State Generation & Transmission Association, Series 2003, Class A (a) 6.040% 1/31/18	310,667	341,535

		10,615,116

Electronics — 0.6%
Avnet, Inc. 5.875% 3/15/14	1,890,000	1,973,642
Avnet, Inc. 6.625% 9/15/16	595,000	676,606
Jabil Circuit, Inc. 7.750% 7/15/16	410,000	472,012

		3,122,260

Engineering & Construction — 0.1%
BAA Funding Ltd. (a) 2.500% 6/25/17	465,000	478,806

Foods — 0.5%
TreeHouse Foods, Inc. 7.750% 3/01/18	875,000	948,281
Tyson Foods, Inc. 6.600% 4/01/16	1,360,000	1,557,875

		2,506,156

Forest Products & Paper — 0.2%
Domtar Corp. 7.125% 8/15/15	750,000	833,303

Gas — 0.1%
Southern Union Co. VRN 3.316% 5/13/13	575,000	504,563

Hand & Machine Tools — 0.1%
Kennametal, Inc. 2.650% 11/01/19	350,000	349,891

Health Care – Products — 0.3%
Boston Scientific Corp. 4.500% 1/15/15	1,265,000	1,341,979

Health Care – Services — 0.2%
WellPoint, Inc. 1.875% 1/15/18	1,055,000	1,068,512

Holding Company – Diversified — 0.5%
Leucadia National Corp. 7.000% 8/15/13	460,000	468,338
Leucadia National Corp. 8.125% 9/15/15	1,700,000	1,927,375

		2,395,713

Home Furnishing — 0.2%
Sealy Mattress Co. (a) 10.875% 4/15/16	932,000	985,599

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Whirlpool Corp. 8.600% 5/01/14	$135,000	$145,899

		1,131,498

Housewares — 0.1%
Newell Rubbermaid, Inc. 2.000% 6/15/15	300,000	305,220

Insurance — 1.0%
American International Group, Inc. 3.000% 3/20/15	1,750,000	1,815,599
American International Group, Inc. 3.650% 1/15/14	120,000	122,798
Genworth Financial, Inc. 5.750% 6/15/14	2,325,000	2,437,827
The Hartford Financial Services Group, Inc. 4.000% 3/30/15	515,000	544,279

		4,920,503

Investment Companies — 0.2%
Xstrata Finance Canada (a) 2.850% 11/10/14	550,000	563,690
Xstrata Finance Canada Ltd. (a) 1.800% 10/23/15	500,000	505,682

		1,069,372

Iron & Steel — 1.1%
ArcelorMittal 4.250% 2/25/15	1,500,000	1,550,625
ArcelorMittal 9.500% 2/15/15	1,290,000	1,457,700
Commercial Metals Co. 5.625% 11/15/13	1,750,000	1,793,750
Reliance Steel & Aluminum Co. 6.200% 11/15/16	499,000	556,333

		5,358,408

Leisure Time — 0.5%
Harley-Davidson Financial Services, Inc. (a) 3.875% 3/15/16	2,300,000	2,469,880

Lodging — 0.3%
Hyatt Hotels Corp. (a) 5.750% 8/15/15	240,000	260,719
Wynn Las Vegas LLC 7.750% 8/15/20	975,000	1,093,219

		1,353,938

Machinery – Diversified — 0.2%
Roper Industries, Inc. 1.850% 11/15/17	1,125,000	1,134,205

Manufacturing — 1.4%
Harsco Corp 2.700% 10/15/15	625,000	630,869

	Principal Amount	Value
Ingersoll-Rand Global Holding Co. Ltd. 9.500% 4/15/14	$1,779,000	$1,933,159
Textron, Inc. 6.200% 3/15/15	2,500,000	2,723,130
Tyco Electronics Group SA 6.550% 10/01/17	1,461,000	1,747,114

		7,034,272

Media — 0.2%
Globo Comunicacao e Participacoes SA (a) 4.875% 4/11/22	600,000	648,300
Scholastic Corp. 5.000% 4/15/13	575,000	575,725

		1,224,025

Metal Fabricate & Hardware — 0.1%
The Timken Co. 6.000% 9/15/14	335,000	356,410

Mining — 0.8%
Vale Overseas Ltd. 6.250% 1/11/16	3,330,000	3,723,669

Office Equipment/Supplies — 0.5%
Pitney Bowes Inc, Series MTN 4.750% 1/15/16	300,000	315,350
Xerox Corp. 4.250% 2/15/15	250,000	263,336
Xerox Corp. 8.250% 5/15/14	1,755,000	1,893,727

		2,472,413

Oil & Gas — 1.1%
Chesapeake Energy Corp. 9.500% 2/15/15	660,000	745,800
Chesapeake Energy Corp., Convertible 2.250% 12/15/38	105,000	93,187
Chesapeake Energy Corp., Convertible 2.500% 5/15/37	1,065,000	1,020,403
Newfield Exploration Co. 6.875% 2/01/20	550,000	589,875
Petrobras International Finance Co. 2.875% 2/06/15	1,900,000	1,939,450
Transocean, Inc. 4.950% 11/15/15	925,000	1,000,837

		5,389,552

Oil & Gas Services — 0.3%
Superior Energy Services, Inc. 7.125% 12/15/21	555,000	620,906
Weatherford International Ltd. 4.500% 4/15/22	300,000	309,030
Weatherford International Ltd. 5.500% 2/15/16	600,000	655,154

		1,585,090

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Packaging & Containers — 0.1%
Rock Tenn Co. 3.500% 3/01/20	$650,000	$664,464

Pharmaceuticals — 0.9%
AbbVie, Inc. (a) 1.750% 11/06/17	500,000	506,081
Express Scripts Holding Co. 2.100% 2/12/15	2,500,000	2,553,940
Mylan, Inc. (a) 7.625% 7/15/17	340,000	377,961
Mylan, Inc. (a) 7.875% 7/15/20	950,000	1,108,570

		4,546,552

Pipelines — 0.3%
Enogex LLC (a) 6.875% 7/15/14	930,000	979,255
Gulf South Pipeline Co. LP (a) 5.050% 2/01/15	275,000	293,841

		1,273,096

Real Estate — 2.2%
Colonial Realty LP 6.250% 6/15/14	2,225,000	2,350,274
ProLogis LP 5.625% 11/15/15	2,090,000	2,293,618
ProLogis LP, Series A 5.750% 4/01/16	2,000,000	2,222,858
ProLogis LP 5.900% 8/15/13	1,350,000	1,373,072
Regency Centers LP 5.250% 8/01/15	2,220,000	2,409,910

		10,649,732

Real Estate Investment Trusts (REITS) — 4.8%
American Tower Corp. 4.625% 4/01/15	2,430,000	2,591,247
Boston Properties LP 5.625% 4/15/15	3,000,000	3,278,829
DDR Corp 9.625% 3/15/16	145,000	176,732
Developers Diversified Realty Corp. 5.500% 5/01/15	1,995,000	2,155,657
Duke Realty LP 5.950% 2/15/17	1,494,000	1,709,194
Duke Realty LP 8.250% 8/15/19	550,000	712,300
Federal Realty Investment Trust 6.200% 1/15/17	2,100,000	2,435,992
HCP, Inc. 6.000% 1/30/17	1,450,000	1,678,455
Highwoods Realty LP 5.850% 3/15/17	710,000	796,505

	Principal Amount	Value
Host Hotels & Resorts LP 9.000% 5/15/17	$200,000	$210,750
Kimco Realty Corp. 5.190% 10/01/13	750,000	765,822
Realty Income Corp. 2.000% 1/31/18	205,000	206,335
Realty, Inc. 5.950% 9/15/16	1,750,000	2,007,428
UDR, Inc. 5.250% 1/15/15	1,650,000	1,763,096
UDR, Inc. 5.250% 1/15/16	1,500,000	1,646,100
UDR, Inc. 6.050% 6/01/13	800,000	806,766
Ventas Realty LP/Ventas Capital Corp. 3.125% 11/30/15	500,000	528,531

		23,469,739

Retail — 0.5%
Best Buy Co., Inc. 7.250% 7/15/13	550,000	558,250
Macy’s Retail Holdings, Inc. 5.750% 7/15/14	1,681,000	1,783,070
Macy’s Retail Holdings, Inc. 7.450% 7/15/17	250,000	307,329

		2,648,649

Savings & Loans — 0.5%
Glencore Funding LLC (a) 6.000% 4/15/14	2,325,000	2,435,407

Software — 0.4%
ManTech International Corp. 7.250% 4/15/18	1,250,000	1,325,000
Oracle Corp. 1.200% 10/15/17	600,000	600,660

		1,925,660

Telecommunications — 2.2%
CenturyLink, Inc. 5.000% 2/15/15	1,910,000	2,015,123
CenturyLink, Inc. 5.500% 4/01/13	390,000	390,000
Frontier Communications Corp. 7.875% 4/15/15	675,000	770,344
MetroPCS Wireless, Inc. 7.875% 9/01/18	139,000	151,857
Qwest Corp. 8.375% 5/01/16	975,000	1,151,466
Telecom Italia Capital 5.250% 10/01/15	650,000	685,762
Telecom Italia Capital 6.175% 6/18/14	1,690,000	1,768,027
Telefonica Emisiones SAU 2.582% 4/26/13	760,000	760,749

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Virgin Media Finance PLC 8.375% 10/15/19	$822,000	$918,585
Virgin Media Secured Finance PLC 6.500% 1/15/18	2,270,000	2,417,550

		11,029,463

Transportation — 0.8%
Asciano Finance (a) 3.125% 9/23/15	2,485,000	2,560,238
Ryder System, Inc. 2.500% 3/01/18	1,295,000	1,327,966

		3,888,204

Trucking & Leasing — 0.7%
GATX Corp. 3.500% 7/15/16	105,000	111,202
GATX Corp. 8.750% 5/15/14	695,000	753,047
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 2.500% 7/11/14	1,910,000	1,940,121
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 3.125% 5/11/15	550,000	569,078

		3,373,448

TOTAL CORPORATE DEBT (Cost $192,986,676)		197,342,868

MUNICIPAL OBLIGATIONS — 0.7%
Louisiana State Public Facilities Authority FRN 0.801% 4/26/27	500,000	505,070
North Carolina State Education Assistance Authority FRN 1.201% 1/26/26	800,000	807,016
North Carolina State Education Assistance Authority Student Loan Revenue Bonds FRN 0.751% 1/25/21	263,133	263,483
State of California 5.950% 4/01/16	245,000	280,611
State of Illinois 5.365% 3/01/17	1,200,000	1,338,216

		3,194,396

TOTAL MUNICIPAL OBLIGATIONS (Cost $3,002,075)		3,194,396

	Principal Amount	Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 18.8%
Automobile ABS — 2.6%
American Credit Acceptance Receivables Trust, Series 2012-2, Class A (a) 1.890% 7/15/16	$763,113	$768,089
AmeriCredit Automobile Receivables Trust, Series 2011-3, Class A2 0.840% 11/10/14	15,756	15,757
ARI Fleet Lease Trust, Series 2012-A, Class A FRN (a) 0.753% 3/15/20	553,473	552,948
Avis Budget Rental Car Funding AESOP LLC, Series 2011-1A, Class A (a) 1.850% 11/20/14	290,000	292,123
Avis Budget Rental Car Funding AESOP LLC, Series 2012-1A, Class A (a) 2.054% 8/20/16	800,000	817,454
California Republic Auto Receivables Trust, Series 2012-1, Class A (a) 1.180% 8/15/17	789,697	788,820
Chesapeake Funding LLC, Series 2012-1A, Class A FRN (a) 0.953% 11/07/23	1,050,000	1,054,591
Chesapeake Funding LLC, Series 2009-2A, Class A FRN (a) 1.953% 9/15/21	1,372,234	1,380,852
Credit Acceptance Auto Loan Trust, Series 2012-1A, Class A (a) 2.200% 9/16/19	1,000,000	1,015,059
Enterprise Fleet Financing LLC, Series 2012-1, Class A2 (a) 1.140% 11/20/17	1,053,942	1,059,425
Enterprise Fleet Financing LLC, Series 2011-2, Class A2 (a) 1.430% 10/20/16	738,277	740,382
Enterprise Fleet Financing LLC, Series 2011-3, Class A2 (a) 1.620% 5/20/17	418,062	420,691
First Investors Auto Owner Trust, Series 2011-1, Class A2 (a) 1.470% 3/16/15	17,988	17,993
First Investors Auto Owner Trust, Series 2012-2A, Class A2 (a) 1.470% 5/15/18	478,960	483,862
First Investors Auto Owner Trust, Series 2012-1A, Class A2 (a) 1.960% 11/15/17	369,108	372,159
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2 (a) 3.740% 2/25/17	450,000	483,003
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2 (a) 5.290% 3/25/16	300,000	324,083

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
LAI Vehicle Lease Securitization Trust, Series 2010-A, Class A (a) 2.550% 9/15/16	$129,025	$129,747
Prestige Auto Receivables Trust, Series 2012-1A, Class A2 (a) 1.230% 12/15/15	952,159	954,009
Rental Car Finance Corp., Series 2011-1A, Class A1 (a) 2.510% 2/25/16	340,000	348,997
Santander Consumer Acquired Receivables Trust, Series 2011-WO, Class A3 (a) 1.400% 10/15/14	114,807	114,847
Wheels SPV LLC, Series 2012-1, Class A2 (a) 1.190% 3/20/21	739,420	744,219

		12,879,110

Commercial MBS — 4.8%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.754% 2/10/51	825,000	954,885
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4 VRN 6.194% 2/10/51	1,275,000	1,529,171
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	750,000	847,144
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	500,000	537,865
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/45	59,752	60,919
Bear Stearns Commercial Mortgage Securities, Series 2006-T22, Class AAB VRN 5.581% 4/12/38	722,913	742,785
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/50	700,000	816,665
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	625,000	730,893
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class AM VRN 5.757% 9/11/38	900,000	993,903
COMM 2007-C9 Mortgage Trust, Series 2007-C9, Class A4 VRN 5.800% 12/10/49	1,055,000	1,240,948

	Principal Amount	Value
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class AM VRN 5.773% 6/10/46	$400,000	$431,977
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C1, Class A4 VRN 4.750% 1/15/37	766,805	784,056
DBUBS Mortgage Trust, Series 2011-LC3A, Class A1 2.238% 8/10/44	441,907	447,802
DBUBS Mortgage Trust, Series 2011-LC2A, Class A2 (a) 3.386% 7/10/44	525,000	562,141
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1 (a) 3.742% 11/10/46	906,871	973,162
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4 VRN 5.866% 7/10/38	1,122,000	1,266,099
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	1,200,000	1,338,130
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	825,000	954,147
Morgan Stanley Capital I, Series 2005-T19, Class AAB 4.852% 6/12/47	371,334	378,475
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	450,000	496,610
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	723,337	732,134
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.275% 1/11/43	400,000	484,102
Morgan Stanley Capital I Trust, Series 2012-C4, Class A2 2.111% 3/15/45	575,000	595,058
STRIPs Ltd., Series 2012-1A, Class A (a) 1.500% 12/25/44	671,185	663,349
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ VRN 5.539% 8/15/39	450,000	491,814
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3 VRN 5.539% 8/15/39	651,883	683,344

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	$1,450,000	$1,656,229
Wells Fargo Reremic Trust, Series 2012-IO, Class A (a) 1.750% 8/20/21	603,613	604,180
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A2 1.765% 12/15/45	880,000	896,273
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A2 (a) 3.240% 3/15/44	400,000	425,463
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2 (a) 3.791% 2/15/44	475,000	510,697

		23,830,420

Home Equity ABS — 2.5%
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.474% 8/25/35	330,823	323,766
ACE Securities Corp., Series 2005-ASP1, Class A2D FRN 0.554% 9/25/35	289,400	287,176
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Class A2C FRN 0.564% 7/25/35	196,705	194,185
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A2 FRN 0.574% 11/25/34	257,529	255,699
Asset-Backed Funding Certificates, Series 2005-WMC1, Class M1 FRN 0.864% 6/25/35	440,351	432,663
Bayview Financial Acquisition Trust, Series 2004-D, Class A FRN 0.789% 8/28/44	62,530	62,362
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE4, Class M1 FRN 0.634% 4/25/35	82,000	81,402
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2 FRN 0.304% 5/25/36	694	694
Carrington Mortgage Loan Trust, Series 2006-FRE1, Class A2 FRN 0.314% 7/25/36	184,665	181,799
Citigroup Mortgage Loan Trust, Inc., Series 2003-HE4, Class A FRN (a) 0.614% 12/25/33	134,778	134,809
Citigroup Mortgage Loan Trust, Inc., Series 2005-OPT4, Class M2 FRN 1.000% 7/25/35	295,000	282,287

	Principal Amount	Value
Countrywide Asset-Backed Certificates, Series 2006-BC1, Class 2A2 FRN 0.384% 4/25/36	$50,222	$50,104
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.434% 9/25/34	83,223	82,958
Credit-Based Asset Servicing and Securitization LLC, Series 2006-RP2, Class A2 FRN (a) 0.494% 7/25/36	687,830	680,450
First Frankin Mortgage Loan Trust, Series 2005-FF6, Class M1 FRN 0.624% 5/25/36	500,000	473,511
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.444% 1/25/36	334,692	324,567
GSAMP Trust, Series 2005-WMC1, Class A4 FRN 0.584% 9/25/35	202,087	201,669
GSAMP Trust, Series 2005-AHL, Class M1 FRN 0.634% 4/25/35	304,764	285,895
Home Equity Asset Trust, Series 2006-4, Class 2A3 FRN 0.374% 8/25/36	287,964	280,673
Home Equity Asset Trust, Series 2006-3, Class 2A3 FRN 0.384% 7/25/36	215,934	215,294
Home Equity Asset Trust, Series 2005-4, Class M2 FRN 0.644% 10/25/35	472,590	460,980
HSBC Home Equity Loan Trust, Series 2005-1, Class M FRN 0.733% 1/20/34	575,241	501,902
Lake Country Mortgage Loan Trust, Series 2005-HE1, Class M1 FRN (a) 0.984% 12/25/32	568,451	541,411
Long Beach Mortgage Loan Trust, Series 2005-3, Class 2A2 FRN 0.484% 8/25/45	3,044	3,015
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2 FRN 0.754% 6/25/35	998,739	931,988
Long Beach Mortgage Loan Trust, Series 2005-1, Class M1 FRN 0.954% 2/25/35	244,979	241,167
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (a) 0.939% 6/28/35	780,066	734,908
Morgan Stanley Capital, Inc., Series 2005-WMC6, Class M2 FRN 0.704% 7/25/35	685,000	660,052

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
New Century Home Equity Loan Trust, Series 2005-2, Class A2C FRN 0.504% 6/25/35	$431,665	$431,107
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 7.200% 10/25/28	605	643
Nomura Home Equity Loan, Inc., Series 2005-FM1, Class M1 FRN 0.674% 5/25/35	293,272	284,803
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.584% 8/25/35	524,804	517,125
Park Place Securities, Inc., Series 2005-WHQ1, Class M2 FRN 0.704% 3/25/35	439,210	424,245
RAAC Series, Series 2005-RP1, Class M1 FRN (a) 0.754% 7/25/37	35,393	35,266
RAMP Series, Series 2005-EFC4, Class M1 FRN 0.614% 9/25/35	1,010,000	975,657
Residential Asset Securities Corp., Series 2006-KS2, Class A3 FRN 0.394% 3/25/36	267,331	265,704
Residential Asset Securities Corp., Series 2005-KS12, Class A2 FRN 0.454% 1/25/36	147,531	146,757
Specialty Underwriting & Residential Finance, Series 2005-AB1, Class A1C FRN 0.544% 3/25/36	219,384	217,658
Structured Asset Investment Loan Trust, Series 2005-7, Class A5 FRN 0.564% 8/25/35	395,983	392,707
Truman Capital Mortgage Loan Trust, Series 2004-2, Class A2 FRN (a) 0.754% 12/25/32	19,050	19,037

		12,618,095

Manufactured Housing ABS — 0.1%
Vanderbilt Mortgage Finance, Series 2000-B, Class IIA1 FRN 0.463% 7/07/30	281,165	247,120

Other ABS — 3.6%
ARL First LLC, Series 2012-1A, Class A1 FRN (a) 1.953% 12/15/42	487,959	498,023
CLI Funding LLC, Series 2006-1A, Class A FRN (a) 0.383% 8/18/21	992,305	977,485
CLI Funding LLC, Series 2013-1A (a) 2.830% 3/18/28	490,000	490,341

	Principal Amount	Value
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (a) 5.216% 1/25/42	$635,325	$720,507
Drug Royalty Corp., Inc., Series 2012-1, Class A1 FRN (a) 5.554% 7/15/24	848,205	873,842
Drug Royalty II LP, Series 2012-1, Class A1 FRN (a) 4.304% 1/15/25	615,440	615,440
Great America Leasing Receivables, Series 2012-1, Class A2 (a) 0.950% 3/17/14	678,000	678,584
Hercules Capital Funding Trust, Series 2012-1A, Class A (a) 3.320% 12/16/17	742,777	746,027
HFG Healthco-4 LLC, Series 2011-1A, Class A FRN (a) 2.454% 6/02/17	575,000	585,971
Icon Brands Holdings LLC, Series 2012-1A, Class A (a) 4.229% 1/25/43	260,000	274,193
Leaf II Receivables Funding LLC, Series 2012-1, Class A2 (a) 0.810% 12/15/15	1,250,000	1,250,000
Marriott Vacation Club Owner Trust, Series 2009-2A, Class A (a) 4.809% 7/20/31	948,585	990,894
New York City Tax Lien, Series 2012-AA, Class A (a) 1.230% 11/10/25	464,518	465,136
New York City Tax Lien, Series 2011-AA, Class A (a) 1.990% 12/10/24	123,546	123,692
Newport Waves CDO (Acquired 3/30/07, Cost $1,598,144), Series 2007-1A, Class A3LS FRN (a) (b) 0.880% 6/20/14	1,600,000	1,529,760
PFS Financing Corp., Series 2011-BA, Class A FRN (a) 1.703% 10/17/16	750,000	758,599
Sierra Receivables Funding Co. LLC, Series 2007-1A, Class A2 FRN (a) 0.353% 3/20/19	240,568	238,264
Sierra Receivables Funding Co. LLC, Series 2007-2A, Class A2 FRN (a) 1.203% 9/20/19	500,217	496,556
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (a) 2.840% 11/20/28	423,348	432,447
Sierra Receivables Funding Co. LLC, Series 2011-3A, Class A (a) 3.370% 7/20/28	275,335	284,842

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SVO VOI Mortgage LLC, Series 2010-AA, Class A (a) 3.650% 7/20/27	$306,527	$317,998
Tax Liens Securitization Trust, Series 2010-1A, Class 1A2 (a) 2.000% 4/15/18	5,946	5,954
Textainer Marine Containers Ltd., Series 2005-1A, Class A FRN (a) 0.450% 5/15/20	283,833	280,955
Textainer Marine Containers Ltd., Series 2012-1A, Class A (a) 4.210% 4/15/27	635,833	662,871
Trafigura Securitisation Finance PLC, Series 2012-1A, Class A FRN (a) 2.603% 10/15/15	340,000	346,687
Trip Rail Master Funding LLC, Series 2011-1A, Class A1B FRN (a) 2.703% 7/15/41	940,217	959,905
Triton Container Finance LLC, Series 2006-1A FRN (a) 0.370% 11/26/21	1,244,833	1,217,731
Triton Container Finance LLC, Series 2012-1A, Class A, ABS, 144A (a) 4.210% 5/14/27	770,000	793,825

		17,616,529

Student Loans ABS — 4.4%
Access Group, Inc., Series 2007-A, Class A2 FRN 0.418% 8/25/26	225,089	219,604
Access Group, Inc., Series 2002-1, Class A2 FRN 0.464% 9/25/25	69,149	69,052
Access Group, Inc., Series 2003-1, Class A2 FRN 0.544% 12/27/16	548,108	546,467
Access Group, Inc., Series 2002-1, Class A4 VRN 1.704% 9/01/37	400,000	347,833
Brazos Higher Education Authority, Series 2005-1, Class 1A2 FRN 0.363% 12/26/18	291,200	290,909
College Loan Corp. Trust, Series 2004-1, Class A3 FRN 0.461% 4/25/21	11,656	11,427
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 1.704% 1/25/47	1,075,000	924,500
Collegiate Funding Services Education Loan Trust, Series 2005-A, Class A2 FRN 0.374% 12/28/21	655,786	654,431

	Principal Amount	Value
Education Funding Capital Trust I, Series 2004-1, Class A2 FRN 0.440% 12/15/22	$644,804	$643,196
Education Funding Capital Trust I, Series 2004-1, Class A4 FRN 1.702% 6/15/43	650,000	643,500
Education Funding Capital Trust I, Series 2004-1, Class A6 FRN 1.704% 6/15/43	450,000	412,029
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.950% 6/15/43	300,000	232,675
GCO Education Loan Funding Trust, Series 2006-2A, Class A2L FRN (a) 0.388% 8/25/25	1,824,186	1,816,056
Goal Capital Funding Trust, Series 2006-1, Class A3 FRN 0.408% 11/25/26	600,000	590,205
KeyCorp Student Loan Trust, Series 2004-A, Class 2A2 FRN 1.000% 10/28/41	611,886	603,599
Montana Higher Education Student Assistance Corp., Series 2012-1, Class A1 FRN 0.803% 9/20/22	454,986	456,381
National Collegiate Student Loan Trust, Series 2006-3, Class A2 FRN 0.314% 3/25/26	367,788	366,099
Nelnet Education Loan Funding, Inc., Series 2004-2A, Class A5B FRN 1.028% 2/25/39	100,000	90,627
Nelnet Education Loan Funding, Inc., Series 2004-2A, Class A5C FRN 1.028% 2/25/39	150,000	135,941
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (a) 1.004% 4/25/46	315,605	319,954
Northstar Education Finance, Inc., Series 2005-1, Class A1 FRN 0.401% 10/28/26	440,445	439,076
Northstar Education Finance, Inc., Series 2004-2 FRN 0.420% 4/28/16	452,508	452,183
Northstar Education Finance, Inc., Series 2006-A, Class A3 FRN 0.497% 5/28/26	435,341	431,161
Pennsylvania Higher Education Assistance Agency, Series 2005-1, Class A2 FRN 0.381% 1/25/18	614,860	614,108
SLC Student Loan Trust, Series 2006-A, Class A4 FRN 0.424% 1/15/19	1,111,506	1,107,251

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLC Student Loan Trust, Series 2006-A, Class A5 FRN 0.474% 7/15/36	$1,810,000	$1,705,991
SLM Student Loan Trust, Series 2003-10A, Class A1F FRN (a) 0.600% 12/15/16	600,000	600,000
SLM Student Loan Trust, Series 2003-11, Class B FRN 0.930% 12/15/38	790,808	702,739
SLM Student Loan Trust, Series 2012-B, Class A1 FRN (a) 1.303% 12/15/21	524,634	527,686
SLM Student Loan Trust, Series 2012-C, Class A1 FRN (a) 1.303% 8/15/23	606,879	611,069
SLM Student Loan Trust, Series 2012-A, Class A1 FRN (a) 1.603% 8/15/25	534,498	541,308
SLM Student Loan Trust, Series 2003-10A, Class A1H FRN (a) 1.692% 12/15/16	500,000	500,000
SLM Student Loan Trust, Series 2003-10A, Class A1D FRN (a) 1.693% 12/15/16	150,000	150,000
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (a) 1.693% 12/15/16	125,000	125,000
SLM Student Loan Trust, Series 2003-10A, Class A1A FRN (a) 1.694% 12/15/16	950,000	950,000
SLM Student Loan Trust, Series 2010-C, Class A1 FRN (a) 1.853% 12/15/17	557,191	559,823
SLM Student Loan Trust, Series 2003-5, Class A7 FRN 2.500% 6/17/30	100,000	100,000
SLM Student Loan Trust, Series 2003-10A, Class B FRN (a) 3.370% 12/17/46	350,000	280,000
SMS Student Loan Trust, Series 2000-A, Class A2 FRN 0.491% 10/28/28	209,469	208,949
South Carolina Student Loan Corp., Series 2010-1, Class A1 FRN 0.751% 1/25/21	438,205	438,841
Wachovia Student Loan Trust, Series 2005-1, Class A4 FRN 0.411% 7/27/20	224,832	224,587
Wells Fargo Student Loan Trust, Series 2001-1, Class A2 FRN 0.468% 5/25/30	970,206	970,182

		21,614,439

	Principal Amount	Value
WL Collateral CMO — 0.7%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 3.127% 8/25/34	$208,946	$199,857
Capital Automotive REIT, Series 2012-1A, Class A (a) 4.700% 7/15/42	534,968	539,028
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 FRN 2.905% 2/25/34	41,412	41,740
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 3.148% 9/25/33	20,241	17,742
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 FRN 2.717% 8/25/34	30,136	28,685
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.393% 1/19/38	740,939	585,338
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.314% 5/25/37	784,241	472,422
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A FRN 2.534% 8/25/34	124,255	102,587
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.454% 8/25/36	221,699	204,789
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IIA2 FRN 2.636% 2/25/34	319,280	329,957
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA FRN 2.696% 7/25/33	7,185	7,329
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA FRN 2.898% 2/25/34	14,167	14,942
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.679% 2/25/34	624	643
Morgan Stanley Reremic Trust, Series 2011-IO, Class A (a) 2.500% 3/23/51	487,233	492,105
Opteum Mortgage Acceptance Corp., Series 2005-3, Class A1B FRN 0.464% 7/25/35	137,080	134,013
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A FRN 2.692% 3/25/34	85,344	85,332
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 1.577% 4/25/44	200,564	201,078

		3,457,587

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
WL Collateral PAC — 0.1%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.454% 11/25/37	$483,467	$473,800
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.923% 6/25/32	52,938	46,467

		520,267

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $91,497,248)		92,783,567

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 5.6%
Pass-Through Securities — 5.6%
Federal Home Loan Mortgage Corp. Pool #1Q0239 2.423% 3/01/37	1,001,727	1,077,169
Pool #E00856 7.500% 6/01/15	3,604	3,791
Federal National Mortgage Association Pool #725692 2.300% 10/01/33	243,288	257,510
Pool #888586 2.369% 10/01/34	524,898	557,199
Pool #775539 2.662% 5/01/34	240,050	252,461
Pool #AO8629 3.500% 7/01/42	3,056,756	3,228,937
Pool #AP6609 3.500% 9/01/42	1,148,623	1,213,323
Pool #735925 5.000% 10/01/35	823,774	894,117
Pool #745275 5.000% 2/01/36	2,492,545	2,701,490
Pool #745515 5.000% 5/01/36	633,983	687,129
Pool #684154 5.500% 2/01/18	20,027	21,593
Pool #702331 5.500% 5/01/18	313,949	338,892
Pool #725796 5.500% 9/01/19	1,502,988	1,636,131
Pool #844564 5.500% 12/01/20	308,739	335,960
Federal National Mortgage Association TBA
Pool #299 2.500% 8/01/27 (c)	4,715,000	4,891,444
Pool #3649 3.500% 1/01/42 (c)	500,000	526,602
Pool #45487 5.500% 1/01/35 (c)	3,300,000	3,596,227

	Principal Amount	Value
Government National Mortgage Association
Pool #82488 3.000% 3/20/40	$672,813	$702,429
Pool #707760 4.500% 6/15/41	1,195,262	1,306,384
Pool #507545 7.500% 8/15/29	35,523	42,028
Government National Mortgage Association II FRN Pool #82462 3.500% 1/20/40	610,294	645,551
Government National Mortgage Association TBA
Pool #8299 4.500% 7/01/39 (c)	340,000	371,716
Pool #20274 6.000% 8/01/35 (c)	2,000,000	2,251,250

		27,539,333

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $27,273,605)		27,539,333

U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Bonds & Notes — 0.1%
U.S. Treasury Note (d) 0.125% 12/31/13	75,000	74,988
U.S. Treasury Note (d) 1.500% 8/31/18	275,000	284,303

		359,291

TOTAL U.S. TREASURY OBLIGATIONS (Cost $358,645)		359,291

TOTAL BONDS & NOTES (Cost $315,118,249)		321,219,455

TOTAL LONG-TERM INVESTMENTS (Cost $315,118,249)		321,219,455

SHORT-TERM INVESTMENTS — 37.8%
Commercial Paper — 37.8%
AGL Capital Corp. (a) 0.410% 5/28/13	2,000,000	1,998,633
AGL Capital Corp. (a) 0.426% 4/08/13	4,000,000	3,999,533
AGL Capital Corp. (a) 0.460% 5/20/13	4,000,000	3,997,342
Aon Corp. (a) 0.350% 4/25/13	6,000,000	5,998,425

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
AT&T, Inc. (a) 0.518% 7/23/13	$10,000,000	$9,983,567
British Telecommunications PLC (a) 0.457% 5/15/13	800,000	799,530
Canadian Natural Resources Ltd. (a) 0.355% 4/25/13	2,450,000	2,449,357
Celgene Corp. (a) 0.386% 4/01/13	4,052,000	4,051,872
DCP Midstream LLC (a) 0.360% 4/29/13	6,325,000	6,323,039
DCP Midstream LLC (a) 0.370% 4/22/13	2,500,000	2,499,383
Devon Energy Corp. (a) 0.406% 8/13/13	4,000,000	3,993,911
Devon Energy Corp. (a) 0.406% 9/03/13	2,000,000	1,996,489
Devon Energy Corp. (a) 0.417% 8/26/13	3,000,000	2,994,875
Duke Energy Corp. (a) 0.365% 5/20/13	8,000,000	7,995,840
Elsevier Finance SA (a) 0.400% 5/30/13	5,000,000	4,996,556
Enbridge Energy Partners (a) 0.360% 4/26/13	7,730,000	7,727,836
Enbridge Energy Partners LP (a) 0.375% 4/04/13	2,000,000	1,999,877
FMC Technologies, Inc. (a) 0.350% 4/23/13	3,675,000	3,674,107
Glencore Funding LLC 0.569% 5/21/13	8,600,000	8,592,910
Glencore Funding LLC 0.650% 5/21/13	2,400,000	2,397,703
Holcim US Finance Sarl & Cie (a) 0.490% 5/20/13	1,800,000	1,798,726
Holcim US Finance Sarl & Cie (a) 0.490% 5/21/13	2,500,000	2,498,197
Kroger Co. (a) 0.385% 4/09/13	7,500,000	7,499,129
Marriott International, Inc. (a) 0.355% 5/21/13	2,665,000	2,663,627
Marriott International, Inc. (a) 0.360% 4/30/13	5,430,000	5,428,262
National Grid USA (a) 0.426% 5/14/13	10,175,000	10,169,539
NextEra Energy Capital Holding, Inc. (a) 0.355% 4/23/13	10,000,000	9,997,569
ONEOK, Inc. (a) 0.335% 4/12/13	4,900,000	4,899,371
Pentair Finance (a) 0.010% 4/15/13	2,500,000	2,499,587
Pentair Finance (a) 0.355% 4/19/13	4,000,000	3,999,183

	Principal Amount	Value
Sempra Energy Holding (a) 0.355% 4/04/13	$4,000,000	$3,999,767
Sempra Energy Holding (a) 0.630% 4/18/13	6,000,000	5,997,900
Stanley Works (a) 0.410% 6/18/13	5,000,000	4,995,387
Talisman Energy, Inc. (a) 0.420% 5/31/13	9,400,000	9,393,091
Tesco Treasury Services PLC (a) 0.400% 8/22/13	3,800,000	3,793,836
Transcanada PipeLines, Ltd. (a) 0.386% 4/12/13	8,800,000	8,798,700
Vodafone Group PLC (a) 0.570% 10/22/13	7,000,000	6,977,057
Volvo Group Treasury NA (a) 0.406% 4/08/13	2,000,000	1,999,778
Westar Energy, Inc. (a) 0.335% 4/19/13	675,000	674,870

		186,554,361

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/13	155,693	155,693

U.S. Treasury Bills — 0.0%
U.S. Treasury Bill (d) 0.071% 6/06/13	50,000	49,993

TOTAL SHORT-TERM INVESTMENTS (Cost $186,760,047)		186,760,047

TOTAL INVESTMENTS — 103.0% (Cost $501,878,296) (e)		507,979,502

Other Assets/(Liabilities) — (3.0)%		(14,978,557)

NET ASSETS — 100.0%		$493,000,945

Notes to Portfolio of Investments

ABS	Asset-Backed Security
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, these securities amounted to a value of $256,075,791 or 51.94% of net assets.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio Investments (Continued)

(b)	Restricted security. Certain securities are restricted as to resale. At March 31, 2013, these securities amounted to a value of $1,529,760 or 0.31% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(d)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 130.5%

CORPORATE DEBT — 3.0%
Banks — 0.4%
Associated Banc-Corp. 1.875% 3/12/14	$850,000	$853,753
First Horizon National Corp. 5.375% 12/15/15	390,000	424,244

		1,277,997

Computers — 0.6%
Hewlett-Packard Co. 2.650% 6/01/16	1,950,000	1,988,973

Diversified Financial — 0.6%
Ford Motor Credit Co. 12.000% 5/15/15	1,600,000	1,933,037

Oil & Gas — 0.5%
Transocean, Inc. 4.950% 11/15/15	1,750,000	1,893,475

Real Estate Investment Trusts (REITS) — 0.3%
DDR Corp 9.625% 3/15/16	945,000	1,151,802

Telecommunications — 0.6%
Telecom Italia Capital 4.950% 9/30/14	2,000,000	2,071,424

TOTAL CORPORATE DEBT (Cost $9,756,477)		10,316,708

MUNICIPAL OBLIGATIONS — 0.5%
Educational Funding of the South, Inc. FRN 0.587% 3/01/16	871,175	870,835
Educational Funding of the South, Inc. FRN 0.637% 9/01/17	545,000	542,226
Louisiana State Public Facilities Authority FRN 0.801% 4/26/27	340,000	343,448
North Carolina State Education Assistance Authority Student Loan Revenue Bonds FRN 0.751% 1/25/21	128,854	129,025

		1,885,534

TOTAL MUNICIPAL OBLIGATIONS (Cost $1,884,308)		1,885,534

	Principal Amount	Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 29.9%
Automobile ABS — 7.8%
American Credit Acceptance Receivables Trust, Series 2012-3, Class A (a) 1.640% 11/15/16	$459,075	$458,921
American Credit Acceptance Receivables Trust, Series 2012-2, Class A (a) 1.890% 7/15/16	1,294,489	1,302,929
AmeriCredit Automobile Receivables Trust, Series 2012-2, Class A2 0.760% 10/08/15	596,972	597,839
ARI Fleet Lease Trust, Series 2012-A, Class A FRN (a) 0.753% 3/15/20	371,153	370,800
Avis Budget Rental Car Funding AESOP LLC, Series 2011-2A, Class A (a) 2.370% 11/20/14	680,000	697,105
Avis Budget Rental Car Funding AESOP LLC, Series 2010-2A, Class A (a) 3.630% 8/20/14	129,167	130,038
California Republic Auto Receivables Trust, Series 2012-1, Class A (a) 1.180% 8/15/17	374,067	373,652
CarNow Auto Receivables Trust, Series 2012-1, Class A (a) 2.090% 1/15/15	93,278	93,304
Chesapeake Funding LLC, Series 2012-2A, Class A FRN (a) 0.653% 5/07/24	750,000	750,013
Chesapeake Funding LLC, Series 2012-1A, Class A FRN (a) 0.953% 11/07/23	700,000	703,060
Chesapeake Funding LLC, Series 2009-2A, Class A FRN (a) 1.953% 9/15/21	1,342,787	1,351,220
CitiFinancial Auto Issuance Trust, Series 2009-1, Class A4 (a) 3.150% 8/15/16	324,212	325,008
CPS Auto Trust, Series 2012-D, Class A (a) 1.480% 3/16/20	641,198	639,579
CPS Auto Trust, Series 2012-C, Class A (a) 1.820% 12/16/19	632,633	637,175
CPS Auto Trust, Series 2011-B, Class A (a) 3.680% 9/17/18	726,842	748,259
Credit Acceptance Auto Loan Trust, Series 2012-2A, Class A (a) 1.520% 3/16/20	855,000	858,926
Credit Acceptance Auto Loan Trust, Series 2011-1, Class A (a) 2.610% 3/15/19	1,150,000	1,166,277

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Enterprise Fleet Financing LLC, Series 2012-2, Class A2 (a) 0.720% 4/20/18	$500,000	$499,804
Enterprise Fleet Financing LLC, Series 2011-2, Class A2 (a) 1.430% 10/20/16	109,551	109,863
Enterprise Fleet Financing LLC, Series 2011-3, Class A2 (a) 1.620% 5/20/17	317,727	319,725
Exeter Automobile Receivables Trust, Series 2012-2A, Class A (a) 1.300% 6/15/17	1,121,843	1,127,751
Exeter Automobile Receivables Trust, Series 2012-1A, Class A (a) 2.020% 8/15/16	744,024	746,497
First Investors Auto Owner Trust, Series 2013-1A, Class A2 (a) 0.900% 10/15/18	610,000	609,227
First Investors Auto Owner Trust, Series 2011-1, Class A2 (a) 1.470% 3/16/15	8,994	8,997
First Investors Auto Owner Trust, Series 2012-1A, Class A2 (a) 1.960% 11/15/17	676,697	682,292
LAI Vehicle Lease Securitization Trust, Series 2010-A, Class A (a) 2.550% 9/15/16	69,233	69,620
Navistar Financial 2012-A Owner Trust, Series 2012-A, Class A3 (a) 1.190% 1/18/19	1,025,000	1,031,295
Prestige Auto Receivables Trust, Series 2012-1A, Class A2 (a) 1.230% 12/15/15	737,155	738,588
Rental Car Finance Corp., Series 2011-1A, Class A1 (a) 2.510% 2/25/16	255,000	261,748
Santander Consumer Acquired Receivables Trust, Series 2011-WO, Class A3 (a) 1.400% 10/15/14	163,599	163,657
Santander Consumer Acquired Receivables Trust, Series 2011-S1A, Class B (a) 1.660% 8/15/16	1,967,183	1,978,402
Santander Consumer Acquired Receivables Trust, Series 2011-WO, Class B (a) 2.320% 4/15/15	990,000	995,511
Santander Drive Auto Receivables Trust, Series 2012-4, Class A2 0.790% 8/17/15	512,128	513,046

	Principal Amount	Value
Santander Drive Auto Receivables Trust, Series 2010-A, Class A3 (a) 1.830% 11/17/14	$120,462	$120,988
Santander Drive Auto Receivables Trust, Series 2010-3, Class B 2.050% 5/15/15	1,315,241	1,319,624
Santander Drive Auto Receivables Trust, Series 2011-S2A, Class B (a) 2.060% 6/15/17	699,250	702,367
Santander Drive Auto Receivables Trust, Series 2010-B, Class B (a) 2.100% 9/15/14	777,242	778,076
Santander Drive Auto Receivables Trust, Series 2010-2, Class B 2.240% 12/15/14	1,743,689	1,749,619
Santander Drive Auto Receivables Trust 2011-2, Series 2011-2, Class B 2.660% 1/15/16	330,000	334,151
SNAAC Auto Receivables Trust, Series 2012-1A, Class A (a) 1.780% 6/15/16	202,745	202,995
Tidewater Auto Receivables Trust, Series 2012-AA, Class A2 (a) 1.210% 8/15/15	370,000	369,970
Westlake Automobile Receivables Trust, Series 2012-1A, Class A2 (a) 1.030% 3/15/16	535,000	535,674
Westlake Automobile Receivables Trust, Series 2011-1A, Class B (a) 2.600% 10/15/14	240,000	241,109

		27,414,701

Commercial MBS — 1.3%
Bear Stearns Commercial Mortgage Securities, Series 2006-T22, Class AAB VRN 5.581% 4/12/38	819,301	841,823
GE Capital Commercial Mortgage Corp., Series 2005-C2, Class AAB 4.866% 5/10/43	208,922	209,864
STRIPs Ltd., Series 2012-1A, Class A (a) 1.500% 12/25/44	3,333,251	3,294,334
Wells Fargo Reremic Trust, Series 2012-IO, Class A (a) 1.750% 8/20/21	422,940	423,337

		4,769,358

Home Equity ABS — 2.1%
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.474% 8/25/35	173,481	169,780
ACE Securities Corp., Series 2005-HE2, Class M2 FRN 0.879% 4/25/35	197,557	195,905

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Class A2C FRN 0.564% 7/25/35	$125,891	$124,278
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A2 FRN 0.574% 11/25/34	229,947	228,313
Bayview Financial Acquisition Trust, Series 2004-D, Class A FRN 0.789% 8/28/44	31,964	31,878
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE4, Class M1 FRN 0.634% 4/25/35	43,102	42,788
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.434% 9/25/34	51,162	50,999
Countrywide Asset-Backed Certificates, Series 2005-BC5, Class 3A3 FRN 0.574% 1/25/36	691,246	685,151
Credit-Based Asset Servicing and Securitization LLC, Series 2006-RP2, Class A2 FRN (a) 0.494% 7/25/36	982,680	972,137
First Frankin Mortgage Loan Trust, Series 2005-FF6, Class M1 FRN 0.624% 5/25/36	520,000	492,451
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2005-FF3, Class M1 FRN 0.604% 4/25/35	113,492	112,705
Home Equity Asset Trust, Series 2006-3, Class 2A3 FRN 0.384% 7/25/36	143,532	143,107
Home Equity Asset Trust, Series 2005-5, Class 2A3 FRN 0.614% 11/25/35	266,566	265,978
Home Equity Asset Trust, Series 2005-4, Class M2 FRN 0.644% 10/25/35	373,097	363,931
Lake Country Mortgage Loan Trust, Series 2005-HE1, Class M1 FRN (a) 0.984% 12/25/32	409,285	389,816
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2 FRN 0.754% 6/25/35	728,328	679,650
Long Beach Mortgage Loan Trust, Series 2005-1, Class M1 FRN 0.954% 2/25/35	74,401	73,244
Mastr Asset Backed Securities Trust, Series 2005-WMC1, Class M2 FRN 0.879% 3/25/35	429,783	422,990
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (a) 0.939% 6/28/35	508,739	479,288

	Principal Amount	Value
New Century Home Equity Loan Trust, Series 2005-2, Class A2C FRN 0.504% 6/25/35	$290,393	$290,018
Nomura Home Equity Loan, Inc., Series 2005-FM1, Class M1 FRN 0.674% 5/25/35	190,627	185,122
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.584% 8/25/35	295,203	290,883
Quest Trust, Series 2005-X1, Class M1 FRN (a) 0.704% 3/25/35	97,979	96,854
Residential Asset Securities Corp., Series 2006-KS2, Class A3 FRN 0.394% 3/25/36	131,374	130,574
Structured Asset Investment Loan Trust, Series 2005-HE1, Class A6 FRN 0.564% 7/25/35	558,551	559,487
Truman Capital Mortgage Loan Trust, Series 2004-2, Class A2 FRN (a) 0.754% 12/25/32	11,842	11,834

		7,489,161

Other ABS — 8.2%
321 Henderson Receivables LLC, Series 2006-4A, Class A1 FRN (a) 0.403% 12/15/41	987,369	920,567
321 Henderson Receivables LLC, Series 2005-1A, Class A1 FRN (a) 0.433% 11/15/40	712,592	669,613
ARL First LLC, Series 2012-1A, Class A1 FRN (a) 1.953% 12/15/42	1,083,269	1,105,612
CIT Equipment Collateral, Series 2012-VT1, Class A2 (a) 0.850% 5/20/14	1,099,523	1,100,830
CLI Funding LLC, Series 2006-1A, Class A FRN (a) 0.383% 8/18/21	1,756,690	1,730,454
Direct Capital Funding IV LLC, Series 2013-1, Class A (a) 1.673% 12/20/17	512,897	512,897
Drug Royalty II LP, Series 2012-1, Class A1 FRN (a) 4.304% 1/15/25	1,084,347	1,084,347
GE Seaco Finance SRL, Series 2004-1A, Class A FRN (a) 0.503% 4/17/19	1,625,000	1,620,957
Great America Leasing Receivables, Series 2012-1, Class A2 (a) 0.950% 3/17/14	446,053	446,437
Hercules Capital Funding Trust, Series 2012-1A, Class A (a) 3.320% 12/16/17	895,047	898,963

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
HFG Healthco-4 LLC, Series 2011-1A, Class A FRN (a) 2.454% 6/02/17	$375,000	$382,155
HLSS Servicer Advance Receivables Backed Notes, Series 2013-T1, Class A1 (a) 0.898% 1/15/44	600,000	600,600
Leaf II Receivables Funding LLC, Series 2012-1, Class A2 (a) 0.810% 12/15/15	2,530,000	2,530,000
Macquarie Equipment Funding Trust, Series 2012-A, Class A2 (a) 0.610% 4/20/15	825,000	824,244
Marriott Vacation Club Owner Trust, Series 2009-2A, Class A (a) 4.809% 7/20/31	698,957	730,132
New York City Tax Lien, Series 2012-AA, Class A (a) 1.230% 11/10/25	1,268,468	1,270,154
New York City Tax Lien, Series 2011-AA, Class A (a) 1.990% 12/10/24	80,138	80,232
Oxford Finance Funding Trust 2012-1, Series 2012-1A, Class A (a) 3.900% 3/15/17	1,707,576	1,722,518
PFS Financing Corp., Series 2013-AA, Class A FRN (a) 0.753% 2/15/18	2,100,000	2,100,391
PFS Financing Corp., Series 2012-BA, Class A FRN (a) 0.903% 10/17/16	620,000	620,074
PFS Financing Corp., Series 2012-AA, Class A FRN (a) 1.403% 2/15/16	600,000	601,246
Sierra Receivables Funding Co. LLC, Series 2007-1A, Class A2 FRN (a) 0.353% 3/20/19	160,379	158,843
Sierra Receivables Funding Co. LLC, Series 2007-2A, Class A2 FRN (a) 1.203% 9/20/19	530,278	526,397
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (a) 2.840% 11/20/28	310,455	317,128
Sierra Receivables Funding Co. LLC, Series 2011-2A, Class A (a) 3.260% 5/20/28	686,514	708,552
TAL Advantage LLC, Series 2006-1A FRN (a) 0.393% 4/20/21	431,667	424,303
Tax Liens Securitization Trust, Series 2010-1A, Class 1A2 (a) 2.000% 4/15/18	33,483	33,530

	Principal Amount	Value
Tax Liens Securitization Trust, Series 2010-1A, Class 2A2 (a) 2.000% 4/15/18	$4,823	$4,823
Textainer Marine Containers Ltd., Series 2005-1A, Class A FRN (a) 0.450% 5/15/20	1,621,750	1,605,301
Textainer Marine Containers Ltd., Series 2012-1A, Class A (a) 4.210% 4/15/27	817,500	852,263
Trafigura Securitisation Finance PLC, Series 2012-1A, Class A FRN (a) 2.603% 10/15/15	324,000	330,372
Trip Rail Master Funding LLC, Series 2011-1A, Class A1B FRN (a) 2.703% 7/15/41	560,129	571,859
Triton Container Finance LLC, Series 2006-1A FRN (a) 0.370% 11/26/21	823,167	805,245
Westgate Resorts LLC, Series 2012-2A, Class A (a) 3.000% 1/20/25	930,438	935,298

		28,826,337

Student Loans ABS — 10.3%
Access Group, Inc., Series 2005-1, Class A2 FRN 0.394% 3/23/20	525,457	524,051
Access Group, Inc., Series 2007-A, Class A2 FRN 0.418% 8/25/26	142,162	138,697
Access Group, Inc., Series 2002-1, Class A2 FRN 0.464% 9/25/25	53,626	53,551
Access Group, Inc., Series 2005-2, Class A3 FRN 0.469% 11/22/24	344,677	340,699
Access Group, Inc., Series 2003-1, Class A2 FRN 0.544% 12/27/16	459,330	457,955
Brazos Higher Education Authority, Series 2005-1, Class 1A2 FRN 0.363% 12/26/18	301,280	300,979
Brazos Higher Education Authority, Series 2005-3, Class A14 FRN 0.394% 9/25/23	134,090	133,956
Brazos Higher Education Authority, Series 2004-I, Class A2 FRN 0.444% 6/27/22	1,309,647	1,306,818
College Loan Corp. Trust, Series 2005-1, Class A2 FRN 0.401% 7/25/24	289,000	282,521
College Loan Corp. Trust, Series 2004-1, Class A3 FRN 0.461% 4/25/21	8,211	8,050

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 1.704% 1/25/47	$675,000	$580,500
Collegiate Funding Services Education Loan Trust, Series 2005-A, Class A2 FRN 0.374% 12/28/21	432,778	431,884
Collegiate Funding Services Education Loan Trust, Series 2005-B, Class A2 FRN 0.384% 12/28/21	151,152	151,008
Collegiate Funding Services Education Loan Trust, Series 2004-A, Class A3 FRN 0.494% 9/28/26	1,177,413	1,167,103
Education Funding Capital Trust I, Series 2004-1, Class A2 FRN 0.440% 12/15/22	716,449	714,662
Education Funding Capital Trust I, Series 2004-1, Class A4 FRN 1.702% 6/15/43	1,150,000	1,138,500
Education Funding Capital Trust I, Series 2004-1, Class A6 FRN 1.704% 6/15/43	350,000	320,467
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.950% 6/15/43	200,000	155,116
Education Loan Asset-Backed Trust I, Series 2012-1, Class A1 FRN 0.651% 6/25/22	1,115,999	1,116,016
GCO Education Loan Funding Trust, Series 2007-1A, Class A5L FRN (a) 0.358% 5/25/23	259,854	257,895
GCO Education Loan Funding Trust, Series 2006-2A, Class A2L FRN (a) 0.388% 8/25/25	1,197,122	1,191,787
GCO Education Loan Funding Trust, Series 2007-1, Class A7AR FRN (a) 1.490% 11/26/46	325,000	301,746
Goal Capital Funding Trust, Series 2006-1, Class A3 FRN 0.408% 11/25/26	445,000	437,735
Higher Education Funding HEF, Series 2005-1, Class A2 FRN 0.388% 2/25/24	340,149	339,872
Higher Education Funding I, Series 2004-1, Class A13 FRN (a) 0.728% 1/01/44	200,000	179,383
Higher Education Funding I, Series 2004-1, Class A15 FRN (a) 1.153% 1/01/44	275,000	252,302
Keycorp Student Loan Trust, Series 2006-A, Class 2A2 FRN 0.363% 6/27/25	39,194	39,144

	Principal Amount	Value
Keycorp Student Loan Trust, Series 2003-A, Class 1A2 FRN 0.561% 10/25/32	$150,372	$149,248
KeyCorp Student Loan Trust, Series 2004-A, Class 2A2 FRN 0.601% 10/28/41	2,689,836	2,653,404
Montana Higher Education Student Assistance Corp., Series 2012-1, Class A1 FRN 0.803% 9/20/22	318,959	319,937
National Collegiate Student Loan Trust, Series 2006-3, Class A2 FRN 0.314% 3/25/26	384,355	382,590
National Collegiate Student Loan Trust, Series 2004-2, Class A3 FRN 0.414% 4/26/27	269,855	267,579
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (a) 1.004% 4/25/46	166,108	168,397
Northstar Education Finance, Inc., Series 2005-1, Class A1 FRN 0.401% 10/28/26	272,657	271,809
Northstar Education Finance, Inc., Series 2004-2 FRN 0.420% 4/28/16	301,672	301,456
Northstar Education Finance, Inc., Series 2006-A, Class A3 FRN 0.497% 5/28/26	1,018,388	1,008,609
Pennsylvania Higher Education Assistance Agency, Series 2005-1, Class A2 FRN 0.381% 1/25/18	464,561	463,992
Pennsylvania Higher Education Assistance Agency FRN 0.901% 4/25/19	1,920,176	1,924,477
SLC Student Loan Trust, Series 2006-A, Class A4 FRN 0.424% 1/15/19	1,146,371	1,141,983
SLC Student Loan Trust, Series 2006-A, Class A5 FRN 0.474% 7/15/36	1,370,000	1,291,275
SLM Student Loan Trust, Series 2005-6, Class A4 FRN 0.391% 4/25/22	1,179	1,180
SLM Student Loan Trust, Series 2002-1, Class A2 FRN 0.411% 4/25/17	9,978	9,978
SLM Student Loan Trust, Series 2006-B, Class A3 FRN 0.420% 12/15/22	282,896	282,136
SLM Student Loan Trust, Series 2002-6, Class A4L FRN 0.460% 3/15/19	236,750	236,708

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust, Series 2003-3, Class A4 FRN 0.500% 12/15/17	$275,954	$276,245
SLM Student Loan Trust, Series 2007-7, Class A2 FRN 0.501% 1/25/16	51,711	51,750
SLM Student Loan Trust, Series 2003-10A, Class A1F FRN (a) 0.600% 12/15/16	450,000	450,000
SLM Student Loan Trust, Series 2008-7, Class A2 FRN 0.801% 10/25/17	149,833	150,477
SLM Student Loan Trust, Series 2003-11, Class B FRN 0.930% 12/15/38	539,187	479,140
SLM Student Loan Trust, Series 2012-E, Class A1 FRN (a) 0.953% 10/16/23	458,483	459,109
SLM Student Loan Trust, Series 2003-2, Class A7 FRN 1.140% 9/15/28	900,000	900,000
SLM Student Loan Trust, Series 2012-B, Class A1 FRN (a) 1.303% 12/15/21	352,151	354,200
SLM Student Loan Trust, Series 2012-C, Class A1 FRN (a) 1.303% 8/15/23	409,840	412,670
SLM Student Loan Trust, Series 2008-5, Class A2 FRN 1.401% 10/25/16	109,287	109,871
SLM Student Loan Trust, Series 2012-A, Class A1 FRN (a) 1.603% 8/15/25	381,785	386,649
SLM Student Loan Trust, Series 2003-10A, Class A1B FRN (a) 1.693% 12/15/16	350,000	350,000
SLM Student Loan Trust, Series 2003-10A, Class A1D FRN (a) 1.693% 12/15/16	425,000	425,000
SLM Student Loan Trust, Series 2003-10A, Class A1A FRN (a) 1.694% 12/15/16	1,025,000	1,025,000
SLM Student Loan Trust, Series 2003-5, Class A9 FRN 1.750% 6/17/30	600,000	600,000
SLM Student Loan Trust, Series 2010-C, Class A1 FRN (a) 1.853% 12/15/17	477,292	479,547
SLM Student Loan Trust, Series 2003-5, Class A7 FRN 2.500% 6/17/30	500,000	500,000

	Principal Amount	Value
SMS Student Loan Trust, Series 1998-A, Class A2 FRN 0.421% 7/28/26	$356,507	$354,400
SMS Student Loan Trust, Series 2000-A, Class A2 FRN 0.491% 10/28/28	521,246	519,953
SMS Student Loan Trust, Series 1999-B, Class A2 FRN 0.541% 4/30/29	500,874	501,181
South Carolina Student Loan Corp., Series 2006-1, Class A1 FRN 0.377% 12/02/19	904,358	900,162
South Carolina Student Loan Corp., Series 2010-1, Class A1 FRN 0.751% 1/25/21	616,733	617,628
US Education Loan Trust IV LLC, Series 2007-1A, Class 1A3 FRN (a) 0.687% 9/01/22	1,522,417	1,522,266
Wachovia Student Loan Trust, Series 2005-1, Class A4 FRN 0.411% 7/27/20	449,665	449,174
Wells Fargo Student Loan Trust, Series 2001-1, Class A2 FRN 0.468% 5/25/30	581,057	581,043

		36,052,620

WL Collateral CMO — 0.1%
Morgan Stanley Reremic Trust, Series 2011-IO, Class A (a) 2.500% 3/23/51	286,608	289,474

WL Collateral PAC — 0.1%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.454% 11/25/37	237,627	232,876

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $102,449,654)		105,074,527

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 0.1%
Pass-Through Securities — 0.1%
Government National Mortgage Association II FRN, Pool #82462 3.500% 1/20/40	406,862	430,367

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $431,910)		430,367

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 97.0%
U.S. Treasury Bonds & Notes — 97.0%
U.S. Treasury Inflation Index (b) 0.125% 4/15/16	$17,103,068	$18,169,342
U.S. Treasury Inflation Index (b) (c) 0.125% 4/15/17	17,416,014	18,783,450
U.S. Treasury Inflation Index (b) 0.125% 1/15/22	17,020,164	18,518,739
U.S. Treasury Inflation Index (b) 0.125% 7/15/22	14,269,255	15,550,149
U.S. Treasury Inflation Index (b) 0.125% 1/15/23	6,572,009	7,089,042
U.S. Treasury Inflation Index (b) 0.500% 4/15/15	5,459,708	5,735,254
U.S. Treasury Inflation Index (b) 0.625% 7/15/21	15,151,579	17,329,618
U.S. Treasury Inflation Index (b) 0.625% 2/15/43	3,023,684	3,030,772
U.S. Treasury Inflation Index (b) 0.750% 2/15/42	8,511,489	8,883,203
U.S. Treasury Inflation Index (b) 1.125% 1/15/21	14,274,450	16,828,234
U.S. Treasury Inflation Index (b) 1.250% 4/15/14	1,859,967	1,921,578
U.S. Treasury Inflation Index (b) 1.250% 7/15/20	13,067,338	15,608,321
U.S. Treasury Inflation Index (b) 1.375% 7/15/18	6,105,854	7,151,482
U.S. Treasury Inflation Index (b) 1.375% 1/15/20	8,058,189	9,598,690
U.S. Treasury Inflation Index (b) 1.625% 1/15/15	7,233,240	7,715,270
U.S. Treasury Inflation Index (b) 1.625% 1/15/18	5,746,672	6,699,809
U.S. Treasury Inflation Index (b) 1.750% 1/15/28	6,603,728	8,393,959
U.S. Treasury Inflation Index (b) 1.875% 7/15/15	7,148,038	7,841,062
U.S. Treasury Inflation Index (b) 1.875% 7/15/19	7,056,099	8,637,660
U.S. Treasury Inflation Index (b) 2.000% 7/15/14	9,769,600	10,340,516
U.S. Treasury Inflation Index (b) 2.000% 1/15/16	8,762,213	9,765,075
U.S. Treasury Inflation Index (b) 2.000% 1/15/26	8,385,282	10,912,656
U.S. Treasury Inflation Index (b) 2.125% 1/15/19	5,837,911	7,120,430
U.S. Treasury Inflation Index (b) 2.125% 2/15/40	4,121,627	5,806,021
U.S. Treasury Inflation Index (b) 2.125% 2/15/41	5,492,259	7,771,546

	Principal Amount	Value
U.S. Treasury Inflation Index (b) 2.375% 1/15/17	$7,305,344	$8,521,567
U.S. Treasury Inflation Index (b) 2.375% 1/15/25	11,503,704	15,438,327
U.S. Treasury Inflation Index (b) 2.375% 1/15/27	6,340,810	8,628,949
U.S. Treasury Inflation Index (b) 2.500% 7/15/16	8,548,800	9,889,893
U.S. Treasury Inflation Index (b) 2.500% 1/15/29	6,186,363	8,641,576
U.S. Treasury Inflation Index (b) 2.625% 7/15/17	6,341,869	7,629,071
U.S. Treasury Inflation Index (b) 3.375% 4/15/32	2,794,733	4,493,406
U.S. Treasury Inflation Index (b) 3.625% 4/15/28	5,963,292	9,308,329
U.S. Treasury Inflation Index (b) 3.875% 4/15/29	7,883,408	12,807,455

		340,560,451

TOTAL U.S. TREASURY OBLIGATIONS (Cost $308,353,125)		340,560,451

TOTAL BONDS & NOTES (Cost $422,875,474)		458,267,587

TOTAL LONG-TERM INVESTMENTS (Cost $422,875,474)		458,267,587

SHORT-TERM INVESTMENTS — 56.6%
Commercial Paper — 56.5%
AGL Capital Corp. (a) 0.406% 5/13/13	5,500,000	5,497,250
Aon Corp. (a) 0.350% 4/30/13	5,000,000	4,998,444
Archer Daniels Midland Co. (a) 0.427% 8/28/13	8,000,000	7,985,813
AT&T, Inc. (a) 0.518% 7/22/13	7,500,000	7,487,781
Bemis Co., Inc. (a) 0.355% 4/24/13	650,000	649,836
Bemis Co., Inc. (a) 0.355% 4/25/13	3,250,000	3,249,147
Bemis Co., Inc. (a) 0.355% 4/29/13	1,600,000	1,599,518
British Telecommunications PLC (a) 0.375% 5/15/13	2,500,000	2,498,792
British Telecommunications PLC (a) 0.508% 5/15/13	275,000	274,821
British Telecommunications PLC (a) 0.750% 3/10/14	2,500,000	2,481,979

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Canadian Natural Resources Ltd. (a) 0.355% 4/23/13	$5,000,000	$4,998,785
Covidien International Finance SA (a) 0.376% 6/06/13	8,500,000	8,493,972
DCP Midstream LLC (a) 0.375% 4/24/13	5,000,000	4,998,664
DCP Midstream LLC (a) 0.406% 4/02/13	350,000	349,984
Devon Energy Corp. (a) 0.390% 4/25/13	500,000	499,854
Devon Energy Corp. (a) 0.406% 8/13/13	5,000,000	4,992,389
DIRECTV Holdings LLC (a) 0.380% 5/22/13	5,500,000	5,496,865
Dominion Resources (a) 0.340% 4/08/13	4,500,000	4,499,575
Duke Energy Corp. (a) 0.406% 9/10/13	5,000,000	4,990,833
Elsevier Finance SA (a) 0.400% 5/29/13	5,500,000	5,496,272
Enbridge Energy Partners (a) 0.375% 4/23/13	5,300,000	5,298,638
FMC Technologies, Inc. (a) 0.350% 4/12/13	2,275,000	2,274,690
FMC Technologies, Inc. (a) 0.355% 4/26/13	3,225,000	3,224,122
Glencore Funding LLC 0.569% 5/21/13	5,500,000	5,495,466
Holcim US Finance SARL & Cie (a) 0.500% 5/28/13	5,500,000	5,495,417
Kroger Co. (a) 0.385% 4/09/13	5,500,000	5,499,361
Marriott International, Inc. (a) 0.355% 5/21/13	500,000	499,742
Marriott International, Inc. (a) 0.386% 6/26/13	5,000,000	4,995,303
National Grid USA (a) 0.416% 5/13/13	5,500,000	5,497,181
NextEra Energy Capital Holdings, Inc. (a) 0.350% 4/03/13	900,000	899,956
Noble Corp. (a) 0.350% 5/09/13	5,000,000	4,998,007
Noble Corp. (a) 0.355% 4/11/13	500,000	499,937
OGE Energy Corp. (a) 0.345% 4/10/13	1,500,000	1,499,830
OGE Energy Corp. (a) 0.350% 4/12/13	4,000,000	3,999,456
ONEOK, Inc. (a) 0.460% 4/15/13	5,500,000	5,498,805
Pall Corp. (a) 0.365% 4/04/13	550,000	549,967

	Principal Amount	Value
Pentair Finance (a) 0.406% 4/19/13	$5,500,000	$5,498,717
Sempra Energy Holding (a) 0.630% 4/18/13	5,000,000	4,998,250
Southern Power Co. (a) 0.350% 4/26/13	5,500,000	5,498,503
Stanley Works (a) 0.410% 6/18/13	8,750,000	8,741,928
Talisman Energy, Inc. (a) 0.406% 5/28/13	5,500,000	5,496,333
Tesco Treasury Services PLC (a) 0.400% 8/22/13	5,000,000	4,991,889
TransCanada PipeLines, Ltd. (a) 0.370% 5/28/13	5,175,000	5,171,809
TransCanada PipeLines, Ltd. (a) 0.375% 5/10/13	500,000	499,784
United Healthcare Co. (a) 0.365% 6/24/13	8,500,000	8,492,605
Vodafone Group PLC (a) 0.570% 10/22/13	5,500,000	5,481,974
Volvo Group Treasury (a) 0.450% 4/16/13	5,500,000	5,498,763

		198,137,007

Repurchase Agreement — 0.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/28/13, 0.010%, due 4/01/13 (d)	274,438	274,438

TOTAL SHORT-TERM INVESTMENTS (Cost $198,411,445)		198,411,445

TOTAL INVESTMENTS — 187.1% (Cost $621,286,919) (e)		656,679,032

Other Assets/(Liabilities) — (87.1)%		(305,661,161)

NET ASSETS — 100.0%		$351,017,871

Notes to Portfolio of Investments

ABS	Asset-Backed Security
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, these securities amounted to a value of $258,541,325 or 73.65% of net assets.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

Notes to Portfolio Investments (Continued)

(b)	All or a portion of this security is held as collateral for open reverse repurchase agreements. (Note 2).
(c)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(d)	Maturity value of $274,438. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $283,247.
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.2%

PREFERRED STOCK — 0.2%
Financial — 0.2%
Insurance — 0.2%
The Allstate Corp. 5.100%	130,000	$3,403,400

TOTAL PREFERRED STOCK (Cost $3,250,000)		3,403,400

TOTAL EQUITIES (Cost $3,250,000)		3,403,400

	Principal Amount
BONDS & NOTES — 96.9%

CORPORATE DEBT — 42.3%
Advertising — 0.4%
The Interpublic Group of Cos., Inc. 2.250% 11/15/17	$1,600,000	1,599,633
WPP Finance 8.000% 9/15/14	4,405,000	4,835,871
WPP Finance 2010 4.750% 11/21/21	635,000	685,863

		7,121,367

Aerospace & Defense — 0.2%
BAE Systems Holdings, Inc. (a) 6.375% 6/01/19	1,375,000	1,646,606
Goodrich Corp. 6.125% 3/01/19	595,000	744,172
L-3 Communications Corp. 4.750% 7/15/20	105,000	116,148
United Technologies Corp. 6.125% 7/15/38	465,000	605,311

		3,112,237

Agriculture — 0.3%
Altria Group, Inc. 2.850% 8/09/22	1,400,000	1,376,330
Altria Group, Inc. 4.250% 8/09/42	775,000	730,324
Bunge Ltd. Finance Corp. 3.200% 6/15/17	1,785,000	1,846,390
Philip Morris International, Inc. 6.375% 5/16/38	225,000	291,726

		4,244,770

Airlines — 0.0%
United Air Lines, Inc. (b) 10.110% 2/19/49	231,622	101,334

	Principal Amount	Value
Auto Manufacturers — 0.4%
Daimler Finance NA LLC (a) 2.625% 9/15/16	$1,450,000	$1,511,909
Volvo Treasury AB (a) 5.950% 4/01/15	4,000,000	4,344,164

		5,856,073

Automotive & Parts — 0.2%
Lear Corp. (a) 4.750% 1/15/23	625,000	609,375
Lear Corp. 8.125% 3/15/20	2,204,000	2,457,460

		3,066,835

Banks — 2.4%
Associated Banc-Corp. 5.125% 3/28/16	2,000,000	2,187,046
Bank of America Corp. 3.625% 3/17/16	1,600,000	1,697,258
Bank of America Corp. 4.500% 4/01/15	1,000,000	1,059,623
Bank of America Corp. 5.750% 12/01/17	1,555,000	1,798,603
Bank of America Corp. 5.875% 2/07/42	750,000	891,023
Bank of America Corp. Series L 5.650% 5/01/18	1,150,000	1,330,328
Capital One Financial Corp. 2.125% 7/15/14	850,000	863,295
Capital One Financial Corp. 7.375% 5/23/14	930,000	998,329
Credit Suisse AG 5.400% 1/14/20	2,035,000	2,280,950
Credit Suisse New York 5.500% 5/01/14	585,000	615,446
Discover Bank 2.000% 2/21/18	1,920,000	1,925,772
Export-Import Bank of Korea 1.750% 2/27/18	705,000	702,856
Export-Import Bank of Korea 4.000% 1/11/17	1,000,000	1,089,222
First Horizon National Corp. 5.375% 12/15/15	2,576,000	2,802,188
FirstMerit Corp. 4.350% 2/04/23	645,000	668,547
HSBC Holdings PLC 6.500% 9/15/37	930,000	1,139,141
ICICI Bank Ltd. (a) 4.700% 2/21/18	1,800,000	1,899,846
ICICI Bank Ltd. (a) 4.750% 11/25/16	1,300,000	1,391,588
ICICI Bank Ltd. (a) 5.500% 3/25/15	2,725,000	2,894,487

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley 4.875% 11/01/22	$750,000	$795,084
Regions Financial Corp. 5.750% 6/15/15	1,990,000	2,159,349
The Toronto-Dominion Bank 2.375% 10/19/16	1,650,000	1,726,220
UBS AG 5.750% 4/25/18	1,500,000	1,776,993
Wachovia Bank NA 6.600% 1/15/38	690,000	913,827
Wachovia Corp. 5.750% 6/15/17	220,000	258,553
Wells Fargo & Co. 3.450% 2/13/23	2,600,000	2,617,472
Wells Fargo & Co. 3.625% 4/15/15	1,100,000	1,162,869
Wells Fargo & Co. 4.600% 4/01/21	345,000	394,009
Wells Fargo & Co. 5.625% 12/11/17	575,000	680,132

		40,720,056

Beverages — 0.2%
Anheuser-Busch Cos, Inc. 6.500% 2/01/43	119,000	162,509
Molson Coors Brewing Co. 5.000% 5/01/42	600,000	635,256
Pernod-Ricard SA (a) 2.950% 1/15/17	2,200,000	2,310,649

		3,108,414

Biotechnology — 0.1%
Amgen, Inc. 5.150% 11/15/41	1,600,000	1,716,837

Building Materials — 1.1%
CRH America, Inc. 8.125% 7/15/18	1,730,000	2,150,051
Lafarge North America, Inc. 6.875% 7/15/13	5,345,000	5,430,520
Lafarge SA (a) 6.200% 7/09/15	3,300,000	3,531,000
Masco Corp. 4.800% 6/15/15	2,510,000	2,643,073
Masco Corp. 7.125% 8/15/13	1,250,000	1,275,306
Owens Corning, Inc. 4.200% 12/15/22	1,785,000	1,825,603
Owens Corning, Inc. 9.000% 6/15/19	1,245,000	1,595,140

		18,450,693

Chemicals — 1.1%
Cabot Corp. 5.000% 10/01/16	2,440,000	2,716,096

	Principal Amount	Value
Cytec Industries, Inc. 3.500% 4/01/23	$520,000	$521,320
Cytec Industries, Inc. 8.950% 7/01/17	450,000	558,873
The Dow Chemical Co. 3.000% 11/15/22	1,775,000	1,744,474
The Dow Chemical Co. 8.550% 5/15/19	375,000	504,063
E.I. du Pont de Nemours & Co. 6.000% 7/15/18	160,000	196,848
Ecolab, Inc. 4.350% 12/08/21	650,000	717,176
Incitec Pivot Ltd. (a) 4.000% 12/07/15	1,815,000	1,900,957
Methanex Corp. 5.250% 3/01/22	550,000	613,354
Rohm & Haas Co. 7.850% 7/15/29	1,000,000	1,372,319
RPM International, Inc. 3.450% 11/15/22	2,075,000	2,056,642
RPM International, Inc. 6.125% 10/15/19	800,000	939,279
RPM International, Inc. 6.250% 12/15/13	3,815,000	3,947,552
Valspar Corp. 7.250% 6/15/19	650,000	804,983

		18,593,936

Commercial Services — 0.3%
Brambles USA, Inc. (a) 3.950% 4/01/15	1,400,000	1,461,627
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	1,970,000	2,090,662
ERAC USA Finance Co. (a) 6.700% 6/01/34	355,000	434,281
ERAC USA Finance LLC (a) 3.300% 10/15/22	1,325,000	1,334,825

		5,321,395

Computers — 0.3%
Brocade Communications Systems, Inc. 6.875% 1/15/20	115,000	125,925
Hewlett-Packard Co. 2.125% 9/13/15	1,280,000	1,297,706
Hewlett-Packard Co. 2.200% 12/01/15	1,475,000	1,503,919
HP Enterprise Services LLC Series B 6.000% 8/01/13	1,646,000	1,674,291
International Business Machines Corp. 5.600% 11/30/39	825,000	1,027,583

		5,629,424

Cosmetics & Personal Care — 0.1%
Avon Products, Inc. 5.000% 3/15/23	1,120,000	1,149,198

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
The Procter & Gamble Co. 5.800% 8/15/34	$270,000	$349,916

		1,499,114

Distribution & Wholesale — 0.0%
Arrow Electronics, Inc. 4.500% 3/01/23	170,000	171,469

Diversified Financial — 5.7%
American Express Co. 6.150% 8/28/17	1,060,000	1,267,974
American Express Co. 8.125% 5/20/19	610,000	820,563
American Honda Finance Corp. (a) 2.600% 9/20/16	2,000,000	2,104,198
The Bear Stearns Cos., Inc. 7.250% 2/01/18	1,520,000	1,889,007
BlackRock, Inc. 5.000% 12/10/19	525,000	622,915
BlackRock, Inc. 6.250% 9/15/17	1,075,000	1,307,725
Citigroup, Inc. 4.750% 5/19/15	590,000	632,882
Citigroup, Inc. 5.375% 8/09/20	1,545,000	1,808,803
Citigroup, Inc. 5.500% 10/15/14	1,025,000	1,093,772
Citigroup, Inc. 5.500% 2/15/17	2,495,000	2,774,515
Citigroup, Inc. 5.875% 5/29/37	550,000	650,692
Citigroup, Inc. 5.875% 1/30/42	800,000	956,114
Citigroup, Inc. 6.375% 8/12/14	2,015,000	2,159,417
Citigroup, Inc. 8.125% 7/15/39	225,000	329,810
Citigroup, Inc. 8.500% 5/22/19	688,000	916,587
Eaton Vance Corp. 6.500% 10/02/17	485,000	582,470
Ford Motor Credit Co. LLC 2.750% 5/15/15	2,200,000	2,245,681
Ford Motor Credit Co. LLC 3.000% 6/12/17	1,850,000	1,897,325
Ford Motor Credit Co. LLC 3.875% 1/15/15	3,760,000	3,908,768
Ford Motor Credit Co. LLC 8.700% 10/01/14	3,100,000	3,424,424
General Electric Capital Corp. 1.600% 11/20/17	1,970,000	1,977,449
General Electric Capital Corp. 2.150% 1/09/15	1,500,000	1,538,222
General Electric Capital Corp. 3.350% 10/17/16	1,390,000	1,492,536

	Principal Amount	Value
General Electric Capital Corp. 4.625% 1/07/21	$2,500,000	$2,814,517
General Electric Capital Corp. 5.500% 1/08/20	600,000	710,980
General Electric Capital Corp. 6.875% 1/10/39	1,495,000	1,958,795
The Goldman Sachs Group, Inc. 1.600% 11/23/15	2,275,000	2,295,832
The Goldman Sachs Group, Inc. 3.625% 2/07/16	5,755,000	6,111,770
The Goldman Sachs Group, Inc. 5.375% 3/15/20	900,000	1,025,369
The Goldman Sachs Group, Inc. 5.625% 1/15/17	3,540,000	3,963,342
The Goldman Sachs Group, Inc. 5.750% 1/24/22	1,600,000	1,860,358
The Goldman Sachs Group, Inc. 6.150% 4/01/18	420,000	494,914
The Goldman Sachs Group, Inc. 6.250% 2/01/41	440,000	522,876
The Goldman Sachs Group, Inc. 6.345% 2/15/34	550,000	573,033
The Goldman Sachs Group, Inc. 6.750% 10/01/37	565,000	633,133
Hyundai Capital America (a) 1.625% 10/02/15	995,000	1,001,795
Hyundai Capital America (a) 4.000% 6/08/17	1,000,000	1,076,264
International Lease Finance Corp. 3.875% 4/15/18	2,065,000	2,059,838
International Lease Finance Corp. 5.750% 5/15/16	2,810,000	3,034,800
Janus Capital Group, Inc. 6.700% 6/15/17	2,500,000	2,861,795
JP Morgan Chase & Co. 3.450% 3/01/16	2,460,000	2,615,388
JP Morgan Chase & Co. 4.500% 1/24/22	1,500,000	1,643,882
JP Morgan Chase & Co. 4.950% 3/25/20	2,125,000	2,436,092
JP Morgan Chase & Co. 5.600% 7/15/41	1,470,000	1,748,369
Lazard Group LLC 6.850% 6/15/17	3,348,000	3,849,336
Lazard Group LLC 7.125% 5/15/15	2,407,000	2,662,611
Merrill Lynch & Co., Inc. 7.750% 5/14/38	555,000	739,694
Morgan Stanley 3.800% 4/29/16	850,000	901,785
Morgan Stanley 4.200% 11/20/14	4,085,000	4,275,737
Morgan Stanley 5.450% 1/09/17	1,526,000	1,708,096

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley 5.625% 9/23/19	$1,415,000	$1,627,080
Morgan Stanley 5.750% 1/25/21	225,000	260,007
TD Ameritrade Holding Corp. 4.150% 12/01/14	510,000	538,015

		94,407,352

Electric — 2.3%
The AES Corp. 7.750% 10/15/15	1,050,000	1,179,938
Ameren Corp. 8.875% 5/15/14	3,375,000	3,644,143
Carolina Power & Light Co. 6.125% 9/15/33	37,000	46,240
CMS Energy Corp. 2.750% 5/15/14	4,795,000	4,874,477
CMS Energy Corp. 5.050% 2/15/18	1,875,000	2,138,430
CMS Energy Corp. 6.875% 12/15/15	2,403,000	2,740,283
Florida Power & Light Co. 4.950% 6/01/35	950,000	1,092,437
Georgia Power Co. 4.300% 3/15/42	717,000	719,352
IPALCO Enterprises, Inc. 5.000% 5/01/18	3,135,000	3,385,800
Kansas Gas & Electric Co. 5.647% 3/29/21	1,129,066	1,261,331
Kiowa Power Partners LLC (a) 4.811% 12/30/13	148,978	150,128
LG&E and KU Energy LLC 4.375% 10/01/21	1,900,000	2,078,359
MidAmerican Energy Holdings Co. 5.950% 5/15/37	1,525,000	1,879,280
National Fuel Gas Co. 3.750% 3/01/23	985,000	998,637
Nevada Power Co. Series N 6.650% 4/01/36	1,000,000	1,335,712
Niagara Mohawk Power Corp. (a) 2.721% 11/28/22	1,560,000	1,536,733
NiSource Finance Corp. 5.800% 2/01/42	1,625,000	1,820,687
Oncor Electric Delivery Co. 6.800% 9/01/18	75,000	93,352
Oncor Electric Delivery Co. 7.500% 9/01/38	130,000	181,694
Pacific Gas & Electric Co. 5.800% 3/01/37	800,000	975,402
PPL Capital Funding, Inc. 3.500% 12/01/22	1,325,000	1,334,780
Southern California Edison Co. 5.950% 2/01/38	820,000	1,060,947

	Principal Amount	Value
Tenaska Oklahoma I LP (a) 6.528% 12/30/14	$390,675	$399,283
Tri-State Generation & Transmission Association, Series 2003, Class A (a) 6.040% 1/31/18	889,395	977,766
Virginia Electric and Power Co. 6.350% 11/30/37	925,000	1,249,482
Wisconsin Public Service Corp. 5.650% 11/01/17	1,405,000	1,644,687

		38,799,360

Electrical Components & Equipment — 0.3%
Anixter, Inc. 5.950% 3/01/15	2,800,000	2,975,000
Energizer Holdings, Inc. 4.700% 5/24/22	1,535,000	1,633,582

		4,608,582

Electronics — 0.7%
Amphenol Corp. 4.000% 2/01/22	800,000	837,937
Arrow Electronics, Inc. 5.125% 3/01/21	750,000	800,995
Arrow Electronics, Inc. 6.000% 4/01/20	1,195,000	1,338,870
Avnet, Inc. 4.875% 12/01/22	1,449,000	1,502,722
Avnet, Inc. 5.875% 3/15/14	3,570,000	3,727,990
Jabil Circuit, Inc. 7.750% 7/15/16	1,430,000	1,646,287
PerkinElmer, Inc. 5.000% 11/15/21	1,000,000	1,099,686
Tech Data Corp. 3.750% 9/21/17	1,345,000	1,400,873

		12,355,360

Engineering & Construction — 0.1%
BAA Funding Ltd. (a) 2.500% 6/25/17	1,755,000	1,807,106

Entertainment — 0.0%
International Game Technology 5.500% 6/15/20	750,000	807,625

Environmental Controls — 0.1%
Republic Services, Inc. 3.800% 5/15/18	840,000	923,700
Republic Services, Inc. 5.000% 3/01/20	40,000	46,286
Republic Services, Inc. 5.250% 11/15/21	795,000	929,316

		1,899,302

Foods — 0.7%
ConAgra Foods, Inc. (a) 4.950% 8/15/20	850,000	973,339

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
ConAgra Foods, Inc. (a) 6.625% 8/15/39	$500,000	$624,245
ConAgra Foods, Inc. 7.000% 4/15/19	965,000	1,207,706
General Mills, Inc. 5.400% 6/15/40	65,000	76,629
Kraft Foods, Inc. 4.125% 2/09/16	1,580,000	1,720,053
Kraft Foods, Inc. 6.500% 2/09/40	550,000	714,216
TreeHouse Foods, Inc. 7.750% 3/01/18	3,050,000	3,305,437
Tyson Foods, Inc. 4.500% 6/15/22	1,300,000	1,414,563
Tyson Foods, Inc. 6.600% 4/01/16	1,675,000	1,918,706

		11,954,894

Forest Products & Paper — 0.3%
International Paper Co. 4.750% 2/15/22	700,000	787,937
International Paper Co. 7.300% 11/15/39	820,000	1,081,077
International Paper Co. 9.375% 5/15/19	290,000	398,553
The Mead Corp. 7.550% 3/01/47	1,460,000	1,618,908
Plum Creek Timberlands LP 3.250% 3/15/23	1,480,000	1,456,580

		5,343,055

Gas — 0.2%
Boston Gas Co. (a) 4.487% 2/15/42	700,000	732,190
Southern Union Co. VRN 3.316% 11/01/66	2,000,000	1,755,000

		2,487,190

Hand & Machine Tools — 0.1%
Kennametal, Inc. 2.650% 11/01/19	1,200,000	1,199,627

Health Care – Products — 0.3%
Boston Scientific Corp. 4.500% 1/15/15	3,805,000	4,036,546
Boston Scientific Corp. 5.450% 6/15/14	91,000	95,754
Boston Scientific Corp. 6.000% 1/15/20	950,000	1,110,423
Covidien International Finance SA 6.550% 10/15/37	95,000	128,622
Johnson & Johnson 5.850% 7/15/38	245,000	323,726

		5,695,071

	Principal Amount	Value
Health Care – Services — 0.9%
Cigna Corp. 2.750% 11/15/16	$1,400,000	$1,477,895
Cigna Corp. 5.125% 6/15/20	650,000	749,776
HCA, Inc. 8.500% 4/15/19	1,230,000	1,357,613
Kaiser Foundation Hospitals 3.500% 4/01/22	600,000	629,826
Roche Holdings, Inc. (a) 6.000% 3/01/19	370,000	460,168
Roche Holdings, Inc. (a) 7.000% 3/01/39	250,000	362,963
UnitedHealth Group, Inc. 0.850% 10/15/15	1,000,000	1,003,031
UnitedHealth Group, Inc. 2.750% 2/15/23	1,245,000	1,228,103
UnitedHealth Group, Inc. 3.950% 10/15/42	550,000	517,969
UnitedHealth Group, Inc. 6.875% 2/15/38	1,775,000	2,388,818
WellPoint, Inc., Convertible (a) 2.750% 10/15/42	1,000,000	1,092,500
WellPoint, Inc. 3.300% 1/15/23	1,385,000	1,403,476
WellPoint, Inc. 4.350% 8/15/20	1,665,000	1,852,189

		14,524,327

Holding Company – Diversified — 0.2%
Hutchison Whampoa International Ltd. (a) 5.750% 9/11/19	1,220,000	1,446,072
Leucadia National Corp. 7.000% 8/15/13	636,000	647,528
Leucadia National Corp. 7.750% 8/15/13	1,848,000	1,887,270

		3,980,870

Home Furnishing — 0.1%
Whirlpool Corp. 3.700% 3/01/23	870,000	886,708
Whirlpool Corp. 5.150% 3/01/43	295,000	298,141
Whirlpool Corp. 8.600% 5/01/14	460,000	497,138

		1,681,987

Household Products — 0.1%
Church & Dwight Co., Inc. 3.350% 12/15/15	845,000	892,743

Housewares — 0.1%
Newell Rubbermaid, Inc. 2.050% 12/01/17	1,250,000	1,256,921

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Toro Co. 7.800% 6/15/27	$773,000	$916,195

		2,173,116

Insurance — 1.8%
Aflac, Inc. 8.500% 5/15/19	585,000	790,628
The Allstate Corp. 5.550% 5/09/35	875,000	1,051,057
The Allstate Corp. 7.450% 5/16/19	200,000	262,954
American International Group, Inc. 3.000% 3/20/15	2,000,000	2,074,970
American International Group, Inc. 3.650% 1/15/14	325,000	332,579
CNA Financial Corp. 7.350% 11/15/19	1,000,000	1,265,778
Genworth Financial, Inc. 5.750% 6/15/14	1,744,000	1,828,633
The Hartford Financial Services Group, Inc. 4.000% 3/30/15	1,820,000	1,923,471
The Hartford Financial Services Group, Inc. 4.000% 10/15/17	1,650,000	1,827,447
ING US, Inc. (a) 5.500% 7/15/22	900,000	995,754
Lincoln National Corp. 4.300% 6/15/15	600,000	642,481
Lincoln National Corp. 8.750% 7/01/19	1,350,000	1,829,793
Marsh & McLennan Cos., Inc. 4.800% 7/15/21	1,300,000	1,483,967
Marsh & McLennan Cos., Inc. 5.875% 8/01/33	900,000	1,059,652
MetLife, Inc. Series A 6.817% 8/15/18	235,000	292,935
Principal Financial Group, Inc. 8.875% 5/15/19	620,000	843,498
The Progressive Corp. 3.750% 8/23/21	40,000	43,575
Prudential Financial, Inc. 3.875% 1/14/15	1,190,000	1,252,035
Prudential Financial, Inc. 4.500% 11/15/20	700,000	786,767
Prudential Financial, Inc. 4.750% 9/17/15	2,055,000	2,238,842
Prudential Financial, Inc. VRN 5.200% 3/15/44	2,380,000	2,385,950
Prudential Financial, Inc. VRN 5.625% 6/15/43	1,685,000	1,743,975
Prudential Financial, Inc. 6.200% 11/15/40	500,000	604,700

	Principal Amount	Value
Reinsurance Group of America, Inc. 5.000% 6/01/21	$1,775,000	$1,978,651
The Travelers Cos., Inc. 6.250% 6/15/37	775,000	1,033,483

		30,573,575

Internet — 0.1%
Expedia, Inc. 7.456% 8/15/18	1,765,000	2,109,074

Investment Companies — 0.3%
Xstrata Finance Canada (a) 2.850% 11/10/14	1,800,000	1,844,802
Xstrata Finance Canada (a) 5.800% 11/15/16	1,023,000	1,164,710
Xstrata Finance Canada Ltd. (a) 1.800% 10/23/15	1,700,000	1,719,319

		4,728,831

Iron & Steel — 1.1%
Allegheny Technologies, Inc. 5.950% 1/15/21	1,979,000	2,212,474
Allegheny Technologies, Inc. 9.375% 6/01/19	710,000	914,036
ArcelorMittal 4.250% 8/05/15	1,500,000	1,559,025
ArcelorMittal 5.750% 8/05/20	1,700,000	1,793,500
ArcelorMittal 9.500% 2/15/15	3,080,000	3,480,400
Carpenter Technology Corp. 4.450% 3/01/23	1,500,000	1,540,441
Cliffs Natural Resources, Inc. 3.950% 1/15/18	1,500,000	1,506,045
Reliance Steel & Aluminum Co. 6.200% 11/15/16	2,562,000	2,856,361
Reliance Steel & Aluminum Co. 6.850% 11/15/36	1,536,000	1,672,921

		17,535,203

Leisure Time — 0.1%
Carnival Corp. 1.875% 12/15/17	1,100,000	1,103,442

Lodging — 1.0%
Choice Hotels International, Inc. 5.700% 8/28/20	1,500,000	1,646,250
Hyatt Hotels Corp. (a) 5.750% 8/15/15	800,000	869,065
Marriott International, Inc. 3.250% 9/15/22	2,000,000	2,008,098
Marriott International, Inc. 5.810% 11/10/15	425,000	468,719
Marriott International, Inc. 6.200% 6/15/16	4,038,000	4,625,420

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Starwood Hotels & Resorts Worldwide, Inc. 6.750% 5/15/18	$305,000	$370,235
Wyndham Worldwide Corp. 2.500% 3/01/18	1,605,000	1,614,088
Wyndham Worldwide Corp. 2.950% 3/01/17	550,000	565,982
Wyndham Worldwide Corp. 6.000% 12/01/16	9,000	10,263
Wynn Las Vegas LLC 7.750% 8/15/20	3,450,000	3,868,312

		16,046,432

Machinery – Diversified — 0.2%
Roper Industries, Inc. 3.125% 11/15/22	1,525,000	1,530,675
Xylem, Inc. 3.550% 9/20/16	1,265,000	1,348,940
Xylem, Inc. 4.875% 10/01/21	585,000	660,673

		3,540,288

Manufacturing — 1.5%
Bombardier, Inc. (a) 4.250% 1/15/16	1,750,000	1,815,625
Carlisle Cos., Inc. 3.750% 11/15/22	1,270,000	1,270,065
Eaton Corp. (a) 1.500% 11/02/17	1,040,000	1,042,984
General Electric Co. 4.125% 10/09/42	2,120,000	2,125,395
General Electric Co. 5.250% 12/06/17	1,145,000	1,341,240
Harsco Corp 2.700% 10/15/15	2,110,000	2,129,815
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	960,000	1,158,684
Siemens Financieringsmaatschappij NV (a) 5.750% 10/17/16	1,000,000	1,155,020
Textron, Inc. 4.625% 9/21/16	5,000,000	5,484,280
Textron, Inc. 6.200% 3/15/15	3,000,000	3,267,756
Tyco Electronics Group SA 6.550% 10/01/17	2,935,000	3,509,773

		24,300,637

Media — 0.8%
CBS Corp. 7.875% 7/30/30	970,000	1,282,480
Comcast Corp. 6.400% 5/15/38	1,035,000	1,301,673

	Principal Amount	Value
Globo Comunicacao e Participacoes SA (a) 4.875% 4/11/22	$2,100,000	$2,269,050
Grupo Televisa SAB 6.625% 1/15/40	164,000	199,743
NBCUniversal Media LLC 6.400% 4/30/40	100,000	126,789
News America, Inc. 6.900% 8/15/39	525,000	668,374
Scholastic Corp. 5.000% 4/15/13	2,024,000	2,026,550
Time Warner Cable, Inc. 4.000% 9/01/21	900,000	960,304
Time Warner Cable, Inc. 6.750% 6/15/39	655,000	772,977
Time Warner Cable, Inc. 8.250% 4/01/19	235,000	305,905
Time Warner Cable, Inc. 8.750% 2/14/19	365,000	482,717
Time Warner, Inc. 4.700% 1/15/21	900,000	1,014,853
Time Warner, Inc. 6.100% 7/15/40	950,000	1,101,454
Time Warner, Inc. 6.250% 3/29/41	15,000	17,732
Viacom, Inc. 6.250% 4/30/16	1,188,000	1,364,528

		13,895,129

Metal Fabricate & Hardware — 0.0%
The Timken Co. 6.000% 9/15/14	705,000	750,056

Mining — 0.6%
AngloGold Ashanti Holdings PLC 5.125% 8/01/22	642,000	650,794
Freeport-McMoRan Copper & Gold, Inc. (a) 2.375% 3/15/18	810,000	813,384
Freeport-McMoRan Copper & Gold, Inc. (a) 3.875% 3/15/23	1,545,000	1,549,470
Freeport-McMoRan Copper & Gold, Inc. (a) 5.450% 3/15/43	1,210,000	1,195,837
Newcrest Finance Property Ltd. (a) 4.450% 11/15/21	1,850,000	1,950,252
Vale Overseas Ltd. 6.250% 1/23/17	1,626,000	1,855,173
Vale Overseas Ltd. 6.875% 11/10/39	490,000	558,749
Vulcan Materials Co. 6.500% 12/01/16	810,000	907,200

		9,480,859

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Office Equipment/Supplies — 0.1%
Pitney Bowes Inc, Series MTN 4.750% 1/15/16	$1,140,000	$1,198,330
Xerox Corp. 4.250% 2/15/15	800,000	842,674

		2,041,004

Office Furnishings — 0.0%
Steelcase, Inc. 6.375% 2/15/21	100,000	110,559

Oil & Gas — 3.2%
Anadarko Petroleum Corp. 6.375% 9/15/17	2,800,000	3,342,114
Anadarko Petroleum Corp. 6.450% 9/15/36	900,000	1,106,165
Chesapeake Energy Corp. 9.500% 2/15/15	4,450,000	5,028,500
Chesapeake Energy Corp., Convertible 2.250% 12/15/38	360,000	319,500
Chesapeake Energy Corp., Convertible 2.500% 5/15/37	3,530,000	3,382,181
Conoco, Inc. 6.950% 4/15/29	230,000	310,717
ConocoPhillips 6.500% 2/01/39	675,000	902,627
Devon Energy Corp. 5.600% 7/15/41	1,145,000	1,251,109
Devon Energy Corp. 6.300% 1/15/19	660,000	796,805
EQT Corp. 4.875% 11/15/21	835,000	884,714
Motiva Enterprises LLC (a) 5.750% 1/15/20	1,285,000	1,542,726
Motiva Enterprises LLC (a) 6.850% 1/15/40	945,000	1,268,617
Newfield Exploration Co. 6.875% 2/01/20	1,700,000	1,823,250
Nexen, Inc. 7.500% 7/30/39	145,000	210,818
Pemex Project Funding Master Trust 6.625% 6/15/38	202,000	241,390
Petrobras International Finance Co. 3.875% 1/27/16	1,275,000	1,334,270
Petrobras International Finance Co. 5.375% 1/27/21	1,430,000	1,542,960
Petrobras International Finance Co. 6.750% 1/27/41	2,210,000	2,497,948
Petroleos Mexicanos 5.500% 1/21/21	1,690,000	1,939,275
Phillips 66 4.300% 4/01/22	800,000	878,210
Phillips 66 5.875% 5/01/42	700,000	822,184

	Principal Amount	Value
Pioneer Natural Resources Co. 5.875% 7/15/16	$1,370,000	$1,549,326
Pride International, Inc. 6.875% 8/15/20	2,000,000	2,507,378
Rosneft Oil Co. via Rosneft International Finance Ltd. (a) 3.149% 3/06/17	1,300,000	1,306,500
Rowan Cos., Inc. 4.875% 6/01/22	2,700,000	2,934,881
Rowan Cos., Inc. 5.000% 9/01/17	1,000,000	1,114,624
Rowan Cos., Inc. 5.400% 12/01/42	1,410,000	1,407,836
Shell International Finance BV 5.500% 3/25/40	450,000	560,687
Talisman Energy, Inc. 5.500% 5/15/42	900,000	936,072
Tesoro Corp. 9.750% 6/01/19	1,950,000	2,198,625
Transocean, Inc. 4.950% 11/15/15	3,455,000	3,738,262
Transocean, Inc. 5.050% 12/15/16	1,500,000	1,666,646
Valero Energy Corp. 6.125% 2/01/20	1,145,000	1,391,249

		52,738,166

Oil & Gas Services — 0.4%
Baker Hughes, Inc. 5.125% 9/15/40	1,100,000	1,278,703
Superior Energy Services, Inc. 7.125% 12/15/21	1,940,000	2,170,375
Weatherford International Ltd. 4.500% 4/15/22	1,000,000	1,030,099
Weatherford International Ltd. 5.950% 4/15/42	700,000	721,498
Weatherford International Ltd. 6.000% 3/15/18	725,000	827,032

		6,027,707

Packaging & Containers — 0.1%
Brambles USA Inc., Series A (a) 5.350% 4/01/20	685,000	769,387
Sonoco Products Co. 4.375% 11/01/21	800,000	867,704

		1,637,091

Pharmaceuticals — 0.7%
AbbVie, Inc. (a) 4.400% 11/06/42	750,000	756,182
McKesson Corp. 4.750% 3/01/21	850,000	984,573
McKesson Corp. 6.000% 3/01/41	800,000	1,030,646

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Merck Sharp & Dohme Corp. 5.850% 6/30/39	$255,000	$329,723
Mylan, Inc. (a) 7.625% 7/15/17	800,000	889,320
Mylan, Inc. (a) 7.875% 7/15/20	4,250,000	4,959,393
Pfizer, Inc. 7.200% 3/15/39	970,000	1,429,223
Teva Pharmaceutical Finance Co. LLC 6.150% 2/01/36	630,000	800,585
Zoetis, Inc. (a) 3.250% 2/01/23	625,000	633,802

		11,813,447

Pipelines — 1.9%
Alliance Pipeline LP (a) 6.996% 12/31/19	785,445	918,236
Boardwalk Pipelines LLC 5.500% 2/01/17	914,000	1,020,373
CenterPoint Energy Resources Corp. 4.500% 1/15/21	650,000	738,504
CenterPoint Energy Resources Corp. 5.850% 1/15/41	645,000	808,600
DCP Midstream LLC (a) 9.750% 3/15/19	70,000	92,188
DCP Midstream Operating LLC 3.875% 3/15/23	225,000	226,216
Duke Energy Field Services LLC (a) 5.375% 10/15/15	500,000	543,472
El Paso Pipeline Partners Operating Co. LLC 4.100% 11/15/15	2,900,000	3,112,396
Enogex LLC (a) 6.875% 7/15/14	3,300,000	3,474,775
Enterprise Products Operating LP 3.200% 2/01/16	600,000	636,639
Enterprise Products Operating LP 5.950% 2/01/41	630,000	729,851
Gulf South Pipeline Co. LP (a) 5.050% 2/01/15	868,000	927,470
Kern River Funding Corp. (a) 4.893% 4/30/18	1,770,221	1,934,284
Kinder Morgan Energy Partners LP 6.000% 2/01/17	685,000	796,319
Kinder Morgan Energy Partners LP 6.500% 2/01/37	571,000	684,939
Kinder Morgan Energy Partners LP 6.950% 1/15/38	65,000	81,589
Kinder Morgan Finance Co. LLC (a) 6.000% 1/15/18	3,900,000	4,315,806
Magellan Midstream Partners LP 6.550% 7/15/19	1,125,000	1,386,531
ONEOK Partners LP 3.250% 2/01/16	600,000	633,850

	Principal Amount	Value
ONEOK Partners LP 6.125% 2/01/41	$1,500,000	$1,744,461
Southern Natural Gas Co. LLC (a) 5.900% 4/01/17	1,345,000	1,567,643
Texas Eastern Transmission LP (a) 6.000% 9/15/17	850,000	1,001,803
TransCanada PipeLines Ltd. 6.200% 10/15/37	840,000	1,056,646
The Williams Cos., Inc. 3.700% 1/15/23	830,000	823,949
Williams Partners LP 5.250% 3/15/20	2,045,000	2,330,447

		31,586,987

Real Estate — 0.4%
AMB Property LP 4.500% 8/15/17	1,050,000	1,154,367
Colonial Realty LP 6.250% 6/15/14	1,460,000	1,542,202
Post Apartment Homes LP 3.375% 12/01/22	600,000	606,078
ProLogis LP 6.625% 5/15/18	3,250,000	3,908,210

		7,210,857

Real Estate Investment Trusts (REITS) — 2.1%
Boston Properties LP 3.700% 11/15/18	800,000	877,214
Boston Properties LP 4.125% 5/15/21	840,000	910,190
Brandywine Operating Partners LP 4.950% 4/15/18	1,100,000	1,212,746
BRE Properties, Inc. 3.375% 1/15/23	1,680,000	1,668,312
DDR Corp 9.625% 3/15/16	1,730,000	2,108,590
DDR Corp. 4.625% 7/15/22	1,275,000	1,379,196
DDR Corp. 4.750% 4/15/18	1,400,000	1,547,752
DDR Corp. 7.875% 9/01/20	1,600,000	2,034,342
Duke Realty LP 3.625% 4/15/23	1,135,000	1,136,465
Duke Realty LP 8.250% 8/15/19	1,975,000	2,557,805
ERP Operating LP 4.625% 12/15/21	600,000	672,817
HCP, Inc. 2.625% 2/01/20	1,415,000	1,424,038
Highwoods Realty LP 5.850% 3/15/17	2,600,000	2,916,779
Host Hotels & Resorts LP 9.000% 5/15/17	2,800,000	2,950,500

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Liberty Property LP 3.375% 6/15/23	$975,000	$967,974
Realty Income Corp. 2.000% 1/31/18	3,625,000	3,648,606
Realty Income Corp. 3.250% 10/15/22	1,925,000	1,884,879
Simon Property Group LP 5.650% 2/01/20	225,000	271,436
UDR, Inc. 4.625% 1/10/22	1,500,000	1,647,830
UDR, Inc. 5.130% 1/15/14	429,000	442,680
Ventas Realty LP/Ventas Capital Corp. 4.250% 3/01/22	800,000	859,414
Weingarten Realty Investors 3.500% 4/15/23	1,725,000	1,716,423

		34,835,988

Retail — 0.9%
Best Buy Co., Inc. 7.250% 7/15/13	2,340,000	2,375,100
CVS Caremark Corp. 6.125% 9/15/39	895,000	1,105,747
CVS Pass-Through Trust (a) 5.926% 1/10/34	2,335,790	2,760,700
Darden Restaurants, Inc. 3.350% 11/01/22	930,000	884,475
The Home Depot, Inc. 5.950% 4/01/41	800,000	1,016,758
Macy’s Retail Holdings, Inc. 7.450% 7/15/17	860,000	1,057,212
McDonald’s Corp. 6.300% 10/15/37	645,000	871,790
O’Reilly Automotive, Inc. 4.875% 1/14/21	875,000	970,591
QVC, Inc. (a) 4.375% 3/15/23	1,140,000	1,152,465
QVC, Inc. 5.125% 7/02/22	750,000	794,461
Wal-Mart Stores, Inc. 5.625% 4/01/40	2,085,000	2,597,266

		15,586,565

Savings & Loans — 0.3%
First Niagara Financial Group, Inc. 7.250% 12/15/21	1,400,000	1,705,071
Glencore Funding LLC (a) 6.000% 4/15/14	2,330,000	2,440,645
Washington Mutual Bank (b) 5.650% 8/15/14	4,038,000	404

		4,146,120

Semiconductors — 0.3%
Applied Materials, Inc. 5.850% 6/15/41	1,500,000	1,786,412

	Principal Amount	Value
Intel Corp., Convertible 2.950% 12/15/35	$1,525,000	$1,618,406
Micron Technology, Inc., Convertible (a) 2.125% 2/15/33	1,752,000	1,984,140

		5,388,958

Software — 0.5%
CA, Inc. 5.375% 12/01/19	2,115,000	2,393,647
ManTech International Corp. 7.250% 4/15/18	1,770,000	1,876,200
Microsoft Corp. 3.000% 10/01/20	525,000	561,030
Oracle Corp. 1.200% 10/15/17	2,075,000	2,077,283
Oracle Corp. 2.500% 10/15/22	1,575,000	1,546,196

		8,454,356

Telecommunications — 2.8%
America Movil SAB de CV 5.000% 3/30/20	730,000	821,026
America Movil SAB de CV 6.125% 3/30/40	760,000	884,654
American Tower Corp. 4.500% 1/15/18	1,900,000	2,089,612
AT&T, Inc. 6.500% 9/01/37	1,485,000	1,821,070
AT&T, Inc. 6.550% 2/15/39	1,005,000	1,241,468
British Telecom PLC STEP 9.625% 12/15/30	1,050,000	1,627,519
CenturyLink, Inc. 5.500% 4/01/13	1,225,000	1,225,000
CenturyLink, Inc. 6.150% 9/15/19	760,000	805,600
CenturyLink, Inc. 7.650% 3/15/42	2,000,000	1,932,500
Cisco Systems, Inc. 5.500% 1/15/40	485,000	578,743
Deutsche Telekom International Finance BV STEP 8.750% 6/15/30	290,000	410,646
Embarq Corp. 7.082% 6/01/16	561,000	642,245
Embarq Corp. 7.995% 6/01/36	200,000	210,542
Frontier Communications Corp. 7.875% 4/15/15	2,270,000	2,590,638
Juniper Networks, Inc. 4.600% 3/15/21	700,000	751,063
Juniper Networks, Inc. 5.950% 3/15/41	1,000,000	1,114,611

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Motorola Solutions, Inc. 3.500% 3/01/23	$1,630,000	$1,639,614
Rogers Communications, Inc. 7.500% 8/15/38	160,000	220,604
Telecom Italia Capital 4.950% 9/30/14	2,645,000	2,739,458
Telecom Italia Capital 5.250% 10/01/15	2,200,000	2,321,042
Telecom Italia Capital 6.000% 9/30/34	153,000	142,039
Telecom Italia Capital 6.175% 6/18/14	1,825,000	1,909,260
Telefonaktiebolaget LM Ericsson 4.125% 5/15/22	1,250,000	1,299,689
Telefonica Emisiones SAU 2.582% 4/26/13	2,195,000	2,197,162
Telefonica Emisiones SAU 3.992% 2/16/16	1,900,000	1,980,446
Telefonica Emisiones SAU 5.462% 2/16/21	650,000	699,535
Verizon Communications, Inc. 8.750% 11/01/18	1,180,000	1,586,899
Verizon Global Funding Corp. 7.750% 12/01/30	987,000	1,348,347
Virgin Media Finance PLC 8.375% 10/15/19	4,900,000	5,475,750
Virgin Media Secured Finance PLC 6.500% 1/15/18	2,680,000	2,854,200
WCP Wireless Site Funding (a) 4.141% 11/15/15	1,683,362	1,749,145

		46,910,127

Transportation — 0.8%
Asciano Finance (a) 3.125% 9/23/15	1,300,000	1,339,360
Asciano Finance (a) 5.000% 4/07/18	1,650,000	1,810,119
Burlington Northern Santa Fe LLC 6.750% 3/15/29	1,053,000	1,302,777
Canadian National Railway Co. 5.850% 11/15/17	725,000	872,155
Con-way, Inc. 7.250% 1/15/18	570,000	671,458
CSX Corp. 7.250% 5/01/27	733,000	948,755
Norfolk Southern Corp. (a) 2.903% 2/15/23	116,000	116,136
Norfolk Southern Corp. 4.837% 10/01/41	19,000	20,634
Norfolk Southern Corp. 6.000% 5/23/2111	500,000	611,238
Ryder System, Inc. 2.500% 3/01/18	4,430,000	4,542,770

	Principal Amount	Value
Union Pacific Corp. 4.000% 2/01/21	$700,000	$781,648

		13,017,050

Trucking & Leasing — 1.0%
GATX Corp. 2.375% 7/30/18	1,175,000	1,188,434
GATX Corp. 3.500% 7/15/16	1,650,000	1,747,465
GATX Corp. 3.900% 3/30/23	735,000	740,497
GATX Corp. 4.750% 5/15/15	905,000	960,264
GATX Corp. 4.750% 6/15/22	1,200,000	1,272,529
GATX Corp. 8.750% 5/15/14	2,385,000	2,584,197
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 2.500% 3/15/16	5,020,000	5,141,765
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 3.125% 5/11/15	1,800,000	1,862,437
TTX Co. (a) 3.050% 11/15/22	1,400,000	1,364,670

		16,862,258

TOTAL CORPORATE DEBT (Cost $661,851,843)		705,762,287

MUNICIPAL OBLIGATIONS — 0.4%
New York City Municipal Water Finance Authority 5.882% 6/15/44	390,000	515,584
State of California 5.950% 4/01/16	895,000	1,025,088
State of California BAB 7.550% 4/01/39	505,000	729,053
State of California BAB 7.600% 11/01/40	1,160,000	1,697,069
State of Illinois 5.365% 3/01/17	2,910,000	3,245,174

		7,211,968

TOTAL MUNICIPAL OBLIGATIONS (Cost $6,211,028)		7,211,968

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 13.7%
Automobile ABS — 0.7%
California Republic Auto Receivables Trust, Series 2012-1, Class A (a) 1.180% 8/15/17	2,709,907	2,706,899

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Chesapeake Funding LLC, Series 2009-2A, Class A FRN (a) 1.953% 9/15/21	$341,586	$343,731
CPS Auto Trust, Series 2011-B, Class A (a) 3.680% 9/17/18	1,038,723	1,069,331
Credit Acceptance Auto Loan Trust, Series 2011-1, Class A (a) 2.610% 3/15/19	1,800,000	1,825,477
First Investors Auto Owner Trust, Series 2011-1, Class A2 (a) 1.470% 3/16/15	47,488	47,502
First Investors Auto Owner Trust, Series 2012-2A, Class A2 (a) 1.470% 5/15/18	1,651,272	1,668,172
LAI Vehicle Lease Securitization Trust, Series 2010-A, Class A (a) 2.550% 9/15/16	213,993	215,189
Prestige Auto Receivables Trust, Series 2012-1A, Class A2 (a) 1.230% 12/15/15	1,351,452	1,354,078
Rental Car Finance Corp., Series 2011-1A, Class A1 (a) 2.510% 2/25/16	1,180,000	1,211,225
Tidewater Auto Receivables Trust, Series 2012-AA, Class A2 (a) 1.210% 8/15/15	1,970,000	1,969,840

		12,411,444

Commercial MBS — 4.5%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.754% 2/10/51	2,790,000	3,229,249
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR7, Class A3 VRN 5.116% 2/11/41	820,000	879,351
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	2,790,000	3,151,376
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	1,295,000	1,393,070
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/45	186,724	190,370
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4, VRN 5.471% 1/12/45	750,000	860,386

	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/50	$2,200,000	$2,566,662
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	2,150,000	2,514,272
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class AM VRN 5.757% 9/11/38	2,375,000	2,622,800
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class AM VRN 5.835% 9/11/42	1,170,000	1,345,340
COMM 2007-C9 Mortgage Trust, Series 2007-C9, Class A4 VRN 5.799% 12/10/49	3,693,000	4,343,905
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A4, CMO, VRN 5.748% 6/10/46	1,343,000	1,509,013
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C1, Class A4 VRN 4.750% 1/15/37	2,255,309	2,306,046
DBUBS Mortgage Trust, Series 2011-LC2A, Class A2 (a) 3.386% 7/10/44	2,160,000	2,312,809
DBUBS Mortgage Trust, Series 2011-LC3A, Class A2 3.642% 8/10/44	1,600,000	1,728,763
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1 (a) 3.742% 11/10/46	715,951	768,286
DBUBS Mortgage Trust, Series 2011-LC1A, Class B VRN (a) 5.471% 11/10/46	860,000	1,006,140
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4 VRN 5.866% 7/10/38	3,861,617	4,357,567
GS Mortgage Securities Corp. II, Series 2012-GC6, Class AS (a) 4.948% 1/10/45	800,000	934,206
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A2 (a) 3.341% 7/15/46	650,000	693,125
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class AM, CMO 4.780% 7/15/42	200,000	213,010

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	$3,000,000	$3,345,326
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4 VRN 5.481% 2/12/39	340,000	379,239
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4 VRN 5.891% 6/12/46	1,600,000	1,811,552
Morgan Stanley Capital I, Series 2011-C2, Class B VRN (a) 5.200% 6/15/44	825,000	948,483
Morgan Stanley Capital I, Series 2006-IQ12, Class A4 5.332% 12/15/43	1,150,000	1,307,550
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	1,525,000	1,682,955
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	1,843,626	1,866,048
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.275% 1/11/43	1,375,000	1,664,099
STRIPs Ltd., Series 2012-1A, Class A (a) 1.500% 12/25/44	2,358,218	2,330,685
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3 VRN 5.539% 8/15/39	1,303,767	1,366,688
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ VRN 5.539% 8/15/39	1,525,000	1,666,704
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM VRN 5.466% 1/15/45	2,220,000	2,465,581
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	4,525,000	5,168,576
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class AM VRN 5.734% 5/15/43	1,250,000	1,410,768
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4 VRN 5.926% 2/15/51	2,170,000	2,497,820
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1 (a) 3.349% 11/15/43	549,950	588,260
Wells Fargo Reremic Trust, Series 2012-IO, Class A (a) 1.750% 8/20/21	2,073,636	2,075,585

	Principal Amount	Value
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A2 (a) 3.240% 3/15/44	$1,997,629	$2,124,792
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class AS 3.660% 8/15/45	800,000	844,987
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2 (a) 3.791% 2/15/44	1,225,000	1,317,062

		75,788,506

Home Equity ABS — 2.9%
Aames Mortgage Investment Trust, Series 2004-1, Class M5 FRN 1.929% 1/25/35	3,130,000	2,841,469
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.474% 8/25/35	897,661	878,511
ACE Securities Corp., Series 2005-ASP1, Class A2D FRN 0.554% 9/25/35	926,080	918,964
Ameriquest Mortgage Securities, Inc., Series 2005-R10, Class A2B FRN 0.458% 1/25/36	82,201	81,251
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Class A2C FRN 0.564% 7/25/35	660,928	652,460
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A2 FRN 0.574% 11/25/34	662,412	657,705
Asset-Backed Funding Certificates, Series 2005-WMC1, Class M1 FRN 0.864% 6/25/35	1,149,444	1,129,379
Bayview Financial Mortgage Pass-Through Trust, Series 2005-B, Class M1 FRN 0.654% 4/28/39	1,770,000	1,559,670
Bear Stearns Asset Backed Securities Trust, Series 2006-EC2, Class A4 FRN 0.514% 2/25/36	140,922	140,566
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2 FRN 0.304% 5/25/36	2,080	2,080
Carrington Mortgage Loan Trust, Series 2006-FRE1, Class A2 FRN 0.314% 7/25/36	482,970	475,475
Citigroup Mortgage Loan Trus, Inc., Series 2005-HE2, Class A (a) 0.604% 5/25/35	645,462	642,880
Citigroup Mortgage Loan Trust, Inc., Series 2003-HE4, Class A FRN (a) 0.614% 12/25/33	985,150	985,376

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Citigroup Mortgage Loan Trust, Inc., Series 2005-OPT4, Class M2 FRN 1.000% 7/25/35	$945,000	$904,275
Countrywide Asset-Backed Certificates, Series 2006-BC1, Class 2A2 FRN 0.384% 4/25/36	176,231	175,816
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.434% 9/25/34	254,615	253,805
Countrywide Asset-Backed Certificates, Series 2005-6, Class M1 FRN 0.694% 12/25/35	708,080	679,054
Countrywide Partnership Trust, Series 2004-EC1, Class M1 FRN 1.104% 2/25/35	773,329	610,815
Credit-Based Asset Servicing and Securitization LLC, Series 2006-RP2, Class A2 FRN (a) 0.494% 7/25/36	2,308,121	2,283,357
First Frankin Mortgage Loan Trust, Series 2005-FF6, Class M1 FRN 0.624% 5/25/36	1,800,000	1,704,639
First Frankin Mortgage Loan Trust, Series 2005-FF7, Class M1 FRN 0.654% 7/25/35	2,500,000	2,368,328
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.444% 1/25/36	867,157	840,925
GSAMP Trust, Series 2005-HE5, Class M1 FRN 0.624% 11/25/35	880,000	791,959
GSAMP Trust, Series 2005-AHL, Class M1 FRN 0.634% 4/25/35	761,909	714,738
Home Equity Asset Trust, Series 2006-4, Class 2A3 FRN 0.374% 8/25/36	767,903	748,460
Home Equity Asset Trust, Series 2006-3, Class 2A3 FRN 0.384% 7/25/36	711,310	709,204
Home Equity Asset Trust, Series 2005-4, Class M2 FRN 0.644% 10/25/35	1,470,624	1,434,496
Lake Country Mortgage Loan Trust, Series 2005-HE1, Class M1 FRN (a) 0.984% 12/25/32	1,970,630	1,876,893
Long Beach Mortgage Loan Trust, Series 2005-3, Class 2A2 FRN 0.484% 8/25/45	338,822	335,514
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2 FRN 0.754% 6/25/35	3,471,179	3,239,182

	Principal Amount	Value
Long Beach Mortgage Loan Trust, Series 2005-1, Class M1 FRN 0.954% 2/25/35	$685,033	$674,374
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2 FRN 0.999% 2/25/35	1,690,000	1,576,104
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (a) 0.939% 6/28/35	2,492,136	2,347,868
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M2 FRN (a) 0.969% 6/28/35	1,300,000	1,060,074
Morgan Stanley Capital, Inc., Series 2005-WMC6, Class M2 FRN 0.704% 7/25/35	2,305,000	2,221,050
New Century Home Equity Loan Trust, Series 2005-2, Class A2MZ FRN 0.464% 6/25/35	2,155,219	2,134,631
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 7.200% 10/25/28	2,330	2,478
Nomura Home Equity Loan, Inc., Series 2005-FM1, Class M1 FRN 0.674% 5/25/35	527,890	512,646
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.584% 8/25/35	1,361,211	1,341,294
Park Place Securities, Inc., Series 2005-WHQ1, Class M2 FRN 0.704% 3/25/35	1,171,227	1,131,319
Residential Asset Mortgage Products, Inc., Series 2005-EFC6, Class 1A2 FRN 0.434% 11/25/35	215,408	215,130
Residential Asset Securities Corp., Series 2006-KS2, Class A3 FRN 0.394% 3/25/36	924,200	918,575
Residential Asset Securities Corp., Series 2005-KS12, Class A2 FRN 0.454% 1/25/36	948,983	944,004
Specialty Underwriting & Residential Finance, Series 2005-AB1, Class A1C FRN 0.544% 3/25/36	648,376	643,273
Structured Asset Investment Loan Trust, Series 2005-7, Class A5 FRN 0.564% 8/25/35	1,235,589	1,225,368

		47,585,434

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Other ABS — 2.6%
321 Henderson Receivables,LLC, Series 2010-2, Class A (a) 4.070% 1/15/48	$382,556	$421,950
ARL First LLC, Series 2012-1A, Class A2 (a) 3.810% 12/15/42	1,060,000	1,110,019
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (a) (c) 4.000% 3/20/43	1,660,000	1,660,018
CLI Funding LLC, Series 2006-1A, Class A FRN (a) 0.383% 8/18/21	2,277,650	2,243,633
CLI Funding LLC, Series 2012-1A, Class A (a) 4.210% 6/18/27	274,117	285,639
Cronos Containers Program Ltd., Series 2012-2A, Class A (a) 3.810% 9/18/27	1,496,250	1,556,351
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (a) 5.216% 1/25/42	2,255,650	2,558,080
Drug Royalty Corp., Inc., Series 2012-1, Class A2 (a) 5.800% 7/15/24	1,484,359	1,532,528
Drug Royalty II LP 1, Series 2012-1, Class A2 (a) 4.474% 1/15/25	1,064,809	1,068,856
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2 (a) 4.212% 10/15/42	3,342,470	3,475,911
Global SC Finance II SRL, Series 2012-1A, Class A (a) 4.110% 7/19/27	1,400,000	1,451,359
Hercules Capital Funding Trust, Series 2012-1A, Class A (a) 3.320% 12/16/17	2,804,913	2,817,185
HFG Healthco-4 LLC, Series 2011-1A, Class A FRN (a) 2.454% 6/02/17	2,125,000	2,165,543
Icon Brands Holdings LLC, Series 2012-1A, Class A (a) 4.229% 1/25/43	930,000	980,769
New York City Tax Lien, Series 2012-AA, Class A (a) 1.230% 11/10/25	1,600,614	1,602,741
Newport Waves CDO (Acquired 3/30/07, Cost $4,994,200), Series 2007-1A, Class A3LS FRN (a) (d) 0.880% 6/20/14	5,000,000	4,780,500
PFS Financing Corp., Series 2011-BA, Class A FRN (a) 1.703% 10/17/16	600,000	606,879

	Principal Amount	Value
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (a) 2.840% 11/20/28	$804,360	$821,650
Sierra Receivables Funding Co. LLC, Series 2011-1A, Class A (a) 3.350% 4/20/26	2,006,616	2,096,674
Structured Receivables Finance LLC, Series 2010-B, Class A (a) 3.730% 8/15/36	733,578	782,897
TAL Advantage LLC, Series 2006-1A FRN (a) 0.376% 4/20/21	740,000	727,377
Tax Liens Securitization Trust, Series 2010-1A, Class 1A2 (a) 2.000% 4/15/18	16,585	16,608
Textainer Marine Containers Ltd., Series 2012-1A, Class A (a) 4.210% 4/15/27	1,907,500	1,988,613
Trafigura Securitisation Finance PLC, Series 2012-1A, Class A FRN (a) 2.603% 10/15/15	1,119,000	1,141,009
Trinity Rail Leasing LP, Series 2012-1A, Class A1 (a) 2.266% 1/15/43	863,418	879,702
Trinity Rail Leasing LP, Series 2006-1A, Class A1 (a) 5.900% 5/14/36	518,611	606,127
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (a) 4.370% 7/15/41	1,400,323	1,517,604
Triton Container Finance LLC, Series 2006-1A FRN (a) 0.370% 11/26/21	861,667	842,907
Westgate Resorts LLC, Series 2012-2A, Class A (a) 3.000% 1/20/25	1,266,205	1,272,818

		43,011,947

Student Loans ABS — 2.3%
Access Group, Inc., Series 2007-A, Class A2 FRN 0.418% 8/25/26	651,574	635,695
Access Group, Inc., Series 2005-2, Class A3 FRN 0.469% 11/22/24	1,667,493	1,648,246
Access Group, Inc., Series 2003-1, Class A2 FRN 0.544% 12/27/16	237,308	236,597
Access Group, Inc., Series 2004-1, Class A4 FRN 1.702% 12/27/32	500,000	436,367
Access Group, Inc., Series 2002-1, Class A4 VRN 1.704% 9/01/37	1,250,000	1,086,977

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
College Loan Corp. Trust, Series 2003-1, Class A3 FRN (a) 1.689% 3/01/42	$1,100,000	$947,100
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 1.704% 1/25/47	2,075,000	1,784,500
Education Funding Capital Trust I, Series 2004-1, Class A4 FRN 1.702% 6/15/43	2,600,000	2,574,000
Education Funding Capital Trust I, Series 2004-1, Class A5 FRN 1.703% 6/15/43	2,475,000	2,401,690
Education Funding Capital Trust I, Series 2004-1, Class A6 FRN 1.704% 6/15/43	1,700,000	1,556,554
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.950% 6/15/43	1,000,000	775,582
GCO Education Loan Funding Trust, Series 2006-2A, Class A2L FRN (a) 0.388% 8/25/25	969,099	964,780
GCO Education Loan Funding Trust, Series 2007-1, Class A7AR FRN (a) 1.490% 11/26/46	1,625,000	1,508,731
GCO Education Loan Funding Trust, Series 2005-1, Class A6AR FRN 2.180% 3/25/42	1,150,000	1,014,553
Goal Capital Funding Trust, Series 2006-1, Class A3 FRN 0.408% 11/25/26	2,075,000	2,041,125
National Collegiate Student Loan Trust, Series 2006-3, Class A2 FRN 0.314% 3/25/26	844,919	841,039
Nelnet Education Loan Funding, Inc., Series 2004-2A, Class A5C FRN 1.028% 2/25/39	625,000	566,421
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (a) 1.004% 4/25/46	896,983	909,343
Northstar Education Finance, Inc., Series 2006-A, Class A3 FRN 0.497% 5/28/26	1,527,581	1,512,913
SLC Student Loan Trust, Series 2006-A, Class A5 FRN 0.474% 7/15/36	6,340,000	5,975,681
SLC Student Loan Trust, Series 2006-A, Class B FRN 0.604% 7/15/36	697,000	621,015
SLM Student Loan Trust, Series 2003-10A, Class A1F FRN (a) 0.600% 12/15/16	200,000	200,000

	Principal Amount	Value
SLM Student Loan Trust, Series 2003-2, Class A7 FRN 1.140% 9/15/28	$1,350,000	$1,350,000
SLM Student Loan Trust, Series 2003-10A, Class A1H FRN (a) 1.692% 12/15/16	1,600,000	1,600,000
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (a) 1.693% 12/15/16	400,000	400,000
SLM Student Loan Trust, Series 2003-10A, Class A1D FRN (a) 1.693% 12/15/16	150,000	150,000
SLM Student Loan Trust, Series 2003-10A, Class A1E FRN (a) 1.693% 12/15/16	350,000	350,000
SLM Student Loan Trust, Series 2003-10A, Class A1B FRN (a) 1.693% 12/15/16	450,000	450,000
SLM Student Loan Trust, Series 2003-10A, Class A1A FRN (a) 1.694% 12/15/16	600,000	600,000
SLM Student Loan Trust, Series 2003-5, Class A7 FRN 2.500% 6/17/30	450,000	450,000
SLM Student Loan Trust, Series 2003-10A, Class B FRN (a) 3.370% 12/17/46	2,200,000	1,760,000
US Education Loan Trust LLC, Series 2006-1, Class A2 FRN (a) 0.417% 3/01/25	1,015,788	1,011,366

		38,360,275

WL Collateral CMO — 0.6%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 3.127% 8/25/34	724,473	692,958
Capital Automotive REIT, Series 2012-1A, Class A (a) 4.700% 7/15/42	1,842,666	1,856,652
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 FRN 2.905% 2/25/34	145,827	146,980
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 3.148% 9/25/33	73,388	64,326
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 FRN 2.717% 8/25/34	102,906	97,952
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.393% 1/19/38	2,369,563	1,871,942
HSI Asset Securitization Corp. Trust, Series 2005, Class IIA3 FRN 0.564% 7/25/35	559,354	539,789

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.314% 5/25/37	$2,367,520	$1,426,178
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A FRN 2.534% 8/25/34	383,093	316,290
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.454% 8/25/36	656,570	606,489
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA FRN 2.696% 7/25/33	16,821	17,157
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA FRN 2.898% 2/25/34	53,770	56,712
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.679% 2/25/34	2,079	2,142
Morgan Stanley Reremic Trust, Series 2011-IO, Class A (a) 2.500% 3/23/51	1,356,609	1,370,175
Opteum Mortgage Acceptance Corp., Series 2005-3, Class A1B FRN 0.464% 7/25/35	459,217	448,943
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A FRN 2.692% 3/25/34	306,017	305,978
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 1.577% 4/25/44	689,940	691,708

		10,512,371

WL Collateral PAC — 0.1%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.454% 11/25/37	1,272,453	1,247,012
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.923% 6/25/32	188,415	165,384

		1,412,396

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $224,335,576)		229,082,373

SOVEREIGN DEBT OBLIGATIONS — 1.0%
Brazilian Government International Bond 4.875% 1/22/21	700,000	812,000

	Principal Amount	Value
Colombia Government International Bond 7.375% 3/18/19	$1,175,000	$1,512,813
Mexico Government International Bond	3,050,000	3,164,375
Peruvian Government International Bond 6.550% 3/14/37	560,000	758,800
Poland Government International Bond 6.375% 7/15/19	1,260,000	1,547,973
Province of Quebec Canada 7.500% 9/15/29	540,000	805,856
Republic of Brazil International Bond 5.625% 1/07/41	1,825,000	2,135,250
Republic of Brazil International Bond 5.875% 1/15/19	2,243,000	2,697,207
United Mexican States 5.125% 1/15/20	1,110,000	1,299,810
United Mexican States 6.750% 9/27/34	950,000	1,263,500

		15,997,584

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $13,868,168)		15,997,584

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 30.7%
Collateralized Mortgage Obligations — 0.1%
Federal Home Loan Mortgage Corp., Series 2178, Class PB 7.000% 8/15/29	641,139	742,944
Federal National Mortgage Association, Series 1989-20, Class A 6.750% 4/25/18	208,889	218,876
U.S. Department of Veteran Affairs, Series 1992-1, Class 2Z 7.750% 5/15/22	530,411	606,937

		1,568,757

Pass-Through Securities — 30.6%
Federal Home Loan Mortgage Corp. Pool #Q15841 3.000% 2/01/43	31,961,358	32,869,009
Pool #G18363 3.500% 9/01/25	1,372,401	1,447,883
Pool #J13013 3.500% 9/01/25	888,271	937,126
Pool #J13495 3.500% 11/01/25	1,168,906	1,233,196
Pool #J15111 3.500% 4/01/26	1,731,632	1,826,872

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #J15891 3.500% 7/01/26	$1,352,147	$1,426,515
Pool #J16192 3.500% 8/01/26	960,658	1,013,494
Pool #J16476 3.500% 9/01/26	717,472	756,933
Pool #G05262 4.500% 3/01/39	1,614,095	1,726,578
Pool #A92183 4.500% 5/01/40	792,739	849,469
Pool #Q01704 4.500% 6/01/41	3,175,801	3,407,039
Pool #Q03086 4.500% 9/01/41	15,856,109	17,050,272
Pool #E84025 6.000% 6/01/16	123,528	130,958
Pool #G11431 6.000% 2/01/18	14,015	15,062
Pool #G11122 6.500% 5/01/16	63,261	66,590
Pool #E84450 6.500% 7/01/16	20,526	21,950
Pool #E84580 6.500% 7/01/16	22,054	23,501
Pool #E84660 6.500% 7/01/16	5,688	6,109
Pool #E90508 6.500% 7/01/17	73,383	79,764
Pool #C00836 7.000% 7/01/29	28,230	33,108
Pool #C49314 7.000% 4/01/31	8,140	9,630
Pool #C51422 7.000% 5/01/31	4,072	4,821
Pool #C51550 7.000% 5/01/31	1,980	2,344
Pool #C53034 7.000% 6/01/31	15,630	18,492
Pool #G01311 7.000% 9/01/31	150,792	177,975
Pool #G01317 7.000% 10/01/31	98,239	115,908
Pool #E00856 7.500% 6/01/15	9,714	10,216
Pool #G00143 7.500% 6/01/23	2,052	2,347
Pool #C55867 7.500% 2/01/30	63,343	73,342
Pool #C37986 7.500% 5/01/30	1,996	2,332
Pool #C39755 7.500% 6/01/30	392	454
Pool #C40675 7.500% 7/01/30	433	506

	Principal Amount	Value
Pool #C41497 7.500% 9/01/30	$205	$239
Pool #C42340 7.500% 9/01/30	406	475
Pool #C43930 7.500% 10/01/30	13,901	16,256
Pool #C43962 7.500% 10/01/30	6,307	7,363
Pool #C44509 7.500% 11/01/30	16,049	18,793
Pool #C44830 7.500% 11/01/30	29	34
Pool #C45235 7.500% 12/01/30	40,917	47,843
Pool #C46038 7.500% 12/01/30	1,629	1,904
Pool #C01116 7.500% 1/01/31	3,688	4,313
Pool #C46309 7.500% 1/01/31	612	717
Pool #C46560 7.500% 1/01/31	706	819
Pool #C46810 7.500% 1/01/31	750	878
Pool #C47060 7.500% 1/01/31	1,883	2,201
Pool #C47063 7.500% 1/01/31	5,424	6,330
Pool #E00842 8.000% 3/01/15	31,197	32,792
Pool #E00843 8.000% 4/01/15	8,132	8,518
Pool #E00852 8.000% 5/01/15	10,451	11,022
Pool #E80782 8.000% 7/01/15	1,071	1,135
Pool #E80998 8.000% 7/01/15	7,473	7,855
Pool #E81091 8.000% 7/01/15	9,797	10,380
Pool #E81151 8.000% 8/01/15	12,129	12,852
Pool #555481 8.250% 5/01/17	9,735	10,656
Pool #G00653 8.500% 11/01/25	37,101	43,903
Pool #554904 9.000% 3/01/17	148	148
Federal Home Loan Mortgage Corp. TBA Pool #2499 3.500% 5/01/25 (c)	2,600,000	2,743,000

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #270 3.500% 12/01/41 (c)	$16,100,000	$16,943,993
Pool #2789 4.000% 6/01/40 (c)	38,000,000	40,392,814
Pool #6949 4.500% 5/01/39 (c)	7,600,000	8,132,000
Federal National Mortgage Association Pool #725692 2.300% 10/01/33	825,790	874,063
Pool #888586 2.369% 10/01/34	1,601,683	1,700,249
Pool #775539 2.662% 5/01/34	721,080	758,361
Pool #AO8629 3.500% 7/01/42	10,467,074	11,056,664
Pool #AP6609 3.500% 9/01/42	3,949,342	4,171,801
Pool #675713 5.000% 3/01/18	16,869	18,177
Pool #735925 5.000% 10/01/35	9,250,846	10,040,781
Pool #745275 5.000% 2/01/36	27,063,603	29,332,294
Pool #745515 5.000% 5/01/36	7,073,716	7,666,692
Pool #545636 6.500% 5/01/17	110,604	118,746
Pool #524355 7.000% 12/01/29	146	169
Pool #254379 7.000% 7/01/32	91,219	105,486
Pool #252717 7.500% 9/01/29	6,015	7,020
Pool #535996 7.500% 6/01/31	20,753	24,274
Pool #254009 7.500% 10/01/31	66,286	77,617
Pool #253394 8.000% 7/01/20	29,953	34,104
Pool #323992 8.000% 11/01/29	4,093	4,862
Pool #525725 8.000% 2/01/30	8,945	10,576
Pool #253266 8.000% 5/01/30	9,323	11,112
Pool #537433 8.000% 5/01/30	6,118	7,309
Pool #253347 8.000% 6/01/30	12,911	15,409
Pool #544976 8.000% 7/01/30	947	1,130
Pool #535428 8.000% 8/01/30	14,983	17,868

	Principal Amount	Value
Pool #543290 8.000% 9/01/30	$66	$79
Pool #547786 8.000% 9/01/30	2,828	3,348
Pool #550767 8.000% 9/01/30	8,674	10,289
Pool #553061 8.000% 9/01/30	14,794	17,604
Pool #253481 8.000% 10/01/30	11,010	13,142
Pool #535533 8.000% 10/01/30	11,548	13,768
Pool #560741 8.000% 11/01/30	3,176	3,798
Pool #253644 8.000% 2/01/31	6,294	7,517
Pool #581170 8.000% 5/01/31	1,719	2,044
Pool #583916 8.000% 5/01/31	5,265	6,304
Pool #593848 8.000% 7/01/31	1,073	1,284
Pool #190317 8.000% 8/01/31	69,439	82,775
Pool #545240 8.000% 9/01/31	7,531	8,987
Pool #541202 8.500% 8/01/26	79,254	93,043
Federal National Mortgage Association TBA Pool #299 2.500% 8/01/27 (c)	15,935,000	16,531,318
Pool #5650 3.000% 11/01/26 (c)	23,250,000	24,454,278
Pool #6985 3.000% 9/01/42 (c)	36,356,000	37,391,237
Pool #3649 3.500% 1/01/42 (c)	9,050,000	9,531,488
Pool #29986 5.000% 1/01/37 (c)	29,800,000	32,273,632
Pool #45487 5.500% 1/01/35 (c)	21,974,000	23,946,509
Pool #53246 6.000% 5/01/35 (c)	22,925,000	25,109,143
Government National Mortgage Association Pool #82488 3.000% 3/20/40	2,876,747	3,003,375
Pool #734716 4.500% 4/15/40	5,723,124	6,294,543
Pool #617994 4.500% 5/15/40	13,790	15,167
Pool #734672 4.500% 5/15/40	250,208	275,190

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #738019 4.500% 2/15/41	$5,773,297	$6,331,684
Pool #707760 4.500% 6/15/41	2,146,653	2,346,225
Pool #593946 5.000% 4/15/33	20,359	22,248
Pool #612902 5.000% 7/15/33	3,959	4,327
Pool #626512 5.000% 4/15/34	10,358	11,317
Pool #648526 5.000% 12/15/35	42,453	46,372
Pool #650254 5.000% 4/15/36	104,396	113,935
Pool #658256 5.000% 1/15/37	11,987	13,064
Pool #663769 5.000% 1/15/37	8,842	9,636
Pool #684647 5.000% 3/15/38	6,724	7,313
Pool #684733 5.000% 3/15/38	281,433	306,091
Pool #632260 5.000% 6/15/38	151,642	164,928
Pool #704182 5.000% 1/15/39	197,735	214,999
Pool #782562 5.000% 2/15/39	17,875,905	19,458,899
Pool #704584 5.000% 6/15/39	106,572	115,876
Pool #723436 5.000% 11/15/39	319,510	352,996
Pool #783065 5.000% 8/15/40	148,147	161,405
Pool #404246 6.500% 8/15/28	820	942
Pool #418295 6.500% 1/15/29	153	175
Pool #781038 6.500% 5/15/29	137,765	158,245
Pool #527586 6.500% 5/15/31	801	925
Pool #781468 6.500% 7/15/32	10,050	11,610
Pool #781496 6.500% 9/15/32	50,546	58,271
Pool #363066 7.000% 8/15/23	10,741	12,143
Pool #352049 7.000% 10/15/23	7,616	8,662
Pool #354674 7.000% 10/15/23	9,549	10,830
Pool #358555 7.000% 10/15/23	8,392	9,536

	Principal Amount	Value
Pool #345964 7.000% 11/15/23	$7,219	$8,187
Pool #380866 7.000% 3/15/24	1,592	1,805
Pool #781124 7.000% 12/15/29	16,198	18,834
Pool #781319 7.000% 7/15/31	332,202	387,440
Pool #565982 7.000% 7/15/32	16,631	19,448
Pool #581417 7.000% 7/15/32	100,703	117,581
Pool #588012 7.000% 7/15/32	40,786	47,476
Pool #591581 7.000% 8/15/32	11,514	13,464
Pool #190766 7.500% 1/15/17	20,443	22,126
Pool #187548 7.500% 4/15/17	6,373	6,916
Pool #203940 7.500% 4/15/17	28,209	30,656
Pool #181168 7.500% 5/15/17	16,842	18,420
Pool #201622 7.500% 5/15/17	17,399	19,029
Pool #210627 7.500% 5/15/17	4,716	5,138
Pool #192796 7.500% 6/15/17	4,322	4,709
Pool #357262 7.500% 9/15/23	5,541	6,374
Pool #441009 8.000% 11/15/26	1,285	1,508
Pool #522777 8.000% 12/15/29	6,886	8,152
Pool #434719 8.000% 2/15/30	176	209
Pool #523043 8.000% 3/15/30	357	423
Pool #529134 8.000% 3/15/30	2,001	2,375
Pool #477036 8.000% 4/15/30	803	953
Pool #503157 8.000% 4/15/30	29,830	35,200
Pool #528714 8.000% 4/15/30	2,110	2,505
Pool #544640 8.000% 11/15/30	35,967	42,743
Pool #531298 8.500% 8/15/30	2,975	3,537

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Government National Mortgage Association II FRN Pool #82462 3.500% 1/20/40	$2,586,482	$2,735,906
Government National Mortgage Association TBA Pool #82484 3.000% 9/01/42 (c)	7,500,000	7,838,086
Pool #304 3.500% 4/01/42 (c)	31,500,000	33,685,313
Pool #3236 4.000% 8/01/40 (c)	7,600,000	8,285,187
Pool #1235 4.000% 4/01/41 (c)	23,600,000	25,535,936
Pool #8299 4.500% 7/01/39 (c)	14,500,000	15,852,577
Pool #20274 6.000% 8/01/35 (c)	6,000,000	6,753,750

		510,408,271

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $510,691,451)		511,977,028

U.S. TREASURY OBLIGATIONS — 8.8%
U.S. Treasury Bonds & Notes — 8.8%
U.S. Treasury Bond (e) 2.750% 8/15/42	15,380,000	14,269,456
U.S. Treasury Bond 3.125% 11/15/41	7,570,000	7,615,686
U.S. Treasury Bond 3.500% 2/15/39	3,895,000	4,235,204
U.S. Treasury Bond (f) 4.500% 2/15/36	11,115,000	14,117,786
U.S. Treasury Note 0.250% 9/15/15	33,750,000	33,702,210
U.S. Treasury Note 0.625% 9/30/17	45,405,000	45,316,760
U.S. Treasury Note 1.625% 8/15/22	27,080,000	26,730,392
U.S. Treasury Note (e) 1.875% 9/30/17	400,000	421,477

		146,408,971

TOTAL U.S. TREASURY OBLIGATIONS (Cost $146,543,158)		146,408,971

TOTAL BONDS & NOTES (Cost $1,563,501,224)		1,616,440,211

TOTAL LONG-TERM INVESTMENTS (Cost $1,566,751,224)		1,619,843,611

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 23.3%
Commercial Paper — 23.3%
AGL Capital Corp. (a) 0.386% 5/20/13	$5,000,000	$4,997,256
AGL Capital Corp. (a) 0.406% 5/03/13	11,000,000	10,995,722
AGL Capital Corp. (a) 0.406% 5/13/13	3,000,000	2,998,500
AGL Capital Corp. (a) 0.406% 4/08/13	5,000,000	4,999,444
AGL Capital Corp. (a) 0.410% 5/28/13	5,000,000	4,996,583
AGL Capital Corp. (a) 0.426% 4/01/13	4,000,000	3,999,860
Aon Corp. (a) 0.350% 4/22/13	5,000,000	4,998,833
AT&T, Inc. (a) 0.518% 7/22/13	8,500,000	8,486,152
Bacardi USA, Inc. (a) 0.314% 4/17/13	7,500,000	7,498,773
Bemis Co., Inc. (a) 0.335% 4/15/13	14,500,000	14,497,740
Canadian Natural Resources Ltd. (a) 0.355% 4/23/13	2,000,000	1,999,514
CBS Corp. (a) 0.335% 4/26/13	10,000,000	9,997,433
CBS Corp. (a) 0.345% 4/12/13	13,105,000	13,103,267
Daimler Finance North America (a) 0.365% 5/06/13	12,500,000	12,495,250
Devon Energy Corp. (a) 0.406% 9/03/13	12,500,000	12,478,056
Devon Energy Corp. (a) 0.417% 8/26/13	7,500,000	7,487,187
DIRECTV Holdings LLC (a) 0.380% 5/22/13	10,000,000	9,994,300
Dominion Resources (a) 0.345% 4/08/13	2,500,000	2,499,764
Dominion Resources (a) 0.345% 4/09/13	2,500,000	2,499,740
Duke Energy Corp. (a) 0.406% 9/10/13	5,000,000	4,990,833
Elsevier Finance SA (a) 0.400% 5/29/13	5,000,000	4,996,611
Elsevier Finance SA (a) 0.400% 5/30/13	5,000,000	4,996,556
Enbridge Energy Partners (a) 0.355% 4/30/13	10,500,000	10,496,733
Enbridge Energy Partners (a) 0.370% 4/26/13	9,200,000	9,197,352
FMC Technologies, Inc. (a) 0.350% 4/23/13	13,700,000	13,696,670

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Glencore Funding LLC 0.569% 5/21/13	$11,000,000	$10,990,931
Holcim US Finance Sarl & Cie (a) 0.470% 6/24/13	7,500,000	7,491,481
Holcim US Finance Sarl & Cie (a) 0.490% 6/05/13	2,500,000	2,497,686
Johnson Controls, Inc. (a) 0.300% 4/03/13	5,000,000	4,999,792
Kroger Co. (a) 0.385% 4/09/13	12,500,000	12,498,549
Marriott International, Inc. (a) 0.304% 4/01/13	10,000,000	9,999,750
Marriott International, Inc. (a) 0.375% 5/14/13	5,000,000	4,997,636
Marriott International, Inc. (a) 0.380% 6/20/13	4,800,000	4,795,795
National Grid USA (a) 0.457% 5/07/13	10,000,000	9,995,125
NextEra Energy Capital Holdings, Inc. (a) 0.325% 4/29/13	4,000,000	3,998,898
NextEra Energy Capital Holdings, Inc. (a) 0.345% 4/16/13	14,900,000	14,897,467
NextEra Energy Capital Holdings, Inc. (a) 0.345% 4/19/13	12,000,000	11,997,620
OGE Energy Corp. (a) 0.325% 4/02/13	6,000,000	5,999,787
ONEOK, Inc. (a) 0.460% 4/15/13	3,000,000	2,999,348
Pall Corp. (a) 0.335% 4/15/13	4,500,000	4,499,299
Pentair Finance (a) 0.355% 4/16/13	9,800,000	9,798,285
Sempra Energy Holding (a) 0.355% 4/02/13	6,000,000	5,999,767
Sempra Energy Holding (a) 0.355% 4/05/13	8,600,000	8,599,415
Sempra Energy Holding (a) 0.630% 4/18/13	5,000,000	4,998,250
Spectra Energy Capita (a) 0.365% 4/04/13	2,750,000	2,749,835
Spectra Energy Capita (a) 0.365% 4/04/13	7,000,000	6,999,568
Tesco Treasury Services PLC (a) 0.400% 8/22/13	5,000,000	4,991,889
TransCanada PipeLines, Ltd. (a) 0.375% 5/10/13	11,000,000	10,995,252
United Healthcare Co. (a) 0.360% 6/24/13	9,700,000	9,691,561
Vodafone Group PLC (a) 0.570% 10/22/13	5,500,000	5,481,974

	Principal Amount	Value
Volvo Group Treasury (a) 0.406% 4/16/13	$4,000,000	$3,999,200
Volvo Group Treasury (a) 0.406% 4/23/13	8,350,000	8,347,681
Volvo Group Treasury (a) 0.450% 4/16/13	4,500,000	4,498,988

		389,208,958

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/13	434,446	434,446

TOTAL SHORT-TERM INVESTMENTS (Cost $389,643,404)		389,643,404

TOTAL INVESTMENTS — 120.4% (Cost $1,956,394,628) (g)		2,009,487,015

Other Assets/(Liabilities) — (20.4)%		(340,780,466)

NET ASSETS — 100.0%		$1,668,706,549

Notes to Portfolio of Investments

ABS	Asset-Backed Security
BAB	Build America Bonds
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, these securities amounted to a value of $579,039,968 or 34.70% of net assets.
(b)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At March 31, 2013, these securities amounted to a value of $101,738 or 0.01% of net assets.
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(d)	Restricted security. Certain securities are restricted as to resale. At March 31, 2013, these securities amounted to a value of $4,780,500 or 0.29% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(e)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(f)	All or a portion of this security is held as collateral for open swap agreements. (Note 2).
(g)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.4%

COMMON STOCK — 0.1%
Basic Materials — 0.1%
Forest Products & Paper — 0.1%
The Newark Group, Inc. (a) (b)	26,904	$51,884

TOTAL COMMON STOCK (Cost $165,688)		51,884

PREFERRED STOCK — 0.3%
Insurance — 0.3%
The Allstate Corp. 5.100%	10,000	261,800

TOTAL PREFERRED STOCK (Cost $250,000)		261,800

TOTAL EQUITIES (Cost $415,688)		313,684

	Principal Amount
BONDS & NOTES — 96.1%

CORPORATE DEBT — 47.7%
Advertising — 0.2%
Omnicom Group, Inc. 3.625% 5/01/22	$150,000	153,331

Aerospace & Defense — 0.5%
BE Aerospace, Inc. 6.875% 10/01/20	125,000	138,281
Goodrich Corp. 6.125% 3/01/19	160,000	200,114
United Technologies Corp. 6.125% 7/15/38	105,000	136,683

		475,078

Agriculture — 0.4%
Altria Group, Inc. 2.850% 8/09/22	110,000	108,140
Altria Group, Inc. 4.250% 8/09/42	50,000	47,118
Bunge Ltd. Finance Corp. 3.200% 6/15/17	200,000	206,878

		362,136

Auto Manufacturers — 0.1%
Ford Motor Co. 6.500% 8/01/18	100,000	117,621

Auto Parts & Equipment — 0.1%
Affinia Group, Inc. 9.000% 11/30/14	90,000	90,226

	Principal Amount	Value
Automotive & Parts — 1.0%
Cooper Tire & Rubber Co. 8.000% 12/15/19	$280,000	$322,700
International Automotive Components Group SA (c) 9.125% 6/01/18	9,000	8,910
Meritor, Inc., Convertible (c) 7.875% 3/01/26	115,000	116,653
Titan International, Inc. 7.875% 10/01/17	163,000	175,429
Tomkins LLC/Tomkins, Inc. 9.000% 10/01/18	98,000	109,147
UCI International, Inc. 8.625% 2/15/19	115,000	119,025
Visteon Corp 6.750% 4/15/19	131,000	140,170

		992,034

Banks — 2.2%
Associated Banc-Corp. 1.875% 3/12/14	60,000	60,265
Bank of America Corp. 3.625% 3/17/16	165,000	175,030
Bank of America Corp. 5.875% 2/07/42	55,000	65,342
Bank of America Corp. 6.000% 9/01/17	115,000	133,509
Bank of America Corp. Series L 5.650% 5/01/18	30,000	34,704
Credit Suisse AG 5.400% 1/14/20	130,000	145,712
Discover Bank 2.000% 2/21/18	110,000	110,331
Export-Import Bank of Korea 1.750% 2/27/18	35,000	34,894
First Horizon National Corp. 5.375% 12/15/15	10,000	10,878
FirstMerit Corp. 4.350% 2/04/23	35,000	36,278
HSBC Holdings PLC 6.500% 9/15/37	125,000	153,110
ICICI Bank Ltd. (c) 4.750% 11/25/16	275,000	294,374
ICICI Bank Ltd. (c) 5.500% 3/25/15	475,000	504,544
PNC Funding Corp. 4.375% 8/11/20	105,000	118,609
UBS AG 5.750% 4/25/18	100,000	118,466
Wells Fargo & Co. 3.450% 2/13/23	145,000	145,974

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wells Fargo & Co. 4.600% 4/01/21	$25,000	$28,551

		2,170,571

Beverages — 0.1%
Molson Coors Brewing Co. 5.000% 5/01/42	65,000	68,819

Biotechnology — 0.2%
Amgen, Inc. 5.150% 11/15/41	175,000	187,779

Building Materials — 0.1%
CRH America, Inc. 8.125% 7/15/18	95,000	118,066

Chemicals — 1.9%
Ashland, Inc. (c) 3.875% 4/15/18	210,000	212,625
Cytec Industries, Inc. 3.500% 4/01/23	30,000	30,076
Cytec Industries, Inc. 8.950% 7/01/17	175,000	217,339
The Dow Chemical Co. 3.000% 11/15/22	125,000	122,850
The Dow Chemical Co. 8.550% 5/15/19	100,000	134,417
Incitec Pivot Ltd. (c) 4.000% 12/07/15	475,000	497,496
Methanex Corp. 5.250% 3/01/22	40,000	44,608
Nexeo Solutions LLC/Nexeo Solutions Finance Corp. 8.375% 3/01/18	50,000	48,750
RPM International, Inc. 6.125% 10/15/19	50,000	58,705
Tronox Finance LLC (c) 6.375% 8/15/20	340,000	329,800
Valspar Corp. 7.250% 6/15/19	150,000	185,765

		1,882,431

Commercial Services — 0.4%
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	285,000	302,456
ERAC USA Finance LLC (c) 3.300% 10/15/22	75,000	75,556
ERAC USA Finance LLC (c) 7.000% 10/15/37	50,000	63,793

		441,805

Computers — 0.2%
Hewlett-Packard Co. 2.125% 9/13/15	90,000	91,245
Hewlett-Packard Co. 2.200% 12/01/15	125,000	127,451

		218,696

	Principal Amount	Value
Cosmetics & Personal Care — 0.1%
Avon Products, Inc. 5.000% 3/15/23	$65,000	$66,695

Distribution & Wholesale — 0.1%
Arrow Electronics, Inc. 3.000% 3/01/18	45,000	45,399
Arrow Electronics, Inc. 4.500% 3/01/23	45,000	45,389

		90,788

Diversified Financial — 4.1%
American Express Co. 8.125% 5/20/19	100,000	134,518
BlackRock, Inc. 5.000% 12/10/19	110,000	130,516
Citigroup, Inc. 4.750% 5/19/15	15,000	16,090
Citigroup, Inc. 5.875% 5/29/37	60,000	70,985
Citigroup, Inc. 5.875% 1/30/42	75,000	89,636
Citigroup, Inc. 6.125% 11/21/17	45,000	53,207
Citigroup, Inc. 8.500% 5/22/19	76,000	101,251
Eaton Vance Corp. 6.500% 10/02/17	130,000	156,126
Ford Motor Credit Co. 12.000% 5/15/15	150,000	181,222
Ford Motor Credit Co. LLC 3.000% 6/12/17	200,000	205,116
General Electric Capital Corp. 5.625% 5/01/18	170,000	201,190
The Goldman Sachs Group, Inc. 1.600% 11/23/15	130,000	131,190
The Goldman Sachs Group, Inc. 3.625% 2/07/16	170,000	180,539
The Goldman Sachs Group, Inc. 5.750% 1/24/22	175,000	203,477
The Goldman Sachs Group, Inc. 6.250% 2/01/41	35,000	41,592
The Goldman Sachs Group, Inc. 6.345% 2/15/34	40,000	41,675
The Goldman Sachs Group, Inc. 6.750% 10/01/37	40,000	44,824
Hyundai Capital America (c) 1.625% 10/02/15	80,000	80,546
International Lease Finance Corp. 5.875% 4/01/19	200,000	216,031
Janus Capital Group, Inc. 6.700% 6/15/17	525,000	600,977
JP Morgan Chase & Co. 4.350% 8/15/21	145,000	159,960

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
JP Morgan Chase & Co. 4.500% 1/24/22	$175,000	$191,786
Lazard Group LLC 6.850% 6/15/17	135,000	155,215
Merrill Lynch & Co., Inc. 7.750% 5/14/38	125,000	166,598
Morgan Stanley 3.800% 4/29/16	200,000	212,185
Morgan Stanley 4.000% 7/24/15	150,000	158,313
Morgan Stanley 5.750% 1/25/21	60,000	69,335

		3,994,100

Electric — 2.6%
Ameren Corp. 8.875% 5/15/14	170,000	183,557
Elwood Energy LLC 8.159% 7/05/26	297,180	309,068
Florida Power & Light Co. 4.950% 6/01/35	65,000	74,746
Georgia Power Co. 4.300% 3/15/42	63,000	63,207
Kiowa Power Partners LLC (c) 4.811% 12/30/13	28,779	29,001
LG&E and KU Energy LLC 4.375% 10/01/21	250,000	273,468
MidAmerican Energy Holdings Co. 5.950% 5/15/37	120,000	147,878
National Fuel Gas Co. 3.750% 3/01/23	55,000	55,762
NiSource Finance Corp. 5.800% 2/01/42	150,000	168,063
NRG Energy, Inc. 8.500% 6/15/19	250,000	274,375
Pacific Gas & Electric Co. 5.800% 3/01/37	160,000	195,080
PPL Capital Funding, Inc. 3.500% 12/01/22	75,000	75,554
Southern California Edison Co. 5.950% 2/01/38	60,000	77,630
Tenaska Oklahoma I LP (c) 6.528% 12/30/14	74,047	75,678
Tri-State Generation & Transmission Association, Series 2003, Class A (c) 6.040% 1/31/18	66,572	73,186
Tri-State Generation & Transmission Association, Series 2003, Class B (c) 7.144% 7/31/33	185,000	243,802
Virginia Electric and Power Co. 6.350% 11/30/37	200,000	270,158

		2,590,213

	Principal Amount	Value
Electrical Components & Equipment — 0.3%
Anixter, Inc. 5.950% 3/01/15	$10,000	$10,625
Legrand France SA 8.500% 2/15/25	250,000	332,141

		342,766

Electronics — 0.2%
Avnet, Inc. 4.875% 12/01/22	103,000	106,819
PerkinElmer, Inc. 5.000% 11/15/21	125,000	137,461

		244,280

Entertainment — 0.1%
Speedway Motorsports, Inc. 8.750% 6/01/16	50,000	52,750

Foods — 0.8%
ConAgra Foods, Inc. (c) 4.950% 8/15/20	275,000	314,904
ConAgra Foods, Inc. (c) 6.625% 8/15/39	30,000	37,454
ConAgra Foods, Inc. 7.000% 4/15/19	165,000	206,499
Tyson Foods, Inc. 4.500% 6/15/22	150,000	163,219
Tyson Foods, Inc. 6.600% 4/01/16	95,000	108,822

		830,898

Forest Products & Paper — 0.6%
Celulosa Arauco y Constitucion SA 4.750% 1/11/22	200,000	208,005
International Paper Co. 4.750% 2/15/22	75,000	84,422
International Paper Co. 9.375% 5/15/19	110,000	151,175
Plum Creek Timberlands LP 3.250% 3/15/23	105,000	103,339

		546,941

Hand & Machine Tools — 0.4%
Kennametal, Inc. 2.650% 11/01/19	50,000	49,984
Thermadyne Holdings Corp. 9.000% 12/15/17	280,000	305,200

		355,184

Health Care – Products — 0.9%
Alere, Inc. 9.000% 5/15/16	590,000	620,237
Boston Scientific Corp. 7.375% 1/15/40	120,000	161,362
Teleflex, Inc. 6.875% 6/01/19	90,000	97,425

		879,024

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Health Care – Services — 0.7%
HCA Holdings, Inc. 7.750% 5/15/21	$140,000	$156,013
Kaiser Foundation Hospitals 3.500% 4/01/22	65,000	68,231
UnitedHealth Group, Inc. 3.950% 10/15/42	85,000	80,050
UnitedHealth Group, Inc. 6.875% 2/15/38	75,000	100,936
WellPoint, Inc., Convertible (c) 2.750% 10/15/42	100,000	109,250
WellPoint, Inc. 4.350% 8/15/20	130,000	144,615

		659,095

Home Furnishing — 0.1%
Whirlpool Corp. 3.700% 3/01/23	50,000	50,960
Whirlpool Corp. 5.150% 3/01/43	20,000	20,213

		71,173

Housewares — 0.3%
Newell Rubbermaid, Inc. 2.050% 12/01/17	100,000	100,554
Toro Co. 7.800% 6/15/27	170,000	201,491

		302,045

Insurance — 1.6%
Aflac, Inc. 8.500% 5/15/19	150,000	202,725
The Allstate Corp. 5.550% 5/09/35	50,000	60,060
The Allstate Corp. 7.450% 5/16/19	60,000	78,886
The Hartford Financial Services Group, Inc. 4.000% 3/30/15	390,000	412,172
ING US, Inc. (c) 5.500% 7/15/22	100,000	110,639
Marsh & McLennan Cos., Inc. 5.875% 8/01/33	150,000	176,609
Prudential Financial, Inc. VRN 5.200% 3/15/44	135,000	135,338
Prudential Financial, Inc. VRN 5.625% 6/15/43	117,000	121,095
Prudential Financial, Inc. 6.200% 11/15/40	125,000	151,175
Reinsurance Group of America, Inc. 5.000% 6/01/21	95,000	105,900

		1,554,599

Internet — 0.4%
Expedia, Inc. 7.456% 8/15/18	300,000	358,483

	Principal Amount	Value
Investment Companies — 0.6%
PBF Holding Co. LLC/PBF Finance Corp. (c) 8.250% 2/15/20	$555,000	$610,500

Iron & Steel — 1.7%
AK Steel Corp., Convertible 5.000% 11/15/19	192,000	179,640
Allegheny Technologies, Inc. 5.950% 1/15/21	143,000	159,871
Allegheny Technologies, Inc. 9.375% 6/01/19	105,000	135,174
ArcelorMittal 9.500% 2/15/15	425,000	480,250
Reliance Steel & Aluminum Co. 6.200% 11/15/16	395,000	440,383
Reliance Steel & Aluminum Co. 6.850% 11/15/36	269,000	292,979

		1,688,297

Leisure Time — 0.1%
Carnival Corp. 1.875% 12/15/17	75,000	75,235

Lodging — 0.4%
Hyatt Hotels Corp. (c) 5.750% 8/15/15	45,000	48,885
Starwood Hotels & Resorts Worldwide, Inc. 6.750% 5/15/18	145,000	176,013
Wyndham Worldwide Corp. 2.500% 3/01/18	85,000	85,481
Wyndham Worldwide Corp. 2.950% 3/01/17	60,000	61,744
Wyndham Worldwide Corp. 6.000% 12/01/16	2,000	2,281

		374,404

Machinery – Diversified — 1.0%
Briggs & Stratton Corp. 6.875% 12/15/20	340,000	380,800
The Manitowoc Co., Inc. 8.500% 11/01/20	175,000	197,750
Roper Industries, Inc. 3.125% 11/15/22	100,000	100,372
Xylem, Inc. 3.550% 9/20/16	200,000	213,271
Xylem, Inc. 4.875% 10/01/21	100,000	112,936

		1,005,129

Manufacturing — 0.8%
Bombardier, Inc. Series A (c) 7.750% 3/15/20	70,000	80,500
Carlisle Cos., Inc. 3.750% 11/15/22	85,000	85,004

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Griffon Corp. 7.125% 4/01/18	$180,000	$194,400
Harsco Corp 2.700% 10/15/15	120,000	121,127
Polypore International, Inc. 7.500% 11/15/17	285,000	305,663

		786,694

Media — 1.4%
CBS Corp. 7.875% 7/30/30	100,000	132,214
Globo Comunicacao e Participacoes SA (c) 4.875% 4/11/22	200,000	216,100
News America, Inc. 6.900% 8/15/39	125,000	159,137
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. 8.875% 4/15/17	125,000	137,500
Sinclair Television Group, Inc. (c) 9.250% 11/01/17	425,000	460,594
Univision Communications, Inc. (c) 7.875% 11/01/20	250,000	275,000

		1,380,545

Metal Fabricate & Hardware — 0.8%
Ardagh Packaging Finance PLC (c) 7.375% 10/15/17	250,000	273,750
Mueller Water Products, Inc. 8.750% 9/01/20	196,000	222,950
The Timken Co. 6.000% 9/15/14	275,000	292,575

		789,275

Mining — 1.4%
AngloGold Ashanti Holdings PLC 5.125% 8/01/22	69,000	69,945
Detour Gold Corp., Convertible 5.500% 11/30/17	105,000	107,100
FMG Resources Property Ltd. (c) 6.875% 4/01/22	250,000	261,875
FMG Resources Property Ltd. (c) 7.000% 11/01/15	215,000	225,212
Freeport-McMoRan Copper & Gold, Inc. (c) 2.375% 3/15/18	45,000	45,188
Freeport-McMoRan Copper & Gold, Inc. (c) 3.875% 3/15/23	75,000	75,217
Freeport-McMoRan Copper & Gold, Inc. (c) 5.450% 3/15/43	70,000	69,181
Newcrest Finance Property Ltd. (c) 4.450% 11/15/21	200,000	210,838

	Principal Amount	Value
Vale Overseas Ltd. 6.250% 1/23/17	$215,000	$245,303
Vale Overseas Ltd. 6.875% 11/10/39	85,000	96,926

		1,406,785

Office Equipment/Supplies — 0.1%
Pitney Bowes Inc, Series MTN 4.750% 1/15/16	50,000	52,558

Oil & Gas — 5.5%
Alta Mesa Holdings/Alta Mesa Finance Services Corp. 9.625% 10/15/18	655,000	691,025
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.375% 5/01/19	120,000	134,400
Chesapeake Energy Corp., Convertible 2.250% 12/15/38	80,000	71,000
Chesapeake Energy Corp., Convertible 2.500% 5/15/37	780,000	747,337
MEG Energy Corp. (c) 6.500% 3/15/21	150,000	159,750
Pemex Project Funding Master Trust 6.625% 6/15/38	51,000	60,945
Petrobras International Finance Co. 3.875% 1/27/16	220,000	230,227
Petrobras International Finance Co. 6.750% 1/27/41	115,000	129,984
Petroleos Mexicanos 5.500% 1/21/21	375,000	430,313
Phillips 66 4.300% 4/01/22	75,000	82,332
Phillips 66 5.875% 5/01/42	75,000	88,091
Precision Drilling Corp. 6.625% 11/15/20	85,000	90,738
Rosneft Oil Co. via Rosneft International Finance Ltd. (c) 3.149% 3/06/17	1,000,000	1,005,000
Rowan Cos., Inc. 4.875% 6/01/22	175,000	190,224
Rowan Cos., Inc. 5.000% 9/01/17	185,000	206,205
Rowan Cos., Inc. 5.400% 12/01/42	95,000	94,854
Shell International Finance BV 5.500% 3/25/40	110,000	137,057
SM Energy Co. 6.625% 2/15/19	100,000	107,250
Talisman Energy, Inc. 5.500% 5/15/42	100,000	104,008
Transocean, Inc. 4.950% 11/15/15	190,000	205,577

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Transocean, Inc. 5.050% 12/15/16	$150,000	$166,665
Venoco, Inc. 8.875% 2/15/19	330,000	320,100

		5,453,082

Oil & Gas Services — 0.2%
Weatherford International Ltd. 4.500% 4/15/22	100,000	103,010
Weatherford International Ltd. 5.950% 4/15/42	75,000	77,304
Weatherford International Ltd. 6.000% 3/15/18	25,000	28,518

		208,832

Packaging & Containers — 0.1%
Brambles USA Inc., Series A (c) 5.350% 4/01/20	35,000	39,312
Sonoco Products Co. 4.375% 11/01/21	100,000	108,463

		147,775

Pharmaceuticals — 1.3%
AbbVie, Inc. (c) 4.400% 11/06/42	50,000	50,412
Mylan, Inc. (c) 7.625% 7/15/17	80,000	88,932
Mylan, Inc. (c) 7.875% 7/15/20	250,000	291,729
Valeant Pharmaceuticals International (c) 6.750% 10/01/17	100,000	107,375
Valeant Pharmaceuticals International (c) 6.875% 12/01/18	135,000	145,041
Valeant Pharmaceuticals International (c) 7.000% 10/01/20	200,000	215,500
Warner Chilcott Corp. LLC 7.750% 9/15/18	350,000	374,062
Zoetis, Inc. (c) 3.250% 2/01/23	35,000	35,493

		1,308,544

Pipelines — 1.5%
CenterPoint Energy Resources Corp. 4.500% 1/15/21	175,000	198,828
CenterPoint Energy Resources Corp. 5.850% 1/15/41	150,000	188,047
DCP Midstream Operating LLC 3.875% 3/15/23	15,000	15,081
Energy Transfer Equity LP 7.500% 10/15/20	100,000	115,250
Enogex LLC (c) 6.875% 7/15/14	305,000	321,153
Enterprise Products Operating LP 5.950% 2/01/41	135,000	156,397
Kern River Funding Corp. (c) 4.893% 4/30/18	81,309	88,845

	Principal Amount	Value
Kinder Morgan Energy Partners LP 6.000% 2/01/17	$110,000	$127,876
Kinder Morgan Energy Partners LP 6.500% 2/01/37	85,000	101,961
Kinder Morgan Energy Partners LP 6.950% 1/15/38	15,000	18,828
ONEOK Partners LP 6.125% 2/01/41	100,000	116,297
The Williams Cos., Inc. 3.700% 1/15/23	45,000	44,672

		1,493,235

Real Estate — 0.2%
AMB Property LP 4.500% 8/15/17	225,000	247,364

Real Estate Investment Trusts (REITS) — 1.6%
Brandywine Operating Partners LP 4.950% 4/15/18	300,000	330,749
BRE Properties, Inc. 3.375% 1/15/23	120,000	119,165
DDR Corp 9.625% 3/15/16	95,000	115,789
DDR Corp. 4.625% 7/15/22	200,000	216,344
DDR Corp. 4.750% 4/15/18	275,000	304,023
Duke Realty LP 3.625% 4/15/23	65,000	65,084
Duke Realty LP 8.250% 8/15/19	125,000	161,886
HCP, Inc. 2.625% 2/01/20	95,000	95,607
Liberty Property LP 3.375% 6/15/23	50,000	49,640
Weingarten Realty Investors 3.500% 4/15/23	95,000	94,528

		1,552,815

Retail — 1.1%
CVS Caremark Corp. 6.125% 9/15/39	25,000	30,887
CVS Pass-Through Trust (c) 5.926% 1/10/34	243,311	287,573
CVS Pass-Through Trust (c) 7.507% 1/10/32	18,727	24,275
The Home Depot, Inc. 5.950% 4/01/41	100,000	127,095
Macy’s Retail Holdings, Inc. 7.450% 7/15/17	50,000	61,466
O’Reilly Automotive, Inc. 4.875% 1/14/21	225,000	249,580
Wal-Mart Stores, Inc. 5.625% 4/01/40	205,000	255,366

		1,036,242

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Savings & Loans — 0.4%
Education Loan Co. Trust I (c) 0.008% 8/01/41	$200,000	$165,409
First Niagara Financial Group, Inc. 7.250% 12/15/21	150,000	182,686
Washington Mutual Bank (d) 5.650% 8/15/14	1,225,000	123

		348,218

Semiconductors — 0.4%
Intel Corp., Convertible 2.950% 12/15/35	125,000	132,656
Micron Technology, Inc., Convertible (c) 3.125% 5/01/32	225,000	280,688

		413,344

Software — 0.4%
CA, Inc. 5.375% 12/01/19	105,000	118,834
Fidelity National Information Services, Inc. 5.000% 3/15/22	125,000	132,656
First Data Corp. 9.875% 9/24/15	35,000	36,050
Oracle Corp. 2.500% 10/15/22	90,000	88,354

		375,894

Storage & Warehousing — 0.6%
Niska Gas Storage US LLC/Niska Gas Storage Canada LLC 8.875% 3/15/18	600,000	625,500

Telecommunications — 2.8%
AT&T, Inc. 6.550% 2/15/39	175,000	216,176
CenturyLink, Inc. 6.150% 9/15/19	195,000	206,700
CenturyLink, Inc. 7.650% 3/15/42	150,000	144,938
Embarq Corp. 7.082% 6/01/16	210,000	240,413
Embarq Corp. 7.995% 6/01/36	45,000	47,372
Motorola Solutions, Inc. 3.500% 3/01/23	90,000	90,531
Sprint Capital Corp. 6.900% 5/01/19	100,000	109,750
Sprint Nextel Corp. 11.500% 11/15/21	200,000	280,000
Telecom Italia Capital 4.950% 9/30/14	30,000	31,071
Telecom Italia Capital 5.250% 10/01/15	225,000	237,379

	Principal Amount	Value
Telecom Italia Capital 6.000% 9/30/34	$80,000	$74,269
Telecom Italia Capital 6.175% 6/18/14	170,000	177,849
Telefonaktiebolaget LM Ericsson 4.125% 5/15/22	225,000	233,944
Telefonica Emisiones SAU 3.992% 2/16/16	275,000	286,643
WCP Wireless Site Funding (c) 4.141% 11/15/15	126,252	131,186
Windstream Corp. 7.750% 10/01/21	190,000	207,100

		2,715,321

Transportation — 1.7%
Asciano Finance (c) 3.125% 9/23/15	70,000	72,119
Asciano Finance (c) 5.000% 4/07/18	345,000	378,479
Burlington Northern Santa Fe LLC 6.750% 3/15/29	160,000	197,953
CHC Helicopter SA 9.250% 10/15/20	800,000	850,500
Con-way, Inc. 7.250% 1/15/18	30,000	35,340
Norfolk Southern Corp. 6.000% 5/23/2111	125,000	152,810

		1,687,201

Trucking & Leasing — 0.9%
GATX Corp. 2.375% 7/30/18	65,000	65,743
GATX Corp. 3.500% 7/15/16	90,000	95,316
GATX Corp. 4.750% 5/15/15	115,000	122,023
GATX Corp. 4.750% 6/15/22	125,000	132,555
Penske Truck Leasing Co. LP/PTL Finance Corp. (c) 2.500% 3/15/16	240,000	245,822
Penske Truck Leasing Co. LP/PTL Finance Corp. (c) 3.125% 5/11/15	200,000	206,937

		868,396

TOTAL CORPORATE DEBT (Cost $44,605,731)		46,868,812

MUNICIPAL OBLIGATIONS — 0.4%
State of California 5.950% 4/01/16	225,000	257,704

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
State of California BAB 7.550% 4/01/39	$125,000	$180,459

		438,163

TOTAL MUNICIPAL OBLIGATIONS (Cost $352,859)		438,163

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 12.1%
Auto Floor Plan ABS — 0.2%
Capital Automotive REIT, Series 2010-1A, Class A (c) 5.730% 12/15/38	217,939	233,403

Automobile ABS — 0.1%
California Republic Auto Receivables Trust, Series 2012-1, Class A (c) 1.180% 8/15/17	149,627	149,461

Commercial MBS — 3.6%
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/45	40,631	41,425
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/50	635,000	740,832
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	155,000	181,262
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	305,000	340,108
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	110,000	121,394
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	137,610	139,284
STRIPs Ltd., Series 2012-1A, Class A (c) 1.500% 12/25/44	172,331	170,319
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ VRN 5.538% 8/15/39	100,000	109,292
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM VRN 5.466% 1/15/45	150,000	166,593
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	535,000	611,091
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4 VRN 5.925% 2/15/51	100,000	115,107

	Principal Amount	Value
Wells Fargo Reremic Trust, Series 2012-IO, Class A (c) 1.750% 8/20/21	$205,311	$205,504
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class AS 3.660% 8/15/45	50,000	52,812
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B 4.311% 8/15/45	110,000	118,294
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class C VRN 4.880% 8/15/45	100,000	107,455
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class C VRN (c) 5.636% 11/15/44	170,000	193,874
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class D VRN (c) 5.636% 11/15/44	115,000	124,088

		3,538,734

Home Equity ABS — 2.1%
Aames Mortgage Investment Trust, Series 2004-1, Class M5 FRN 1.929% 1/25/35	200,000	181,563
Asset-Backed Securities Corporation Home Equity, Series 2005-HE3, Class M3 FRN 0.909% 4/25/35	247,000	233,973
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2 FRN 0.304% 5/25/36	520	520
Carrington Mortgage Loan Trust, Series 2006-FRE1, Class A2 FRN 0.314% 7/25/36	85,230	83,907
Citigroup Mortgage Loan Trust, Inc., Series 2005-WF2, Class MV1 FRN 0.849% 8/25/35	75,000	72,529
Countrywide Asset-Backed Certificates, Series 2006-BC1, Class 2A2 FRN 0.384% 4/25/36	12,159	12,130
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.434% 9/25/34	54,573	54,399
Countrywide Partnership Trust, Series 2004-EC1, Class M1 FRN 1.104% 2/25/35	193,391	152,750
First Frankin Mortgage Loan Trust, Series 2005-FF7, Class M1 FRN 0.654% 7/25/35	180,000	170,520
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.444% 1/25/36	152,133	147,531

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2 FRN 0.999% 2/25/35	$300,000	$279,782
MASTR Asset-Backed Securities Trust, Series 2005-WMC1, Class M3 FRN 0.924% 3/25/35	225,000	207,773
Merrill Lynch Mortgage Investors, Inc., Series 2005-WMC2, Class M3 FRN 0.909% 4/25/36	200,000	188,754
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (c) 0.938% 6/28/35	159,405	150,177
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M2 FRN (c) 0.968% 6/28/35	220,000	179,397
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 7.200% 10/25/28	106	113

		2,115,818

Other ABS — 2.5%
ARL First LLC, Series 2012-1A, Class A2 (c) 3.810% 12/15/42	100,000	104,719
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (c) (e) 4.474% 3/20/43	95,000	95,001
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (c) 5.216% 1/25/42	172,375	195,486
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2 (c) 4.212% 10/15/42	232,735	242,026
Global SC Finance II SRL, Series 2012-1A, Class A (c) 4.110% 7/19/27	233,333	241,893
HFG Healthco-4 LLC, Series 2011-1A, Class A FRN (c) 2.453% 6/02/17	250,000	254,770
Icon Brands Holdings LLC, Series 2012-1A, Class A (c) 4.229% 1/25/43	50,000	52,730
Newport Waves CDO (Acquired 3/30/07, Cost $1,173,637), Series 2007-1A, Class A3LS FRN (c) (f) 0.880% 6/20/14	1,175,000	1,123,418
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (c) 2.840% 11/20/28	56,446	57,660
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (c) 4.370% 7/15/41	80,018	86,720

		2,454,423

	Principal Amount	Value
Student Loans ABS — 1.9%
Access Group, Inc., Series 2003-1, Class A2 FRN 0.544% 12/27/16	$57,899	$57,726
Access Group, Inc., Series 2003-1, Class B FRN 1.702% 12/26/35	500,000	300,000
Access Group, Inc., Series 2002-1, Class A4 VRN 1.704% 9/01/37	315,000	273,918
Access Group, Inc., Delaware FRN 1.704% 9/01/37	150,000	87,000
Education Funding Capital Trust I, Series 2004-1, Class A4 FRN 1.702% 6/15/43	100,000	99,000
Education Funding Capital Trust I, Series 2004-1, Class A5 FRN 1.703% 6/15/43	150,000	145,557
Education Funding Capital Trust I, Series 2004-1, Class A6 FRN 1.704% 6/15/43	200,000	183,124
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.950% 6/15/43	50,000	38,779
GCO Education Loan Funding Trust, Series 2005-1, Class A6AR FRN 2.180% 3/25/42	250,000	220,555
KeyCorp Student Loan Trust, Series 2004-A, Class 2A2 FRN 0.601% 10/28/41	119,092	117,479
National Collegiate Student Loan Trust, Series 2006-3, Class A2 FRN 0.314% 3/25/26	36,448	36,280
SLM Student Loan Trust, Series 2003-2, Class A7 FRN 1.140% 9/15/28	100,000	100,000
SLM Student Loan Trust, Series 2003-5, Class A7 FRN 2.500% 6/17/30	50,000	50,000
SLM Student Loan Trust 2004-10, Series 2004-10, Class B FRN 0.671% 1/25/40	153,761	124,590

		1,834,008

WL Collateral CMO — 1.6%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 3.126% 8/25/34	115,870	110,830
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 FRN 2.905% 2/25/34	18,250	18,394
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 3.148% 9/25/33	9,551	8,372

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 FRN 2.717% 8/25/34	$15,068	$14,342
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.393% 1/19/38	620,657	490,316
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.314% 5/25/37	710,256	427,854
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A FRN 2.533% 8/25/34	59,798	49,370
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.454% 8/25/36	201,235	185,885
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA FRN 2.696% 7/25/33	3,144	3,206
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA FRN 2.898% 2/25/34	5,994	6,322
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.679% 2/25/34	257	265
Morgan Stanley Reremic Trust, Series 2011-IO, Class A (c) 2.500% 3/23/51	95,536	96,491
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A FRN 2.691% 3/25/34	34,442	34,438
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 1.576% 4/25/44	88,754	88,981

		1,535,066

WL Collateral PAC — 0.1%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.454% 11/25/37	42,433	41,585
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.923% 6/25/32	23,459	20,591

		62,176

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $11,868,783)		11,923,089

SOVEREIGN DEBT OBLIGATIONS — 0.8%
Brazilian Government International Bond 4.875% 1/22/21	100,000	116,000
Province of Quebec Canada 7.500% 9/15/29	125,000	186,541

	Principal Amount	Value
Republic of Brazil International Bond 5.625% 1/07/41	$235,000	$274,950
United Mexican States 5.125% 1/15/20	95,000	111,245
United Mexican States 6.750% 9/27/34	75,000	99,750

		788,486

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $698,624)		788,486

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 29.0%
Collateralized Mortgage Obligations — 0.1%
Federal Home Loan Mortgage Corp., Series 2178, Class PB 7.000% 8/15/29	34,844	40,378
U.S. Department of Veteran Affairs, Series 1992-1, Class 2Z 7.750% 5/15/22	19,256	22,034

		62,412

Pass-Through Securities — 28.9%
Federal Home Loan Mortgage Corp.
Pool #Q15841 3.000% 2/01/43	1,845,459	1,897,867
Pool #Q01704 4.500% 6/01/41	346,451	371,677
Pool #Q03086 4.500% 9/01/41	350,806	377,226
Pool #G11476 5.000% 11/01/18	93,032	100,002
Pool #B16010 5.000% 8/01/19	2,186	2,364
Pool #B17058 5.000% 9/01/19	5,361	5,762
Pool #B18677 5.000% 1/01/20	6,163	6,670
Pool #E89199 6.000% 4/01/17	4,750	5,111
Pool #G11431 6.000% 2/01/18	1,057	1,136
Pool #G01311 7.000% 9/01/31	3,181	3,754
Pool #C80207 7.500% 9/01/24	2,794	3,224
Pool #C00530 7.500% 7/01/27	2,480	2,878
Pool #C00563 7.500% 11/01/27	8,116	9,426
Pool #C00612 7.500% 4/01/28	519	603

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #C55867 7.500% 2/01/30	$9,563	$11,073
Federal Home Loan Mortgage Corp. TBA
Pool #2499 3.500% 5/01/25 (e)	185,000	195,175
Pool #2789 4.000% 6/01/40 (e)	1,860,000	1,977,122
Pool #6949 4.500% 5/01/39 (e)	432,000	462,240
Federal National Mortgage Association
Pool #725692 2.300% 10/01/33	214,852	227,411
Pool #888586 2.369% 10/01/34	484,935	514,777
Pool #AO8629 3.500% 7/01/42	741,032	782,773
Pool #AP6609 3.500% 9/01/42	279,917	295,684
Pool #735010 5.000% 11/01/19	335,889	363,343
Pool #735925 5.000% 10/01/35	503,530	546,526
Pool #745275 5.000% 2/01/36	1,521,909	1,649,488
Pool #745515 5.000% 5/01/36	386,153	418,524
Pool #253880 6.500% 7/01/16	2,903	3,092
Pool #575579 7.500% 4/01/31	11,910	13,924
Pool #535996 7.500% 6/01/31	2,871	3,358
Federal National Mortgage Association TBA
Pool #299 2.500% 8/01/27 (e)	920,000	954,428
Pool #5650 3.000% 11/01/26 (e)	1,410,000	1,483,034
Pool #6985 3.000% 9/01/42 (e)	2,170,000	2,232,068
Pool #3649 3.500% 1/01/42 (e)	340,000	358,089
Pool #29986 5.000% 1/01/37 (e)	1,770,000	1,916,924
Pool #45487 5.500% 1/01/35 (e)	1,114,000	1,213,999
Pool #53246 6.000% 5/01/35 (e)	1,305,000	1,429,332
Government National Mortgage Association
Pool #82488 3.000% 3/20/40	169,775	177,248

	Principal Amount	Value
Pool #782562 5.000% 2/15/39	$1,054,399	$1,147,771
Pool #782564 5.000% 2/15/39	65,498	71,360
Pool #579140 6.500% 1/15/32	3,307	3,817
Pool #587280 6.500% 9/15/32	2,642	3,050
Pool #550659 6.500% 9/15/35	134,547	155,229
Pool #538689 6.500% 12/15/35	44,520	51,252
Pool #780651 7.000% 10/15/27	3,375	3,895
Pool #462384 7.000% 11/15/27	2,277	2,626
Pool #482668 7.000% 8/15/28	2,261	2,616
Pool #506804 7.000% 5/15/29	9,057	10,475
Pool #506914 7.000% 5/15/29	35,167	40,630
Pool #581417 7.000% 7/15/32	6,127	7,154
Pool #591581 7.000% 8/15/32	989	1,156
Pool #423836 8.000% 8/15/26	1,587	1,860
Pool #444619 8.000% 3/15/27	11,560	13,603
Government National Mortgage Association II FRN Pool #82462 3.500% 1/20/40	145,308	153,703
Government National Mortgage Association TBA Pool #82484 3.000% 9/01/42 (e)	500,000	522,539
Pool #304 3.500% 4/01/42 (e)	1,800,000	1,924,875
Pool #3236 4.000% 8/01/40 (e)	500,000	545,078
Pool #1235 4.000% 3/01/41 (e)	1,400,000	1,514,844
Pool #8299 4.500% 7/01/39 (e)	1,560,000	1,705,519
Pool #20274 6.000% 8/01/35 (e)	500,000	562,812

		28,463,196

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $28,370,189)		28,525,608

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 6.1%
U.S. Treasury Bonds & Notes — 6.1%
U.S. Treasury Bond 2.750% 8/15/42	$1,670,000	$1,549,414
U.S. Treasury Bond (g) 3.125% 11/15/41	215,000	216,298
U.S. Treasury Bond 4.500% 2/15/36	880,000	1,117,737
U.S. Treasury Note 0.625% 9/30/17	2,350,000	2,345,433
U.S. Treasury Note 1.625% 8/15/22	830,000	819,285

		6,048,167

TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,028,304)		6,048,167

TOTAL BONDS & NOTES (Cost $91,924,490)		94,592,325

TOTAL LONG-TERM INVESTMENTS (Cost $92,340,178)		94,906,009

SHORT-TERM INVESTMENTS — 23.7%
Commercial Paper — 23.2%
AGL Capital Corp. (c) 0.335% 4/10/13	2,400,000	2,399,736
Avery Dennison Corp. (c) 0.270% 4/01/13	1,180,000	1,179,973
CBS Corp. (c) 0.335% 4/19/13	2,400,000	2,399,538
DCP Midstream LLC (c) 0.386% 4/02/13	2,400,000	2,399,899
Duke Energy Corp. (c) 0.360% 5/20/13	2,400,000	2,398,752
Enbridge Energy Partners LP (c) 0.335% 4/11/13	2,400,000	2,399,714
Marriott International, Inc. (c) 0.365% 5/28/13	2,400,000	2,398,560
Pentair Finance (c) 0.355% 4/04/13	2,400,000	2,399,860
Sempra Energy Holdings (c) 0.355% 4/01/13	2,400,000	2,399,930
Volvo Group Treasury NA (c) 0.400% 4/08/13	2,400,000	2,399,733

		22,775,695

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/13	4,341	4,341

	Principal Amount	Value
U.S. Treasury Bills — 0.5%
U.S. Treasury Bill 0.010% 5/30/13 (h)	$500,000	$499,919

TOTAL SHORT-TERM INVESTMENTS (Cost $23,279,955)		23,279,955

TOTAL INVESTMENTS — 120.2% (Cost $115,620,133) (i)		118,185,964

Other Assets/(Liabilities) — (20.2)%		(19,900,312)

NET ASSETS — 100.0%		$98,285,652

Notes to Portfolio of Investments

ABS	Asset-Backed Security
BAB	Build America Bonds
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2013, these securities amounted to a value of $51,884 or 0.05% of net assets.
(b)	Non-income producing security.
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, these securities amounted to a value of $37,104,913 or 37.75% of net assets.
(d)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At March 31, 2013, these securities amounted to a value of $123 or 0.00% of net assets.
(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(f)	Restricted security. Certain securities are restricted as to resale. At March 31, 2013, these securities amounted to a value of $1,123,418 or 1.14% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(g)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(h)	All or a portion of this security is held as collateral for open swap agreements. (Note 2).
(i)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.3%

COMMON STOCK — 0.3%
Basic Materials — 0.3%

Forest Products & Paper — 0.3%
The Newark Group, Inc. (a) (b)	329,969	$636,345

TOTAL COMMON STOCK (Cost $2,113,591)		636,345

TOTAL EQUITIES (Cost $2,113,591)		636,345

	Principal Amount

BONDS & NOTES — 96.9%

BANK LOANS — 5.0%
Chemicals — 0.7%
Jimmy Sanders, Inc., 2nd Lien Term Loan 11.500% 5/13/19	$1,739,659	1,651,233

Electronics — 1.4%
Kronos, Inc., 2nd Lien Term Loan 9.750% 4/30/20	661,249	689,352
RP Crown Parent, LLC, 1st Lien Term Loan 6.750% 12/21/18	1,246,875	1,270,254
Wall Street Systems, Inc., New 2nd Lien Term Loan 9.250% 4/24/20	1,275,537	1,281,914

		3,241,520

Health Care – Products — 0.3%
Connolly Holdings, Inc., 2nd Lien Term Loan 10.500% 7/15/19	673,421	687,731

Household Products & Wares — 0.3%
Quality Home Brands Holdings, LLC, PIK Term Loan 0.000% 6/30/14	367,012	311,501
Quality Home Brands Holdings, LLC, Cash Pay Term Loan 0.000% 6/30/14	344,282	292,210

		603,711

Iron & Steel — 1.0%
FMG America Finance, Inc., Term Loan 5.250% 10/18/17	2,238,750	2,264,137

Machinery – Diversified — 0.4%
Intelligrated, Inc., 2nd Lien Term Loan 10.500% 12/31/19	902,464	923,898

	Principal Amount	Value
Retail — 0.9%
BJ’s Wholesale Club, Inc., 2nd Lien Term Loan 9.750% 3/26/20	$800,000	$826,336
Northern Tool & Equipment Co., Inc., Term Loan 7.000% 12/13/19	1,243,267	1,255,699

		2,082,035

TOTAL BANK LOANS (Cost $11,220,831)		11,454,265

CORPORATE DEBT — 91.9%
Aerospace & Defense — 2.8%
AAR Corp. 7.250% 1/15/22	2,300,000	2,495,500
DAE Aviation Holdings, Inc. (c) 11.250% 8/01/15	1,361,000	1,396,726
Ducommun, Inc. 9.750% 7/15/18	2,265,000	2,491,500

		6,383,726

Agriculture — 0.7%
American Rock Salt Co. LLC/American Rock Capital Corp. (c) 8.250% 5/01/18	1,640,000	1,558,000

Apparel — 2.1%
Perry Ellis International, Inc. 7.875% 4/01/19	4,696,000	4,930,800

Auto Parts & Equipment — 1.6%
Affinia Group, Inc. 9.000% 11/30/14	3,755,000	3,764,425

Automotive & Parts — 4.3%
Accuride Corp. 9.500% 8/01/18	2,790,000	2,852,775
Cooper Tire & Rubber Co. 8.000% 12/15/19	760,000	875,900
Cooper-Standard Automotive, Inc. 8.500% 5/01/18	1,300,000	1,417,000
Cooper-Standard Holding, Inc. (c) (d) 7.375% 4/01/18	1,330,000	1,330,000
Meritor, Inc., Convertible (c) 7.875% 3/01/26	648,000	657,315
Titan International, Inc. 7.875% 10/01/17	850,000	914,812
Tomkins LLC/Tomkins, Inc. 9.000% 10/01/18	544,000	605,880
UCI International, Inc. 8.625% 2/15/19	1,300,000	1,345,500

		9,999,182

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Banks — 1.2%
Ally Financial, Inc. 8.000% 11/01/31	$2,175,000	$2,751,375

Building Materials — 1.8%
Cemex Finance LLC (c) 9.375% 10/12/22	1,350,000	1,569,375
Isabelle Acquisition Sub, Inc. (c) 10.000% 11/15/18	1,045,000	1,157,337
Roofing Supply Group LLC/Roofing Supply Finance, Inc. (c) 10.000% 6/01/20	1,170,000	1,322,100

		4,048,812

Chemicals — 5.4%
Ashland, Inc. (c) 4.750% 8/15/22	1,920,000	1,953,600
Axiall Corp. (c) 4.875% 5/15/23	815,000	829,263
Eagle Spinco, Inc. (c) 4.625% 2/15/21	1,085,000	1,103,987
Ineos Finance PLC (c) 8.375% 2/15/19	2,610,000	2,887,312
Omnova Solutions, Inc. 7.875% 11/01/18	2,075,000	2,209,875
Tronox Finance LLC (c) 6.375% 8/15/20	3,480,000	3,375,600

		12,359,637

Coal — 0.6%
CONSOL Energy, Inc. 8.250% 4/01/20	560,000	620,200
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. (c) 7.375% 2/01/20	725,000	763,063

		1,383,263

Commercial Services — 2.5%
Cenveo Corp. 8.875% 2/01/18	1,175,000	1,175,000
Rent-A-Center, Inc. 6.625% 11/15/20	880,000	946,000
RR Donnelley & Sons Co. 7.250% 5/15/18	1,157,000	1,216,296
RR Donnelley & Sons Co. 7.875% 3/15/21	2,270,000	2,366,475

		5,703,771

Computers — 0.3%
NCR Corp. (c) 5.000% 7/15/22	750,000	751,875

Distribution & Wholesale — 1.3%
HD Supply, Inc. 10.500% 1/15/21	370,000	384,800

	Principal Amount	Value
HD Supply, Inc. 11.500% 7/15/20	$2,170,000	$2,571,450

		2,956,250

Diversified Financial — 0.7%
Nuveen Investments, Inc. (c) 9.125% 10/15/17	1,630,000	1,682,975

Electrical Components & Equipment — 1.2%
Anixter, Inc. 5.625% 5/01/19	906,000	962,625
International Wire Group Holdings, Inc. (c) 8.500% 10/15/17	1,700,000	1,751,000

		2,713,625

Electronics — 0.7%
Rexel SA (c) (d) 5.250% 6/15/20	1,570,000	1,589,625

Engineering & Construction — 1.1%
Weekley Homes LLC/Weekley Finance Corp. (c) 6.000% 2/01/23	1,440,000	1,483,200
Zachry Holdings, Inc. (c) 7.500% 2/01/20	1,085,000	1,141,963

		2,625,163

Entertainment — 0.2%
Vail Resorts, Inc. 6.500% 5/01/19	525,000	563,391

Environmental Controls — 0.4%
Clean Harbors, Inc. (c) 5.125% 6/01/21	325,000	332,719
Clean Harbors, Inc. 5.250% 8/01/20	520,000	536,900

		869,619

Foods — 1.3%
Chiquita Brands International, Inc., Convertible 4.250% 8/15/16	1,305,000	1,190,812
Chiquita Brands International, Inc./Chiquita Brands LLC (c) 7.875% 2/01/21	1,760,000	1,845,800

		3,036,612

Forest Products & Paper — 1.4%
Unifrax I LLC/Unifrax Holding Co. (c) 7.500% 2/15/19	1,415,000	1,457,450
Xerium Technologies, Inc. 8.875% 6/15/18	1,810,000	1,733,075

		3,190,525

Hand & Machine Tools — 2.4%
BC Mountain LLC/BC Mountain Finance, Inc. (c) 7.000% 2/01/21	1,050,000	1,113,000

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Mcron Finance Sub LLC/Mcron Finance Corp. (c) 8.375% 5/15/19	$1,650,000	$1,823,250
Milacron LLC/Mcron Finance Corp. (c) 7.750% 2/15/21	1,285,000	1,328,369
Thermadyne Holdings Corp. 9.000% 12/15/17	1,094,000	1,192,460

		5,457,079

Health Care – Products — 0.8%
Alere, Inc. 9.000% 5/15/16	1,145,000	1,203,681
Teleflex, Inc. 6.875% 6/01/19	610,000	660,325

		1,864,006

Health Care – Services — 1.2%
HCA Holdings, Inc. 6.250% 2/15/21	1,400,000	1,492,750
HEALTHSOUTH Corp. 5.750% 11/01/24	1,315,000	1,318,287

		2,811,037

Home Builders — 3.6%
Brookfield Residential Properties, Inc. (c) 6.500% 12/15/20	2,230,000	2,386,100
K Hovnanian Enterprises, Inc. (c) 9.125% 11/15/20	1,045,000	1,163,869
William Lyon Homes, Inc. (c) 8.500% 11/15/20	4,345,000	4,736,050

		8,286,019

Insurance — 1.5%
CNO Financial Group, Inc. (c) 6.375% 10/01/20	1,465,000	1,558,394
Hub International Ltd. (c) 8.125% 10/15/18	1,860,000	1,957,650

		3,516,044

Internet — 0.7%
Equinix, Inc. 4.875% 4/01/20	1,625,000	1,637,188

Investment Companies — 1.4%
PBF Holding Co. LLC/PBF Finance Corp. (c) 8.250% 2/15/20	2,815,000	3,096,500

Leisure Time — 2.9%
Brunswick Corp. 7.125% 8/01/27	3,993,000	4,202,632
Brunswick Corp. 7.375% 9/01/23	650,000	695,500
Carlson Wagonlit BV (c) 6.875% 6/15/19	1,785,000	1,860,863

		6,758,995

	Principal Amount	Value
Lodging — 1.0%
MCE Finance Ltd. (c) 5.000% 2/15/21	$1,170,000	$1,181,700
MGM Mirage 7.625% 1/15/17	1,040,000	1,154,400

		2,336,100

Machinery – Diversified — 1.4%
Welltec A/S (c) 8.000% 2/01/19	2,950,000	3,222,875

Manufacturing — 2.5%
Griffon Corp. 7.125% 4/01/18	2,375,000	2,565,000
JB Poindexter & Co., Inc. (c) 9.000% 4/01/22	3,105,000	3,244,725

		5,809,725

Media — 4.0%
Harron Communications LP/Harron Finance Corp. (c) 9.125% 4/01/20	1,610,000	1,787,100
Nara Cable Funding Ltd. (c) 8.875% 12/01/18	2,325,000	2,435,437
Nexstar Broadcasting, Inc. (c) 6.875% 11/15/20	3,020,000	3,186,100
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (c) 5.500% 1/15/23	1,675,000	1,721,063

		9,129,700

Metal Fabricate & Hardware — 0.3%
Mueller Water Products, Inc. 7.375% 6/01/17	770,000	792,138

Mining — 1.6%
Coeur d’Alene Mines Corp. (c) 7.875% 2/01/21	1,150,000	1,214,688
FMG Resources Property Ltd. (c) 7.000% 11/01/15	1,175,000	1,230,812
Kaiser Aluminum Corp. 8.250% 6/01/20	1,110,000	1,243,200

		3,688,700

Oil & Gas — 14.5%
Alta Mesa Holdings/Alta Mesa Finance Services Corp. 9.625% 10/15/18	3,644,000	3,844,420
Aurora USA Oil & Gas, Inc. (c) 7.500% 4/01/20	1,380,000	1,393,800
Aurora USA Oil & Gas, Inc. (c) 9.875% 2/15/17	2,720,000	2,985,200
Chesapeake Energy Corp. 5.375% 6/15/21	2,110,000	2,117,912
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc. (c) 6.625% 11/15/19	680,000	700,400

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CVR Refining LLC/Coffeyville Finance, Inc. (c) 6.500% 11/01/22	$2,300,000	$2,351,750
Halcon Resources Corp. (c) 8.875% 5/15/21	1,110,000	1,196,025
Halcon Resources Corp. (c) 9.750% 7/15/20	2,190,000	2,419,950
Hercules Offshore, Inc. (c) 10.250% 4/01/19	1,240,000	1,379,500
Magnum Hunter Resources Corp. (c) 9.750% 5/15/20	935,000	981,750
Magnum Hunter Resources Corp. (c) 9.750% 5/15/20	1,065,000	1,118,250
MEG Energy Corp. (c) 6.500% 3/15/21	725,000	772,125
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC (c) 10.750% 10/01/20	1,650,000	1,831,500
Northern Tier Energy LLC/Northern Tier Finance Corp. (c) 7.125% 11/15/20	2,320,000	2,459,200
Quicksilver Resources, Inc. 7.125% 4/01/16	1,585,000	1,339,325
Resolute Energy Corp. (c) 8.500% 5/01/20	1,690,000	1,749,150
SM Energy Co. 6.500% 1/01/23	1,235,000	1,352,325
Unit Corp. 6.625% 5/15/21	1,070,000	1,120,825
Venoco, Inc. 8.875% 2/15/19	2,435,000	2,361,950

		33,475,357

Packaging & Containers — 1.0%
Sealed Air Corp. (c) 6.875% 7/15/33	2,334,000	2,217,300

Pharmaceuticals — 1.0%
Warner Chilcott Corp. LLC 7.750% 9/15/18	2,225,000	2,377,969

Pipelines — 1.1%
Inergy Midstream LP/NRGM Finance Corp. (c) 6.000% 12/15/20	1,100,000	1,144,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.875% 2/01/21	1,240,000	1,357,800

		2,501,800

Retail — 1.4%
Landry’s, Inc. (c) 9.375% 5/01/20	1,850,000	1,993,375
The Pantry, Inc. (c) 8.375% 8/01/20	1,080,000	1,158,300

		3,151,675

	Principal Amount	Value
Savings & Loans — 0.0%
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co. (e) 9.750% 4/01/17	$1,805,000	$181

Semiconductors — 0.8%
NXP BV/NXP Funding LLC (c) 5.750% 3/15/23	1,760,000	1,795,200

Software — 6.0%
Audatex North America, Inc. (c) 6.750% 6/15/18	2,700,000	2,895,750
EVERTEC, Inc. 11.000% 10/01/18	5,320,000	6,038,200
First Data Corp. (c) 7.375% 6/15/19	1,915,000	2,037,081
Nuance Communications, Inc. (c) 5.375% 8/15/20	1,350,000	1,366,875
Sophia LP/Sophia Finance, Inc. (c) 9.750% 1/15/19	1,300,000	1,449,500

		13,787,406

Storage & Warehousing — 1.2%
Niska Gas Storage US LLC/Niska Gas Storage Canada LLC 8.875% 3/15/18	2,595,000	2,705,288

Telecommunications — 3.8%
CenturyLink, Inc. 5.625% 4/01/20	655,000	669,738
DigitalGlobe, Inc. (c) 5.250% 2/01/21	1,050,000	1,043,438
Frontier Communications Corp. (d) 7.625% 4/15/24	600,000	617,250
Frontier Communications Corp. 9.250% 7/01/21	1,655,000	1,899,112
Lynx II Corp. (c) 6.375% 4/15/23	1,355,000	1,419,362
Sprint Capital Corp. 6.900% 5/01/19	1,265,000	1,388,337
Sprint Nextel Corp. (c) 11.500% 11/15/21	673,000	942,200
Windstream Corp. 7.500% 6/01/22	780,000	834,600

		8,814,037

Transportation — 4.2%
CHC Helicopter SA 9.250% 10/15/20	1,670,000	1,775,419
The Kenan Advantage Group, Inc. (c) 8.375% 12/15/18	2,525,000	2,651,250
Martin Midstream Partners LP/Martin Midstream Finance Corp. (c) 7.250% 2/15/21	1,625,000	1,641,250

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Quality Distribution LLC/QD Capital Corp. 9.875% 11/01/18	$1,985,000	$2,183,500
Watco Cos. LLC/Watco Finance Corp. (c) 6.375% 4/01/23	1,326,000	1,364,122

		9,615,541

TOTAL CORPORATE DEBT (Cost $201,355,744)		211,710,511

TOTAL BONDS & NOTES (Cost $212,576,575)		223,164,776

TOTAL LONG-TERM INVESTMENTS (Cost $214,690,166)		223,801,121

SHORT-TERM INVESTMENTS — 3.2%
Time Deposits — 3.2%
Euro Time Deposit 0.010% 4/01/13	7,418,226	7,418,226

TOTAL SHORT-TERM INVESTMENTS (Cost $7,418,226)		7,418,226

TOTAL INVESTMENTS — 100.4% (Cost $222,108,392) (f)		231,219,347

Other Assets/(Liabilities) — (0.4)%		(975,385)

NET ASSETS — 100.0%		$230,243,962

Notes to Portfolio of Investments

(a)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2013, these securities amounted to a value of $636,345 or 0.28% of net assets.
(b)	Non-income producing security.
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, these securities amounted to a value of $118,646,433 or 51.53% of net assets.
(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(e)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At March 31, 2013, these securities amounted to a value of $181 or 0.00% of net assets.
(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Bond Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 98.2%

CORPORATE DEBT — 23.4%
Banks — 11.6%
Cooperatieve Centrale Raiffeisen-Boerenleenbank JPY (a) 1.850% 4/12/17	70,000,000	$782,736
Dexia Municipal Agency SA JPY (a) 1.800% 5/09/17	160,000,000	1,725,314
Eurofima AUD (a) 6.000% 1/28/14	500,000	531,490
ING Bank NV GBP (a) 5.375% 4/15/21	800,000	1,425,478
KFW JPY (a) 2.050% 2/16/26	140,000,000	1,719,181
Rabobank Nederland NV GBP (a) 4.000% 9/10/15	300,000	485,832
Skandinaviska Enskilda Banken AB EUR (a) (b) 2.500% 9/01/15	400,000	532,767

		7,202,798

Multi-National — 9.4%
Asian Development Bank JPY (a) 2.350% 6/21/27	100,000,000	1,263,974
European Investment Bank JPY (a) 1.400% 6/20/17	150,000,000	1,675,172
European Investment Bank JPY (a) (b) 1.900% 1/26/26	80,900,000	944,828
European Investment Bank EUR (a) 4.000% 10/15/37	400,000	635,709
International Bank for Reconstruction & Development, Class E GBP (a) 5.400% 6/07/21	400,000	783,547
Nordic Investment Bank JPY (a) 1.700% 4/27/17	50,000,000	565,700

		5,868,930

Oil & Gas — 1.7%
BP Capital Markets PLC GBP (a) (b) 4.325% 12/10/18	600,000	1,037,995

Telecommunications — 0.7%
Deutsche Telekom International Finance BV EUR (a) 4.250% 7/13/22	200,000	297,732
Telstra Corp. Ltd. EUR (a) 4.250% 3/23/20	100,000	150,153

		447,885

TOTAL CORPORATE DEBT (Cost $15,275,953)		14,557,608

	Principal Amount	Value
SOVEREIGN DEBT OBLIGATIONS — 74.8%
Agence Francaise de Developpement JPY (a) 1.800% 6/19/15	100,000,000	$1,080,309
Belgium Government Bond EUR (a) 4.000% 3/28/18	320,000	471,249
Belgium Government Bond EUR (a) 4.250% 9/28/21	1,500,000	2,288,604
Bundesrepublik Deutschland EUR (a) 2.500% 1/04/21	400,000	576,453
Canada Housing Trust No 1 CAD (a) (c) 1.850% 12/15/16	875,000	875,086
Finland Government Bond EUR (a) 1.625% 9/15/22	550,000	708,613
Finland Government Bond EUR (a) 2.750% 7/04/28	1,000,000	1,384,126
French Republic EUR (a) 5.750% 10/25/32	950,000	1,739,032
Government of France OAT EUR (a) 3.750% 4/25/21	950,000	1,412,354
Ireland Government Bond EUR (a) 4.000% 1/15/14	400,000	524,826
Italy Buoni Poliennali Del Tesoro EUR (a) 3.750% 8/01/21	1,300,000	1,632,778
Italy Buoni Poliennali Del Tesoro EUR (a) 4.000% 2/01/17	500,000	660,292
Italy Buoni Poliennali Del Tesoro EUR (a) 4.750% 8/01/23	1,500,000	1,941,427
Japan Government JPY (a) 1.700% 6/20/33	193,000,000	2,144,183
Kingdom of Spain EUR (a) 3.800% 1/31/17	250,000	323,349
Kingdom of the Netherlands EUR (a) (c) 3.750% 1/15/23	1,000,000	1,522,203
Mexican Bonos MXN (a) 6.000% 6/18/15	11,000,000	923,038
Mexican Bonos MXN (a) 7.250% 12/15/16	20,500,000	1,810,591
Mexican Bonos MXN (a) 8.000% 12/07/23	6,300,000	636,386
New South Wales Treasury Corp. AUD (a) 5.500% 3/01/17	615,000	690,675
Norway Government Bond NOK (a) 2.000% 5/24/23	5,500,000	928,382
Norway Government Bond NOK (a) 4.250% 5/19/17	4,700,000	895,954

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Poland Government Bond PLN (a) 4.750% 10/25/16	4,700,000	$1,513,755
Poland Government Bond PLN (a) 5.250% 10/25/17	2,500,000	828,063
Poland Government Bond PLN (a) 5.750% 9/23/22	4,200,000	1,475,132
Province of Alberta Canada CAD (a) 1.750% 6/15/17	600,000	594,176
Province of British Columbia CAD (a) 3.700% 12/18/20	500,000	541,660
Province of Ontario Canada JPY (a) 1.650% 6/08/20	100,000,000	1,143,751
Province of Ontario Canada CAD (a) 3.150% 9/08/15	800,000	822,224
Queensland Treasury Corp. AUD (a) 6.000% 9/14/17	1,450,000	1,666,837
Queensland Treasury Corp. AUD (a) 6.250% 6/14/19	600,000	710,973
Republic of Austria EUR (a) (c) 4.650% 1/15/18	790,000	1,199,093
Republic of Austria EUR (Acquired 11/22/10-6/03/11, Cost $1,012,738) (a) (c) (d) 3.500% 9/15/21	1,000,000	1,485,255
Republic of Germany EUR (a) 4.750% 7/04/28	400,000	706,684
Singapore Government Bond SGD (a) 2.500% 6/01/19	1,200,000	1,065,876
South Africa Government Bond ZAR (a) 7.250% 1/15/20	1,700,000	193,123
South Africa Government Bond ZAR (a) 8.000% 12/21/18	14,500,000	1,711,559
South Africa Government Bond ZAR (a) 8.250% 9/15/17	4,000,000	473,677
Spain Government Bond EUR (a) 3.750% 10/31/15	1,500,000	1,961,232
Spain Government Bond EUR (a) 4.100% 7/30/18	300,000	387,747
Sweden Government Bond SEK (a) 3.000% 7/12/16	8,000,000	1,302,876
United Kingdom Gilt GBP (a) 4.500% 9/07/34	510,000	976,234
Western Australian Treasury Corp. AUD (a) 8.000% 7/15/17	500,000	612,414

		46,542,251

	Principal Amount	Value
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $46,808,755)		$46,542,251

TOTAL BONDS & NOTES (Cost $62,084,708)		61,099,859

TOTAL LONG-TERM INVESTMENTS (Cost $62,084,708)		61,099,859

SHORT-TERM INVESTMENTS — 0.2%
Repurchase Agreement — 0.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/28/13, 0.010%, due 4/01/13 (e)	$116,890	116,890

TOTAL SHORT-TERM INVESTMENTS (Cost $116,890)		116,890

TOTAL INVESTMENTS — 98.4% (Cost $62,201,598) (f)		61,216,749

Other Assets/(Liabilities) — 1.6%		1,008,112

NET ASSETS — 100.0%		$62,224,861

Notes to Portfolio of Investments

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
OAT	Obligations Assimilables du Tresor
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
ZAR	South African Rand
(a)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(b)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2013, these securities amounted to a value of $2,515,590 or 4.04% of net assets.
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, these securities amounted to a value of $5,081,637 or 8.17% of net assets.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio Investments (Continued)

(d)	Restricted security. Certain securities are restricted as to resale. At March 31, 2013, these securities amounted to a value of $1,485,255 or 2.39% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(e)	Maturity value of $116,890. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 2/01/32, and an aggregate market value, including accrued interest, of $120,823.
(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 51.1%

COMMON STOCK — 51.0%
Basic Materials — 1.5%
Chemicals — 1.1%
Air Products & Chemicals, Inc.	1,010	$87,991
Airgas, Inc.	93	9,222
CF Industries Holdings, Inc.	1,135	216,070
The Dow Chemical Co.	2,693	85,745
E.I. du Pont de Nemours & Co.	2,371	116,558
Eastman Chemical Co.	694	48,490
Ecolab, Inc.	324	25,978
International Flavors & Fragrances, Inc.	473	36,265
LyondellBasell Industries NV Class A	4,800	303,792
Monsanto Co.	3,699	390,726
The Mosaic Co.	700	41,727
PPG Industries, Inc.	1,024	137,155
Praxair, Inc.	294	32,793
The Sherwin-Williams Co.	317	53,538
Sigma-Aldrich Corp.	249	19,342

		1,605,392

Forest Products & Paper — 0.1%
International Paper Co.	2,607	121,434
MeadWestvaco Corp.	407	14,774

		136,208

Iron & Steel — 0.1%
Allegheny Technologies, Inc.	19	602
Cliffs Natural Resources, Inc.	260	4,943
Nucor Corp.	461	21,275
United States Steel Corp.	4,467	87,107

		113,927

Mining — 0.2%
Alcoa, Inc.	16,046	136,712
Freeport-McMoRan Copper & Gold, Inc.	3,048	100,889
Newmont Mining Corp.	484	20,275
Vulcan Materials Co.	1,298	67,106

		324,982

		2,180,509

Communications — 6.6%
Advertising — 0.1%
The Interpublic Group of Companies, Inc.	1,433	18,672
Omnicom Group, Inc.	898	52,892

		71,564

Internet — 1.8%
Akamai Technologies, Inc. (a)	610	21,527
Amazon.com, Inc. (a)	1,616	430,648

	Number of Shares	Value
eBay, Inc. (a)	5,765	$312,578
Expedia, Inc.	2,973	178,410
F5 Networks, Inc. (a)	160	14,253
Google, Inc. Class A (a)	1,144	908,370
Netflix, Inc. (a)	116	21,971
Priceline.com, Inc. (a)	284	195,372
Symantec Corp. (a)	7,279	179,646
TripAdvisor, Inc. (a)	73	3,834
VeriSign, Inc. (a)	3,689	174,416
Yahoo!, Inc. (a)	5,634	132,568

		2,573,593

Media — 2.2%
Cablevision Systems Corp. Class A	9,300	139,128
CBS Corp. Class B	3,770	176,021
Comcast Corp. Class A	22,481	944,427
DIRECTV (a)	4,186	236,969
Discovery Communications, Inc. Series A (a)	1,100	86,614
Gannett Co., Inc.	6,807	148,869
The McGraw-Hill Cos., Inc.	709	36,925
News Corp. Class A	9,921	302,789
Scripps Networks Interactive Class A	324	20,846
Time Warner Cable, Inc.	1,768	169,834
Time Warner, Inc.	6,888	396,887
Viacom, Inc. Class B	2,790	171,780
The Walt Disney Co.	3,682	209,138
The Washington Post Co. Class B	281	125,607

		3,165,834

Telecommunications — 2.5%
AT&T, Inc.	30,570	1,121,613
CenturyLink, Inc.	4,154	145,930
Cisco Systems, Inc.	45,624	953,998
Corning, Inc.	3,574	47,641
Crown Castle International Corp. (a)	700	48,748
Frontier Communications Corp.	36,270	144,355
Harris Corp.	1,354	62,744
JDS Uniphase Corp. (a)	4	54
Juniper Networks, Inc. (a)	2,348	43,532
MetroPCS Communications, Inc. (a)	5,465	59,569
Motorola Solutions, Inc.	1,134	72,610
QUALCOMM, Inc.	5,588	374,117
Sprint Nextel Corp. (a)	25,687	159,516
Verizon Communications, Inc.	8,132	399,688
Windstream Corp.	451	3,585

		3,637,700

		9,448,691

Consumer, Cyclical — 4.1%
Airlines — 0.3%
Southwest Airlines Co.	28,466	383,722

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Apparel — 0.1%
Nike, Inc. Class B	2,202	$129,940
Ralph Lauren Corp.	240	40,634
VF Corp.	170	28,518

		199,092

Auto Manufacturers — 0.2%
Ford Motor Co.	16,862	221,735
Paccar, Inc.	34	1,719

		223,454

Automotive & Parts — 0.1%
BorgWarner, Inc. (a)	400	30,936
Delphi Automotive PLC	1,400	62,160
The Goodyear Tire & Rubber Co. (a)	7,361	92,822
Johnson Controls, Inc.	205	7,190

		193,108

Distribution & Wholesale — 0.0%
Fastenal Co.	370	19,000
Genuine Parts Co.	536	41,808
W.W. Grainger, Inc.	4	900

		61,708

Entertainment — 0.1%
International Game Technology	7,010	115,665

Home Builders — 0.1%
D.R. Horton, Inc.	759	18,444
Lennar Corp. Class A	400	16,592
PulteGroup, Inc. (a)	6,974	141,154

		176,190

Home Furnishing — 0.1%
Harman International Industries, Inc.	474	21,154
Whirlpool Corp.	534	63,258

		84,412

Housewares — 0.1%
Newell Rubbermaid, Inc.	2,783	72,636

Leisure Time — 0.0%
Carnival Corp.	1,473	50,524
Harley-Davidson, Inc.	308	16,416

		66,940

Lodging — 0.2%
Marriott International, Inc. Class A	813	34,333
Starwood Hotels & Resorts Worldwide, Inc.	1,060	67,554
Wyndham Worldwide Corp.	722	46,554
Wynn Resorts Ltd.	529	66,210

		214,651

Retail — 2.7%
Abercrombie & Fitch Co. Class A	1,127	52,067
AutoNation, Inc. (a)	120	5,250
AutoZone, Inc. (a)	176	69,831

	Number of Shares	Value
Bed Bath & Beyond, Inc. (a)	173	$11,145
Best Buy Co., Inc.	1,108	24,542
Coach, Inc.	184	9,198
Costco Wholesale Corp.	2,298	243,841
CVS Caremark Corp.	9,013	495,625
Darden Restaurants, Inc.	173	8,941
Dollar Tree, Inc. (a)	60	2,906
Family Dollar Stores, Inc.	47	2,775
GameStop Corp. Class A	7,861	219,872
The Gap, Inc.	2,805	99,297
The Home Depot, Inc.	7,210	503,114
J.C. Penney Co., Inc.	96	1,451
Kohl’s Corp.	561	25,879
Limited Brands, Inc.	1,260	56,272
Lowe’s Cos., Inc.	6,029	228,620
Macy’s, Inc.	2,040	85,354
McDonald’s Corp.	865	86,232
Nordstrom, Inc.	711	39,268
O’Reilly Automotive, Inc. (a)	774	79,374
PetSmart, Inc.	800	49,680
PVH Corp.	400	42,724
Ross Stores, Inc.	1,496	90,687
Staples, Inc.	6,183	83,038
Starbucks Corp.	2,495	142,115
Target Corp.	2,167	148,331
Tiffany & Co.	11	765
The TJX Cos., Inc.	4,340	202,895
Urban Outfitters, Inc. (a)	760	29,442
Wal-Mart Stores, Inc.	6,853	512,810
Walgreen Co.	3,706	176,702
Yum! Brands, Inc.	636	45,754

		3,875,797

Textiles — 0.0%
Cintas Corp.	649	28,640

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	1,147	50,399
Mattel, Inc.	1,461	63,977

		114,376

		5,810,391

Consumer, Non-cyclical — 12.1%
Agriculture — 1.0%
Altria Group, Inc.	15,741	541,333
Archer-Daniels-Midland Co.	2,526	85,202
Lorillard, Inc.	2,479	100,028
Philip Morris International, Inc.	5,496	509,534
Reynolds American, Inc.	2,544	113,182

		1,349,279

Beverages — 1.1%
Brown-Forman Corp. Class B	11	785
The Coca-Cola Co.	12,824	518,603
Coca-Cola Enterprises, Inc.	4,285	158,202

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Constellation Brands, Inc. Class A (a)	2,222	$105,856
Dr. Pepper Snapple Group, Inc.	710	33,335
Molson Coors Brewing Co. Class B	2,436	119,193
Monster Beverage Corp. (a)	400	19,096
PepsiCo, Inc.	7,892	624,336

		1,579,406

Biotechnology — 0.8%
Alexion Pharmaceuticals, Inc. (a)	200	18,428
Amgen, Inc.	6,305	646,326
Biogen Idec, Inc. (a)	774	149,312
Celgene Corp. (a)	1,999	231,704
Life Technologies Corp. (a)	371	23,978

		1,069,748

Commercial Services — 1.2%
The ADT Corp.	250	12,235
Apollo Group, Inc. Class A (a)	7,060	122,773
Automatic Data Processing, Inc.	1,121	72,888
Equifax, Inc.	836	48,145
H&R Block, Inc.	7,942	233,654
Iron Mountain, Inc.	869	31,553
MasterCard, Inc. Class A	305	165,045
McKesson Corp.	961	103,750
Moody’s Corp.	2,335	124,502
Paychex, Inc.	813	28,512
Quanta Services, Inc. (a)	1,324	37,840
Robert Half International, Inc.	335	12,573
Total System Services, Inc.	521	12,910
Visa, Inc. Class A	3,160	536,694
Western Union Co.	8,307	124,937

		1,668,011

Cosmetics & Personal Care — 1.1%
Avon Products, Inc.	6,409	132,858
Colgate-Palmolive Co.	1,363	160,875
The Estee Lauder Cos., Inc. Class A	296	18,953
The Procter & Gamble Co.	16,233	1,250,915

		1,563,601

Foods — 0.8%
Campbell Soup Co.	165	7,484
ConAgra Foods, Inc.	1,884	67,466
Dean Foods Co. (a)	510	9,246
General Mills, Inc.	2,194	108,186
H.J. Heinz Co.	1,635	118,162
The Hershey Co.	719	62,934
Hormel Foods Corp.	194	8,016
The J.M. Smucker Co.	634	62,868
Kellogg Co.	1,135	73,128
Kraft Foods Group, Inc.	2,173	111,975
The Kroger Co.	2,934	97,233
McCormick & Co., Inc.	73	5,369
Mondelez International, Inc. Class A	4,421	135,327
Safeway, Inc.	2,421	63,793

	Number of Shares	Value
Sysco Corp.	1,566	$55,076
Tyson Foods, Inc. Class A	6,120	151,898
Whole Foods Market, Inc.	536	46,498

		1,184,659

Health Care – Products — 1.7%
Baxter International, Inc.	422	30,654
Becton, Dickinson & Co.	1,702	162,728
Boston Scientific Corp. (a)	8,221	64,206
C.R. Bard, Inc.	204	20,559
CareFusion Corp. (a)	6,548	229,115
Covidien PLC	2,300	156,032
Intuitive Surgical, Inc. (a)	14	6,877
Johnson & Johnson	12,399	1,010,891
Medtronic, Inc.	7,969	374,224
St. Jude Medical, Inc.	3,898	157,635
Stryker Corp.	1,459	95,185
Varian Medical Systems, Inc. (a)	274	19,728
Zimmer Holdings, Inc.	1,224	92,069

		2,419,903

Health Care – Services — 0.7%
Aetna, Inc.	2,394	122,381
Cigna Corp.	1,959	122,183
Coventry Health Care, Inc.	2,776	130,555
DaVita HealthCare Partners, Inc. (a)	373	44,234
Humana, Inc.	1,855	128,199
Laboratory Corporation of America Holdings (a)	161	14,522
Quest Diagnostics, Inc.	735	41,491
Tenet Healthcare Corp. (a)	1,029	48,960
UnitedHealth Group, Inc.	5,281	302,126
WellPoint, Inc.	1,558	103,187

		1,057,838

Household Products — 0.4%
Avery Dennison Corp.	6,682	287,794
Beam, Inc.	173	10,992
The Clorox Co.	447	39,573
Kimberly-Clark Corp.	2,060	201,839

		540,198

Pharmaceuticals — 3.3%
Abbott Laboratories	11,404	402,789
AbbVie, Inc.	15,604	636,331
Actavis, Inc. (a)	361	33,252
Allergan, Inc.	1,081	120,672
AmerisourceBergen Corp.	1,460	75,117
Bristol-Myers Squibb Co.	4,512	185,849
Cardinal Health, Inc.	2,855	118,825
DENTSPLY International, Inc.	861	36,524
Eli Lilly & Co.	10,807	613,730
Express Scripts Holding Co. (a)	4,945	285,079
Forest Laboratories, Inc. (a)	734	27,921
Gilead Sciences, Inc. (a)	3,252	159,120

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Hospira, Inc. (a)	624	$20,486
Mead Johnson Nutrition Co.	1,124	87,054
Merck & Co., Inc.	14,729	651,464
Mylan, Inc. (a)	1,859	53,800
Patterson Cos., Inc.	4,861	184,912
Perrigo Co.	40	4,749
Pfizer, Inc.	37,057	1,069,465

		4,767,139

		17,199,782

Diversified — 0.0%
Holding Company – Diversified — 0.0%
Leucadia National Corp.	2,236	61,333

Energy — 4.8%
Coal — 0.0%
CONSOL Energy, Inc.	257	8,648
Peabody Energy Corp.	1,459	30,858

		39,506

Energy – Alternate Sources — 0.1%
First Solar, Inc. (a)	8,700	234,552

Oil & Gas — 4.2%
Anadarko Petroleum Corp.	617	53,957
Apache Corp.	1,158	89,351
Cabot Oil & Gas Corp.	96	6,491
Chesapeake Energy Corp.	98	2,000
Chevron Corp.	10,120	1,202,458
ConocoPhillips	2,610	156,861
Denbury Resources, Inc. (a)	3,885	72,455
Devon Energy Corp.	1,017	57,379
Diamond Offshore Drilling, Inc.	1,785	124,165
Ensco PLC Class A	3,600	216,000
EOG Resources, Inc.	1	128
EQT Corp.	69	4,675
Exxon Mobil Corp.	23,029	2,075,143
Helmerich & Payne, Inc.	1,440	87,408
Hess Corp.	647	46,332
Marathon Oil Corp.	2,485	83,794
Marathon Petroleum Corp.	3,742	335,283
Murphy Oil Corp.	1,322	84,251
Nabors Industries Ltd.	8,099	131,366
Newfield Exploration Co. (a)	400	8,968
Noble Corp.	1,000	38,150
Noble Energy, Inc.	283	32,732
Occidental Petroleum Corp.	730	57,210
Phillips 66	7,305	511,131
Pioneer Natural Resources Co.	3	373
QEP Resources, Inc.	98	3,120
Range Resources Corp.	99	8,023
Rowan Cos. PLC Class A (a)	9	318
Tesoro Corp.	3,886	227,525
Valero Energy Corp.	6,210	282,493
WPX Energy, Inc. (a)	677	10,846

		6,010,386

	Number of Shares	Value
Oil & Gas Services — 0.4%
Baker Hughes, Inc.	1,574	$73,049
Cameron International Corp. (a)	37	2,412
FMC Technologies, Inc. (a)	72	3,916
Halliburton Co.	4,771	192,796
National Oilwell Varco, Inc.	409	28,937
Schlumberger Ltd.	3,095	231,785

		532,895

Pipelines — 0.1%
ONEOK, Inc.	900	42,903
Spectra Energy Corp.	171	5,258
The Williams Cos., Inc.	1,133	42,442

		90,603

		6,907,942

Financial — 8.6%
Banks — 2.5%
Bank of America Corp.	68,742	837,278
Bank of New York Mellon Corp.	6,095	170,599
BB&T Corp.	3,412	107,103
Capital One Financial Corp.	2,975	163,476
Comerica, Inc.	1,324	47,598
Fifth Third Bancorp	7,421	121,036
First Horizon National Corp.	80	854
Huntington Bancshares, Inc.	8,210	60,672
KeyCorp	6,872	68,445
M&T Bank Corp.	861	88,821
Northern Trust Corp.	661	36,064
PNC Financial Services Group, Inc.	2,545	169,242
Regions Financial Corp.	13,843	113,374
State Street Corp.	4,385	259,110
SunTrust Banks, Inc.	4,700	135,407
U.S. Bancorp	7,729	262,245
Wells Fargo & Co.	26,764	990,000
Zions Bancorp	549	13,720

		3,645,044

Diversified Financial — 2.7%
American Express Co.	4,588	309,506
Ameriprise Financial, Inc.	1,295	95,377
BlackRock, Inc.	740	190,091
The Charles Schwab Corp.	3,222	56,997
Citigroup, Inc.	15,884	702,708
CME Group, Inc.	655	40,210
Discover Financial Services	2,795	125,328
E*TRADE Financial Corp. (a)	93	996
Franklin Resources, Inc.	716	107,980
The Goldman Sachs Group, Inc.	3,588	527,974
IntercontinentalExchange, Inc. (a)	184	30,005
Invesco Ltd.	1,223	35,418
JP Morgan Chase & Co.	24,765	1,175,347
Legg Mason, Inc.	147	4,726
Morgan Stanley	11,696	257,078

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The NASDAQ OMX Group, Inc.	522	$16,861
NYSE Euronext	1,636	63,215
SLM Corp.	2,718	55,665
T. Rowe Price Group, Inc.	1,186	88,796

		3,884,278

Insurance — 2.8%
ACE Ltd.	1,900	169,043
Aflac, Inc.	2,445	127,189
The Allstate Corp.	4,186	205,407
American International Group, Inc. (a)	9,911	384,745
Aon PLC	1,636	100,614
Assurant, Inc.	2,910	130,979
Berkshire Hathaway, Inc. Class B (a)	9,143	952,701
The Chubb Corp.	1,664	145,650
Cincinnati Financial Corp.	2,524	119,107
Genworth Financial, Inc. Class A (a)	11,955	119,550
The Hartford Financial Services Group, Inc.	3,890	100,362
Lincoln National Corp.	4,458	145,375
Loews Corp.	934	41,161
Marsh & McLennan Cos., Inc.	1,030	39,109
MetLife, Inc.	6,429	244,431
Principal Financial Group, Inc.	2,235	76,057
The Progressive Corp.	2,734	69,088
Prudential Financial, Inc.	2,435	143,641
Torchmark Corp.	720	43,056
The Travelers Cos., Inc.	2,963	249,455
Unum Group	3,935	111,164
XL Group PLC	7,697	233,219

		3,951,103

Real Estate — 0.0%
CBRE Group, Inc. (a)	98	2,475

Real Estate Investment Trusts (REITS) — 0.5%
American Tower Corp.	198	15,230
Apartment Investment & Management Co. Class A	1,064	32,622
AvalonBay Communities, Inc.	164	20,774
Boston Properties, Inc.	347	35,068
Equity Residential	801	44,103
HCP, Inc.	1,576	78,579
Health Care REIT, Inc.	674	45,771
Host Hotels & Resorts, Inc.	1,730	30,258
Kimco Realty Corp.	1,410	31,584
Plum Creek Timber Co., Inc.	673	35,131
Prologis, Inc.	916	36,622
Public Storage	407	61,994
Simon Property Group, Inc.	594	94,185
Ventas, Inc.	536	39,235
Vornado Realty Trust	565	47,257
Weyerhaeuser Co.	2,577	80,866

		729,279

	Number of Shares	Value
Savings & Loans — 0.1%
Hudson City Bancorp, Inc.	7,735	$66,831
People’s United Financial, Inc.	1,059	14,233

		81,064

		12,293,243

Industrial — 5.3%
Aerospace & Defense — 1.1%
The Boeing Co.	4,896	420,322
General Dynamics Corp.	1,648	116,200
L-3 Communications Holdings, Inc.	2,944	238,228
Lockheed Martin Corp.	961	92,756
Northrop Grumman Corp.	3,023	212,063
Raytheon Co.	2,396	140,861
Rockwell Collins, Inc.	957	60,406
United Technologies Corp.	3,572	333,732

		1,614,568

Building Materials — 0.1%
Masco Corp.	6,694	135,554

Electrical Components & Equipment — 0.2%
Emerson Electric Co.	4,543	253,817
Molex, Inc.	1,409	41,256

		295,073

Electronics — 0.2%
Agilent Technologies, Inc.	573	24,049
Amphenol Corp. Class A	536	40,013
FLIR Systems, Inc.	35	910
Garmin Ltd.	900	29,736
Jabil Circuit, Inc.	2,202	40,693
PerkinElmer, Inc.	224	7,535
TE Connectivity Ltd.	1,800	75,474
Waters Corp. (a)	60	5,635

		224,045

Engineering & Construction — 0.3%
Fluor Corp.	4,647	308,235
Jacobs Engineering Group, Inc. (a)	2,824	158,822

		467,057

Environmental Controls — 0.1%
Republic Services, Inc.	3,787	124,971
Stericycle, Inc. (a)	87	9,238
Waste Management, Inc.	645	25,290

		159,499

Hand & Machine Tools — 0.1%
Snap-on, Inc.	85	7,029
Stanley Black & Decker, Inc.	642	51,983

		59,012

Health Care – Services — 0.1%
Thermo Fisher Scientific, Inc.	1,998	152,827

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery – Construction & Mining — 0.1%
Caterpillar, Inc.	330	$28,700
Ingersoll-Rand PLC	1,800	99,018
Joy Global, Inc.	400	23,808

		151,526

Machinery – Diversified — 0.2%
Cummins, Inc.	43	4,980
Deere & Co.	881	75,748
Flowserve Corp.	297	49,810
Rockwell Automation, Inc.	936	80,824
Roper Industries, Inc.	774	98,538
Xylem, Inc.	701	19,319

		329,219

Manufacturing — 2.0%
3M Co.	2,895	307,767
Danaher Corp.	2,572	159,850
Dover Corp.	903	65,811
Eaton Corp. PLC	582	35,648
General Electric Co.	63,586	1,470,108
Honeywell International, Inc.	4,075	307,051
Illinois Tool Works, Inc.	2,360	143,818
Leggett & Platt, Inc.	495	16,721
Pall Corp.	461	31,519
Parker Hannifin Corp.	660	60,443
Pentair Ltd.	119	6,277
Textron, Inc.	6,585	196,299
Tyco International Ltd.	1,300	41,600

		2,842,912

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.	9	1,707

Packaging & Containers — 0.3%
Ball Corp.	2,620	124,660
Bemis Co., Inc.	1,777	71,720
Owens-Illinois, Inc. (a)	7,122	189,801
Sealed Air Corp.	47	1,133

		387,314

Transportation — 0.5%
C.H. Robinson Worldwide, Inc.	154	9,157
CSX Corp.	2,173	53,521
Expeditors International of Washington, Inc.	84	3,000
FedEx Corp.	236	23,175
Norfolk Southern Corp.	773	59,583
Ryder System, Inc.	274	16,371
Union Pacific Corp.	2,070	294,789
United Parcel Service, Inc. Class B	2,515	216,038

		675,634

		7,495,947

	Number of Shares	Value
Technology — 6.3%
Commercial Services — 0.0%
SAIC, Inc.	686	$9,295

Computers — 3.3%
Accenture PLC Class A	3,100	235,507
Apple, Inc.	4,258	1,884,719
Cognizant Technology Solutions Corp. Class A (a)	459	35,164
Computer Sciences Corp.	4,875	239,996
Dell, Inc.	7,894	113,121
EMC Corp. (a)	7,353	175,663
Hewlett-Packard Co.	16,863	402,014
International Business Machines Corp.	5,000	1,066,500
NetApp, Inc. (a)	3,709	126,699
SanDisk Corp. (a)	50	2,750
Seagate Technology PLC	6,500	237,640
Teradata Corp. (a)	198	11,585
Western Digital Corp.	4,731	237,875

		4,769,233

Office Equipment/Supplies — 0.4%
Pitney Bowes, Inc.	20,699	307,587
Xerox Corp.	22,273	191,548

		499,135

Semiconductors — 0.6%
Advanced Micro Devices, Inc. (a)	29,790	75,964
Altera Corp.	197	6,988
Analog Devices, Inc.	759	35,286
Applied Materials, Inc.	11,967	161,315
Broadcom Corp. Class A	1,024	35,502
Intel Corp.	7,911	172,855
KLA-Tencor Corp.	1,198	63,183
Lam Research Corp. (a)	463	19,196
Linear Technology Corp.	681	26,130
LSI Corp. (a)	926	6,278
Microchip Technology, Inc.	24	882
Micron Technology, Inc. (a)	5,933	59,211
NVIDIA Corp.	85	1,090
Teradyne, Inc. (a)	880	14,274
Texas Instruments, Inc.	5,045	178,997
Xilinx, Inc.	1,361	51,949

		909,100

Software — 2.0%
Adobe Systems, Inc. (a)	2,305	100,291
Autodesk, Inc. (a)	547	22,558
BMC Software, Inc. (a)	2,622	121,477
CA, Inc.	6,485	163,228
Cerner Corp. (a)	400	37,900
Citrix Systems, Inc. (a)	345	24,895
The Dun & Bradstreet Corp.	449	37,559
Electronic Arts, Inc. (a)	786	13,912

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Fidelity National Information Services, Inc.	1,960	$77,655
Fiserv, Inc. (a)	747	65,609
Intuit, Inc.	589	38,668
Microsoft Corp.	38,441	1,099,797
Oracle Corp.	29,688	960,110
Red Hat, Inc. (a)	124	6,269
Salesforce.com, Inc. (a)	415	74,215

		2,844,143

		9,030,906

Utilities — 1.7%
Electric — 1.6%
The AES Corp.	6,377	80,159
Ameren Corp.	972	34,039
American Electric Power Co., Inc.	3,396	165,147
CenterPoint Energy, Inc.	3,535	84,699
CMS Energy Corp.	1,410	39,395
Consolidated Edison, Inc.	309	18,858
Dominion Resources, Inc.	1,062	61,787
DTE Energy Co.	1,312	89,662
Duke Energy Corp.	2,786	202,236
Edison International	2,734	137,575
Entergy Corp.	1,611	101,880
Exelon Corp.	1,023	35,273
FirstEnergy Corp.	1,466	61,865
Integrys Energy Group, Inc.	261	15,180
NextEra Energy, Inc.	2,936	228,069
Northeast Utilities	1,222	53,108
NRG Energy, Inc.	7,820	207,152
Pepco Holdings, Inc.	998	21,357
PG&E Corp.	923	41,101
Pinnacle West Capital Corp.	450	26,051
PPL Corp.	3,784	118,477
Public Service Enterprise Group, Inc.	2,109	72,423
SCANA Corp.	772	39,496
The Southern Co.	4,234	198,659
TECO Energy, Inc.	798	14,220
Wisconsin Energy Corp.	1,096	47,007
Xcel Energy, Inc.	2,845	84,497

		2,279,372

Gas — 0.1%
AGL Resources, Inc.	1,216	51,011
NiSource, Inc.	172	5,046
Sempra Energy	302	24,142

		80,199

Pipelines — 0.0%
Kinder Morgan, Inc.	60	2,321

		2,361,892

TOTAL COMMON STOCK (Cost $63,639,055)		72,790,636

	Number of Shares	Value
PREFERRED STOCK — 0.1%
Consumer, Cyclical — 0.0%
Retail — 0.0%
Orchard Supply Hardware Stores Corp. Series A (a)	5	$6

Financial — 0.1%
Insurance — 0.1%
The Allstate Corp. 5.100%	5,000	130,900

TOTAL PREFERRED STOCK (Cost $125,012)		130,906

TOTAL EQUITIES (Cost $63,764,067)		72,921,542

	Principal Amount
BONDS & NOTES — 33.5%

CORPORATE DEBT — 12.4%
Advertising — 0.1%
WPP Finance 8.000% 9/15/14	$90,000	98,803
WPP Finance 2010 4.750% 11/21/21	20,000	21,602

		120,405

Aerospace & Defense — 0.1%
BAE Systems Holdings, Inc. (b) 6.375% 6/01/19	50,000	59,877
Goodrich Corp. 6.125% 3/01/19	20,000	25,014
L-3 Communications Corp. 4.750% 7/15/20	5,000	5,531
United Technologies Corp. 6.125% 7/15/38	15,000	19,526

		109,948

Agriculture — 0.1%
Altria Group, Inc. 2.850% 8/09/22	35,000	34,408
Altria Group, Inc. 4.250% 8/09/42	20,000	18,847
Bunge Ltd. Finance Corp. 3.200% 6/15/17	45,000	46,548
Philip Morris International, Inc. 6.375% 5/16/38	5,000	6,483

		106,286

Auto Manufacturers — 0.3%
Oshkosh Corp. 8.500% 3/01/20	277,000	310,240
Volvo Treasury AB (b) 5.950% 4/01/15	100,000	108,604

		418,844

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Automotive & Parts — 0.1%
Lear Corp. 8.125% 3/15/20	$53,000	$59,095

Banks — 0.7%
Associated Banc-Corp. 5.125% 3/28/16	75,000	82,014
Bank of America Corp. 3.625% 3/17/16	55,000	58,343
Bank of America Corp. 4.500% 4/01/15	35,000	37,087
Bank of America Corp. 5.875% 2/07/42	40,000	47,521
Bank of America Corp. Series L 5.650% 5/01/18	60,000	69,408
Capital One Financial Corp. 2.125% 7/15/14	30,000	30,469
Capital One Financial Corp. 7.375% 5/23/14	35,000	37,572
Credit Suisse AG 5.400% 1/14/20	70,000	78,460
Credit Suisse New York 5.500% 5/01/14	35,000	36,822
Discover Bank 2.000% 2/21/18	45,000	45,135
Export-Import Bank of Korea 1.750% 2/27/18	10,000	9,970
First Horizon National Corp. 5.375% 12/15/15	70,000	76,147
FirstMerit Corp. 4.350% 2/04/23	15,000	15,548
ICICI Bank Ltd. (b) 4.750% 11/25/16	45,000	48,170
ICICI Bank Ltd. (b) 5.500% 3/25/15	70,000	74,354
Regions Financial Corp. 5.750% 6/15/15	50,000	54,255
The Toronto-Dominion Bank 2.375% 10/19/16	60,000	62,772
UBS AG 5.750% 4/25/18	55,000	65,156
Wachovia Corp. 5.750% 6/15/17	5,000	5,876
Wells Fargo & Co. 3.450% 2/13/23	70,000	70,470
Wells Fargo & Co. 3.625% 4/15/15	40,000	42,286

		1,047,835

Beverages — 0.0%
Molson Coors Brewing Co. 5.000% 5/01/42	15,000	15,881

	Principal Amount	Value
Biotechnology — 0.0%
Amgen, Inc. 5.150% 11/15/41	$45,000	$48,286

Building Materials — 0.3%
CRH America, Inc. 8.125% 7/15/18	50,000	62,140
Lafarge North America, Inc. 6.875% 7/15/13	60,000	60,960
Lafarge SA (b) 6.200% 7/09/15	125,000	133,750
Masco Corp. 7.125% 8/15/13	45,000	45,911
Owens Corning, Inc. 4.200% 12/15/22	40,000	40,910
Owens Corning, Inc. 9.000% 6/15/19	10,000	12,813

		356,484

Chemicals — 0.4%
Cabot Corp. 5.000% 10/01/16	75,000	83,487
Cytec Industries, Inc. 3.500% 4/01/23	10,000	10,025
Cytec Industries, Inc. 8.950% 7/01/17	15,000	18,629
The Dow Chemical Co. 3.000% 11/15/22	50,000	49,140
The Dow Chemical Co. 8.550% 5/15/19	15,000	20,163
E.I. du Pont de Nemours & Co. 6.000% 7/15/18	5,000	6,151
Ecolab, Inc. 4.350% 12/08/21	15,000	16,550
Incitec Pivot Ltd. (b) 4.000% 12/07/15	75,000	78,552
Methanex Corp. 5.250% 3/01/22	5,000	5,576
RPM International, Inc. 3.450% 11/15/22	50,000	49,558
RPM International, Inc. 6.125% 10/15/19	50,000	58,705
RPM International, Inc. 6.250% 12/15/13	70,000	72,432
Valspar Corp. 7.250% 6/15/19	25,000	30,961

		499,929

Commercial Services — 0.1%
Brambles USA, Inc. (b) 3.950% 4/01/15	55,000	57,421
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	30,000	31,838
ERAC USA Finance Co. (b) 6.700% 6/01/34	35,000	42,816

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
ERAC USA Finance LLC (b) 3.300% 10/15/22	$25,000	$25,185

		157,260

Computers — 0.1%
Brocade Communications Systems, Inc. 6.875% 1/15/20	5,000	5,475
Hewlett-Packard Co. 2.200% 12/01/15	50,000	50,980
International Business Machines Corp. 5.600% 11/30/39	30,000	37,367

		93,822

Cosmetics & Personal Care — 0.0%
Avon Products, Inc. 5.000% 3/15/23	30,000	30,782
The Procter & Gamble Co. 5.800% 8/15/34	10,000	12,960

		43,742

Distribution & Wholesale — 0.0%
Arrow Electronics, Inc. 4.500% 3/01/23	15,000	15,130

Diversified Financial — 1.8%
American Express Co. 6.150% 8/28/17	50,000	59,810
American Express Co. 8.125% 5/20/19	30,000	40,356
The Bear Stearns Cos., Inc. 7.250% 2/01/18	60,000	74,566
BlackRock, Inc. 5.000% 12/10/19	20,000	23,730
BlackRock, Inc. 6.250% 9/15/17	45,000	54,742
Citigroup, Inc. 5.375% 8/09/20	50,000	58,537
Citigroup, Inc. 5.500% 10/15/14	40,000	42,684
Citigroup, Inc. 5.500% 2/15/17	115,000	127,883
Citigroup, Inc. 5.875% 5/29/37	5,000	5,915
Citigroup, Inc. 5.875% 1/30/42	20,000	23,903
Citigroup, Inc. 6.375% 8/12/14	80,000	85,734
Citigroup, Inc. 8.125% 7/15/39	15,000	21,987
Citigroup, Inc. 8.500% 5/22/19	30,000	39,967
CNH Capital LLC 3.875% 11/01/15	70,000	71,750
Eaton Vance Corp. 6.500% 10/02/17	20,000	24,019

	Principal Amount	Value
Ford Motor Credit Co. LLC 2.750% 5/15/15	$15,000	$15,311
Ford Motor Credit Co. LLC 3.875% 1/15/15	245,000	254,694
Ford Motor Credit Co. LLC 8.700% 10/01/14	25,000	27,616
General Electric Capital Corp. 1.600% 11/20/17	60,000	60,227
General Electric Capital Corp. 5.625% 5/01/18	25,000	29,587
General Electric Capital Corp. 6.000% 8/07/19	30,000	36,422
General Electric Capital Corp. 6.875% 1/10/39	55,000	72,063
The Goldman Sachs Group, Inc. 1.600% 11/23/15	55,000	55,504
The Goldman Sachs Group, Inc. 5.375% 3/15/20	45,000	51,268
The Goldman Sachs Group, Inc. 5.625% 1/15/17	35,000	39,186
The Goldman Sachs Group, Inc. 5.750% 1/24/22	40,000	46,509
The Goldman Sachs Group, Inc. 6.150% 4/01/18	20,000	23,567
The Goldman Sachs Group, Inc. 6.345% 2/15/34	20,000	20,838
HSBC Finance Corp. 6.676% 1/15/21	30,000	35,500
Hyundai Capital America (b) 1.625% 10/02/15	30,000	30,205
International Lease Finance Corp. 3.875% 4/15/18	55,000	54,862
International Lease Finance Corp. 5.750% 5/15/16	65,000	70,200
Janus Capital Group, Inc. 6.700% 6/15/17	50,000	57,236
JP Morgan Chase & Co. 3.450% 3/01/16	85,000	90,369
JP Morgan Chase & Co. 4.500% 1/24/22	40,000	43,837
JP Morgan Chase & Co. 4.950% 3/25/20	70,000	80,248
JP Morgan Chase & Co. 5.600% 7/15/41	20,000	23,787
Lazard Group LLC 6.850% 6/15/17	75,000	86,231
Lazard Group LLC 7.125% 5/15/15	95,000	105,088
Merrill Lynch & Co., Inc. 7.750% 5/14/38	20,000	26,656
Morgan Stanley 3.800% 4/29/16	30,000	31,828

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley 4.200% 11/20/14	$130,000	$136,070
Morgan Stanley 5.450% 1/09/17	60,000	67,160
Morgan Stanley 5.625% 9/23/19	50,000	57,494
Morgan Stanley 5.750% 1/25/21	20,000	23,112
TD Ameritrade Holding Corp. 4.150% 12/01/14	15,000	15,824

		2,524,082

Electric — 0.8%
The AES Corp. 7.750% 10/15/15	25,000	28,094
Ameren Corp. 8.875% 5/15/14	95,000	102,576
CMS Energy Corp. 2.750% 5/15/14	115,000	116,906
CMS Energy Corp. 5.050% 2/15/18	80,000	91,240
CMS Energy Corp. 6.875% 12/15/15	10,000	11,404
Florida Power & Light Co. 4.950% 6/01/35	25,000	28,748
Georgia Power Co. 4.300% 3/15/42	10,000	10,033
IPALCO Enterprises, Inc. 5.000% 5/01/18	75,000	81,000
Kansas Gas & Electric Co. 5.647% 3/29/21	55,283	61,759
LG&E and KU Energy LLC 4.375% 10/01/21	60,000	65,632
MidAmerican Energy Holdings Co. 5.950% 5/15/37	70,000	86,262
National Fuel Gas Co. 3.750% 3/01/23	20,000	20,277
Nevada Power Co. Series N 6.650% 4/01/36	20,000	26,714
Niagara Mohawk Power Corp. (b) 2.721% 11/28/22	35,000	34,478
NiSource Finance Corp. 5.800% 2/01/42	40,000	44,817
Oncor Electric Delivery Co. 6.800% 9/01/18	5,000	6,223
Oncor Electric Delivery Co. 7.500% 9/01/38	15,000	20,965
Pacific Gas & Electric Co. 5.800% 3/01/37	25,000	30,481
PPL Capital Funding, Inc. 3.500% 12/01/22	25,000	25,184
Southern California Edison Co. 5.950% 2/01/38	20,000	25,877

	Principal Amount	Value
Tenaska Oklahoma I LP (b) 6.528% 12/30/14	$33,373	$34,108
Tri-State Generation & Transmission Association, Series 2003, Class A (b) 6.040% 1/31/18	53,257	58,549
Virginia Electric and Power Co. 6.350% 11/30/37	30,000	40,524
Wisconsin Public Service Corp. 5.650% 11/01/17	50,000	58,530

		1,110,381

Electrical Components & Equipment — 0.1%
Anixter, Inc. 5.950% 3/01/15	130,000	138,125
Energizer Holdings, Inc. 4.700% 5/24/22	40,000	42,569

		180,694

Electronics — 0.1%
Amphenol Corp. 4.000% 2/01/22	20,000	20,948
Arrow Electronics, Inc. 6.000% 4/01/20	45,000	50,418
Avnet, Inc. 4.875% 12/01/22	36,000	37,335
Jabil Circuit, Inc. 7.750% 7/15/16	35,000	40,294
PerkinElmer, Inc. 5.000% 11/15/21	30,000	32,990

		181,985

Entertainment — 0.0%
International Game Technology 5.500% 6/15/20	25,000	26,921

Environmental Controls — 0.0%
Republic Services, Inc. 3.800% 5/15/18	30,000	32,989
Republic Services, Inc. 5.250% 11/15/21	5,000	5,845

		38,834

Foods — 0.3%
ConAgra Foods, Inc. (b) 4.950% 8/15/20	30,000	34,353
ConAgra Foods, Inc. (b) 6.625% 8/15/39	15,000	18,727
ConAgra Foods, Inc. 7.000% 4/15/19	40,000	50,060
Kraft Foods, Inc. 4.125% 2/09/16	60,000	65,319
Kraft Foods, Inc. 6.500% 2/09/40	20,000	25,972
TreeHouse Foods, Inc. 7.750% 3/01/18	75,000	81,281

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Tyson Foods, Inc. 4.500% 6/15/22	$30,000	$32,644
Tyson Foods, Inc. 6.600% 4/01/16	45,000	51,547

		359,903

Forest Products & Paper — 0.1%
International Paper Co. 4.750% 2/15/22	20,000	22,512
International Paper Co. 7.300% 11/15/39	25,000	32,960
International Paper Co. 9.375% 5/15/19	15,000	20,615
The Mead Corp. 7.550% 3/01/47	50,000	55,442
Plum Creek Timberlands LP 3.250% 3/15/23	35,000	34,446

		165,975

Gas — 0.0%
Boston Gas Co. (b) 4.487% 2/15/42	10,000	10,460
Southern Union Co. VRN 3.316% 5/13/13	50,000	43,875

		54,335

Health Care – Products — 0.0%
Boston Scientific Corp. 6.000% 1/15/20	35,000	40,910
Johnson & Johnson 5.850% 7/15/38	10,000	13,214

		54,124

Health Care – Services — 0.2%
Cigna Corp. 2.750% 11/15/16	40,000	42,226
Cigna Corp. 5.125% 6/15/20	20,000	23,070
HCA, Inc. 8.500% 4/15/19	30,000	33,112
Kaiser Foundation Hospitals 3.500% 4/01/22	15,000	15,746
Roche Holdings, Inc. (b) 6.000% 3/01/19	15,000	18,655
Roche Holdings, Inc. (b) 7.000% 3/01/39	5,000	7,259
UnitedHealth Group, Inc. 6.875% 2/15/38	45,000	60,562

		200,630

Holding Company – Diversified — 0.3%
Hutchison Whampoa International Ltd. (b) 5.750% 9/11/19	45,000	53,339
Leucadia National Corp. 7.750% 8/15/13	350,000	357,437

		410,776

	Principal Amount	Value
Home Furnishing — 0.0%
Whirlpool Corp. 3.700% 3/01/23	$20,000	$20,384
Whirlpool Corp. 5.150% 3/01/43	10,000	10,106
Whirlpool Corp. 8.600% 5/01/14	20,000	21,615

		52,105

Household Products — 0.0%
Church & Dwight Co., Inc. 3.350% 12/15/15	30,000	31,695

Housewares — 0.1%
Newell Rubbermaid, Inc. 2.050% 12/01/17	15,000	15,083
Toro Co. 7.800% 6/15/27	40,000	47,410

		62,493

Insurance — 0.6%
Aflac, Inc. 8.500% 5/15/19	25,000	33,788
The Allstate Corp. 5.550% 5/09/35	30,000	36,036
The Allstate Corp. 7.450% 5/16/19	10,000	13,148
American International Group, Inc. 3.000% 3/20/15	50,000	51,874
American International Group, Inc. 3.650% 1/15/14	10,000	10,233
CNA Financial Corp. 7.350% 11/15/19	40,000	50,631
The Hartford Financial Services Group, Inc. 4.000% 3/30/15	60,000	63,411
ING US, Inc. (b) 5.500% 7/15/22	30,000	33,192
Lincoln National Corp. 4.300% 6/15/15	20,000	21,416
Lincoln National Corp. 8.750% 7/01/19	50,000	67,770
Marsh & McLennan Cos., Inc. 4.800% 7/15/21	45,000	51,368
Marsh & McLennan Cos., Inc. 5.875% 8/01/33	50,000	58,870
MetLife, Inc. Series A 6.817% 8/15/18	10,000	12,465
Principal Financial Group, Inc. 8.875% 5/15/19	30,000	40,814
Prudential Financial, Inc. 3.875% 1/14/15	45,000	47,346
Prudential Financial, Inc. 4.500% 11/15/20	25,000	28,099
Prudential Financial, Inc. 4.750% 9/17/15	75,000	81,710

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Prudential Financial, Inc. VRN 5.200% 3/15/44	$65,000	$65,163
Prudential Financial, Inc. VRN 5.625% 6/15/43	39,000	40,365
Prudential Financial, Inc. 6.200% 11/15/40	15,000	18,141
Reinsurance Group of America, Inc. 5.000% 6/01/21	40,000	44,589
The Travelers Cos., Inc. 6.250% 6/15/37	25,000	33,338

		903,767

Internet — 0.1%
Expedia, Inc. 7.456% 8/15/18	65,000	77,671

Investment Companies — 0.1%
Xstrata Finance Canada (b) 2.850% 11/10/14	50,000	51,244
Xstrata Finance Canada (b) 5.800% 11/15/16	45,000	51,234
Xstrata Finance Canada Ltd. (b) 1.800% 10/23/15	50,000	50,568

		153,046

Iron & Steel — 0.3%
Allegheny Technologies, Inc. 5.950% 1/15/21	48,000	53,663
Allegheny Technologies, Inc. 9.375% 6/01/19	25,000	32,184
ArcelorMittal 4.250% 8/05/15	50,000	51,967
ArcelorMittal 5.750% 8/05/20	60,000	63,300
ArcelorMittal 9.500% 2/15/15	115,000	129,950
Cliffs Natural Resources, Inc. 3.950% 1/15/18	25,000	25,101
Reliance Steel & Aluminum Co. 6.200% 11/15/16	55,000	61,319
Reliance Steel & Aluminum Co. 6.850% 11/15/36	55,000	59,903

		477,387

Leisure Time — 0.0%
Carnival Corp. 1.875% 12/15/17	50,000	50,157

Lodging — 0.3%
Choice Hotels International, Inc. 5.700% 8/28/20	55,000	60,363
Hyatt Hotels Corp. (b) 5.750% 8/15/15	20,000	21,727
Marriott International, Inc. 5.810% 11/10/15	15,000	16,543

	Principal Amount	Value
Marriott International, Inc. 6.200% 6/15/16	$180,000	$206,185
Starwood Hotels & Resorts Worldwide, Inc. 6.750% 5/15/18	5,000	6,069
Wyndham Worldwide Corp. 2.500% 3/01/18	35,000	35,198
Wyndham Worldwide Corp. 2.950% 3/01/17	15,000	15,436
Wynn Las Vegas LLC 7.750% 8/15/20	90,000	100,912

		462,433

Machinery – Diversified — 0.1%
Roper Industries, Inc. 3.125% 11/15/22	25,000	25,093
Xylem, Inc. 3.550% 9/20/16	40,000	42,654
Xylem, Inc. 4.875% 10/01/21	20,000	22,587

		90,334

Manufacturing — 0.2%
Eaton Corp. (b) 1.500% 11/02/17	25,000	25,072
General Electric Co. 4.125% 10/09/42	50,000	50,127
Harsco Corp 2.700% 10/15/15	50,000	50,470
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	40,000	48,278
Tyco Electronics Group SA 6.550% 10/01/17	40,000	47,833

		221,780

Media — 0.3%
CBS Corp. 7.875% 7/30/30	40,000	52,886
Comcast Corp. 6.400% 5/15/38	35,000	44,018
NBCUniversal Media LLC 6.400% 4/30/40	5,000	6,339
News America, Inc. 6.900% 8/15/39	25,000	31,827
Scholastic Corp. 5.000% 4/15/13	80,000	80,101
Time Warner Cable, Inc. 4.000% 9/01/21	30,000	32,010
Time Warner Cable, Inc. 6.750% 6/15/39	25,000	29,503
Time Warner Cable, Inc. 8.250% 4/01/19	10,000	13,017
Time Warner Cable, Inc. 8.750% 2/14/19	10,000	13,225

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Time Warner, Inc. 4.700% 1/15/21	$35,000	$39,466
Time Warner, Inc. 6.100% 7/15/40	25,000	28,986
Time Warner, Inc. 6.250% 3/29/41	5,000	5,911
Viacom, Inc. 6.250% 4/30/16	40,000	45,944

		423,233

Metal Fabricate & Hardware — 0.0%
The Timken Co. 6.000% 9/15/14	25,000	26,598

Mining — 0.2%
AngloGold Ashanti Holdings PLC 5.125% 8/01/22	16,000	16,219
Freeport-McMoRan Copper & Gold, Inc. (b) 2.375% 3/15/18	20,000	20,083
Freeport-McMoRan Copper & Gold, Inc. (b) 3.875% 3/15/23	30,000	30,087
Freeport-McMoRan Copper & Gold, Inc. (b) 5.450% 3/15/43	30,000	29,649
Newcrest Finance Property Ltd. (b) 4.450% 11/15/21	50,000	52,709
Rio Tinto Finance USA Ltd. 9.000% 5/01/19	50,000	68,882
Vale Overseas Ltd. 6.250% 1/23/17	65,000	74,161
Vale Overseas Ltd. 6.875% 11/10/39	15,000	17,105
Vulcan Materials Co. 6.500% 12/01/16	20,000	22,400

		331,295

Office Equipment/Supplies — 0.1%
Pitney Bowes Inc, Series MTN 4.750% 1/15/16	25,000	26,279
Xerox Corp. 4.250% 2/15/15	30,000	31,600

		57,879

Office Furnishings — 0.0%
Steelcase, Inc. 6.375% 2/15/21	50,000	55,280

Oil & Gas — 0.7%
Anadarko Petroleum Corp. 6.450% 9/15/36	30,000	36,872
Chesapeake Energy Corp. 9.500% 2/15/15	60,000	67,800
Chesapeake Energy Corp., Convertible 2.250% 12/15/38	10,000	8,875
Chesapeake Energy Corp., Convertible 2.500% 5/15/37	90,000	86,231

	Principal Amount	Value
ConocoPhillips 6.500% 2/01/39	$20,000	$26,744
Devon Energy Corp. 5.600% 7/15/41	40,000	43,707
EQT Corp. 4.875% 11/15/21	25,000	26,488
Motiva Enterprises LLC (b) 5.750% 1/15/20	40,000	48,023
Motiva Enterprises LLC (b) 6.850% 1/15/40	35,000	46,986
Nexen, Inc. 7.500% 7/30/39	5,000	7,269
Pemex Project Funding Master Trust 6.625% 6/15/38	5,000	5,975
Petrobras International Finance Co. 3.875% 1/27/16	45,000	47,092
Petrobras International Finance Co. 5.375% 1/27/21	50,000	53,950
Petrobras International Finance Co. 6.750% 1/27/41	20,000	22,606
Petroleos Mexicanos 5.500% 1/21/21	60,000	68,850
Phillips 66 4.300% 4/01/22	20,000	21,955
Phillips 66 5.875% 5/01/42	20,000	23,491
Pioneer Natural Resources Co. 5.875% 7/15/16	50,000	56,545
Rowan Cos., Inc. 4.875% 6/01/22	50,000	54,350
Rowan Cos., Inc. 5.000% 9/01/17	30,000	33,439
Rowan Cos., Inc. 5.400% 12/01/42	35,000	34,946
Shell International Finance BV 5.500% 3/25/40	15,000	18,689
Talisman Energy, Inc. 5.500% 5/15/42	20,000	20,802
Transocean, Inc. 4.950% 11/15/15	70,000	75,739
Transocean, Inc. 5.050% 12/15/16	40,000	44,444
Valero Energy Corp. 6.125% 2/01/20	40,000	48,603

		1,030,471

Oil & Gas Services — 0.1%
Baker Hughes, Inc. 5.125% 9/15/40	40,000	46,498
Superior Energy Services, Inc. 7.125% 12/15/21	45,000	50,344
Weatherford International Ltd. 4.500% 4/15/22	25,000	25,753

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Weatherford International Ltd. 5.950% 4/15/42	$20,000	$20,614

		143,209

Packaging & Containers — 0.0%
Brambles USA Inc., Series A (b) 5.350% 4/01/20	15,000	16,848
Sonoco Products Co. 4.375% 11/01/21	25,000	27,116

		43,964

Pharmaceuticals — 0.2%
McKesson Corp. 4.750% 3/01/21	30,000	34,750
McKesson Corp. 6.000% 3/01/41	30,000	38,649
Merck Sharp & Dohme Corp. 5.850% 6/30/39	10,000	12,930
Mylan, Inc. (b) 7.625% 7/15/17	10,000	11,117
Mylan, Inc. (b) 7.875% 7/15/20	100,000	116,692
Pfizer, Inc. 7.200% 3/15/39	35,000	51,570
Teva Pharmaceutical Finance Co. LLC 6.150% 2/01/36	25,000	31,769
Zoetis, Inc. (b) 3.250% 2/01/23	15,000	15,211

		312,688

Pipelines — 0.6%
Boardwalk Pipelines LLC 5.500% 2/01/17	40,000	44,655
CenterPoint Energy Resources Corp. 4.500% 1/15/21	25,000	28,404
CenterPoint Energy Resources Corp. 5.850% 1/15/41	20,000	25,073
DCP Midstream LLC (b) 9.750% 3/15/19	5,000	6,585
El Paso Pipeline Partners Operating Co. LLC 4.100% 11/15/15	25,000	26,831
Enogex LLC (b) 6.875% 7/15/14	120,000	126,355
Enterprise Products Operating LP 3.200% 2/01/16	25,000	26,527
Gulf South Pipeline Co. LP (b) 5.050% 2/01/15	40,000	42,741
Kern River Funding Corp. (b) 4.893% 4/30/18	92,925	101,537
Kinder Morgan Energy Partners LP 6.000% 2/01/17	25,000	29,063
Kinder Morgan Energy Partners LP 6.500% 2/01/37	25,000	29,989

	Principal Amount	Value
Kinder Morgan Energy Partners LP 6.950% 1/15/38	$5,000	$6,276
Kinder Morgan Finance Co. LLC (b) 6.000% 1/15/18	35,000	38,732
ONEOK Partners LP 3.250% 2/01/16	25,000	26,410
ONEOK Partners LP 6.125% 2/01/41	30,000	34,889
Southern Natural Gas Co. LLC (b) 5.900% 4/01/17	55,000	64,104
TransCanada PipeLines Ltd. 6.200% 10/15/37	30,000	37,737
The Williams Cos., Inc. 3.700% 1/15/23	20,000	19,854
Williams Partners LP 5.250% 3/15/20	75,000	85,469

		801,231

Real Estate Investment Trusts (REITS) — 0.5%
Boston Properties LP 3.700% 11/15/18	20,000	21,930
Boston Properties LP 4.125% 5/15/21	30,000	32,507
Brandywine Operating Partners LP 4.950% 4/15/18	40,000	44,100
BRE Properties, Inc. 3.375% 1/15/23	40,000	39,722
DDR Corp. 4.625% 7/15/22	50,000	54,086
DDR Corp. 4.750% 4/15/18	15,000	16,583
DDR Corp. 7.875% 9/01/20	15,000	19,072
Developers Diversified Realty Corp. 5.500% 5/01/15	75,000	81,040
Duke Realty LP 3.625% 4/15/23	30,000	30,039
Duke Realty LP 8.250% 8/15/19	50,000	64,755
ERP Operating LP 4.625% 12/15/21	15,000	16,820
HCP, Inc. 2.625% 2/01/20	35,000	35,224
Host Hotels & Resorts LP 9.000% 5/15/17	20,000	21,075
Realty Income Corp. 2.000% 1/31/18	90,000	90,586
Realty Income Corp. 3.250% 10/15/22	50,000	48,958
UDR, Inc. 4.625% 1/10/22	40,000	43,942
Ventas Realty LP/Ventas Capital Corp. 4.250% 3/01/22	20,000	21,485

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Weingarten Realty Investors 3.500% 4/15/23	$45,000	$44,776

		726,700

Retail — 0.2%
Best Buy Co., Inc. 7.250% 7/15/13	25,000	25,375
CVS Caremark Corp. 6.125% 9/15/39	10,000	12,355
CVS Pass-Through Trust (b) 5.926% 1/10/34	58,395	69,018
Darden Restaurants, Inc. 3.350% 11/01/22	20,000	19,021
The Home Depot, Inc. 5.950% 4/01/41	30,000	38,128
McDonald’s Corp. 6.300% 10/15/37	25,000	33,790
O’Reilly Automotive, Inc. 4.875% 1/14/21	40,000	44,370
QVC, Inc. (b) 4.375% 3/15/23	25,000	25,273
QVC, Inc. 5.125% 7/02/22	10,000	10,593
Wal-Mart Stores, Inc. 5.625% 4/15/41	40,000	50,031

		327,954

Savings & Loans — 0.1%
First Niagara Financial Group, Inc. 7.250% 12/15/21	35,000	42,627
Glencore Funding LLC (b) 6.000% 4/15/14	150,000	157,123
Washington Mutual Bank (c) 5.650% 8/15/14	180,000	18

		199,768

Semiconductors — 0.1%
Intel Corp., Convertible 2.950% 12/15/35	50,000	53,063
Micron Technology, Inc., Convertible (b) 2.125% 2/15/33	44,000	49,830

		102,893

Software — 0.1%
CA, Inc. 5.375% 12/01/19	40,000	45,270
ManTech International Corp. 7.250% 4/15/18	35,000	37,100
Microsoft Corp. 3.000% 10/01/20	5,000	5,343
Oracle Corp. 1.200% 10/15/17	50,000	50,055

		137,768

	Principal Amount	Value
Telecommunications — 0.9%
America Movil SAB de CV 5.000% 3/30/20	$25,000	$28,117
America Movil SAB de CV 6.125% 3/30/40	30,000	34,921
American Tower Corp. 4.500% 1/15/18	60,000	65,988
AT&T, Inc. 6.500% 9/01/37	65,000	79,710
British Telecom PLC STEP 9.625% 12/15/30	15,000	23,250
CenturyLink, Inc. 5.500% 4/01/13	45,000	45,000
CenturyLink, Inc. 6.150% 9/15/19	30,000	31,800
CenturyLink, Inc. 7.600% 9/15/39	10,000	9,700
CenturyLink, Inc. 7.650% 3/15/42	10,000	9,662
Cisco Systems, Inc. 5.500% 1/15/40	10,000	11,933
Deutsche Telekom International Finance BV STEP 8.750% 6/15/30	15,000	21,240
Embarq Corp. 7.082% 6/01/16	30,000	34,345
Frontier Communications Corp. 7.875% 4/15/15	65,000	74,181
Juniper Networks, Inc. 4.600% 3/15/21	25,000	26,824
Juniper Networks, Inc. 5.950% 3/15/41	35,000	39,011
Motorola Solutions, Inc. 3.500% 3/01/23	40,000	40,236
Rogers Communications, Inc. 7.500% 8/15/38	5,000	6,894
Telecom Italia Capital 4.950% 9/30/14	60,000	62,143
Telecom Italia Capital 6.000% 9/30/34	10,000	9,284
Telecom Italia Capital 6.175% 6/18/14	70,000	73,232
Telefonaktiebolaget LM Ericsson 4.125% 5/15/22	25,000	25,994
Telefonica Emisiones SAU 2.582% 4/26/13	75,000	75,074
Telefonica Emisiones SAU 3.992% 2/16/16	65,000	67,752
Telefonica Emisiones SAU 5.462% 2/16/21	30,000	32,286
Verizon Communications, Inc. 8.750% 11/01/18	19,000	25,552

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Verizon Global Funding Corp. 7.750% 12/01/30	$40,000	$54,644
Virgin Media Finance PLC 8.375% 10/15/19	100,000	111,750
Virgin Media Secured Finance PLC 6.500% 1/15/18	100,000	106,500

		1,227,023

Transportation — 0.2%
Asciano Finance (b) 3.125% 9/23/15	25,000	25,757
Asciano Finance (b) 5.000% 4/07/18	55,000	60,337
Canadian National Railway Co. 5.850% 11/15/17	30,000	36,089
Canadian National Railway Co. 6.375% 11/15/37	20,000	27,708
Con-way, Inc. 7.250% 1/15/18	10,000	11,780
CSX Corp. 7.250% 5/01/27	10,000	12,943
Norfolk Southern Corp. 6.000% 5/23/2111	20,000	24,450
Ryder System, Inc. 2.500% 3/01/18	110,000	112,800
Union Pacific Corp. 4.000% 2/01/21	25,000	27,916

		339,780

Trucking & Leasing — 0.3%
GATX Corp. 2.375% 7/30/18	30,000	30,343
GATX Corp. 3.500% 7/15/16	40,000	42,363
GATX Corp. 3.900% 3/30/23	20,000	20,150
GATX Corp. 4.750% 5/15/15	35,000	37,137
GATX Corp. 4.750% 6/15/22	30,000	31,813
GATX Corp. 8.750% 5/15/14	100,000	108,352
Penske Truck Leasing Co. LP/PTL Finance Corp. (b) 2.500% 3/15/16	130,000	133,153
Penske Truck Leasing Co. LP/PTL Finance Corp. (b) 3.125% 5/11/15	45,000	46,561

		449,872

TOTAL CORPORATE DEBT (Cost $16,534,435)		17,722,061

	Principal Amount	Value
MUNICIPAL OBLIGATIONS — 0.1%
State of California 5.950% 4/01/16	$35,000	$40,087
State of California BAB 7.550% 4/01/39	25,000	36,092
State of Illinois 5.365% 3/01/17	100,000	111,518

		187,697

TOTAL MUNICIPAL OBLIGATIONS (Cost $263,020)		187,697

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.3%
Automobile ABS — 0.2%
American Credit Acceptance Receivables Trust, Series 2012-3, Class A (b) 1.640% 11/15/16	55,259	55,241
American Credit Acceptance Receivables Trust, Series 2012-2, Class A (b) 1.890% 7/15/16	25,541	25,707
California Republic Auto Receivables Trust, Series 2012-1, Class A (b) 1.180% 8/15/17	83,126	83,034
Chesapeake Funding LLC, Series 2009-2A, Class A FRN (b) 1.953% 9/15/21	47,115	47,411
First Investors Auto Owner Trust, Series 2012-2A, Class A2 (b) 1.470% 5/15/18	45,615	46,082
Santander Consumer Acquired Receivables Trust, Series 2011-WO, Class A3 (b) 1.400% 10/15/14	11,481	11,485
Santander Drive Auto Receivables Trust, Series 2011-S2A, Class B (b) 2.060% 6/15/17	31,217	31,356

		300,316

Commercial MBS — 1.5%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.754% 2/10/51	75,000	86,808
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4 VRN 6.194% 2/10/51	75,000	89,951
Banc of America Reremic Trust, Series 2012-PARK, Class A (b) 2.959% 12/10/30	100,000	101,484
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	75,000	84,714
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	50,000	53,786

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/45	$8,963	$9,138
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/50	75,000	87,500
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class AM VRN 5.757% 9/11/38	85,000	93,869
COMM 2007-C9 Mortgage Trust, Series 2007-C9, Class A4 VRN 5.800% 12/10/49	83,000	97,629
Commercial Mortgage Pass Through Certificates, Series 2013-GAM, Class A1 (b) 1.705% 2/10/28	140,000	140,234
Commercial Mortgage Pass Through Certificates, Series 2012-CR4, Class B (b) 3.703% 10/15/45	35,000	36,057
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C1, Class A4 VRN 4.750% 1/15/37	90,212	92,242
GS Mortgage Securities Trust 01/18 Series 2013-NYC5 2.318% 1/10/18	100,000	102,539
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	100,000	111,511
Morgan Stanley Capital I, Series 2011-C2, Class B VRN (b) 5.200% 6/15/44	100,000	114,968
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	40,000	44,143
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	74,098	74,999
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.275% 1/11/43	35,000	42,359
STRIPs Ltd., Series 2012-1A, Class A (b) 1.500% 12/25/44	90,701	89,642
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ VRN 5.539% 8/15/39	50,000	54,646
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	150,000	171,334

	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4 VRN 5.926% 2/15/51	$35,000	$40,287
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1 (b) 3.349% 11/15/43	84,608	90,502
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2 (b) 3.791% 2/15/44	100,000	107,515
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B 4.311% 8/15/45	40,000	43,016
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class B (b) 4.740% 3/15/44	50,000	55,648

		2,116,521

Home Equity ABS — 0.9%
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.474% 8/25/35	68,585	67,122
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Class A2C FRN 0.564% 7/25/35	23,605	23,302
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A2 FRN 0.574% 11/25/34	29,528	29,318
Asset-Backed Funding Certificates, Series 2005-WMC1, Class M1 FRN 0.864% 6/25/35	42,092	41,358
Bayview Financial Mortgage Pass-Through Trust, Series 2005-B, Class M1 FRN 0.654% 4/28/39	40,000	35,247
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2 FRN 0.301% 5/25/36	58	58
Carrington Mortgage Loan Trust, Series 2006-FRE1, Class A2 FRN 0.314% 7/25/36	28,410	27,969
Citigroup Mortgage Loan Trust, Inc., Series 2003-HE4, Class A FRN (b) 0.614% 12/25/33	12,715	12,718
Citigroup Mortgage Loan Trust, Inc., Series 2005-OPT4, Class M2 FRN 1.000% 7/25/35	30,000	28,707
Countrywide Asset-Backed Certificates, Series 2005-6, Class M1 FRN 0.694% 12/25/35	26,225	25,150
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 4.434% 9/25/34	8,868	8,840

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Credit-Based Asset Servicing and Securitization LLC, Series 2006-RP2, Class A2 FRN (b) 0.494% 7/25/36	$65,225	$64,526
First Frankin Mortgage Loan Trust, Series 2005-FF6, Class M1 FRN 0.624% 5/25/36	40,000	37,881
First Frankin Mortgage Loan Trust, Series 2005-FF7, Class M1 FRN 0.654% 7/25/35	83,000	78,629
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.444% 1/25/36	30,427	29,506
GSAMP Trust, Series 2005-AHL, Class M1 FRN 0.634% 4/25/35	30,476	28,590
Home Equity Asset Trust, Series 2007-2, Class 2A1 FRN 0.314% 7/25/37	8,183	8,166
Home Equity Asset Trust, Series 2006-4, Class 2A3 FRN 0.374% 8/25/36	31,996	31,186
Home Equity Asset Trust, Series 2006-3, Class 2A3 FRN 0.384% 7/25/36	22,229	22,163
Home Equity Asset Trust, Series 2005-4, Class M2 FRN 0.644% 10/25/35	40,419	39,426
JP Morgan Mortgage Acquisition Corp., Series 2005-FLD1, Class M2 FRN 0.694% 7/25/35	41,422	40,169
Lake Country Mortgage Loan Trust, Series 2005-HE1, Class M1 FRN (b) 0.984% 12/25/32	45,476	43,313
Long Beach Mortgage Loan Trust, Series 2005-3, Class 2A2 FRN 0.484% 8/25/45	12,177	12,058
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2 FRN 0.754% 6/25/35	89,103	83,148
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2 FRN 0.999% 2/25/35	60,000	55,956
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (b) 0.939% 6/28/35	67,832	63,905
Morgan Stanley Capital, Inc., Series 2005-WMC6, Class M2 FRN 0.704% 7/25/35	55,000	52,997
Nomura Home Equity Loan, Inc., Series 2005-FM1, Class M1 FRN 0.674% 5/25/35	29,327	28,480

	Principal Amount	Value
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.584% 8/25/35	$49,200	$48,481
Park Place Securities, Inc., Series 2005-WHQ1, Class M2 FRN 0.704% 3/25/35	41,830	40,404
Residential Asset Securities Corp., Series 2006-KS2, Class A3 FRN 0.394% 3/25/36	24,442	24,293
Specialty Underwriting & Residential Finance, Series 2005-AB1, Class A1C FRN 0.544% 3/25/36	25,810	25,607
Structured Asset Investment Loan Trust, Series 2005-7, Class A5 FRN 0.564% 8/25/35	31,032	30,775
Wells Fargo Home Equity Trust, Series 2006-1, Class A3 FRN 0.354% 5/25/36	7,465	7,457

		1,196,905

Other ABS — 0.7%
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (b) (d) 4.000% 3/20/43	50,000	50,001
CLI Funding LLC, Series 2006-1A, Class A FRN (b) 0.383% 8/18/21	77,524	76,366
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (b) 5.216% 1/25/42	49,250	55,853
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2 (b) 4.212% 10/15/42	99,036	102,990
Icon Brands Holdings LLC, Series 2012-1A, Class A (b) 4.229% 1/25/43	50,000	52,729
Newport Waves CDO (Acquired 3/30/07, Cost $249,710), Series 2007-1A, Class A3LS FRN (b) (e) 0.880% 6/20/14	250,000	239,025
Sierra Receivables Funding Co. LLC, Series 2012-3A, Class A (b) 1.870% 8/20/29	80,869	81,843
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (b) 2.840% 11/20/28	56,446	57,660
Sierra Receivables Funding Co. LLC, Series 2011-1A, Class A (b) 3.350% 4/20/26	49,597	51,823
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (b) 4.370% 7/15/41	80,018	86,720

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Triton Container Finance LLC, Series 2006-1A FRN (b) 0.370% 11/26/21	$73,333	$71,737

		926,747

Student Loans ABS — 0.8%
Access Group, Inc., Series 2007-A, Class A2 FRN 0.418% 8/25/26	47,387	46,232
Access Group, Inc., Series 2004-1, Class A4 FRN 1.702% 12/27/32	25,000	21,818
Access Group, Inc., Series 2002-1, Class A4 VRN 1.704% 9/01/37	50,000	43,479
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 1.704% 1/25/47	75,000	64,500
Education Funding Capital Trust I, Series 2004-1, Class A2 FRN 0.440% 12/15/22	52,281	52,151
Education Funding Capital Trust I, Series 2004-1, Class A4 FRN 1.702% 6/15/43	50,000	49,500
Education Funding Capital Trust I, Series 2004-1, Class A6 FRN 1.704% 6/15/43	50,000	45,781
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.950% 6/15/43	50,000	38,779
Goal Capital Funding Trust, Series 2006-1, Class A3 FRN 0.408% 11/25/26	100,000	98,368
KeyCorp Student Loan Trust, Series 2004-A, Class 2A2 FRN 0.601% 10/28/41	82,132	81,020
National Collegiate Student Loan Trust, Series 2006-3, Class A2 FRN 0.314% 3/25/26	16,567	16,491
National Collegiate Student Loan Trust, Series 2004-2, Class A3 FRN 0.414% 4/26/27	31,379	31,114
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (b) 1.004% 4/25/46	33,222	33,679
Northstar Education Finance, Inc., Series 2006-A, Class A3 FRN 0.497% 5/28/26	77,740	76,993
SLC Student Loan Trust, Series 2006-A, Class A5 FRN 0.474% 7/15/36	100,000	94,254
SLM Student Loan Trust, Series 2003-2, Class A7 FRN 1.140% 9/15/28	50,000	50,000

	Principal Amount	Value
SLM Student Loan Trust, Series 2003-10A, Class A1H FRN (b) 1.692% 12/15/16	$100,000	$100,000
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (b) 1.693% 12/15/16	50,000	50,000
SLM Student Loan Trust, Series 2003-5, Class A9 FRN 1.750% 6/17/30	50,000	50,000
SLM Student Loan Trust, Series 2003-5, Class A7 FRN 2.500% 6/17/30	50,000	50,000
SLM Student Loan Trust, Series 2003-10A, Class B FRN (b) 3.370% 12/17/46	75,000	60,000

		1,154,159

WL Collateral CMO — 0.2%
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 FRN 2.905% 2/25/34	9,125	9,197
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 3.148% 9/25/33	4,428	3,881
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 FRN 2.717% 8/25/34	6,386	6,078
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.393% 1/19/38	81,792	64,615
HSI Asset Securitization Corp. Trust, Series 2005, Class IIA3 FRN 0.564% 7/25/35	21,222	20,480
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.314% 5/25/37	88,782	53,482
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A FRN 2.534% 8/25/34	27,181	22,441
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.454% 8/25/36	23,875	22,054
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA FRN 2.696% 7/25/33	1,796	1,832
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA FRN 2.898% 2/25/34	3,269	3,448
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.679% 2/25/34	147	151
Morgan Stanley Reremic Trust, Series 2011-IO, Class A (b) 2.500% 3/23/51	47,768	48,246

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Opteum Mortgage Acceptance Corp., Series 2005-3, Class A1B FRN 0.464% 7/25/35	$11,138	$10,889
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A FRN 2.692% 3/25/34	19,050	19,048
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 1.577% 4/25/44	42,640	42,749

		328,591

WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.454% 11/25/37	42,434	41,585
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.923% 6/25/32	11,418	10,022

		51,607

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $5,868,650)		6,074,846

SOVEREIGN DEBT OBLIGATIONS — 0.3%
Colombia Government International Bond 7.375% 3/18/19	40,000	51,500
Mexico Government International Bond 4.750% 3/08/44	65,000	67,438
Peruvian Government International Bond 6.550% 3/14/37	20,000	27,100
Poland Government International Bond 6.375% 7/15/19	50,000	61,427
Province of Quebec Canada 7.500% 9/15/29	20,000	29,847
Republic of Brazil International Bond 5.625% 1/07/41	65,000	76,050
United Mexican States 5.125% 1/15/20	35,000	40,985
United Mexican States 6.750% 9/27/34	35,000	46,550

		400,897

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $354,162)		400,897

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 10.3%
Collateralized Mortgage Obligations — 0.1%
U.S. Department of Veteran Affairs Series 1992-1, Class 2Z 7.750% 5/15/22	61,269	70,108

	Principal Amount	Value
Pass-Through Securities — 10.2%
Federal Home Loan Mortgage Corp. Pool #Q15841 3.000% 2/01/43	$798,036	$820,699
Pool #J14564 3.500% 2/01/26	227,258	239,757
Pool #Q01704 4.500% 6/01/41	115,484	123,892
Pool #Q03086 4.500% 9/01/41	414,583	445,806
Pool #G05253 5.000% 2/01/39	44,140	47,463
Pool #E85389 6.000% 9/01/16	10,024	10,677
Pool #G11431 6.000% 2/01/18	3,795	4,079
Pool #E85015 6.500% 8/01/16	3,867	4,130
Pool #G00729 8.000% 6/01/27	28,408	33,269
Pool #554904 9.000% 3/01/17	100	100
Federal Home Loan Mortgage Corp. TBA Pool #2879 3.000% 12/01/99 (d)	100,000	102,664
Pool #2499 3.500% 5/01/25 (d)	200,000	211,000
Pool #270 3.500% 12/01/41 (d)	450,000	473,590
Pool #2789 4.000% 6/01/40 (d)	975,000	1,036,395
Pool #6949 4.500% 5/01/39 (d)	300,000	321,000
Federal National Mortgage Association Pool #725692 2.300% 10/01/33	31,596	33,443
Pool #888586 2.369% 10/01/34	59,012	62,644
Pool #AO8629 3.500% 7/01/42	277,887	293,540
Pool #AP6609 3.500% 9/01/42	96,523	101,960
Pool #735925 5.000% 10/01/35	233,638	253,588
Pool #745275 5.000% 2/01/36	669,404	725,519
Pool #745515 5.000% 5/01/36	180,589	195,728
Pool #586036 6.000% 5/01/16	974	1,000
Pool #564594 7.000% 1/01/31	8,766	10,101

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #253795 7.000% 5/01/31	$11,092	$12,828
Pool #507061 7.500% 10/01/29	916	1,069
Pool #527761 7.500% 2/01/30	2,241	2,589
Pool #531196 7.500% 2/01/30	1,700	1,990
Pool #534119 7.500% 3/01/30	704	824
Pool #534420 7.500% 3/01/30	720	843
Pool #253183 7.500% 4/01/30	4,663	5,444
Pool #529259 7.500% 4/01/30	2,802	3,259
Pool #253265 7.500% 5/01/30	6,216	7,252
Pool #535248 8.000% 4/01/30	271	322
Pool #539460 8.000% 5/01/30	2,096	2,502
Pool #546988 8.000% 7/01/30	2,348	2,567
Pool #190317 8.000% 8/01/31	3,519	4,195
Federal National Mortgage Association TBA Pool #299 2.500% 8/01/27 (d)	445,000	461,653
Pool #5650 3.000% 11/01/26 (d)	700,000	736,258
Pool #6985 3.000% 9/01/42 (d)	1,029,000	1,058,292
Pool #3649 3.500% 1/01/42 (d)	290,000	305,429
Pool #29986 5.000% 1/01/37 (d)	1,050,000	1,137,158
Pool #45487 5.500% 1/01/35 (d)	544,000	592,832
Pool #53246 6.000% 5/01/35 (d)	600,000	657,164
Government National Mortgage Association Pool #82488 3.000% 3/20/40	56,592	59,083
Pool #782562 5.000% 2/15/39	488,794	532,079
Pool #351528 7.000% 8/15/23	9,087	9,966
Pool #352049 7.000% 10/15/23	2,552	2,903

	Principal Amount	Value
Pool #588012 7.000% 7/15/32	$6,896	$8,027
Pool #591581 7.000% 8/15/32	3,108	3,634
Pool #185306 7.500% 4/15/17	3,182	3,430
Pool #199170 7.500% 5/15/17	106	110
Pool #189371 7.500% 6/15/17	1,466	1,591
Government National Mortgage Association II FRN Pool #82462 3.500% 1/20/40	58,123	61,481
Government National Mortgage Association TBA Pool #82484 3.000% 9/01/42 (d)	200,000	209,016
Pool #304 3.500% 4/01/42 (d)	900,000	962,437
Pool #3236 4.000% 8/01/40 (d)	200,000	218,031
Pool #1235 4.000% 4/01/41 (d)	700,000	757,422
Pool #8299 4.500% 7/01/39 (d)	900,000	983,953
Pool #20274 6.000% 8/01/35 (d)	200,000	225,125

		14,584,802

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $14,604,222)		14,654,910

U.S. TREASURY OBLIGATIONS — 6.1%
U.S. Treasury Bonds & Notes — 6.1%
U.S. Treasury Bond 2.750% 8/15/42	500,000	463,896
U.S. Treasury Bond 3.125% 11/15/41	645,000	648,893
U.S. Treasury Bond 4.375% 5/15/40	10,000	12,535
U.S. Treasury Bond 4.500% 2/15/36	470,000	596,973
U.S. Treasury Bond 5.375% 2/15/31	150,000	208,673
U.S. Treasury Note (f) 0.250% 5/15/15	25,000	24,988
U.S. Treasury Note 0.250% 9/15/15	2,330,000	2,326,701
U.S. Treasury Note 0.625% 9/30/17	3,090,000	3,083,995

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Note 1.625% 8/15/22	$1,300,000	$1,283,217

		8,649,871

TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,698,280)		8,649,871

TOTAL BONDS & NOTES (Cost $46,322,769)		47,690,282

	Number of Shares
MUTUAL FUNDS — 8.2%
Diversified Financial — 8.2%
iPath Goldman Sachs Crude Oil Total Return Index ETN (a)	13,400	305,118
iShares FTSE/Xinhua China 25 Index Fund	47,800	1,763,820
iShares MSCI Australia Index Fund	6,900	186,576
iShares MSCI Brazil Capped Index Fund	3,500	190,680
iShares MSCI Chile Capped Investable Market Index Fund	1,800	116,838
iShares MSCI EAFE Index Fund	25,430	1,499,862
iShares MSCI France Index Fund	1,600	37,136
iShares MSCI Germany Index Fund	6,100	149,267
iShares MSCI Hong Kong Index Fund	13,300	263,872
iShares MSCI Indonesia Investable Market Index Fund	1,200	41,808
iShares MSCI Italy Capped Index Fund	21,400	252,520
iShares MSCI Japan Index Fund	3,600	38,880
iShares MSCI Malaysia Index Fund	5,200	77,844
iShares MSCI Mexico Capped Investable Market Index Fund	3,200	238,688
iShares MSCI Netherlands Investable Market Index Fund	3,700	76,183
iShares MSCI New Zealand Capped Investable Market Index Fund	8,400	312,984
iShares MSCI Philippines Investable Market Index Fund	6,600	271,524
iShares MSCI Poland Capped Investable Market Index Fund	2,800	71,960
iShares MSCI Russia Capped Index Fund	14,900	327,651
iShares MSCI Singapore Index Fund	25,100	350,396
iShares MSCI South Africa Index Fund	4,600	293,710
iShares MSCI South Korea Capped Index Fund	1,900	112,917

	Number of Shares	Value
iShares MSCI Switzerland Capped Index Fund	6,500	$190,840
iShares MSCI Taiwan Index Fund	16,900	225,446
iShares MSCI Thailand Capped Investable Market Index Fund	1,600	145,760
iShares MSCI United Kingdom Index Fund	8,300	151,641
Vanguard Europe Pacific ETF	74,840	2,726,421
Vanguard MSCI Emerging Markets ETF	30,800	1,321,012

		11,741,354

TOTAL MUTUAL FUNDS (Cost $11,735,081)		11,741,354

TOTAL LONG-TERM INVESTMENTS (Cost $121,821,917)		132,353,178

	Principal Amount
SHORT-TERM INVESTMENTS — 14.5%
Commercial Paper — 13.6%
American Electric Power Co., Inc. (b) 0.314% 4/03/13	$417,000	416,982
AutoZone, Inc. (b) 0.294% 4/09/13	1,000,000	999,911
Bank of Nova Scotia 0.127% 4/04/13	729,000	728,985
Baxter International, Inc. (b) 0.223% 4/11/13	500,000	499,960
Canadian Natural Resources Ltd. (b) 0.355% 4/23/13	715,000	714,826
CBS Corp. (b) 0.345% 4/12/13	1,095,000	1,094,855
DCP Midstream LLC (b) 0.365% 4/15/13	1,000,000	999,830
Dominion Resources (b) 0.345% 4/08/13	1,000,000	999,906
Enbridge Energy Partners (b) 0.300% 4/01/13	500,000	499,988
Enbridge Energy Partners (b) 0.375% 4/23/13	500,000	499,872
FMC Tech, Inc. (b) 0.314% 4/08/13	564,000	563,951
Glencore Funding LLC 0.569% 5/21/13	1,000,000	999,176
Holcim US Finance SARL & Cie (b) 0.375% 4/10/13	391,000	390,952
Holcim US Finance SARL & Cie (b) 0.500% 5/28/13	1,000,000	999,167
Illinois Tool Works, Inc. (b) 0.120% 4/02/13	563,000	562,993

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Kroger Co. (b) 0.330% 4/02/13	$1,000,000	$999,963
Marriott International, Inc. (b) 0.335% 4/03/13	1,000,000	999,954
NextEra Energy Capital Holdings, Inc. (b) 0.345% 4/19/13	422,000	421,916
Noble Corp. (b) 0.284% 4/05/13	842,000	841,954
Pentair Finance (b) 0.355% 4/10/13	1,000,000	999,883
Ryder System, Inc. 0.294% 4/16/13	550,000	549,920
Spectra Energy Capital LLC (b) 0.365% 4/04/13	1,000,000	999,940
Talisman Energy, Inc. (b) 0.406% 5/28/13	1,000,000	999,333
TransCanada PipeLines, Ltd. (b) 0.370% 5/28/13	325,000	324,800
Vodafone Group PLC (b) 0.274% 4/16/13	500,000	499,933
WellPoint, Inc. (b) 0.213% 4/17/13	817,000	816,909

		19,425,859

Repurchase Agreement — 0.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/28/13, 0.010%, due 4/01/13 (g)	1,232,907	1,232,907

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/13	26,834	26,834

TOTAL SHORT-TERM INVESTMENTS (Cost $20,685,600)		20,685,600

TOTAL INVESTMENTS — 107.3% (Cost $142,507,517) (h)		153,038,778

Other Assets/(Liabilities) — (7.3)%		(10,363,778)

NET ASSETS — 100.0%		$142,675,000

Notes to Portfolio of Investments

ABS	Asset-Backed Security
BAB	Build America Bonds
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
ETF	Exchange-Traded Fund
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, these securities amounted to a value of $22,083,688 or 15.48% of net assets.
(c)	Security is currently in default due to bankruptcy or payment of principal or interest of the issuer. Income is not being accrued. At March 31, 2013, these securities amounted to a value of $18 or 0.00% of net assets.
(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(e)	Restricted security. Certain securities are restricted as to resale. At March 31, 2013, these securities amounted to a value of $239,025 or 0.17% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(f)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(g)	Maturity value of $1,232,908. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $1,259,300.
(h)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Value Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.7%

COMMON STOCK — 98.7%
Basic Materials — 2.6%
Chemicals — 2.6%
Celanese Corp. Series A	17,200	$757,660
LyondellBasell Industries NV Class A	18,922	1,197,574
The Mosaic Co.	18,330	1,092,651

		3,047,885

Communications — 6.4%
Media — 1.0%
Comcast Corp. Class A	27,930	1,173,339

Telecommunications — 5.4%
CenturyLink, Inc.	16,950	595,454
Cisco Systems, Inc.	38,750	810,263
Verizon Communications, Inc.	76,210	3,745,721
Vodafone Group PLC Sponsored ADR (United Kingdom)	48,740	1,384,703

		6,536,141

		7,709,480

Consumer, Cyclical — 11.7%
Airlines — 0.5%
Delta Air Lines, Inc. (a)	35,760	590,398

Auto Manufacturers — 1.5%
Ford Motor Co.	76,320	1,003,608
Navistar International Corp. (a) (b)	22,820	788,887

		1,792,495

Distribution & Wholesale — 0.9%
WESCO International, Inc. (a)	15,430	1,120,372

Housewares — 1.3%
Newell Rubbermaid, Inc.	59,920	1,563,912

Lodging — 1.3%
Las Vegas Sands Corp.	6,400	360,640
MGM Resorts International (a)	87,470	1,150,231

		1,510,871

Retail — 6.2%
Lowe’s Cos., Inc.	44,100	1,672,272
Target Corp.	32,540	2,227,363
Walgreen Co.	73,870	3,522,122

		7,421,757

		13,999,805

Consumer, Non-cyclical — 21.8%
Agriculture — 0.5%
Lorillard, Inc.	14,890	600,812

Beverages — 2.3%
Molson Coors Brewing Co. Class B	29,560	1,446,371

	Number of Shares	Value
PepsiCo, Inc.	17,010	$1,345,661

		2,792,032

Biotechnology — 0.8%
Amgen, Inc.	8,750	896,962

Commercial Services — 0.9%
Quanta Services, Inc. (a)	38,310	1,094,900

Cosmetics & Personal Care — 2.0%
The Procter & Gamble Co.	31,250	2,408,125

Foods — 3.6%
ConAgra Foods, Inc.	19,690	705,099
Kellogg Co.	18,370	1,183,579
Sysco Corp.	16,690	586,987
Tyson Foods, Inc. Class A	46,540	1,155,123
Unilever NV NY Shares	16,180	663,380

		4,294,168

Health Care – Products — 2.0%
Baxter International, Inc.	32,550	2,364,432

Health Care – Services — 2.6%
Humana, Inc.	35,860	2,478,284
UnitedHealth Group, Inc.	10,860	621,301

		3,099,585

Pharmaceuticals — 7.1%
Bristol-Myers Squibb Co.	22,590	930,482
Cardinal Health, Inc.	8,500	353,770
Merck & Co., Inc.	71,050	3,142,542
Novartis AG ADR (Switzerland)	16,060	1,144,115
Pfizer, Inc.	31,740	916,016
Roche Holding AG Sponsored ADR (Switzerland)	14,280	836,808
Sanofi ADR (France)	16,350	835,158
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	8,180	324,582

		8,483,473

		26,034,489

Energy — 12.1%
Oil & Gas — 11.2%
Anadarko Petroleum Corp.	8,460	739,827
Apache Corp.	10,990	847,988
BP PLC Sponsored ADR (United Kingdom)	59,050	2,500,767
Chevron Corp.	37,850	4,497,337
Devon Energy Corp.	24,180	1,364,236
Exxon Mobil Corp.	25,520	2,299,607
Suncor Energy, Inc.	38,560	1,157,186

		13,406,948

Oil & Gas Services — 0.9%
Baker Hughes, Inc.	24,170	1,121,730

		14,528,678

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 24.9%
Banks — 8.1%
Bank of America Corp.	162,040	$1,973,647
Capital One Financial Corp.	6,660	365,967
M&T Bank Corp.	23,930	2,468,619
Northern Trust Corp.	20,770	1,133,211
SunTrust Banks, Inc.	71,000	2,045,510
Wells Fargo & Co.	45,160	1,670,468

		9,657,422

Diversified Financial — 9.8%
BlackRock, Inc.	2,440	626,787
The Charles Schwab Corp.	41,190	728,651
CIT Group, Inc. (a)	15,950	693,506
Citigroup, Inc.	85,260	3,771,903
The Goldman Sachs Group, Inc.	27,880	4,102,542
JP Morgan Chase & Co.	39,520	1,875,619

		11,799,008

Insurance — 7.0%
ACE Ltd.	36,500	3,247,405
Aflac, Inc.	11,890	618,518
The Allstate Corp.	12,270	602,089
American International Group, Inc. (a)	19,090	741,074
Marsh & McLennan Cos., Inc.	45,050	1,710,548
The Travelers Cos., Inc.	17,440	1,468,274

		8,387,908

		29,844,338

Industrial — 11.3%
Aerospace & Defense — 1.4%
United Technologies Corp.	18,330	1,712,572

Electronics — 1.2%
TE Connectivity Ltd.	33,330	1,397,527

Engineering & Construction — 0.3%
ABB Ltd. Sponsored ADR (Switzerland)	15,710	357,559

Machinery – Diversified — 1.5%
AGCO Corp.	33,690	1,755,923

Manufacturing — 5.3%
Eaton Corp. PLC	14,390	881,388
Honeywell International, Inc.	47,450	3,575,357
Tyco International Ltd.	59,860	1,915,520

		6,372,265

Transportation — 1.6%
FedEx Corp.	2,620	257,284
United Continental Holdings, Inc. (a)	52,810	1,690,448

		1,947,732

		13,543,578

	Number of Shares	Value
Technology — 5.2%
Computers — 2.6%
Apple, Inc.	2,680	$1,186,248
EMC Corp. (a)	14,710	351,422
SanDisk Corp. (a)	29,130	1,602,150

		3,139,820

Semiconductors — 2.1%
Microchip Technology, Inc.	9,870	362,821
Micron Technology, Inc. (a)	58,880	587,623
Xilinx, Inc.	40,990	1,564,588

		2,515,032

Software — 0.5%
Oracle Corp.	18,580	600,877

		6,255,729

Utilities — 2.7%
Electric — 2.7%
American Electric Power Co., Inc.	33,310	1,619,865
Edison International	25,280	1,272,090
PG&E Corp.	8,170	363,810

		3,255,765

TOTAL COMMON STOCK (Cost $104,657,209)		118,219,747

TOTAL EQUITIES (Cost $104,657,209)		118,219,747

MUTUAL FUNDS — 0.7%
Diversified Financial — 0.7%
State Street Navigator Securities Lending Prime Portfolio (c)	801,981	801,981

TOTAL MUTUAL FUNDS (Cost $801,981)		801,981

TOTAL LONG-TERM INVESTMENTS (Cost $105,459,190)		119,021,728

	Principal Amount
SHORT-TERM INVESTMENTS — 2.0%
Repurchase Agreement — 2.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/28/13, 0.010%, due 4/01/13 (d)	$2,447,475	2,447,475

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/13	$32,177	$32,177

TOTAL SHORT-TERM INVESTMENTS (Cost $2,479,652)		2,479,652

TOTAL INVESTMENTS — 101.4% (Cost $107,938,842) (e)		121,501,380

Other Assets/(Liabilities) — (1.4)%		(1,734,524)

NET ASSETS — 100.0%		$119,766,856

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2013, was $780,971. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $2,447,478. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 2/01/32, and an aggregate market value, including accrued interest, of $2,499,790.
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 93.7%

COMMON STOCK — 93.7%
Basic Materials — 3.0%
Chemicals — 1.4%
Air Products & Chemicals, Inc.	4,600	$400,752
Ashland, Inc.	2,800	208,040
Cabot Corp.	2,700	92,340
CF Industries Holdings, Inc.	4,428	842,958
Cytec Industries, Inc.	1,200	88,896
The Dow Chemical Co.	12,710	404,687
Eastman Chemical Co.	700	48,909
Huntsman Corp.	17,600	327,184
Kronos Worldwide, Inc.	300	4,695
LyondellBasell Industries NV Class A	21,000	1,329,090
The Mosaic Co.	3,100	184,791
RPM International, Inc.	2,500	78,950
W.R. Grace & Co. (a)	2,300	178,273
Westlake Chemical Corp.	6,700	626,450

		4,816,015

Forest Products & Paper — 0.4%
Domtar Corp.	2,500	194,050
International Paper Co.	22,500	1,048,050
Rock-Tenn Co. Class A	2,000	185,580

		1,427,680

Iron & Steel — 0.3%
Allegheny Technologies, Inc.	4,100	130,011
Cliffs Natural Resources, Inc.	4,600	87,446
Nucor Corp.	2,400	110,760
Reliance Steel & Aluminum Co.	7,900	562,243
Steel Dynamics, Inc.	6,400	101,568
United States Steel Corp.	7,490	146,055

		1,138,083

Mining — 0.9%
Alcoa, Inc.	40,200	342,504
Freeport-McMoRan Copper & Gold, Inc.	54,300	1,797,330
Newmont Mining Corp.	12,400	519,436
Vulcan Materials Co.	5,100	263,670

		2,922,940

		10,304,718

Communications — 9.3%
Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc. Class A (a)	500	3,745
The Interpublic Group of Companies, Inc.	8,900	115,967
Lamar Advertising Co. Class A (a)	1,100	53,471

		173,183

	Number of Shares	Value
Internet — 0.9%
AOL, Inc.	8,400	$323,316
Expedia, Inc.	8,800	528,088
IAC/InterActiveCorp	1,550	69,254
Liberty Interactive Corp. Class A (a)	11,300	241,594
Liberty Ventures Series A (a)	5,300	400,574
Symantec Corp. (a)	20,200	498,536
VeriSign, Inc. (a)	8,000	378,240
Yahoo!, Inc. (a)	33,800	795,314

		3,234,916

Media — 3.2%
Cablevision Systems Corp. Class A	7,000	104,720
CBS Corp. Class B	21,900	1,022,511
Comcast Corp. Class A	69,300	2,911,293
DISH Network Corp. Class A	13,900	526,810
Gannett Co., Inc.	20,555	449,538
John Wiley & Sons, Inc. Class A	2,800	109,088
Liberty Media Corp. (a)	3,020	337,123
News Corp. Class A	44,100	1,345,932
Starz - Liberty Capital (a)	4,357	96,507
Thomson Reuters Corp.	6,100	198,128
Time Warner, Inc.	42,090	2,425,226
The Walt Disney Co.	26,090	1,481,912
The Washington Post Co. Class B	266	118,902

		11,127,690

Telecommunications — 5.1%
Amdocs Ltd.	4,400	159,500
AT&T, Inc.	208,114	7,635,703
CenturyLink, Inc.	24,107	846,879
Cisco Systems, Inc.	255,500	5,342,505
Clearwire Corp. Class A (a)	43,200	139,968
Corning, Inc.	39,600	527,868
EchoStar Corp. (a)	8,900	346,833
Frontier Communications Corp.	120,689	480,342
Harris Corp.	7,300	338,282
Juniper Networks, Inc. (a)	7,200	133,488
Level 3 Communications, Inc. (a)	3,500	71,015
MetroPCS Communications, Inc. (a)	34,300	373,870
NII Holdings, Inc. (a)	5,200	22,516
Palo Alto Networks, Inc. (a)	1,100	62,260
Sprint Nextel Corp. (a)	116,800	725,328
Telephone & Data Systems, Inc.	8,918	187,902
US Cellular Corp. (a)	300	10,800
Windstream Corp.	2,762	21,958

		17,427,017

		31,962,806

Consumer, Cyclical — 6.4%
Airlines — 0.7%
Copa Holdings SA Class A	8,000	956,880
Delta Air Lines, Inc. (a)	44,500	734,695

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Southwest Airlines Co.	44,100	$594,468

		2,286,043

Auto Manufacturers — 1.1%
Ford Motor Co.	156,600	2,059,290
General Motors Co. (a)	36,600	1,018,212
Navistar International Corp. (a)	700	24,199
Oshkosh Corp. (a)	15,400	654,346

		3,756,047

Automotive & Parts — 0.2%
Lear Corp.	4,700	257,889
TRW Automotive Holdings Corp. (a)	8,890	488,950
Visteon Corp/New (a)	1,600	92,320
WABCO Holdings, Inc. (a)	200	14,118

		853,277

Distribution & Wholesale — 0.1%
Ingram Micro, Inc. Class A (a)	10,100	198,768
Tech Data Corp. (a)	4,500	205,245
WESCO International, Inc. (a)	1,200	87,132

		491,145

Entertainment — 0.1%
International Game Technology	18,400	303,600
The Madison Square Garden Co. Class A (a)	1,600	92,160
Penn National Gaming, Inc. (a)	900	48,987
Regal Entertainment Group Class A	2,000	33,340

		478,087

Home Builders — 0.2%
D.R. Horton, Inc.	800	19,440
Lennar Corp. Class A	2,700	111,996
PulteGroup, Inc. (a)	27,257	551,682
Thor Industries, Inc.	2,400	88,296

		771,414

Home Furnishing — 0.2%
Harman International Industries, Inc.	4,300	191,909
Whirlpool Corp.	3,400	402,764

		594,673

Housewares — 0.1%
Newell Rubbermaid, Inc.	10,700	279,270

Leisure Time — 0.1%
Carnival Corp.	4,300	147,490
Royal Caribbean Cruises Ltd.	2,300	76,406

		223,896

Lodging — 0.1%
Choice Hotels International, Inc.	900	38,079
Marriott International, Inc. Class A	3,000	126,690
MGM Resorts International (a)	7,200	94,680

		259,449

	Number of Shares	Value
Retail — 3.3%
Abercrombie & Fitch Co. Class A	3,800	$175,560
American Eagle Outfitters, Inc.	24,800	463,760
AutoNation, Inc. (a)	40	1,750
Best Buy Co., Inc.	3,900	86,385
Chico’s FAS, Inc.	12,100	203,280
CVS Caremark Corp.	42,300	2,326,077
Dillard’s, Inc. Class A	6,300	494,865
DSW, Inc. Class A	900	57,420
Foot Locker, Inc.	7,300	249,952
GameStop Corp. Class A	11,500	321,655
Guess?, Inc.	4,400	109,252
Kohl’s Corp.	7,100	327,523
Lowe’s Cos., Inc.	36,100	1,368,912
Macy’s, Inc.	13,644	570,865
PVH Corp.	1,230	131,376
Sally Beauty Holdings, Inc. (a)	3,900	114,582
Sears Holdings Corp. (a)	2,500	124,925
Sears Hometown and Outlet Stores, Inc. (a)	200	8,070
Signet Jewelers Ltd.	2,800	187,600
Staples, Inc.	23,800	319,634
Target Corp.	18,100	1,238,945
Wal-Mart Stores, Inc.	11,100	830,613
Walgreen Co.	29,900	1,425,632
Williams-Sonoma, Inc.	800	41,216

		11,179,849

Textiles — 0.1%
Cintas Corp.	800	35,304
Mohawk Industries, Inc. (a)	1,730	195,697

		231,001

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	3,800	166,972
Mattel, Inc.	5,300	232,087
		399,059

		21,803,210

Consumer, Non-cyclical — 17.4%
Agriculture — 0.7%
Altria Group, Inc.	23,700	815,043
Archer-Daniels-Midland Co.	23,900	806,147
Bunge Ltd.	400	29,532
Philip Morris International, Inc.	2,100	194,691
Reynolds American, Inc.	9,440	419,985

		2,265,398

Beverages — 0.4%
Brown-Forman Corp. Class B	1,050	74,970
Coca-Cola Enterprises, Inc.	15,420	569,306
Constellation Brands, Inc. Class A (a)	8,730	415,897
Molson Coors Brewing Co. Class B	8,160	399,269

		1,459,442

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Biotechnology — 0.1%
Bio-Rad Laboratories, Inc. Class A (a)	720	$90,720
Charles River Laboratories International, Inc. (a)	2,000	88,540
Life Technologies Corp. (a)	2,560	165,453

		344,713

Commercial Services — 0.9%
Aaron’s, Inc.	500	14,340
The ADT Corp.	4,200	205,548
Booz Allen Hamilton Holding Corp.	53,400	717,696
CoreLogic, Inc. (a)	11,700	302,562
Corrections Corporation of America	5,700	222,699
DeVry, Inc.	1,400	44,450
Donnelley (R.R.) & Sons Co.	11,300	136,165
Equifax, Inc.	2,300	132,457
Genpact Ltd.	6,200	112,778
H&R Block, Inc.	17,300	508,966
Hertz Global Holdings, Inc. (a)	6,500	144,690
KAR Auction Services, Inc.	900	18,027
Manpower, Inc.	800	45,376
Paychex, Inc.	300	10,521
Quanta Services, Inc. (a)	800	22,864
Service Corp. International	15,100	252,623
Total System Services, Inc.	5,200	128,856
Towers Watson & Co. Class A	1,200	83,184

		3,103,802

Cosmetics & Personal Care — 2.4%
Avon Products, Inc.	14,500	300,585
Colgate-Palmolive Co.	1,310	154,619
The Procter & Gamble Co.	100,310	7,729,889

		8,185,093

Foods — 1.5%
Campbell Soup Co.	1,000	45,360
ConAgra Foods, Inc.	8,900	318,709
Dean Foods Co. (a)	500	9,065
General Mills, Inc.	4,540	223,867
H.J. Heinz Co.	4,230	305,702
Hillshire Brands Co.	12,860	452,029
Hormel Foods Corp.	2,900	119,828
Ingredion, Inc.	5,170	373,894
The J.M. Smucker Co.	4,440	440,271
Kraft Foods Group, Inc.	16,283	839,063
Mondelez International, Inc. Class A	44,550	1,363,676
Safeway, Inc.	7,300	192,355
Smithfield Foods, Inc. (a)	6,100	161,528
Sysco Corp.	400	14,068
Tyson Foods, Inc. Class A	16,700	414,494

		5,273,909

Health Care – Products — 3.4%
Alere, Inc. (a)	900	22,977
Baxter International, Inc.	300	21,792

	Number of Shares	Value
Becton, Dickinson & Co.	4,200	$401,562
Boston Scientific Corp. (a)	33,300	260,073
CareFusion Corp. (a)	10,300	360,397
The Cooper Cos., Inc.	1,200	129,456
Covidien PLC	16,500	1,119,360
Henry Schein, Inc. (a)	500	46,275
Hill-Rom Holdings, Inc.	5,600	197,232
Hologic, Inc. (a)	7,500	169,500
Johnson & Johnson	64,900	5,291,297
Medtronic, Inc.	53,900	2,531,144
QIAGEN NV (a)	10,100	212,908
St. Jude Medical, Inc.	8,700	351,828
Stryker Corp.	3,100	202,244
Zimmer Holdings, Inc.	6,000	451,320

		11,769,365

Health Care – Services — 2.1%
Aetna, Inc.	13,020	665,582
Cigna Corp.	12,300	767,151
Community Health Systems, Inc.	8,000	379,120
Covance, Inc. (a)	2,700	200,664
Coventry Health Care, Inc.	6,000	282,180
HCA Holdings, Inc.	2,300	93,449
Health Management Associates, Inc. Class A (a)	33,300	428,571
Health Net, Inc. (a)	2,600	74,412
Humana, Inc.	6,700	463,037
LifePoint Hospitals, Inc. (a)	1,700	82,382
MEDNAX, Inc. (a)	1,500	134,445
Quest Diagnostics, Inc.	4,800	270,960
Tenet Healthcare Corp. (a)	4,475	212,921
UnitedHealth Group, Inc.	37,400	2,139,654
Universal Health Services, Inc. Class B	3,000	191,610
WellPoint, Inc.	11,700	774,891

		7,161,029

Household Products — 0.5%
Avery Dennison Corp.	15,500	667,585
Beam, Inc.	960	60,999
Church & Dwight Co., Inc.	500	32,315
The Clorox Co.	5,000	442,650
Jarden Corp. (a)	11,100	475,635
Kimberly-Clark Corp.	440	43,111

		1,722,295

Pharmaceuticals — 5.4%
Abbott Laboratories	14,500	512,140
AbbVie, Inc.	16,700	681,026
Bristol-Myers Squibb Co.	2,300	94,737
Cardinal Health, Inc.	2,500	104,050
DENTSPLY International, Inc.	100	4,242
Eli Lilly & Co.	37,520	2,130,761
Endo Health Solutions, Inc. (a)	3,400	104,584
Forest Laboratories, Inc. (a)	5,100	194,004

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Hospira, Inc. (a)	4,800	$157,584
Merck & Co., Inc.	131,428	5,813,060
Omnicare, Inc.	13,600	553,792
Patterson Cos., Inc.	8,800	334,752
Pfizer, Inc.	270,036	7,793,239

		18,477,971

		59,763,017

Diversified — 0.1%
Holding Company – Diversified — 0.1%
Leucadia National Corp.	7,800	213,954

Energy — 13.2%
Coal — 0.1%
Alpha Natural Resources, Inc. (a)	12,657	103,914
Peabody Energy Corp.	8,400	177,660

		281,574

Energy – Alternate Sources — 0.0%
Covanta Holding Corp.	2,900	58,435

Oil & Gas — 12.2%
Anadarko Petroleum Corp.	4,650	406,643
Apache Corp.	4,128	318,516
Chevron Corp.	83,515	9,923,252
Cimarex Energy Co.	2,100	158,424
ConocoPhillips	26,148	1,571,495
Denbury Resources, Inc. (a)	15,814	294,931
Devon Energy Corp.	5,850	330,057
Diamond Offshore Drilling, Inc.	5,300	368,668
EQT Corp.	1,800	121,950
Exxon Mobil Corp.	191,900	17,292,109
Helmerich & Payne, Inc.	5,600	339,920
Hess Corp.	1,100	78,771
Marathon Oil Corp.	18,700	630,564
Marathon Petroleum Corp.	21,900	1,962,240
Murphy Oil Corp.	4,600	293,158
Nabors Industries Ltd.	13,700	222,214
Newfield Exploration Co. (a)	2,700	60,534
Noble Energy, Inc.	1,410	163,081
Occidental Petroleum Corp.	8,970	702,979
Patterson-UTI Energy, Inc.	29,600	705,664
Phillips 66	39,500	2,763,815
Plains Exploration & Production Co. (a)	4,200	199,374
Questar Corp.	6,100	148,413
SandRidge Energy, Inc. (a)	7,700	40,579
Tesoro Corp.	14,100	825,555
Unit Corp. (a)	3,200	145,760
Valero Energy Corp.	35,164	1,599,610
WPX Energy, Inc. (a)	66	1,057

		41,669,333

Oil & Gas Services — 0.8%
Baker Hughes, Inc.	703	32,626

	Number of Shares	Value
Halliburton Co.	12,200	$493,002
HollyFrontier Corp.	15,200	782,040
National Oilwell Varco, Inc.	2,200	155,650
RPC, Inc.	69,000	1,046,730
Superior Energy Services, Inc. (a)	7,300	189,581
Tidewater, Inc.	2,630	132,815

		2,832,444

Pipelines — 0.1%
National Fuel Gas Co.	2,450	150,308
Spectra Energy Corp.	8,300	255,225

		405,533

		45,247,319

Financial — 26.8%
Banks — 8.3%
Associated Banc-Corp.	6,950	105,571
Bank of America Corp.	497,873	6,064,093
Bank of Hawaii Corp.	3,320	168,689
Bank of New York Mellon Corp.	46,050	1,288,939
BB&T Corp.	27,819	873,238
BOK Financial Corp.	700	43,610
Capital One Financial Corp.	21,450	1,178,677
CapitalSource, Inc.	41,000	394,420
City National Corp.	1,970	116,053
Comerica, Inc.	8,600	309,170
Commerce Bancshares, Inc.	3,553	145,069
Cullen/Frost Bankers, Inc.	1,300	81,289
East West Bancorp, Inc.	6,900	177,123
Fifth Third Bancorp	49,760	811,586
First Citizens BancShares, Inc. Class A	438	80,023
First Horizon National Corp.	3,016	32,211
First Republic Bank	2,600	100,412
Fulton Financial Corp.	4,800	56,160
Huntington Bancshares, Inc.	45,171	333,814
KeyCorp	48,700	485,052
M&T Bank Corp.	4,745	489,494
Northern Trust Corp.	4,700	256,432
PNC Financial Services Group, Inc.	20,236	1,345,694
Popular, Inc. (a)	16,100	444,521
Regions Financial Corp.	63,360	518,918
Signature Bank (a)	1,500	118,140
State Street Corp.	25,100	1,483,159
SunTrust Banks, Inc.	28,500	821,085
SVB Financial Group (a)	1,700	120,598
Synovus Financial Corp.	66,500	184,205
U.S. Bancorp	69,190	2,347,617
Valley National Bancorp	13,668	139,960
Wells Fargo & Co.	196,810	7,280,002
Zions Bancorp	9,850	246,152

		28,641,176

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial — 7.2%
American Express Co.	13,800	$930,948
Ameriprise Financial, Inc.	7,830	576,680
BlackRock, Inc.	2,180	559,998
CBOE Holdings, Inc.	400	14,776
The Charles Schwab Corp.	22,900	405,101
CIT Group, Inc. (a)	5,000	217,400
Citigroup, Inc.	112,271	4,966,869
CME Group, Inc.	5,760	353,606
Discover Financial Services	17,700	793,668
E*TRADE Financial Corp. (a)	16,100	172,431
Federated Investors, Inc. Class B	13,500	319,545
Franklin Resources, Inc.	4,110	619,829
The Goldman Sachs Group, Inc.	23,960	3,525,714
Interactive Brokers Group, Inc. Class A	2,900	43,239
Invesco Ltd.	12,300	356,208
Janus Capital Group, Inc.	9,600	90,240
JP Morgan Chase & Co.	164,227	7,794,214
Legg Mason, Inc.	4,000	128,600
Morgan Stanley	68,700	1,510,026
The NASDAQ OMX Group, Inc.	4,800	155,040
NYSE Euronext	10,200	394,128
Raymond James Financial, Inc.	4,500	207,450
SLM Corp.	16,300	333,824
TD Ameritrade Holding Corp.	5,100	105,162

		24,574,696

Insurance — 7.4%
ACE Ltd.	10,100	898,597
Aflac, Inc.	16,000	832,320
Alleghany Corp. (a)	525	207,858
Allied World Assurance Co. Holdings Ltd.	4,400	407,968
The Allstate Corp.	23,800	1,167,866
American Financial Group, Inc.	6,300	298,494
American International Group, Inc. (a)	28,502	1,106,448
American National Insurance Co.	1,580	137,255
Aon PLC	9,160	563,340
Arch Capital Group Ltd. (a)	4,100	215,537
Aspen Insurance Holdings Ltd.	15,100	582,558
Assurant, Inc.	5,190	233,602
Assured Guaranty Ltd.	11,000	226,710
Axis Capital Holdings Ltd.	9,200	382,904
Berkshire Hathaway, Inc. Class B (a)	66,040	6,881,368
Brown & Brown, Inc.	1,100	35,244
The Chubb Corp.	10,260	898,058
Cincinnati Financial Corp.	6,220	293,522
CNA Financial Corp.	1,000	32,690
Endurance Specialty Holdings Ltd.	1,000	47,810
Everest Re Group Ltd.	4,190	544,113
Fidelity National Financial, Inc. Class A	21,000	529,830

	Number of Shares	Value
Genworth Financial, Inc. Class A (a)	35,260	$352,600
The Hanover Insurance Group, Inc.	800	39,744
The Hartford Financial Services Group, Inc.	22,090	569,922
HCC Insurance Holdings, Inc.	8,370	351,791
Kemper Corp.	1,650	53,807
Lincoln National Corp.	17,998	586,915
Loews Corp.	5,020	221,231
Markel Corp. (a)	285	143,497
Marsh & McLennan Cos., Inc.	3,600	136,692
MBIA, Inc. (a)	700	7,189
Mercury General Corp.	790	29,965
MetLife, Inc.	25,140	955,823
Old Republic International Corp.	1,400	17,794
PartnerRe Ltd.	6,800	633,148
Principal Financial Group, Inc.	10,600	360,718
ProAssurance Corp.	3,800	179,854
The Progressive Corp.	15,500	391,685
Protective Life Corp.	15,180	543,444
Prudential Financial, Inc.	13,600	802,264
Reinsurance Group of America, Inc. Class A	1,850	110,389
RenaissanceRe Holdings Ltd.	1,100	101,189
StanCorp Financial Group, Inc.	1,670	71,409
Torchmark Corp.	3,660	218,868
The Travelers Cos., Inc.	8,469	713,005
Unum Group	13,900	392,675
Validus Holdings Ltd.	4,800	179,376
W.R. Berkley Corp.	2,100	93,177
White Mountains Insurance Group Ltd.	353	200,193
XL Group PLC	17,050	516,615

		25,499,071

Investment Companies — 0.2%
American Capital Ltd. (a)	38,300	558,989
Ares Capital Corp.	8,100	146,610

		705,599

Real Estate — 0.1%
Alexander & Baldwin, Inc. (a)	700	25,025
The Howard Hughes Corp. (a)	800	67,048
Jones Lang LaSalle, Inc.	1,300	129,233
Realogy Holdings Corp. (a)	4,000	195,360

		416,666

Real Estate Investment Trusts (REITS) — 3.3%
Alexandria Real Estate Equities, Inc.	1,600	113,568
American Campus Communities, Inc.	100	4,534
American Capital Agency Corp.	24,900	816,222
Annaly Capital Management, Inc.	50,160	797,042
AvalonBay Communities, Inc.	834	105,643
Boston Properties, Inc.	910	91,965
Brandywine Realty Trust	7,200	106,920
BRE Properties, Inc.	2,200	107,096

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Camden Property Trust	1,600	$109,888
CBL & Associates Properties, Inc.	6,500	153,400
Chimera Investment Corp.	193,900	618,541
CommonWealth	3,467	77,799
Corporate Office Properties Trust	600	16,008
DDR Corp.	8,400	146,328
Douglas Emmett, Inc.	4,700	117,171
Duke Realty Corp.	6,100	103,578
Equity Residential	1,800	99,108
Extra Space Storage, Inc.	3,100	121,737
Federal Realty Investment Trust	700	75,628
General Growth Properties, Inc.	8,040	159,835
Hatteras Financial Corp.	8,700	238,641
HCP, Inc.	15,100	752,886
Health Care, Inc.	12,300	835,293
Hospitality Properties Trust	4,540	124,578
Host Hotels & Resorts, Inc.	5,703	99,745
Kilroy Realty Corp.	2,700	141,480
Kimco Realty Corp.	17,200	385,280
Liberty Property Trust	5,170	205,508
The Macerich Co.	6,782	436,625
Mack-Cali Realty Corp.	3,560	101,852
MFA Financial, Inc.	83,100	774,492
Mid-America Apartment Communities, Inc.	100	6,906
National Retail Properties, Inc.	4,300	155,531
Piedmont Office Realty Trust, Inc. Class A	7,600	148,884
Post Properties, Inc.	3,700	174,270
Prologis, Inc.	12,785	511,144
Realty Income Corp.	5,000	226,750
Regency Centers Corp.	3,000	158,730
Senior Housing Properties Trust	1,600	42,928
Simon Property Group, Inc.	330	52,325
SL Green Realty Corp.	2,600	223,886
Taubman Centers, Inc.	200	15,532
UDR, Inc.	4,700	113,693
Ventas, Inc.	5,200	380,640
Vornado Realty Trust	5,658	473,235
Weingarten Realty Investors	5,400	170,370
Weyerhaeuser Co.	14,622	458,838

		11,352,053

Savings & Loans — 0.3%
BankUnited, Inc.	4,500	115,290
Capitol Federal Financial, Inc.	4,400	53,108
First Niagara Financial Group, Inc.	5,000	44,300
Hudson City Bancorp, Inc.	27,850	240,624
New York Community Bancorp, Inc.	21,290	305,511
People’s United Financial, Inc.	6,300	84,672
Washington Federal, Inc.	3,816	66,780

		910,285

		92,099,546

	Number of Shares	Value
Industrial — 8.5%
Aerospace & Defense — 1.1%
Alliant Techsystems, Inc.	5,400	$391,122
The Boeing Co.	2,400	206,040
Exelis, Inc.	15,600	169,884
General Dynamics Corp.	3,580	252,426
L-3 Communications Holdings, Inc.	5,360	433,731
Lockheed Martin Corp.	3,100	299,212
Northrop Grumman Corp.	12,550	880,383
Raytheon Co.	16,570	974,150

		3,606,948

Building Materials — 0.1%
Fortune Brands Home & Security, Inc. (a)	600	22,458
Martin Marietta Materials, Inc.	700	71,414
Owens Corning, Inc. (a)	4,000	157,720

		251,592

Electrical Components & Equipment — 0.3%
Emerson Electric Co.	5,100	284,937
Energizer Holdings, Inc.	4,400	438,812
General Cable Corp. (a)	4,100	150,183
Hubbell, Inc. Class B	400	38,844
Molex, Inc.	5,100	149,328

		1,062,104

Electronics — 0.4%
Arrow Electronics, Inc. (a)	9,800	398,076
Avnet, Inc. (a)	9,500	343,900
AVX Corp.	700	8,330
Dolby Laboratories, Inc. Class A	1,400	46,984
Garmin Ltd.	3,300	109,032
Itron, Inc. (a)	800	37,120
Jabil Circuit, Inc.	5,100	94,248
PerkinElmer, Inc.	4,410	148,352
Vishay Intertechnology, Inc. (a)	25,300	344,333

		1,530,375

Engineering & Construction — 0.7%
AECOM Technology Corp. (a)	24,000	787,200
Chicago Bridge & Iron Co. NV	3,069	190,585
Engility Holdings, Inc. (a)	8,400	201,432
Fluor Corp.	2,400	159,192
Jacobs Engineering Group, Inc. (a)	9,900	556,776
KBR, Inc.	1,400	44,912
McDermott International, Inc. (a)	9,900	108,801
URS Corp.	4,900	232,309

		2,281,207

Environmental Controls — 0.1%
Republic Services, Inc.	5,190	171,270
Waste Connections, Inc.	450	16,191
Waste Management, Inc.	4,540	178,013

		365,474

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Hand & Machine Tools — 0.2%
Regal-Beloit Corp.	4,000	$326,240
Snap-on, Inc.	2,030	167,881
Stanley Black & Decker, Inc.	2,735	221,453

		715,574

Health Care – Services — 0.3%
Thermo Fisher Scientific, Inc.	12,910	987,486

Machinery – Construction & Mining — 0.2%
Ingersoll-Rand PLC	4,100	225,541
Terex Corp. (a)	9,500	326,990

		552,531

Machinery – Diversified — 0.3%
AGCO Corp.	3,370	175,644
CNH Global NV	800	33,056
Flowserve Corp.	280	46,959
Gardner Denver, Inc.	900	67,599
IDEX Corp.	3,400	181,628
The Manitowoc Co., Inc.	1,000	20,560
Nordson Corp.	200	13,190
Xylem, Inc.	4,200	115,752
Zebra Technologies Corp. Class A (a)	8,800	414,744

		1,069,132

Manufacturing — 3.9%
3M Co.	1,600	170,096
AptarGroup, Inc.	1,000	57,350
Carlisle Cos., Inc.	1,800	122,022
Crane Co.	3,220	179,869
Danaher Corp.	14,700	913,605
Dover Corp.	7,500	546,600
Eaton Corp. PLC	2,072	126,910
General Electric Co.	419,190	9,691,673
Illinois Tool Works, Inc.	3,800	231,572
ITT Corp.	5,550	157,787
Leggett & Platt, Inc.	3,410	115,190
Parker Hannifin Corp.	2,800	256,424
Pentair Ltd.	19	1,002
Teleflex, Inc.	1,020	86,200
Textron, Inc.	12,700	378,587
Trinity Industries, Inc.	2,900	131,457
Tyco International Ltd.	7,000	224,000

		13,390,344

Metal Fabricate & Hardware — 0.1%
Commercial Metals Co.	10,300	163,255
The Timken Co.	4,300	243,294

		406,549

Packaging & Containers — 0.3%
Bemis Co., Inc.	4,360	175,970
Crown Holdings, Inc. (a)	5,200	216,372
Greif, Inc. Class A	8,900	477,218
Owens-Illinois, Inc. (a)	1,800	47,970

	Number of Shares	Value
Sonoco Products Co.	4,200	$146,958

		1,064,488

Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.	12,008	640,387

Transportation — 0.3%
Con-way, Inc.	800	28,168
CSX Corp.	4,700	115,761
FedEx Corp.	1,430	140,426
Matson, Inc.	7,900	194,340
Norfolk Southern Corp.	3,700	285,196
Ryder System, Inc.	3,290	196,577
Teekay Corp.	1,000	35,960
UTI Worldwide, Inc.	1,600	23,168

		1,019,596

Trucking & Leasing — 0.0%
GATX Corp.	1,200	62,364

		29,006,151

Technology — 3.4%
Commercial Services — 0.0%
SAIC, Inc.	4,100	55,555

Computers — 1.5%
Brocade Communications Systems, Inc. (a)	89,300	515,261
Computer Sciences Corp.	9,670	476,054
Dell, Inc.	54,500	780,985
Diebold, Inc.	600	18,192
DST Systems, Inc.	3,100	220,937
Hewlett-Packard Co.	77,900	1,857,136
Lexmark International, Inc. Class A	2,800	73,920
NetApp, Inc. (a)	8,800	300,608
SanDisk Corp. (a)	2,600	143,000
Synopsys, Inc. (a)	7,700	276,276
Western Digital Corp.	10,800	543,024

		5,205,393

Office Equipment/Supplies — 0.4%
Pitney Bowes, Inc.	55,200	820,272
Xerox Corp.	67,956	584,422

		1,404,694

Semiconductors — 1.1%
Analog Devices, Inc.	6,800	316,132
Applied Materials, Inc.	51,500	694,220
Broadcom Corp. Class A	2,700	93,609
Cree, Inc. (a)	5,000	273,550
Freescale Semiconductor Ltd. (a)	13,600	202,504
Intel Corp.	28,200	616,170
KLA-Tencor Corp.	8,500	448,290
Lam Research Corp. (a)	952	39,470
Marvell Technology Group Ltd.	21,500	227,470
Maxim Integrated Products, Inc.	100	3,265
Micron Technology, Inc. (a)	11,500	114,770

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
NVIDIA Corp.	3,700	$47,434
PMC-Sierra, Inc. (a)	4,500	30,555
Rovi Corp. (a)	1,400	29,974
Teradyne, Inc. (a)	4,300	69,746
Texas Instruments, Inc.	11,800	418,664

		3,625,823

Software — 0.4%
Activision Blizzard, Inc.	11,200	163,184
Adobe Systems, Inc. (a)	900	39,159
Allscripts Healthcare Solutions, Inc. (a)	1,300	17,667
CA, Inc.	13,490	339,543
Compuware Corp. (a)	190	2,375
The Dun & Bradstreet Corp.	4,000	334,600
Electronic Arts, Inc. (a)	8,400	148,680
Fidelity National Information Services, Inc.	4,500	178,290
Fiserv, Inc. (a)	1,200	105,396

		1,328,894

		11,620,359

Utilities — 5.6%
Electric — 5.1%
The AES Corp.	27,300	343,161
Alliant Energy Corp.	5,800	291,044
Ameren Corp.	7,360	257,747
American Electric Power Co., Inc.	24,830	1,207,483
Calpine Corp. (a)	5,400	111,240
CenterPoint Energy, Inc.	24,800	594,208
CMS Energy Corp.	13,900	388,366
Consolidated Edison, Inc.	3,360	205,061
Dominion Resources, Inc.	16,800	977,424
DTE Energy Co.	6,810	465,395
Duke Energy Corp.	24,314	1,764,953
Edison International	19,580	985,266
Entergy Corp.	8,100	512,244
Exelon Corp.	14,475	499,098
FirstEnergy Corp.	14,127	596,160
Great Plains Energy, Inc.	2,537	58,833
Hawaiian Electric Industries, Inc.	1,700	47,107
Integrys Energy Group, Inc.	940	54,670
MDU Resources Group, Inc.	3,700	92,463
NextEra Energy, Inc.	21,710	1,686,433
Northeast Utilities	4,581	199,090
NRG Energy, Inc.	20,800	550,992
NV Energy, Inc.	11,900	238,357
OGE Energy Corp.	3,360	235,133
Pepco Holdings, Inc.	6,910	147,874
PG&E Corp.	5,630	250,704
Pinnacle West Capital Corp.	4,760	275,556
PPL Corp.	32,800	1,026,968

	Number of Shares	Value
Public Service Enterprise Group, Inc.	17,900	$614,686
SCANA Corp.	4,420	226,127
The Southern Co.	38,350	1,799,382
TECO Energy, Inc.	8,030	143,095
Westar Energy, Inc.	4,400	145,992
Wisconsin Energy Corp.	6,560	281,358
Xcel Energy, Inc.	14,420	428,274

		17,701,944

Gas — 0.3%
AGL Resources, Inc.	1,160	48,662
Atmos Energy Corp.	2,850	121,667
Energen Corp.	2,000	104,020
NiSource, Inc.	3,290	96,529
Sempra Energy	2,310	184,661
UGI Corp.	5,390	206,922
Vectren Corp.	4,150	146,993

		909,454

Water — 0.2%
American Water Works Co., Inc.	9,000	372,960
Aqua America, Inc.	9,800	308,112

		681,072

		19,292,470

TOTAL COMMON STOCK (Cost $273,566,089)		321,313,550

TOTAL EQUITIES (Cost $273,566,089)		321,313,550

MUTUAL FUNDS — 5.7%
Diversified Financial — 5.7%
iShares Russell 1000 Value Index Fund	160,100	12,995,317
Vanguard Value ETF	98,900	6,487,840

		19,483,157

TOTAL MUTUAL FUNDS (Cost $19,435,158)		19,483,157

TOTAL LONG-TERM INVESTMENTS (Cost $293,001,247)		340,796,707

	Principal Amount

SHORT-TERM INVESTMENTS — 0.5%
Repurchase Agreement — 0.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/28/13, 0.010%, due 4/01/13 (b)	$1,821,759	1,821,759

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/13	$61,631	$61,631

TOTAL SHORT-TERM INVESTMENTS (Cost $1,883,390)		1,883,390

TOTAL INVESTMENTS — 99.9% (Cost $294,884,637) (c)		342,680,097

Other Assets/(Liabilities) — 0.1%		274,461

NET ASSETS — 100.0%		$342,954,558

Notes to Portfolio of Investments

ETF	Exchange-Traded Fund
(a)	Non-income producing security.
(b)	Maturity value of $1,821,761. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $1,860,242.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.6%

COMMON STOCK — 97.2%
Basic Materials — 2.7%
Chemicals — 0.4%
PPG Industries, Inc.	4,280	$573,263

Mining — 2.3%
Vulcan Materials Co.	77,115	3,986,846

		4,560,109

Communications — 12.0%
Internet — 5.5%
eBay, Inc. (a)	113,950	6,178,369
Facebook, Inc. Class A (a)	20,375	521,192
Google, Inc. Class A (a)	3,598	2,856,920

		9,556,481

Media — 2.2%
The McGraw-Hill Cos., Inc.	72,700	3,786,216

Telecommunications — 4.3%
Amdocs Ltd.	17,760	643,800
America Movil SAB de CV Series L ADR (Mexico)	61,351	1,285,917
Corning, Inc.	124,234	1,656,039
QUALCOMM, Inc.	56,133	3,758,105

		7,343,861

		20,686,558

Consumer, Cyclical — 4.7%
Auto Manufacturers — 1.0%
Ford Motor Co.	131,290	1,726,464

Retail — 3.7%
AutoZone, Inc. (a)	10,286	4,081,176
The TJX Cos., Inc.	50,100	2,342,175

		6,423,351

		8,149,815

Consumer, Non-cyclical — 30.2%
Agriculture — 4.8%
Philip Morris International, Inc.	89,511	8,298,565

Beverages — 2.3%
Dr. Pepper Snapple Group, Inc.	85,210	4,000,609

Commercial Services — 3.2%
The ADT Corp.	45,765	2,239,739
Moody’s Corp.	17,150	914,438
Towers Watson & Co. Class A	33,196	2,301,147

		5,455,324

Foods — 3.6%
The J.M. Smucker Co.	35,339	3,504,215
Kraft Foods Group, Inc.	53,133	2,737,944

		6,242,159

	Number of Shares	Value
Health Care – Products — 3.3%
Covidien PLC	83,949	$5,695,100

Health Care – Services — 0.6%
UnitedHealth Group, Inc.	19,750	1,129,897

Pharmaceuticals — 12.4%
Abbott Laboratories	56,168	1,983,854
AbbVie, Inc.	56,688	2,311,736
Actavis, Inc. (a)	50,634	4,663,898
Bristol-Myers Squibb Co.	43,126	1,776,360
Express Scripts Holding Co. (a)	96,620	5,570,143
Pfizer, Inc.	108,220	3,123,229
Sanofi	18,720	1,908,983

		21,338,203

		52,159,857

Energy — 8.8%
Oil & Gas — 5.5%
Chevron Corp.	52,180	6,200,027
Noble Energy, Inc.	27,915	3,228,649

		9,428,676

Oil & Gas Services — 3.3%
National Oilwell Varco, Inc.	81,142	5,740,797

		15,169,473

Financial — 16.9%
Banks — 0.3%
M&T Bank Corp.	4,970	512,705

Diversified Financial — 13.2%
CIT Group, Inc. (a)	120,458	5,237,514
Citigroup, Inc.	103,174	4,564,418
CME Group, Inc.	33,255	2,041,524
Discover Financial Services	65,860	2,953,162
JP Morgan Chase & Co.	166,021	7,879,357

		22,675,975

Insurance — 3.4%
American International Group, Inc. (a)	46,730	1,814,059
Lincoln National Corp.	37,890	1,235,593
Marsh & McLennan Cos., Inc.	75,753	2,876,341

		5,925,993

		29,114,673

Industrial — 7.6%
Aerospace & Defense — 0.8%
L-3 Communications Holdings, Inc.	16,500	1,335,180

Manufacturing — 1.7%
Tyco International Ltd.	91,520	2,928,640

Transportation — 5.1%
CSX Corp.	178,999	4,408,745

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
United Parcel Service, Inc. Class B	51,259	$4,403,148

		8,811,893

		13,075,713

Technology — 14.3%
Computers — 11.6%
Apple, Inc.	20,725	9,173,507
International Business Machines Corp.	39,498	8,424,923
Western Digital Corp.	49,016	2,464,525

		20,062,955

Software — 2.7%
Microsoft Corp.	122,480	3,504,153
MSCI, Inc. (a)	33,883	1,149,650

		4,653,803

		24,716,758

TOTAL COMMON STOCK (Cost $126,859,997)		167,632,956

PREFERRED STOCK — 1.4%
Consumer, Non-cyclical — 1.4%
Household Products — 1.4%
Henkel AG & Co. KGaA 1.270%	25,692	2,473,692

TOTAL PREFERRED STOCK (Cost $2,133,451)		2,473,692

TOTAL EQUITIES (Cost $128,993,448)		170,106,648

TOTAL LONG-TERM INVESTMENTS (Cost $128,993,448)		170,106,648

	Principal Amount

SHORT-TERM INVESTMENTS — 1.2%
Repurchase Agreement — 1.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/28/13, 0.010%, due 4/01/13 (b)	$2,086,104	2,086,104

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/13	14,028	14,028

TOTAL SHORT-TERM INVESTMENTS (Cost $2,100,132)		2,100,132

Value
TOTAL INVESTMENTS — 99.8% (Cost $131,093,580) (c)	$172,206,780

Other Assets/(Liabilities) — 0.2%	316,159

NET ASSETS — 100.0%	$172,522,939

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $2,086,107. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $2,129,646.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Capital Appreciation Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.8%

COMMON STOCK — 98.8%
Basic Materials — 4.6%
Chemicals — 4.6%
Ecolab, Inc.	51,980	$4,167,756
Monsanto Co.	58,950	6,226,889
PPG Industries, Inc.	24,910	3,336,445

		13,731,090

Communications — 13.0%
Internet — 6.9%
Amazon.com, Inc. (a)	18,708	4,985,495
eBay, Inc. (a)	96,053	5,207,993
Google, Inc. Class A (a)	12,960	10,290,629

		20,484,117

Media — 2.1%
The Walt Disney Co.	109,550	6,222,440

Telecommunications — 4.0%
QUALCOMM, Inc.	181,090	12,123,976

		38,830,533

Consumer, Cyclical — 14.4%
Apparel — 2.5%
Nike, Inc. Class B	78,940	4,658,249
Ralph Lauren Corp.	15,611	2,643,099

		7,301,348

Automotive & Parts — 0.9%
Johnson Controls, Inc.	71,720	2,515,220

Distribution & Wholesale — 0.8%
W.W. Grainger, Inc.	10,770	2,423,035

Retail — 10.2%
Coach, Inc.	58,520	2,925,415
Costco Wholesale Corp.	55,670	5,907,144
McDonald’s Corp.	62,150	6,195,733
O’Reilly Automotive, Inc. (a)	49,580	5,084,429
Tiffany & Co.	38,670	2,689,112
The TJX Cos., Inc.	92,430	4,321,102
Yum! Brands, Inc.	46,440	3,340,894

		30,463,829

		42,703,432

Consumer, Non-cyclical — 24.2%
Agriculture — 0.9%
Philip Morris International, Inc.	30,050	2,785,935

Beverages — 4.4%
Brown-Forman Corp. Class B	46,445	3,316,173
The Coca-Cola Co.	114,560	4,632,806
SABMiller PLC	95,910	5,051,161

		13,000,140

	Number of Shares	Value
Biotechnology — 2.8%
Alexion Pharmaceuticals, Inc. (a)	6,810	$627,473
Biogen Idec, Inc. (a)	19,650	3,790,682
Vertex Pharmaceuticals, Inc. (a)	73,450	4,038,281

		8,456,436

Commercial Services — 2.2%
United Rentals, Inc. (a)	29,860	1,641,404
Visa, Inc. Class A	29,120	4,945,741

		6,587,145

Cosmetics & Personal Care — 2.4%
Colgate-Palmolive Co.	33,570	3,962,267
The Estee Lauder Cos., Inc. Class A	51,540	3,300,106

		7,262,373

Foods — 1.6%
Nestle SA	65,576	4,744,163

Health Care – Products — 1.2%
Baxter International, Inc.	47,340	3,438,778

Pharmaceuticals — 8.7%
Allergan, Inc.	46,402	5,179,855
Bristol-Myers Squibb Co.	106,070	4,369,023
Mead Johnson Nutrition Co.	39,900	3,090,255
Medivation, Inc. (a)	20,040	937,271
Novo Nordisk A/S Class B	31,276	5,105,508
Perrigo Co.	24,090	2,860,206
Roche Holding AG	18,035	4,210,688

		25,752,806

		72,027,776

Energy — 8.2%
Oil & Gas — 4.1%
Chevron Corp.	21,120	2,509,478
Concho Resources, Inc. (a)	19,050	1,856,042
Ensco PLC Class A	32,270	1,936,200
Noble Energy, Inc.	28,720	3,321,755
Phillips 66	36,730	2,569,998

		12,193,473

Oil & Gas Services — 4.1%
Cameron International Corp. (a)	58,750	3,830,500
FMC Technologies, Inc. (a)	48,340	2,629,213
Oceaneering International, Inc.	28,440	1,888,700
Schlumberger Ltd.	52,186	3,908,210

		12,256,623

		24,450,096

Financial — 4.2%
Banks — 1.9%
Northern Trust Corp.	49,890	2,721,999
Standard Chartered PLC	113,764	2,947,056

		5,669,055

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Capital Appreciation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial — 2.3%
American Express Co.	50,380	$3,398,635
The Charles Schwab Corp.	32,840	580,940
The Goldman Sachs Group, Inc.	18,590	2,735,518

		6,715,093

		12,384,148

Industrial — 13.8%
Aerospace & Defense — 2.1%
TransDigm Group, Inc.	16,630	2,543,060
United Technologies Corp.	40,270	3,762,426

		6,305,486

Electrical Components & Equipment — 0.5%
AMETEK, Inc.	36,940	1,601,718

Electronics — 0.9%
Mettler-Toledo International, Inc. (a)	11,840	2,524,525

Machinery – Diversified — 1.8%
Cummins, Inc.	29,070	3,366,597
Roper Industries, Inc.	14,310	1,821,806

		5,188,403

Manufacturing — 3.1%
Eaton Corp. PLC	49,380	3,024,525
Honeywell International, Inc.	40,980	3,087,843
Parker Hannifin Corp.	35,050	3,209,879

		9,322,247

Metal Fabricate & Hardware — 0.9%
Precision Castparts Corp.	14,550	2,758,971

Packaging & Containers — 1.0%
Crown Holdings, Inc. (a)	71,500	2,975,115

Transportation — 3.5%
J.B. Hunt Transport Services, Inc.	36,480	2,717,030
Kansas City Southern	33,100	3,670,790
Union Pacific Corp.	28,110	4,003,145

		10,390,965

		41,067,430

Technology — 16.4%
Computers — 8.3%
Apple, Inc.	38,512	17,046,567
Cognizant Technology Solutions Corp. Class A (a)	47,010	3,601,436
Teradata Corp. (a)	70,800	4,142,508

		24,790,511

Semiconductors — 2.5%
Avago Technologies Ltd.	73,780	2,650,177
Broadcom Corp. Class A	114,298	3,962,712
Texas Instruments, Inc.	24,200	858,616

		7,471,505

	Number of Shares	Value
Software — 5.6%
Cerner Corp. (a)	39,960	$3,786,210
Fiserv, Inc. (a)	31,510	2,767,523
Intuit, Inc.	53,040	3,482,076
Salesforce.com, Inc. (a)	30,480	5,450,738
VMware, Inc. Class A (a)	13,760	1,085,389

		16,571,936

		48,833,952

TOTAL COMMON STOCK (Cost $212,551,488)		294,028,457

TOTAL EQUITIES (Cost $212,551,488)		294,028,457

TOTAL LONG-TERM INVESTMENTS (Cost $212,551,488)		294,028,457

	Principal Amount
SHORT-TERM INVESTMENTS — 0.2%
Repurchase Agreement — 0.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/28/13, 0.010%, due 4/01/13 (b)	$493,199	493,199

TOTAL SHORT-TERM INVESTMENTS (Cost $493,199)		493,199

TOTAL INVESTMENTS — 99.0% (Cost $213,044,687) (c)		294,521,656

Other Assets/(Liabilities) — 1.0%		3,066,056

NET ASSETS — 100.0%		$297,587,712

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $493,199. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $503,286.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.6%

COMMON STOCK — 99.6%
Basic Materials — 4.0%
Chemicals — 3.7%
Albemarle Corp.	2,000	$125,040
Celanese Corp. Series A	7,090	312,315
CF Industries Holdings, Inc.	3,384	644,212
E.I. du Pont de Nemours & Co.	33,700	1,656,692
Eastman Chemical Co.	5,396	377,019
Ecolab, Inc.	2,778	222,740
International Flavors & Fragrances, Inc.	2,500	191,675
LyondellBasell Industries NV Class A	30,500	1,930,345
Monsanto Co.	26,370	2,785,463
NewMarket Corp.	600	156,216
PPG Industries, Inc.	6,860	918,828
Praxair, Inc.	410	45,731
Rockwood Holdings, Inc.	200	13,088
RPM International, Inc.	1,700	53,686
The Sherwin-Williams Co.	3,190	538,759
Sigma-Aldrich Corp.	3,170	246,246
The Valspar Corp.	3,500	217,875
W.R. Grace & Co. (a)	3,100	240,281
Westlake Chemical Corp.	4,400	411,400

		11,087,611

Forest Products & Paper — 0.2%
Rayonier, Inc.	3,265	194,822
Rock-Tenn Co. Class A	3,600	334,044

		528,866

Iron & Steel — 0.1%
Steel Dynamics, Inc.	26,200	415,794

Mining — 0.0%
Royal Gold, Inc.	400	28,412
Southern Copper Corp.	102	3,832

		32,244

		12,064,515

Communications — 15.3%
Advertising — 0.2%
Clear Channel Outdoor Holdings, Inc. Class A (a)	200	1,498
The Interpublic Group of Companies, Inc.	800	10,424
Lamar Advertising Co. Class A (a)	2,000	97,220
Omnicom Group, Inc.	10,100	594,890

		704,032

Internet — 5.6%
Akamai Technologies, Inc. (a)	7,100	250,559
Amazon.com, Inc. (a)	9,891	2,635,853

	Number of Shares	Value
AOL, Inc.	17,400	$669,726
eBay, Inc. (a)	45,330	2,457,793
Equinix, Inc. (a)	1,820	393,684
Expedia, Inc.	10,600	636,106
F5 Networks, Inc. (a)	1,330	118,476
Facebook, Inc. Class A (a)	500	12,790
Google, Inc. Class A (a)	8,589	6,819,924
Groupon, Inc. (a)	1,000	6,120
HomeAway, Inc. (a)	800	26,000
IAC/InterActiveCorp	600	26,808
Liberty Interactive Corp. Class A (a)	11,200	239,456
Liberty Ventures Series A (a)	200	15,116
LinkedIn Corp. (a)	420	73,945
Netflix, Inc. (a)	1,721	325,975
Priceline.com, Inc. (a)	1,435	987,179
Rackspace Hosting, Inc. (a)	1,900	95,912
Symantec Corp. (a)	24,500	604,660
TripAdvisor, Inc. (a)	2,300	120,796
VeriSign, Inc. (a)	10,640	503,059

		17,019,937

Media — 5.3%
AMC Networks, Inc. (a)	5,200	328,536
Cablevision Systems Corp. Class A	35,800	535,568
CBS Corp. Class B	7,400	345,506
Charter Communications, Inc. Class A (a)	1,600	166,688
Comcast Corp. Class A	77,800	3,268,378
DIRECTV (a)	33,100	1,873,791
Discovery Communications, Inc. Series A (a)	7,100	559,054
DISH Network Corp. Class A	18,100	685,990
FactSet Research Systems, Inc.	1,200	111,120
John Wiley & Sons, Inc. Class A	13,400	522,064
Liberty Global, Inc. Class A (a)	11,200	822,080
The McGraw-Hill Cos., Inc.	3,470	180,718
News Corp. Class A	28,900	882,028
Scripps Networks Interactive Class A	4,400	283,096
Sirius XM Radio, Inc.	109,800	338,184
Starz - Liberty Capital (a)	31,500	697,725
Time Warner Cable, Inc.	14,490	1,391,909
Viacom, Inc. Class B	30,800	1,896,356
The Walt Disney Co.	19,200	1,090,560

		15,979,351

Telecommunications — 4.2%
Crown Castle International Corp. (a)	500	34,820
EchoStar Corp. (a)	15,800	615,726
Harris Corp.	7,670	355,428
Level 3 Communications, Inc. (a)	2,900	58,841
Motorola Solutions, Inc.	11,500	736,345
NeuStar, Inc. Class A (a)	5,400	251,262
Palo Alto Networks, Inc. (a)	1,700	96,220

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
QUALCOMM, Inc.	59,290	$3,969,465
SBA Communications Corp. Class A (a)	2,070	149,081
tw telecom, Inc. (a)	3,800	95,722
Verizon Communications, Inc.	106,200	5,219,730
Virgin Media, Inc.	15,400	754,138
Windstream Corp.	26,270	208,847

		12,545,625

		46,248,945

Consumer, Cyclical — 12.3%
Airlines — 0.8%
Copa Holdings SA Class A	8,520	1,019,077
Delta Air Lines, Inc. (a)	39,900	658,749
Southwest Airlines Co.	63,300	853,284

		2,531,110

Apparel — 0.7%
Ascena Retail Group, Inc. (a)	2,800	51,940
Carter’s, Inc. (a)	10,300	589,881
Nike, Inc. Class B	19,180	1,131,812
Ralph Lauren Corp.	1,530	259,044
VF Corp.	980	164,395

		2,197,072

Automotive & Parts — 0.5%
BorgWarner, Inc. (a)	4,540	351,124
Delphi Automotive PLC	12,700	563,880
The Goodyear Tire & Rubber Co. (a)	25,900	326,599
Visteon Corp/New (a)	1,400	80,780
WABCO Holdings, Inc. (a)	2,300	162,357

		1,484,740

Distribution & Wholesale — 0.2%
Fastenal Co.	100	5,135
Genuine Parts Co.	6,800	530,400
MRC Global, Inc. (a)	400	13,172
W.W. Grainger, Inc.	450	101,241

		649,948

Entertainment — 0.5%
Bally Technologies, Inc. (a)	4,200	218,274
Cinemark Holdings, Inc.	11,100	326,784
International Game Technology	31,700	523,050
The Madison Square Garden Co. Class A (a)	2,800	161,280
Penn National Gaming, Inc. (a)	200	10,886
Regal Entertainment Group Class A	14,300	238,381

		1,478,655

Home Builders — 0.1%
D.R. Horton, Inc.	4,000	97,200
NVR, Inc. (a)	120	129,613
Thor Industries, Inc.	4,600	169,234

		396,047

	Number of Shares	Value
Housewares — 0.1%
The Toro Co.	3,580	$164,823

Leisure Time — 0.2%
Harley-Davidson, Inc.	7,300	389,090
Polaris Industries, Inc.	2,300	212,727

		601,817

Lodging — 0.6%
Choice Hotels International, Inc.	5,900	249,629
Las Vegas Sands Corp.	3,700	208,495
Marriott International, Inc. Class A	5,067	213,980
Starwood Hotels & Resorts Worldwide, Inc.	8,400	535,332
Wyndham Worldwide Corp.	5,600	361,088
Wynn Resorts Ltd.	2,720	340,435

		1,908,959

Retail — 8.3%
Advance Auto Parts, Inc.	2,740	226,461
American Eagle Outfitters, Inc.	33,000	617,100
AutoZone, Inc. (a)	1,168	463,427
Bed Bath & Beyond, Inc. (a)	5,300	341,426
Big Lots, Inc. (a)	2,000	70,540
Brinker International, Inc.	4,200	158,130
Chico’s FAS, Inc.	14,300	240,240
Chipotle Mexican Grill, Inc. (a)	3	978
Coach, Inc.	1,109	55,439
Copart, Inc. (a)	100	3,428
Costco Wholesale Corp.	19,460	2,064,900
CVS Caremark Corp.	15,900	874,341
Darden Restaurants, Inc.	2,700	139,536
Dick’s Sporting Goods, Inc.	400	18,920
Dollar Tree, Inc. (a)	20	969
DSW, Inc. Class A	1,700	108,460
Dunkin’ Brands Group, Inc.	3,700	136,456
Family Dollar Stores, Inc.	130	7,676
Foot Locker, Inc.	5,000	171,200
The Gap, Inc.	19,600	693,840
GNC Holdings, Inc. Class A	3,600	141,408
Hanesbrands, Inc. (a)	15,200	692,512
The Home Depot, Inc.	59,700	4,165,866
Kohl’s Corp.	7,400	341,362
Limited Brands, Inc.	5,700	254,562
Lowe’s Cos., Inc.	8,800	333,696
Macy’s, Inc.	13,900	581,576
McDonald’s Corp.	23,680	2,360,659
Michael Kors Holdings Ltd. (a)	100	5,679
MSC Industrial Direct Co., Inc. Class A	200	17,156
Nordstrom, Inc.	5,800	320,334
Nu Skin Enterprises, Inc. Class A	8,500	375,700
O’Reilly Automotive, Inc. (a)	5,480	561,974
Panera Bread Co. Class A (a)	900	148,716
PetSmart, Inc.	5,800	360,180

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
PVH Corp.	3,320	$354,609
Ross Stores, Inc.	9,180	556,492
Sally Beauty Holdings, Inc. (a)	2,100	61,698
Starbucks Corp.	18,500	1,053,760
Target Corp.	3,200	219,040
The TJX Cos., Inc.	35,120	1,641,860
Tractor Supply Co.	900	93,717
Ulta Salon Cosmetics & Fragrance, Inc. (a)	100	8,117
Urban Outfitters, Inc. (a)	6,100	236,314
Wal-Mart Stores, Inc.	48,240	3,609,799
Williams-Sonoma, Inc.	1,800	92,736
Yum! Brands, Inc.	2,940	211,504

		25,194,493

Textiles — 0.1%
Cintas Corp.	3,000	132,390

Toys, Games & Hobbies — 0.2%
Hasbro, Inc.	5,770	253,534
Mattel, Inc.	7,800	341,562

		595,096

		37,335,150

Consumer, Non-cyclical — 27.2%
Agriculture — 2.7%
Altria Group, Inc.	86,970	2,990,898
Lorillard, Inc.	18,790	758,176
Philip Morris International, Inc.	44,970	4,169,169
Reynolds American, Inc.	8,100	360,369

		8,278,612

Beverages — 3.7%
Brown-Forman Corp. Class B	987	70,472
The Coca-Cola Co.	128,560	5,198,966
Coca-Cola Enterprises, Inc.	19,300	712,556
Dr. Pepper Snapple Group, Inc.	5,800	272,310
Monster Beverage Corp. (a)	600	28,644
PepsiCo, Inc.	61,323	4,851,263

		11,134,211

Biotechnology — 2.6%
Alexion Pharmaceuticals, Inc. (a)	3,230	297,612
Amgen, Inc.	37,500	3,844,125
Biogen Idec, Inc. (a)	6,890	1,329,150
Celgene Corp. (a)	15,800	1,831,378
Charles River Laboratories International, Inc. (a)	1,300	57,551
Illumina, Inc. (a)	100	5,400
Life Technologies Corp. (a)	645	41,686
Myriad Genetics, Inc. (a)	9,500	241,300
Regeneron Pharmaceuticals, Inc. (a)	630	111,132
Vertex Pharmaceuticals, Inc. (a)	2,000	109,960

		7,869,294

	Number of Shares	Value
Commercial Services — 4.4%
Aaron’s, Inc.	2,750	$78,870
Alliance Data Systems Corp. (a)	1,660	268,737
Apollo Group, Inc. Class A (a)	13,810	240,156
Automatic Data Processing, Inc.	11,080	720,422
Equifax, Inc.	4,100	236,119
FleetCor Technologies, Inc. (a)	4,400	337,348
Gartner, Inc. (a)	1,400	76,174
Genpact Ltd.	7,000	127,330
Global Payments, Inc.	8,150	404,729
H&R Block, Inc.	15,600	458,952
Hertz Global Holdings, Inc. (a)	18,400	409,584
Iron Mountain, Inc.	1,999	72,584
ITT Educational Services, Inc. (a)	29,500	406,510
Lender Processing Services, Inc.	27,900	710,334
MasterCard, Inc. Class A	2,446	1,323,604
McKesson Corp.	8,720	941,411
Moody’s Corp.	10,800	575,856
Morningstar, Inc.	1,500	104,880
Paychex, Inc.	6,600	231,462
Robert Half International, Inc.	4,100	153,873
Rollins, Inc.	1,400	34,370
Total System Services, Inc.	8,900	220,542
United Rentals, Inc. (a)	7,200	395,784
Vantiv, Inc. (a)	10,100	239,774
Verisk Analytics, Inc. Class A (a)	2,500	154,075
Visa, Inc. Class A	22,250	3,778,940
Weight Watchers International, Inc.	800	33,688
Western Union Co.	37,520	564,301

		13,300,409

Cosmetics & Personal Care — 0.9%
Avon Products, Inc.	22,800	472,644
Colgate-Palmolive Co.	11,730	1,384,492
The Estee Lauder Cos., Inc. Class A	2,960	189,529
The Procter & Gamble Co.	8,857	682,520

		2,729,185

Foods — 2.1%
Campbell Soup Co.	3,600	163,296
Dean Foods Co. (a)	10,900	197,617
Flowers Foods, Inc.	1,000	32,940
General Mills, Inc.	17,960	885,608
H.J. Heinz Co.	8,340	602,732
The Hershey Co.	4,000	350,120
Hillshire Brands Co.	18,880	663,632
Hormel Foods Corp.	3,000	123,960
Ingredion, Inc.	5,900	426,688
Kellogg Co.	8,240	530,903
Kraft Foods Group, Inc.	966	49,778
The Kroger Co.	31,760	1,052,526
McCormick & Co., Inc.	700	51,485
Mondelez International, Inc. Class A	2,900	88,769
Safeway, Inc.	23,000	606,050

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Sysco Corp.	5,000	$175,850
Whole Foods Market, Inc.	2,900	251,575

		6,253,529

Health Care – Products — 2.7%
Baxter International, Inc.	9,920	720,589
Becton, Dickinson & Co.	11,670	1,115,769
C.R. Bard, Inc.	2,340	235,825
The Cooper Cos., Inc.	400	43,152
Covidien PLC	1,000	67,840
Edwards Lifesciences Corp. (a)	1,820	149,531
Henry Schein, Inc. (a)	2,100	194,355
IDEXX Laboratories, Inc. (a)	800	73,912
Intuitive Surgical, Inc. (a)	696	341,868
Johnson & Johnson	23,180	1,889,866
Medtronic, Inc.	17,690	830,722
ResMed, Inc.	10,100	468,236
St. Jude Medical, Inc.	15,340	620,350
Stryker Corp.	9,100	593,684
Techne Corp.	840	56,994
Thoratec Corp. (a)	4,000	150,000
Varian Medical Systems, Inc. (a)	2,500	180,000
Zimmer Holdings, Inc.	5,300	398,666

		8,131,359

Health Care – Services — 0.9%
Catamaran Corp. (a)	5,460	289,544
Covance, Inc. (a)	3,900	289,848
DaVita HealthCare Partners, Inc. (a)	3,330	394,905
HCA Holdings, Inc.	8,700	353,481
Laboratory Corporation of America Holdings (a)	3,210	289,542
Quest Diagnostics, Inc.	6,800	383,860
Tenet Healthcare Corp. (a)	3,600	171,288
Universal Health Services, Inc. Class B	3,600	229,932
WellPoint, Inc.	5,000	331,150

		2,733,550

Household Products — 0.8%
Church & Dwight Co., Inc.	3,360	217,157
The Clorox Co.	180	15,935
Jarden Corp. (a)	12,150	520,627
Kimberly-Clark Corp.	14,070	1,378,579
Tupperware Brands Corp.	2,000	163,480

		2,295,778

Pharmaceuticals — 6.4%
Abbott Laboratories	96,920	3,423,214
AbbVie, Inc.	97,800	3,988,284
Actavis, Inc. (a)	5,100	469,761
Allergan, Inc.	8,630	963,367
AmerisourceBergen Corp.	11,000	565,950
Bristol-Myers Squibb Co.	43,100	1,775,289
Cardinal Health, Inc.	9,200	382,904
DENTSPLY International, Inc.	1,950	82,719

	Number of Shares	Value
Eli Lilly & Co.	26,720	$1,517,429
Endo Health Solutions, Inc. (a)	2,500	76,900
Express Scripts Holding Co. (a)	27,480	1,584,222
Gilead Sciences, Inc. (a)	38,000	1,859,340
Herbalife Ltd.	11,880	444,906
Mead Johnson Nutrition Co.	7,600	588,620
Mylan, Inc. (a)	13,500	390,690
Onyx Pharmaceuticals, Inc. (a)	1,300	115,518
Patterson Cos., Inc.	9,300	353,772
Perrigo Co.	1,690	200,654
Salix Pharmaceuticals Ltd. (a)	1,500	76,770
Sirona Dental Systems, Inc. (a)	200	14,746
United Therapeutics Corp. (a)	5,900	359,133
Warner Chilcott PLC Class A	18,300	247,965

		19,482,153

		82,208,080

Diversified — 0.1%
Holding Company – Diversified — 0.1%
Leucadia National Corp.	11,100	304,473

Energy — 2.9%
Energy – Alternate Sources — 0.1%
Covanta Holding Corp.	8,300	167,245

Oil & Gas — 0.8%
Atwood Oceanics, Inc. (a)	5,000	262,700
Cabot Oil & Gas Corp.	6,300	425,943
Cheniere Energy, Inc. (a)	2,800	78,400
Cobalt International Energy, Inc. (a)	5,300	149,460
Continental Resources, Inc. (a)	2,100	182,553
EOG Resources, Inc.	2,180	279,193
Helmerich & Payne, Inc.	10,100	613,070
Noble Energy, Inc.	2,510	290,307
Pioneer Natural Resources Co.	1,070	132,947
Questar Corp.	900	21,897
Whiting Petroleum Corp. (a)	1,400	71,176

		2,507,646

Oil & Gas Services — 1.9%
Cameron International Corp. (a)	80	5,216
Dresser-Rand Group, Inc. (a)	70	4,316
Halliburton Co.	13,700	553,617
National Oilwell Varco, Inc.	800	56,600
Oceaneering International, Inc.	5,600	371,896
Oil States International, Inc. (a)	4,900	399,693
RPC, Inc.	71,050	1,077,828
Schlumberger Ltd.	43,000	3,220,270
SEACOR Holdings, Inc.	400	29,472

		5,718,908

Pipelines — 0.1%
ONEOK, Inc.	4,800	228,816
The Williams Cos., Inc.	3,200	119,872

		348,688

		8,742,487

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 4.6%
Banks — 0.1%
Signature Bank (a)	1,500	$118,140

Diversified Financial — 1.8%
Affiliated Managers Group, Inc. (a)	1,860	285,640
American Express Co.	24,000	1,619,040
BlackRock, Inc.	3,360	863,117
CBOE Holdings, Inc.	2,000	73,880
Eaton Vance Corp.	3,500	146,405
Federated Investors, Inc. Class B	28,680	678,856
Franklin Resources, Inc.	1,730	260,901
IntercontinentalExchange, Inc. (a)	1,600	260,912
Lazard Ltd. Class A	8,500	290,105
LPL Financial Holdings, Inc.	1,700	54,808
T. Rowe Price Group, Inc.	7,400	554,038
Waddell & Reed Financial, Inc. Class A	8,800	385,264

		5,472,966

Insurance — 1.4%
Allied World Assurance Co. Holdings Ltd.	9,000	834,480
Aon PLC	1,300	79,950
Arch Capital Group Ltd. (a)	10,000	525,700
Arthur J. Gallagher & Co.	3,200	132,192
Endurance Specialty Holdings Ltd.	14,800	707,588
Erie Indemnity Co. Class A	90	6,798
The Hanover Insurance Group, Inc.	900	44,712
Marsh & McLennan Cos., Inc.	17,600	668,272
The Travelers Cos., Inc.	11,200	942,928
Validus Holdings Ltd.	9,200	343,804

		4,286,424

Real Estate — 0.2%
CBRE Group, Inc. (a)	9,600	242,400
Realogy Holdings Corp. (a)	6,200	302,808
The St. Joe Co. (a)	300	6,375

		551,583

Real Estate Investment Trusts (REITS) — 1.1%
American Tower Corp.	3,215	247,298
Apartment Investment & Management Co. Class A	1,400	42,924
Boston Properties, Inc.	930	93,986
BRE Properties, Inc.	400	19,472
Camden Property Trust	1,600	109,888
Digital Realty Trust, Inc.	1,900	127,129
Equity Residential	500	27,530
Essex Property Trust, Inc.	1,370	206,295
Extra Space Storage, Inc.	4,400	172,788
Federal Realty Investment Trust	1,030	111,281
HCP, Inc.	2,800	139,608
Kilroy Realty Corp.	1,100	57,640
Mid-America Apartment Communities, Inc.	1,200	82,872

	Number of Shares	Value
Plum Creek Timber Co., Inc.	6,600	$344,520
Post Properties, Inc.	3,400	160,140
Public Storage	3,580	545,305
Regency Centers Corp.	2,100	111,111
Simon Property Group, Inc.	3,049	483,449
Weyerhaeuser Co.	7,800	244,764

		3,328,000

Savings & Loans — 0.0%
People’s United Financial, Inc.	8,000	107,520

		13,864,633

Industrial — 12.5%
Aerospace & Defense — 2.8%
BE Aerospace, Inc. (a)	2,600	156,754
The Boeing Co.	39,500	3,391,075
Lockheed Martin Corp.	10,530	1,016,356
Rockwell Collins, Inc.	6,400	403,968
Spirit AeroSystems Holdings, Inc. Class A (a)	6,700	127,233
TransDigm Group, Inc.	1,620	247,730
United Technologies Corp.	34,670	3,239,218

		8,582,334

Building Materials — 0.2%
Armstrong World Industries, Inc.	800	44,712
Fortune Brands Home & Security, Inc. (a)	700	26,201
Lennox International, Inc.	1,410	89,521
Martin Marietta Materials, Inc.	1,040	106,101
Masco Corp.	13,200	267,300

		533,835

Electrical Components & Equipment — 0.9%
AMETEK, Inc.	9,675	419,508
The Babcock & Wilcox Co.	3,400	96,594
Emerson Electric Co.	28,610	1,598,441
General Cable Corp. (a)	12,400	454,212
Hubbell, Inc. Class B	2,100	203,931

		2,772,686

Electronics — 0.8%
Agilent Technologies, Inc.	7,820	328,205
Amphenol Corp. Class A	6,100	455,365
Dolby Laboratories, Inc. Class A	4,530	152,027
FLIR Systems, Inc.	4,900	127,449
Garmin Ltd.	7,240	239,210
Gentex Corp/MI	18,460	369,384
Jabil Circuit, Inc.	12,700	234,696
Mettler-Toledo International, Inc. (a)	780	166,312
Trimble Navigation Ltd. (a)	5,420	162,383
Waters Corp. (a)	2,190	205,663

		2,440,694

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Engineering & Construction — 0.3%
Chicago Bridge & Iron Co. NV	4,000	$248,400
Fluor Corp.	9,600	636,768

		885,168

Environmental Controls — 0.1%
Clean Harbors, Inc. (a)	700	40,663
Stericycle, Inc. (a)	1,630	173,073
Waste Connections, Inc.	3,300	118,734

		332,470

Hand & Machine Tools — 0.2%
Lincoln Electric Holdings, Inc.	6,700	363,006
Snap-on, Inc.	2,800	231,560

		594,566

Machinery – Construction & Mining — 0.7%
Caterpillar, Inc.	13,490	1,173,225
Ingersoll-Rand PLC	13,300	731,633
Joy Global, Inc.	4,300	255,936

		2,160,794

Machinery – Diversified — 1.1%
Cummins, Inc.	390	45,166
Deere & Co.	11,300	971,574
Flowserve Corp.	1,930	323,680
Graco, Inc.	1,200	69,636
IDEX Corp.	1,950	104,169
The Manitowoc Co., Inc.	4,500	92,520
Nordson Corp.	2,200	145,090
Rockwell Automation, Inc.	5,400	466,290
Roper Industries, Inc.	4,510	574,168
Wabtec Corp.	1,400	142,954
Zebra Technologies Corp. Class A (a)	8,450	398,249

		3,333,496

Manufacturing — 2.9%
3M Co.	24,300	2,583,333
Carlisle Cos., Inc.	7,500	508,425
Danaher Corp.	9,720	604,098
Donaldson Co., Inc.	200	7,238
Eaton Corp. PLC	1,428	87,465
Honeywell International, Inc.	30,260	2,280,091
Illinois Tool Works, Inc.	17,100	1,042,074
ITT Corp.	14,000	398,020
Pall Corp.	3,300	225,621
Parker Hannifin Corp.	2,700	247,266
Textron, Inc.	24,000	715,440

		8,699,071

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.	210	39,820
The Timken Co.	2,600	147,108
Valmont Industries, Inc.	920	144,689

		331,617

	Number of Shares	Value
Packaging & Containers — 0.5%
Ball Corp.	10,400	$494,832
Crown Holdings, Inc. (a)	5,600	233,016
Owens-Illinois, Inc. (a)	20,100	535,665
Packaging Corporation of America	3,300	148,071
Silgan Holdings, Inc.	1,500	70,875

		1,482,459

Transportation — 1.9%
C.H. Robinson Worldwide, Inc.	2,800	166,488
Con-way, Inc.	1,200	42,252
CSX Corp.	19,300	475,359
Era Group, Inc. (a)	13,500	283,500
Expeditors International of Washington, Inc.	2,700	96,417
FedEx Corp.	500	49,100
J.B. Hunt Transport Services, Inc.	100	7,448
Kansas City Southern	2,600	288,340
Kirby Corp. (a)	40	3,072
Landstar System, Inc.	1,060	60,515
Matson, Inc.	8,200	201,720
Union Pacific Corp.	18,740	2,668,763
United Continental Holdings, Inc. (a)	11,455	366,675
United Parcel Service, Inc. Class B	10,000	859,000

		5,568,649

		37,717,839

Technology — 20.6%
Computers — 11.2%
Accenture PLC Class A	26,900	2,043,593
Apple, Inc.	38,309	16,956,713
Cadence Design Systems, Inc. (a)	19,800	275,814
Cognizant Technology Solutions Corp. Class A (a)	1,400	107,254
Diebold, Inc.	200	6,064
DST Systems, Inc.	11,220	799,649
EMC Corp. (a)	81,380	1,944,168
Fortinet, Inc. (a)	1,200	28,416
IHS, Inc. Class A (a)	200	20,944
International Business Machines Corp.	42,360	9,035,388
Jack Henry & Associates, Inc.	7,500	346,575
MICROS Systems, Inc. (a)	600	27,306
NCR Corp. (a)	11,360	313,082
NetApp, Inc. (a)	11,460	391,474
Riverbed Technology, Inc. (a)	7,500	111,825
Synopsys, Inc. (a)	11,400	409,032
Teradata Corp. (a)	2,200	128,722
Western Digital Corp.	16,200	814,536

		33,760,555

Office Equipment/Supplies — 0.3%
Pitney Bowes, Inc.	67,600	1,004,536

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Semiconductors — 2.0%
Advanced Micro Devices, Inc. (a)	47,100	$120,105
Altera Corp.	1,000	35,470
Analog Devices, Inc.	1,080	50,209
Avago Technologies Ltd.	5,700	204,744
Broadcom Corp. Class A	8,000	277,360
Cypress Semiconductor Corp.	1,900	20,957
Freescale Semiconductor Ltd. (a)	15,800	235,262
Intel Corp.	120,700	2,637,295
Lam Research Corp. (a)	1,300	53,898
Linear Technology Corp.	8,620	330,749
LSI Corp. (a)	21,900	148,482
Maxim Integrated Products, Inc.	5,500	179,575
Microchip Technology, Inc.	6,600	242,616
Rovi Corp. (a)	8,600	184,126
Silicon Laboratories, Inc. (a)	1,400	57,904
Skyworks Solutions, Inc. (a)	3,000	66,090
Teradyne, Inc. (a)	2,500	40,550
Texas Instruments, Inc.	26,050	924,254
Xilinx, Inc.	9,610	366,814

		6,176,460

Software — 7.1%
Adobe Systems, Inc. (a)	9,650	419,872
ANSYS, Inc. (a)	2,300	187,266
Autodesk, Inc. (a)	5,550	228,882
BMC Software, Inc. (a)	12,430	575,882
Broadridge Financial Solutions, Inc.	11,660	289,634
CA, Inc.	28,300	712,311
Cerner Corp. (a)	2,000	189,500
Citrix Systems, Inc. (a)	4,300	310,288
Compuware Corp. (a)	12,100	151,250
The Dun & Bradstreet Corp.	5,220	436,653
Fiserv, Inc. (a)	5,250	461,107
Intuit, Inc.	4,660	305,929
Microsoft Corp.	327,660	9,374,353
MSCI, Inc. (a)	2,700	91,611
NetSuite, Inc. (a)	300	24,018
Nuance Communications, Inc. (a)	2,600	52,468
Oracle Corp.	200,900	6,497,106
Red Hat, Inc. (a)	700	35,392
SAIC, Inc.	16,600	224,930
Salesforce.com, Inc. (a)	920	164,524
SEI Investments Co.	1,900	54,815
Servicenow, Inc. (a)	200	7,240
Solarwinds, Inc. (a)	4,600	271,860
Solera Holdings, Inc.	3,800	221,654
VeriFone Systems, Inc. (a)	2,500	51,700
VMware, Inc. Class A (a)	580	45,750

		21,385,995

		62,327,546

	Number of Shares	Value
Utilities — 0.1%
Electric — 0.0%
ITC Holdings Corp.	1,300	$116,038

Pipelines — 0.1%
Kinder Morgan, Inc.	5,454	210,961

Water — 0.0%
Aqua America, Inc.	5,200	163,488

		490,487

TOTAL COMMON STOCK (Cost $263,732,264)		301,304,155

TOTAL EQUITIES (Cost $263,732,264)		301,304,155

TOTAL LONG-TERM INVESTMENTS (Cost $263,732,264)		301,304,155

	Principal Amount
SHORT-TERM INVESTMENTS — 0.3%
Repurchase Agreement — 0.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 03/28/13, 0.010%, due 4/01/13 (b)	$752,882	752,882

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/13	93,940	93,940

TOTAL SHORT-TERM INVESTMENTS (Cost $846,822)		846,822

TOTAL INVESTMENTS — 99.9% (Cost $264,579,086) (c)		302,150,977

Other Assets/(Liabilities) — 0.1%		240,557

NET ASSETS — 100.0%		$302,391,534

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $752,883. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $769,359.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Cap Opportunities Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.6%

COMMON STOCK — 96.6%
Basic Materials — 7.0%
Chemicals — 3.4%
A. Schulman, Inc.	43,311	$1,366,895
Cytec Industries, Inc.	31,177	2,309,592
W.R. Grace & Co. (a)	20,308	1,574,073

		5,250,560

Forest Products & Paper — 1.5%
P.H. Glatfelter Co.	98,829	2,310,622

Mining — 2.1%
Compass Minerals International, Inc.	21,674	1,710,079
Kaiser Aluminum Corp.	23,860	1,542,549

		3,252,628

		10,813,810

Communications — 4.2%
Internet — 1.5%
TIBCO Software, Inc. (a)	111,749	2,259,565

Telecommunications — 2.7%
Aruba Networks, Inc. (a)	113,881	2,817,416
Finisar Corp. (a) (b)	102,837	1,356,420

		4,173,836

		6,433,401

Consumer, Cyclical — 10.9%
Automotive & Parts — 1.6%
Dana Holding Corp.	139,796	2,492,563

Distribution & Wholesale — 1.4%
Fossil, Inc. (a)	8,694	839,840
Pool Corp.	26,692	1,281,216

		2,121,056

Home Builders — 0.5%
Toll Brothers, Inc. (a)	24,623	843,091

Retail — 6.0%
Brinker International, Inc.	20,200	760,530
Dunkin’ Brands Group, Inc.	62,374	2,300,353
Nu Skin Enterprises, Inc. Class A (b)	36,750	1,624,350
Pier 1 Imports, Inc.	126,453	2,908,419
Texas Roadhouse, Inc.	82,040	1,656,388

		9,250,040

Storage & Warehousing — 1.4%
Mobile Mini, Inc. (a)	40,730	1,198,684
Wesco Aircraft Holdings, Inc. (a)	61,000	897,920

		2,096,604

		16,803,354

	Number of Shares	Value
Consumer, Non-cyclical — 20.7%
Biotechnology — 0.3%
Merrimack Pharmaceuticals, Inc. (a) (b)	62,350	$380,335

Commercial Services — 8.7%
Bright Horizons Family Solutions, Inc. (a) (b)	24,890	841,033
KAR Auction Services, Inc.	116,660	2,336,700
Korn/Ferry International (a)	114,033	2,036,629
MAXIMUS, Inc.	18,629	1,489,761
Monro Muffler Brake, Inc. (b)	39,812	1,580,934
Robert Half International, Inc.	92,141	3,458,052
Team Health Holdings, Inc. (a)	45,520	1,656,018

		13,399,127

Foods — 1.5%
Flowers Foods, Inc.	70,800	2,332,152

Health Care – Products — 2.3%
Cepheid, Inc. (a)	35,420	1,359,065
Dexcom, Inc. (a)	72,680	1,215,210
Orthofix International NV (a)	28,301	1,015,157

		3,589,432

Health Care – Services — 4.9%
Community Health Systems, Inc.	35,350	1,675,236
HealthSouth Corp. (a)	88,153	2,324,595
WellCare Health Plans, Inc. (a)	61,720	3,577,291

		7,577,122

Pharmaceuticals — 3.0%
Achillion Pharmaceuticals, Inc. (a)	59,935	523,832
Medivation, Inc. (a)	15,880	742,708
Questcor Pharmaceuticals, Inc. (b)	33,835	1,100,991
Santarus, Inc. (a)	88,135	1,527,380
Sarepta Therapeutics, Inc. (a) (b)	16,730	618,173

		4,513,084

		31,791,252

Energy — 4.4%
Energy – Alternate Sources — 0.7%
Renewable Energy Group, Inc. (a)	129,672	997,178

Oil & Gas — 3.1%
CVR Energy, Inc. (c)	5,896	-
EPL Oil & Gas, Inc. (a)	142,205	3,812,516
Western Refining, Inc. (b)	26,960	954,654

		4,767,170

Pipelines — 0.6%
MPLX LP	24,690	924,640

		6,688,988

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Cap Opportunities Fund  – Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 23.1%
Banks — 2.1%
CapitalSource, Inc.	148,702	$1,430,513
FirstMerit Corp. (b)	113,049	1,868,700

		3,299,213

Diversified Financial — 3.2%
Financial Engines, Inc.	68,104	2,466,727
Ocwen Financial Corp. (a)	35,384	1,341,761
WisdomTree Investments, Inc. (a)	109,690	1,140,776

		4,949,264

Insurance — 1.6%
Alterra Capital Holdings Ltd.	20,985	661,028
AmTrust Financial Services, Inc. (b)	50,762	1,758,903

		2,419,931

Investment Companies — 1.8%
Home Loan Servicing Solutions Ltd.	116,140	2,709,546

Real Estate Investment Trusts (REITS) — 10.6%
Apollo Commercial Real Estate Finance, Inc.	11,370	199,998
Ares Commercial Real Estate Corp.	42,689	722,298
CapLease, Inc.	183,690	1,170,105
Chatham Lodging Trust	72,795	1,281,920
CYS Investments, Inc.	126,339	1,483,220
Hatteras Financial Corp.	100,935	2,768,647
LaSalle Hotel Properties	120,136	3,049,052
Mid-America Apartment Communities, Inc.	41,951	2,897,136
Starwood Property Trust, Inc.	97,246	2,699,549

		16,271,925

Savings & Loans — 3.8%
BankUnited, Inc.	112,248	2,875,794
First Niagara Financial Group, Inc.	217,500	1,927,050
Oritani Financial Corp.	72,428	1,121,910

		5,924,754

		35,574,633

Industrial — 16.1%
Aerospace & Defense — 1.6%
BE Aerospace, Inc. (a)	28,430	1,714,045
Triumph Group, Inc.	10,080	791,280

		2,505,325

Building Materials — 0.1%
Boise Cascade Co. (a)	4,970	168,682

Electrical Components & Equipment — 0.9%
Greatbatch, Inc. (a)	48,182	1,439,196

Electronics — 2.4%
Imax Corp. (a) (b)	138,191	3,693,845

	Number of Shares	Value
Engineering & Construction — 1.5%
AECOM Technology Corp. (a)	30,536	$1,001,581
KBR, Inc.	41,216	1,322,209

		2,323,790

Environmental Controls — 1.5%
Waste Connections, Inc.	63,104	2,270,482

Hand & Machine Tools — 1.0%
Regal-Beloit Corp.	18,980	1,548,009

Machinery – Diversified — 1.1%
Wabtec Corp.	15,961	1,629,778

Packaging & Containers — 1.2%
Packaging Corporation of America	41,049	1,841,868

Transportation — 3.8%
Atlas Air Worldwide Holdings, Inc. (a)	24,690	1,006,364
Hub Group, Inc. Class A (a)	51,377	1,975,960
Old Dominion Freight Line, Inc. (a)	40,301	1,539,498
Swift Transportation Co. (a)	89,479	1,268,812

		5,790,634

Trucking & Leasing — 1.0%
The Greenbrier Cos., Inc. (a)	68,900	1,564,719

		24,776,328

Technology — 9.1%
Computers — 2.6%
Fortinet, Inc. (a)	123,247	2,918,489
j2 Global, Inc.	28,576	1,120,465

		4,038,954

Semiconductors — 4.8%
Cavium, Inc. (a)	53,810	2,088,366
Cirrus Logic, Inc. (a)	32,890	748,248
Semtech Corp. (a)	74,819	2,647,844
Skyworks Solutions, Inc. (a)	85,928	1,892,994

		7,377,452

Software — 1.7%
Guidewire Software, Inc. (a)	23,350	897,574
Servicenow, Inc. (a) (b)	21,790	788,798
Splunk, Inc. (a)	20,703	828,741

		2,515,113

		13,931,519

Utilities — 1.1%
Gas — 0.6%
PAA Natural Gas Storage LP	41,090	878,915

Water — 0.5%
Aqua America, Inc.	27,397	861,362

		1,740,277

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Cap Opportunities Fund  – Portfolio of Investments (Continued)

	Number of Shares	Value

TOTAL COMMON STOCK (Cost $125,326,915)		$148,553,562

TOTAL EQUITIES (Cost $125,326,915)		148,553,562

MUTUAL FUNDS — 8.3%
Diversified Financial — 8.3%
State Street Navigator Securities Lending Prime Portfolio (d)	12,812,845	12,812,845

TOTAL MUTUAL FUNDS (Cost $12,812,845)		12,812,845

RIGHTS — 0.0%
Consumer, Non-cyclical — 0.0%
Pharmaceuticals — 0.0%
Indevus Pharmaceuticals, Inc. (Escrow Shares) (a) (b) (c)	600	-

TOTAL RIGHTS (Cost $0)		-

TOTAL LONG-TERM INVESTMENTS (Cost $138,139,760)		161,366,407

	Principal Amount

SHORT-TERM INVESTMENTS — 2.5%
Repurchase Agreement — 2.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 03/28/13, 0.010%, due 4/01/13 (e)	$3,793,775	3,793,775

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/13	19,124	19,124

TOTAL SHORT-TERM INVESTMENTS (Cost $3,812,899)		3,812,899

TOTAL INVESTMENTS — 107.4% (Cost $141,952,659) (f)		165,179,306

Other Assets/(Liabilities) — (7.4)%		(11,370,103)

NET ASSETS — 100.0%		$153,809,203

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2013, was $12,495,485. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2013, these securities amounted to a value of $0 or 0.00% of net assets.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $3,793,779. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 2/01/32, and an aggregate market value, including accrued interest, of $3,870,509.
(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.3%

COMMON STOCK — 96.5%
Basic Materials — 1.2%
Chemicals — 1.0%
Linde AG	21,019	$3,909,978

Mining — 0.2%
Iluka Resources Ltd. (a)	77,500	757,783

		4,667,761

Communications — 15.9%
Internet — 4.9%
eBay, Inc. (b)	158,800	8,610,136
Facebook, Inc. Class A (b)	94,510	2,417,566
Google, Inc. Class A (b)	10,710	8,504,061

		19,531,763

Media — 5.0%
Grupo Televisa SAB Sponsored ADR (Mexico)	133,360	3,548,710
The McGraw-Hill Cos., Inc.	119,680	6,232,934
The Walt Disney Co.	132,600	7,531,680
Zee Entertainment Enterprises Ltd.	570,693	2,218,811

		19,532,135

Telecommunications — 6.0%
Juniper Networks, Inc. (b)	205,700	3,813,678
KDDI Corp. (a)	131,846	5,516,172
Telefonaktiebolaget LM Ericsson Class B	1,138,017	14,199,554

		23,529,404

		62,593,302

Consumer, Cyclical — 9.9%
Apparel — 1.0%
Tod’s SpA (a)	28,458	4,083,728

Entertainment — 0.4%
Lottomatica SpA	63,438	1,493,576

Leisure Time — 1.3%
Carnival Corp.	147,030	5,043,129

Retail — 7.1%
E-Mart Co. Ltd.	1,745	344,191
Inditex SA	50,364	6,711,729
McDonald’s Corp.	70,380	7,016,182
PPR	35,250	7,760,534
Tiffany & Co.	85,970	5,978,354

		27,810,990

Textiles — 0.1%
Brunello Cucinelli SpA (a) (b)	20,760	437,433

		38,868,856

	Number of Shares	Value
Consumer, Non-cyclical — 18.7%
Beverages — 3.1%
Carlsberg A/S Class B (a)	27,970	$2,728,257
Companhia de Bebidas das Americas ADR (Brazil)	82,000	3,471,060
Fomento Economico Mexicano SAB de CV	536,962	6,095,465

		12,294,782

Biotechnology — 0.3%
Vertex Pharmaceuticals, Inc. (b)	19,210	1,056,166

Cosmetics & Personal Care — 2.0%
Colgate-Palmolive Co.	65,730	7,758,112

Foods — 3.1%
Nestle SA	65,630	4,748,069
Unilever PLC	175,672	7,453,286

		12,201,355

Health Care – Products — 1.9%
St. Jude Medical, Inc.	42,390	1,714,252
Zimmer Holdings, Inc.	75,150	5,652,783

		7,367,035

Health Care – Services — 3.3%
Aetna, Inc.	119,480	6,107,817
WellPoint, Inc.	107,260	7,103,830

		13,211,647

Pharmaceuticals — 5.0%
Allergan, Inc.	13,300	1,484,679
Bayer AG	61,290	6,323,765
Gilead Sciences, Inc. (b)	80,560	3,941,801
Medivation, Inc. (b)	20,930	978,896
Roche Holding AG	18,453	4,308,280
Theravance, Inc. (a) (b)	83,430	1,970,617
ThromboGenics NV (b)	13,372	645,563

		19,653,601

		73,542,698

Diversified — 2.0%
Holding Company – Diversified — 2.0%
LVMH Moet Hennessy Louis Vuitton SA	45,290	7,780,665

Energy — 3.2%
Oil & Gas — 0.7%
Repsol YPF SA	133,780	2,722,051

Oil & Gas Services — 2.5%
Technip SA	60,550	6,211,588
Transocean Ltd.	72,912	3,788,508

		10,000,096

		12,722,147

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 15.9%
Banks — 5.1%
Banco Bilbao Vizcaya Argentaria SA	534,499	$4,660,828
ICICI Bank Ltd. Sponsored ADR (India) (a)	138,710	5,950,659
Itau Unibanco Holding SA Sponsored ADR (Brazil)	235,510	4,192,078
Societe Generale SA (b)	48,220	1,590,737
Sumitomo Mitsui Financial Group, Inc. (a)	87,400	3,586,508

		19,980,810

Diversified Financial — 5.6%
BM&F BOVESPA SA	580,300	3,917,007
Citigroup, Inc.	70,890	3,136,174
Credit Suisse Group	90,619	2,391,567
The Goldman Sachs Group, Inc.	23,280	3,425,652
Moscow Exchange OAO (b)	818,958	1,491,650
UBS AG	506,215	7,774,029

		22,136,079

Insurance — 4.7%
Allianz SE	45,678	6,206,584
The Dai-ichi Life Insurance Co. Ltd.	3,117	4,187,375
Fidelity National Financial, Inc. Class A	95,480	2,408,961
Prudential PLC	353,262	5,748,427

		18,551,347

Real Estate — 0.5%
DLF Ltd.	439,907	1,922,769

		62,591,005

Industrial — 16.4%
Aerospace & Defense — 3.5%
Embraer SA Sponsored ADR (Brazil)	119,000	4,244,730
European Aeronautic Defence and Space Co.	186,720	9,519,833

		13,764,563

Electrical Components & Equipment — 1.4%
Emerson Electric Co.	61,210	3,419,803
Prysmian SpA	96,680	1,994,229

		5,414,032

Electronics — 4.7%
Fanuc Corp.	16,400	2,523,078
Hoya Corp. (a)	18,900	355,547
Keyence Corp.	15,420	4,737,238
Kyocera Corp.	26,200	2,405,324
Murata Manufacturing Co. Ltd. (a)	79,810	6,030,795
Nidec Corp. (a)	38,100	2,282,804

		18,334,786

Machinery – Diversified — 0.7%
FLSmidth & Co. A/S (a)	46,037	2,796,919

	Number of Shares	Value
Manufacturing — 3.5%
3M Co.	56,180	$5,972,496
Siemens AG	73,001	7,864,395

		13,836,891

Metal Fabricate & Hardware — 1.6%
Assa Abloy AB Series B	158,654	6,489,465

Transportation — 1.0%
United Parcel Service, Inc. Class B	48,020	4,124,918

		64,761,574

Technology — 12.8%
Computers — 0.5%
Fusion-io, Inc. (a) (b)	115,830	1,896,137

Semiconductors — 4.4%
Altera Corp.	200,070	7,096,483
Maxim Integrated Products, Inc.	208,410	6,804,587
Taiwan Semiconductor Manufacturing Co. Ltd.	1,086,505	3,629,880

		17,530,950

Software — 7.9%
Adobe Systems, Inc. (b)	143,290	6,234,548
Infosys Technologies Ltd.	75,509	4,033,796
Intuit, Inc.	93,130	6,113,984
Microsoft Corp.	187,800	5,372,958
SAP AG	114,528	9,178,222

		30,933,508

		50,360,595

Utilities — 0.5%
Electric — 0.5%
Fortum OYJ	102,617	2,074,199

TOTAL COMMON STOCK (Cost $270,829,411)		379,962,802

PREFERRED STOCK — 1.8%
Consumer, Cyclical — 1.8%
Auto Manufacturers — 1.8%
Bayerische Motoren Werke AG 5.450%	113,107	7,227,256

TOTAL PREFERRED STOCK (Cost $4,222,177)		7,227,256

TOTAL EQUITIES (Cost $275,051,588)		387,190,058

MUTUAL FUNDS — 7.5%
Diversified Financial — 7.5%
Oppenheimer Institutional Money Market Fund Class E (c)	6,126,494	6,126,494

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
State Street Navigator Securities Lending Prime Portfolio (d)	23,434,876	$23,434,876

		29,561,370

TOTAL MUTUAL FUNDS (Cost $29,561,370)		29,561,370

TOTAL LONG-TERM INVESTMENTS (Cost $304,612,958)		416,751,428

	Principal Amount
SHORT-TERM INVESTMENTS — 0.1%
Time Deposits — 0.1%
Euro Time Deposit 0.010% 4/01/13	$289,127	289,127

TOTAL SHORT-TERM INVESTMENTS (Cost $289,127)		289,127

TOTAL INVESTMENTS —105.9% (Cost $304,902,085) (e)		417,040,555

Other Assets/(Liabilities) — (5.9)%		(23,131,296)

NET ASSETS — 100.0%		$393,909,259

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2013, was $22,400,308. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Affiliated issuer. (See Note 7 for a summary of transactions in the investments of affiliated issuers).
(d)	Represents investment of security lending collateral. (Note 2).
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.5%

COMMON STOCK — 96.5%
Basic Materials — 3.1%
Chemicals — 2.9%
Brenntag AG	45,922	$7,171,918
Filtrona PLC	723,810	8,029,943

		15,201,861

Mining — 0.2%
Orica Ltd.	36,286	926,026

		16,127,887

Communications — 12.2%
Internet — 2.6%
Ctrip.com International Ltd. ADR (Cayman Islands) (a) (b)	97,500	2,084,550
United Internet AG	283,290	6,890,547
Yahoo! Japan Corp. (b)	3,573	1,646,385
Yoox SpA (a)	156,702	2,939,914

		13,561,396

Media — 0.7%
Grupo Televisa SAB Sponsored ADR (Mexico)	57,330	1,525,551
Zee Entertainment Enterprises Ltd.	461,759	1,795,284

		3,320,835

Telecommunications — 8.9%
BT Group PLC	3,037,239	12,797,691
Inmarsat PLC	509,530	5,451,621
SES SA	119,880	3,759,090
Telecity Group PLC	365,830	5,034,487
Telefonaktiebolaget LM Ericsson Class B	723,063	9,021,984
Virgin Media, Inc.	91,780	4,494,467
Ziggo NV	140,638	4,951,595

		45,510,935

		62,393,166

Consumer, Cyclical — 12.7%
Apparel — 0.9%
Burberry Group PLC	235,988	4,769,881

Auto Manufacturers — 0.7%
Bayerische Motoren Werke AG	40,516	3,497,835

Distribution & Wholesale — 1.1%
Wolseley PLC	108,408	5,417,763

Entertainment — 1.7%
William Hill PLC	1,507,265	8,503,104

Home Furnishing — 0.8%
SEB SA	61,829	4,276,742

Leisure Time — 1.4%
Carnival Corp.	210,780	7,229,754

	Number of Shares	Value
Retail — 6.0%
Cie Financiere Richemont SA	24,245	$1,905,919
Domino’s Pizza UK & IRL PLC	595,580	5,460,323
Inditex SA	51,368	6,845,526
PPR	31,880	7,018,605
Shoppers Drug Mart Corp. (b)	171,758	7,349,826
Swatch Group AG	3,389	1,973,126

		30,553,325

Toys, Games & Hobbies — 0.1%
Nintendo Co. Ltd. (b)	5,900	638,472

		64,886,876

Consumer, Non-cyclical — 29.7%
Agriculture — 0.2%
Swedish Match AB	38,054	1,182,454

Beverages — 5.7%
C&C Group PLC	909,056	5,913,652
Diageo PLC	196,020	6,172,464
Heineken NV	126,624	9,558,334
Pernod-Ricard SA	59,055	7,366,517

		29,010,967

Biotechnology — 1.4%
Ceres, Inc. (a) (b)	73,793	256,800
CSL Ltd.	115,500	7,152,485

		7,409,285

Commercial Services — 7.5%
Aggreko PLC	109,890	2,987,724
Benesse Holdings, Inc. (b)	88,447	3,765,554
BTG PLC (a)	158,269	859,386
Bunzl PLC	430,020	8,480,530
Dignity PLC	260,792	5,637,143
Edenred	51,720	1,693,564
Experian PLC	606,956	10,555,695
MegaStudy Co. Ltd.	7,179	460,478
Prosegur Cia de Seguridad SA	693,205	3,823,580
Zee Learn Ltd. (a)	152,101	60,823

		38,324,477

Cosmetics & Personal Care — 0.3%
L’Oreal	10,620	1,685,073

Foods — 4.3%
Aryzta AG	122,415	7,233,094
Barry Callebaut AG	4,863	4,693,083
Nestle SA	21,643	1,565,785
Unilever PLC	147,456	6,256,158
Woolworths Ltd.	66,865	2,360,053

		22,108,173

Health Care – Products — 4.8%
Cie Generale d’Optique Essilor International SA	51,140	5,692,062

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
DiaSorin SpA (b)	103,099	$3,609,254
Luxottica Group SpA	107,015	5,375,121
Ortivus AB Class A (a)	84,243	76,273
Ortivus AB Class B (a)	625,144	362,950
Sonova Holding AG	40,671	4,884,436
Straumann Holding AG (b)	3,333	450,147
William Demant Holding (a) (b)	48,112	4,037,930

		24,488,173

Health Care – Services — 1.1%
Sonic Healthcare Ltd.	379,967	5,544,743

Household Products — 1.1%
Reckitt Benckiser Group PLC	74,882	5,373,192

Pharmaceuticals — 3.3%
Grifols SA (a)	202,394	7,526,003
Novogen Ltd. (a) (b)	1,019,755	190,944
Roche Holding AG	39,217	9,156,115

		16,873,062

		151,999,599

Diversified — 0.9%
Holding Company – Diversified — 0.9%
LVMH Moet Hennessy Louis Vuitton SA	25,600	4,397,991

Energy — 3.1%
Oil & Gas — 1.2%
BG Group PLC	294,670	5,058,546
Cairn Energy PLC (a)	266,321	1,105,203

		6,163,749

Oil & Gas Services — 1.9%
Hunting PLC	45,390	613,253
Saipem SpA	46,440	1,431,187
Schoeller-Bleckmann Oilfield Equipment AG	31,158	3,115,279
Technip SA	44,320	4,546,616

		9,706,335

		15,870,084

Financial — 4.7%
Banks — 0.9%
ICICI Bank Ltd. Sponsored ADR (India)	105,545	4,527,881

Diversified Financial — 2.7%
BinckBank NV	209,417	1,970,682
Housing Development Finance Corp.	43,522	659,879
ICAP PLC	1,038,155	4,585,621
Tullett Prebon PLC	605,520	2,386,598
UBS AG	293,041	4,500,280

		14,103,060

	Number of Shares	Value
Insurance — 1.1%
Prudential PLC	344,478	$5,605,490

		24,236,431

Industrial — 19.4%
Aerospace & Defense — 2.1%
Empresa Brasileira de Aeronautica SA	671,619	5,982,503
European Aeronautic Defence and Space Co.	93,950	4,789,997

		10,772,500

Building Materials — 2.7%
James Hardie Industries NV	875,200	9,154,972
Sika AG	1,842	4,479,373

		13,634,345

Electrical Components & Equipment — 2.0%
Legrand SA	114,810	5,009,483
Schneider Electric SA	68,450	5,006,630

		10,016,113

Electronics — 3.6%
Fanuc Corp.	14,600	2,246,155
Hoya Corp. (b)	257,600	4,845,979
Ibiden Co. Ltd. (b)	30,994	485,214
Keyence Corp.	20,709	6,362,092
Nidec Corp. (b)	41,900	2,510,485
Omron Corp.	73,321	1,855,891

		18,305,816

Engineering & Construction — 3.2%
ABB Ltd.	220,761	4,985,596
Boskalis Westminster	119,292	4,741,992
Leighton Holdings Ltd. (b)	171,642	3,683,935
Trevi Finanziaria SpA (b)	456,005	3,136,275

		16,547,798

Machinery – Construction & Mining — 0.9%
Atlas Copco AB A Shares	112,493	3,205,501
Outotec OYJ (b)	77,208	1,135,292

		4,340,793

Machinery – Diversified — 1.7%
Alstom SA	86,720	3,537,888
The Weir Group PLC	155,399	5,348,414

		8,886,302

Manufacturing — 2.4%
Aalberts Industries NV	388,827	8,710,939
Siemens AG	35,102	3,781,537

		12,492,476

Transportation — 0.8%
Koninklijke Vopak NV	68,654	4,141,068

		99,137,211

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Technology — 10.0%
Biotechnology — 0.0%
Tyrian Diagnostics Ltd. (a)	16,676,300	$17,362

Computers — 1.1%
Gemalto NV	65,960	5,756,311

Semiconductors — 1.0%
ARM Holdings PLC	357,190	5,024,546

Software — 7.9%
Amadeus IT Holding SA	194,455	5,264,072
Aveva Group PLC	93,023	3,203,348
Compugroup Holding AG	47,829	1,052,471
Dassault Systemes SA	52,210	6,039,681
Infosys Technologies Ltd.	20,317	1,085,362
SAP AG	156,585	12,548,651
Temenos Group AG (a) (b)	271,413	6,453,157
The Sage Group PLC	962,310	5,025,929

		40,672,671

		51,470,890

Utilities — 0.7%
Electric — 0.7%
APR Energy PLC (b)	274,600	3,529,884

TOTAL COMMON STOCK (Cost $373,554,610)		494,050,019

TOTAL EQUITIES (Cost $373,554,610)		494,050,019

MUTUAL FUNDS — 10.6%
Diversified Financial — 10.6%
Oppenheimer Institutional Money Market Fund Class E (c)	16,502,385	16,502,385
State Street Navigator Securities Lending Prime Portfolio (d)	37,924,458	37,924,458

		54,426,843

TOTAL MUTUAL FUNDS (Cost $54,426,843)		54,426,843

RIGHTS — 0.1%
Consumer, Cyclical — 0.1%
Entertainment — 0.1%
William Hill PLC, Expires 4/04/13, Strike 2.45 GBP (a)	347,416	654,573

TOTAL RIGHTS (Cost $0)		654,573

	Number of Shares	Value
WARRANTS — 0.0%
Consumer, Non-cyclical — 0.0%
Biotechnology — 0.0%
Mei Pharma, Inc., Expires 5/10/17, Strike 1.19 (a) (e)	301,298	$112,234
Tyrian Diagnostics Ltd., Expires 12/20/13, Strike 0.08 (a)	4,657,320	4,849

		117,083

TOTAL WARRANTS (Cost $0)		117,083

TOTAL LONG-TERM INVESTMENTS (Cost $427,981,453)		549,248,518

TOTAL INVESTMENTS — 107.2% (Cost $427,981,453) (f)		549,248,518

Other Assets/(Liabilities) — (7.2)%		(37,069,381)

NET ASSETS — 100.0%		$512,179,137

Notes to Portfolio of Investments

ADR	American Depositary Receipt
GBP	British Pound
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2013, was $36,118,395. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Affiliated issuer. (See Note 7 for a summary of transactions in the investments of affiliated issuers).
(d)	Represents investment of security lending collateral. (Note 2).
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2013, these securities amounted to a value of $112,234 or 0.02% of net assets.
(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Focused International Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.7%

COMMON STOCK — 98.7%
Basic Materials — 11.2%
Chemicals — 3.9%
Israel Chemicals Ltd.	180,935	$2,340,781
Lintec Corp.	28,900	551,908
Syngenta AG	5,735	2,397,120

		5,289,809

Iron & Steel — 1.3%
Hitachi Metals Ltd. (a)	188,000	1,799,730

Mining — 6.0%
Fresnillo PLC	96,178	1,987,805
Newcrest Mining Ltd.	89,890	1,878,460
Paladin Energy Ltd. (a) (b)	1,181,687	1,228,001
Randgold Resources Ltd.	11,646	1,002,869
Yamana Gold, Inc. (a)	122,975	1,887,666

		7,984,801

		15,074,340

Communications — 9.2%
Internet — 3.3%
Baidu, Inc. Sponsored ADR (Cayman Islands) (b)	25,200	2,210,040
Rakuten, Inc.	219,900	2,249,882

		4,459,922

Media — 1.7%
WPP PLC	139,088	2,224,669

Telecommunications — 4.2%
America Movil SAB de CV Series L ADR (Mexico)	70,969	1,487,510
Mobile TeleSystems Sponsored ADR (Russia)	81,440	1,689,065
SES SA	77,620	2,433,939

		5,610,514

		12,295,105

Consumer, Cyclical — 6.0%
Apparel — 1.8%
Adidas AG	22,537	2,340,082

Auto Manufacturers — 2.4%
Toyota Motor Corp.	63,100	3,251,953

Automotive & Parts — 1.8%
Denso Corp. (a)	55,600	2,364,240

		7,956,275

Consumer, Non-cyclical — 25.5%
Agriculture — 4.5%
Golden Agri-Resources Ltd. (a)	4,060,000	1,902,719
Imperial Tobacco Group PLC	41,062	1,437,706

	Number of Shares	Value
Japan Tobacco, Inc. (a)	81,700	$2,614,870

		5,955,295

Beverages — 1.8%
SABMiller PLC	46,913	2,470,703

Commercial Services — 1.1%
Experian PLC	82,111	1,428,009

Health Care – Products — 3.9%
Elekta AB	144,373	2,192,759
Fresenius SE & Co. KGaA	24,320	3,001,905

		5,194,664

Household Products — 3.8%
Reckitt Benckiser Group PLC	42,776	3,069,411
Societe BIC SA	17,579	2,042,771

		5,112,182

Pharmaceuticals — 10.4%
Bayer AG	22,892	2,361,945
Chugai Pharmaceutical Co. Ltd.	59,200	1,320,263
GlaxoSmithKline PLC	87,671	2,052,083
Sanofi	35,244	3,594,027
Takeda Pharmaceutical Co. Ltd.	33,900	1,855,669
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	69,621	2,762,561

		13,946,548

		34,107,401

Diversified — 1.5%
Holding Company – Diversified — 1.5%
Keppel Corp. Ltd.	224,400	2,030,323

Energy — 6.5%
Oil & Gas — 6.5%
BG Group PLC	146,260	2,510,819
Royal Dutch Shell PLC Class A	79,078	2,565,849
Total SA	39,801	1,902,350
Tullow Oil PLC	92,420	1,729,892

		8,708,910

Financial — 24.6%
Banks — 6.7%
DBS Group Holdings, Ltd.	179,000	2,315,671
Julius Baer Group Ltd.	70,798	2,757,972
Sberbank of Russia Sponsored ADR (Russia)	130,851	1,680,867
Sumitomo Mitsui Trust Holdings, Inc.	457,000	2,173,753

		8,928,263

Diversified Financial — 5.9%
Credit Suisse Group	87,233	2,302,206
Deutsche Boerse AG	47,422	2,871,897

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Focused International Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
UBS AG	181,914	$2,793,684

		7,967,787

Insurance — 12.0%
Admiral Group PLC	120,314	2,441,136
China Pacific Insurance Group Co. Ltd. Class H	580,600	1,917,582
Muenchener Rueckversicherungs AG	13,161	2,462,381
Prudential PLC	137,876	2,243,576
SCOR SE	67,779	1,947,172
Tokio Marine Holdings, Inc.	83,000	2,399,090
Zurich Insurance Group AG	9,455	2,633,221

		16,044,158

		32,940,208

Industrial — 9.1%
Aerospace & Defense — 1.5%
Rolls-Royce Holdings PLC	117,192	2,013,783

Electrical Components & Equipment — 2.3%
Mitsubishi Electric Corp.	368,000	3,002,239

Electronics — 3.5%
Keyence Corp.	5,800	1,781,841
Kyocera Corp. (a)	31,700	2,910,259

		4,692,100

Transportation — 1.8%
East Japan Railway	29,600	2,436,453

		12,144,575

Technology — 3.9%
Semiconductors — 2.1%
Tokyo Electron Ltd. (a)	65,000	2,771,525

Software — 1.8%
SAP AG	31,082	2,490,898

		5,262,423

Utilities — 1.2%
Water — 1.2%
Suez Environnement Co.	121,797	1,554,339

TOTAL COMMON STOCK (Cost $124,558,254)		132,073,899

TOTAL EQUITIES (Cost $124,558,254)		132,073,899

MUTUAL FUNDS — 8.8%
Diversified Financial — 8.8%
State Street Navigator Securities Lending Prime Portfolio (c)	11,777,673	11,777,673

TOTAL MUTUAL FUNDS (Cost $11,777,673)		11,777,673

	Principal Amount	Value

TOTAL LONG-TERM INVESTMENTS (Cost $136,335,927)		$143,851,572

SHORT-TERM INVESTMENTS — 1.3%
Repurchase Agreement — 1.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/28/13, 0.010%, due 4/01/13 (d)	$1,550,604	1,550,604

Time Deposits — 0.1%
Euro Time Deposit 0.010% 4/01/13	104,895	104,895

TOTAL SHORT-TERM INVESTMENTS (Cost $1,655,499)		1,655,499

TOTAL INVESTMENTS — 108.8% (Cost $137,991,426) (e)		145,507,071

Other Assets/(Liabilities) — (8.8)%		(11,758,072)

NET ASSETS — 100.0%		$133,748,999

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2013, was $11,207,428. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $1,550,606. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $1,583,226.
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments

March 31, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.0%

COMMON STOCK — 88.5%
Basic Materials — 3.6%
Chemicals — 1.9%
LG Chem Ltd.	10,637	$2,544,437

Iron & Steel — 1.7%
POSCO	7,506	2,211,131

		4,755,568

Communications — 9.2%
Internet — 1.5%
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	6,200	543,740
NHN Corp.	6,177	1,494,996

		2,038,736

Media — 2.5%
Naspers Ltd.	33,549	2,089,981
Sun TV Network Ltd.	173,632	1,247,052

		3,337,033

Telecommunications — 5.2%
China Mobile Ltd.	220,500	2,334,648
Mobile TeleSystems Sponsored ADR (Russia)	96,591	2,003,298
MTN Group Ltd.	65,955	1,158,222
SK Telecom Co. Ltd.	8,199	1,333,449

		6,829,617

		12,205,386

Consumer, Cyclical — 3.5%
Automotive & Parts — 2.2%
Hyundai Mobis	10,491	2,936,047

Retail — 1.3%
Golden Eagle Retail Group Ltd.	932,000	1,688,572

		4,624,619

Consumer, Non-cyclical — 7.4%
Agriculture — 2.3%
British American Tobacco PLC	23,532	1,268,550
KT&G Corp.	26,245	1,780,019

		3,048,569

Beverages — 1.4%
Anheuser-Busch InBev NV Sponsored ADR (Belgium)	19,140	1,905,387

Commercial Services — 0.7%
CCR SA	84,966	863,641

Foods — 1.2%
Magnit OJSC GDR (Russia) (b)	35,041	1,582,101

Health Care – Products — 1.1%
Hengan International Group Co. Ltd.	144,000	1,408,242

	Number of Shares	Value
Household Products — 0.7%
Kimberly-Clark de Mexico SAB de CV Class A (Mexico)	269,544	$941,200

		9,749,140

Diversified — 1.9%
Holding Company – Diversified — 1.9%
Koc Holding AS	67,403	391,163
Bidvest Group Ltd.	83,274	2,194,796

		2,585,959

Energy — 10.0%
Oil & Gas — 10.0%
CNOOC Ltd.	1,789,000	3,424,304
Gazprom OAO Sponsored ADR (Russia)	87,078	740,163
Kunlun Energy Co. Ltd	666,000	1,416,715
LUKOIL OAO Sponsored ADR (Russia)	16,944	1,092,722
NovaTek OAO GDR (Russia) (b)	24,094	2,597,333
Petroleo Brasileiro SA Sponsored ADR (Brazil)	79,238	1,438,170
Rosneft Oil Co. GDR (Russia) (b)	173,505	1,325,092
Sasol Ltd.	28,726	1,272,963

		13,307,462

Financial — 29.7%
Banks — 18.5%
Bank Zachodni WBK SA	14,912	1,153,861
China Construction Bank Corp. Class H	3,636,890	2,978,706
Grupo Financiero Santander Mexico SAB de CV Sponsored ADR Class B (Mexico) (a)	93,663	1,445,220
HDFC Bank Ltd. ADR (India)	79,800	2,986,116
ICICI Bank Ltd.	109,757	2,127,711
Industrial & Commercial Bank of China	3,524,670	2,476,809
Kasikornbank PCL Sponsored ADR (Thailand)	94,000	669,201
KB Financial Group, Inc.	77,835	2,599,741
OTP Bank PLC	36,509	658,632
Powszechna Kasa Oszczednosci Bank Polski SA	99,709	1,058,529
Sberbank	985,394	3,117,836
State Bank of India	43,902	1,682,319
Turkiye Halk Bankasi AS	139,800	1,495,678

		24,450,359

Diversified Financial — 4.3%
Bolsa Mexicana de Valores SAB de CV	393,315	1,129,612
CITIC Securities Co. Ltd.	581,000	1,254,220

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Grupo Financiero Banorte SAB de CV Class O	107,302	$861,095
Mega Financial Holding Co. Ltd.	3,030,560	2,456,932

		5,701,859

Insurance — 2.5%
Ping An Insurance Group Co. of China Ltd. Class H	432,000	3,353,549

Real Estate — 3.3%
BR Malls Participacoes SA	77,237	961,664
Agile Property Holdings Ltd.	932,000	1,113,270
China Overseas Land & Investment Ltd.	820,000	2,275,033

		4,349,967

Real Estate Investment Trusts (REITS) — 1.1%
Fibra Uno Administracion SA de CV	427,300	1,411,244

		39,266,978

Industrial — 12.2%
Building Materials — 3.9%
Anhui Conch Cement Co. Ltd. Class H	720,000	2,404,194
BBMG Corp.	1,830,500	1,492,233
Cemex SAB de CV Sponsored ADR (Mexico) (a) (c)	100,055	1,221,671

		5,118,098

Electrical Components & Equipment — 1.1%
Bharat Heavy Electricals Ltd.	466,185	1,532,727

Electronics — 2.8%
Hon Hai Precision Industry Co. Ltd.	1,326,671	3,683,549

Engineering & Construction — 3.4%
Larsen & Toubro Ltd.	66,083	1,666,041
Hyundai Engineering & Construction Co. Ltd.	23,148	1,386,211
China Communications Construction Co. Ltd. Class H	1,561,000	1,458,179

		4,510,431

Machinery – Construction & Mining — 1.0%
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	1,091,800	1,323,327

		16,168,132

Technology — 11.0%
Semiconductors — 10.0%
Samsung Electronics Co., Ltd.	6,326	8,616,034
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	267,517	4,598,617

		13,214,651

	Number of Shares	Value
Software — 1.0%
Tech Mahindra Ltd.	68,617	$1,338,199

		14,552,850

TOTAL COMMON STOCK (Cost $112,307,618)		117,216,094

PREFERRED STOCK — 7.5%

Basic Materials — 2.4%
Iron & Steel — 0.9%
Usinas Siderurgicas de Minas Gerais SA Class A (a)	218,100	1,167,805

Mining — 1.5%
Vale SA Sponsored ADR 6.700%	119,694	1,978,542

		3,146,347

Consumer, Non-cyclical — 1.1%
Foods — 1.1%
Cia Brasileira de Distribuicao Grupo Pao de Acucar Class A 0.690%	27,200	1,437,700

Financial — 3.2%
Banks — 3.2%
Itau Unibanco Holding SA 3.310%	177,460	3,160,601
Banco do Estado do Rio Grande do Sul SA Class B 4.890%	119,700	1,037,805

		4,198,406

Utilities — 0.8%
Electric — 0.8%
Cia Energetica de Minas Gerais 6.010%	93,200	1,089,390

TOTAL PREFERRED STOCK (Cost $9,915,081)		9,871,843

TOTAL EQUITIES (Cost $122,222,699)		127,087,937

MUTUAL FUNDS — 0.0%
Diversified Financial — 0.0%
State Street Navigator Securities Lending Prime Portfolio (d)	2,500	2,500

TOTAL MUTUAL FUNDS (Cost $2,500)		2,500

TOTAL LONG-TERM INVESTMENTS (Cost $122,225,199)		127,090,437

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 5.2%
Repurchase Agreement — 5.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 03/28/13, 0.010%, due 4/01/13 (e)	$6,904,134	$6,904,134

TOTAL SHORT-TERM INVESTMENTS (Cost $6,904,134)		6,904,134

TOTAL INVESTMENTS — 101.2% (Cost $129,129,333) (f)		133,994,571

Other Assets/(Liabilities) — (1.2)%		(1,582,191)

NET ASSETS — 100.0%		$132,412,380

Notes to Portfolio of Investments

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(a)	Non-income producing security.
(b)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2013, these securities amounted to a value of $5,504,526 or 4.16% of net assets.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2013, was $2,442. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $6,904,142. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 6/01/32, and an aggregate market value, including accrued interest, of $7,046,705.
(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Funds – Financial Statements

Statements of Assets and Liabilities

March 31, 2013 (Unaudited)

	MassMutual Premier Money Market Fund	MassMutual Premier Short- Duration Bond Fund
Assets:
Investments, at value (Note 2) (a)	$-	$321,219,455
Short-term investments, at value (Note 2) (b)	422,926,503	186,760,047

Total investments	422,926,503	507,979,502

Cash	-	-
Foreign currency, at value (c)	-	-
Receivables from:
Investments sold	-	456,872
Investments sold on a when-issued basis (Note 2)	-	14,551,495
Collateral held for reverse repurchase agreements (Note 2)	-	-
Open forward foreign currency contracts (Note 2)	-	-
Investment adviser (Note 3)	158,217	53,221
Fund shares sold	6,925,361	496,287
Variation margin on open futures contracts (Note 2)	-	51,434
Interest and dividends	73,104	3,078,326
Open swap agreements, at value (Note 2)	-	-

Total assets	430,083,185	526,667,137

Liabilities:
Payables for:
Investments purchased	-	3,629,643
Collateral pledged for reverse repurchase agreements (Note 2)	-	-
Reverse repurchase agreements (Note 2)	-	-
Interest for reverse repurchase agreements (Note 2)	-	-
Open forward foreign currency contracts (Note 2)	-	-
Fund shares repurchased	19,623,920	3,279,354
Interest and dividends	-	6,194
Investments purchased on a when-issued basis (Note 2)	-	26,116,744
Variation margin on open futures contracts (Note 2)	-	-
Open swap agreements, at value (Note 2)	-	241,186
Trustees’ fees and expenses (Note 3)	69,775	49,791
Affiliates (Note 3):
Investment management fees	114,900	152,060
Administration fees	60,299	90,639
Service fees	83,185	46,797
Distribution fees	-	589
Due to custodian	-	2,208
Accrued expense and other liabilities	45,939	50,987

Total liabilities	19,998,018	33,666,192

Net assets	$410,085,167	$493,000,945

Net assets consist of:
Paid-in capital	$410,981,939	$487,452,988
Undistributed (accumulated) net investment income (loss)	-	1,800,902
Distributions in excess of net investment income	(65,142)	-
Accumulated net realized gain (loss) on investments and foreign currency transactions	(831,630)	(1,572,908)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	-	5,319,963

Net assets	$410,085,167	$493,000,945

(a) Cost of investments:	$-	$315,118,249
(b) Cost of short-term investments:	$422,926,503	$186,760,047
(c) Cost of foreign currency:	$-	$-

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation- Protected and Income Fund	MassMutual Premier Core Bond Fund	MassMutual Premier Diversified Bond Fund	MassMutual Premier High Yield Fund	MassMutual Premier International Bond Fund

$458,267,587	$1,619,843,611	$94,906,009	$223,801,121	$61,099,859
198,411,445	389,643,404	23,279,955	7,418,226	116,890

656,679,032	2,009,487,015	118,185,964	231,219,347	61,216,749

-	117,476	5,565	-	-
-	-	14,242	-	22,759

2,196,916	5,089,762	372,413	2,386,512	-
-	203,833,395	11,486,453	1,228,150	-
44,754	-	-	-	-
-	-	-	-	494,520
35,154	228,179	12,701	17,634	1,782
715,440	1,052,657	21,412	617,773	757,517
1,891	-	6,889	-	-
1,247,470	10,015,160	806,913	4,776,298	818,595
-	-	20,993	-	-

660,920,657	2,229,823,644	130,933,545	240,245,714	63,311,922

-	17,880,899	1,498,585	4,383,747	-
1,623,500	-	-	-	-
307,004,239	-	-	-	-
72,727	-	-	-	-
-	-	-	-	255,198
925,830	1,052,190	171,737	708,661	772,733
-	21,363	10,634	-	-
-	539,891,173	30,516,945	4,709,702	-
-	149,853	-	-	-
-	820,119	309,727	-	-
27,053	167,701	21,410	16,728	3,541

129,699	602,626	37,356	88,168	28,800
45,456	295,209	27,462	35,742	2,604
22,452	118,181	20,791	19,618	454
762	1,101	-	331	-
10,615	-	-	-	-
40,453	116,680	33,246	39,055	23,731

309,902,786	561,117,095	32,647,893	10,001,752	1,087,061

$351,017,871	$1,668,706,549	$98,285,652	$230,243,962	$62,224,861

$315,926,239	$1,608,046,263	$94,913,146	$219,007,425	$64,829,888
-	9,126,351	778,692	3,576,389	669,402
(1,927,433)	-	-	-	-
1,627,432	(735,210)	608,258	(1,450,807)	(2,506,910)
35,391,633	52,269,145	1,985,556	9,110,955	(767,519)

$351,017,871	$1,668,706,549	$98,285,652	$230,243,962	$62,224,861

$422,875,474	$1,566,751,224	$92,340,178	$214,690,166	$62,084,708
$198,411,445	$389,643,404	$23,279,955	$7,418,226	$116,890
$-	$-	$14,399	$-	$22,763

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

March 31, 2013 (Unaudited)

	MassMutual Premier Money Market Fund	MassMutual Premier Short- Duration Bond Fund
Class Z shares:
Net assets	$-	$153,031,694

Shares outstanding (a)	-	14,548,531

Net asset value, offering price and redemption price per share	$-	$10.52

Class S shares:
Net assets	$175,142,885	$157,431,857

Shares outstanding (a)	175,346,825	14,932,459

Net asset value, offering price and redemption price per share	$1.00	$10.54

Class Y shares:
Net assets	$105,847,561	$67,525,750

Shares outstanding (a)	105,832,347	6,440,388

Net asset value, offering price and redemption price per share	$1.00	$10.48

Class L shares:
Net assets	$-	$38,310,058

Shares outstanding (a)	-	3,664,659

Net asset value, offering price and redemption price per share	$-	$10.45

Class A shares:
Net assets	$129,094,721	$75,693,721

Shares outstanding (a)	129,156,006	7,284,485

Net asset value and redemption price per share	$1.00	$10.39

Offering price per share
(100/[100-maximum sales charge] of net asset value)	$-	$10.77

Class N shares:
Net assets	$-	$1,007,865

Shares outstanding (a)	-	96,640

Net asset value, offering price and redemption price per share	$-	$10.43

(a)	Authorized unlimited number of shares with no par value.
*	Net asset value calculations reflect fractional share and dollar amounts.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation- Protected and Income Fund	MassMutual Premier Core Bond Fund	MassMutual Premier Diversified Bond Fund		MassMutual Premier High Yield Fund	MassMutual Premier International Bond Fund

$135,049,333	$482,460,222	$119		$102,800,779	$-

11,491,397	42,142,645	11		10,464,396	-

$11.75	$11.45	$10.76	*	$9.82	$-

$76,943,887	$736,250,010	$39,131,256		$25,739,604	$60,926,382

6,547,163	64,211,475	3,885,869		2,611,035	6,261,615

$11.75	$11.47	$10.07		$9.86	$9.73

$90,817,620	$166,440,466	$11,851,099		$57,952,514	$427,098

7,748,595	14,588,976	1,164,359		5,880,237	43,896

$11.72	$11.41	$10.18		$9.86	$9.73

$10,836,816	$87,274,135	$12,392,052		$11,382,108	$162,099

915,970	7,687,088	1,218,441		1,165,635	16,146

$11.83	$11.35	$10.17		$9.76	$10.04

$36,045,528	$194,462,459	$34,911,126		$31,787,599	$709,282

3,116,367	17,281,662	3,446,692		3,266,469	73,238

$11.57	$11.25	$10.13		$9.73	$9.68

$12.15	$11.81	$10.64		$10.32	$10.16

$1,324,687	$1,819,257	$-		$581,358	$-

114,159	159,210	-		58,862	-

$11.60	$11.43	$-		$9.88	$-

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

March 31, 2013 (Unaudited)

	MassMutual Premier Balanced Fund	MassMutual Premier Value Fund
Assets:
Investments, at value (Note 2) (a)	$132,353,178	$119,021,728
Short-term investments, at value (Note 2) (b)	20,685,600	2,479,652

Total investments (c)	153,038,778	121,501,380

Cash	9,545	-
Receivables from:
Investments sold	976,946	3,750,961
Investments sold on a when-issued basis (Note 2)	5,859,462	-
Investment adviser (Note 3)	2,182	-
Fund shares sold	4,325	2,406
Variation margin on open futures contracts (Note 2)	9,623	-
Interest and dividends	368,409	173,328
Foreign taxes withheld	-	11,537

Total assets	160,269,270	125,439,612

Liabilities:
Payables for:
Investments purchased	300,376	4,708,744
Fund shares repurchased	806,476	12,264
Investments purchased on a when-issued basis (Note 2)	16,326,977	-
Interest and dividends	536	-
Securities on loan (Note 2)	-	801,981
Open swap agreements, at value (Note 2)	20,428	-
Trustees’ fees and expenses (Note 3)	19,919	46,535
Affiliates (Note 3):
Investment management fees	52,300	56,725
Administration fees	17,320	11,741
Service fees	14,675	5,157
Distribution fees	-	47
Accrued expense and other liabilities	35,263	29,562

Total liabilities	17,594,270	5,672,756

Net assets	$142,675,000	$119,766,856

Net assets consist of:
Paid-in capital	$133,389,493	$174,185,783
Undistributed (accumulated) net investment income (loss)	354,563	505,514
Accumulated net realized gain (loss) on investments and foreign currency transactions	(1,677,071)	(68,486,979)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	10,608,015	13,562,538

Net assets	$142,675,000	$119,766,856

(a) Cost of investments:	$121,821,917	$105,459,190
(b) Cost of short-term investments:	$20,685,600	$2,479,652
(c) Securities on loan with market value of:	$-	$780,971

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund	MassMutual Premier Main Street Fund	MassMutual Premier Capital Appreciation Fund	MassMutual Premier Disciplined Growth Fund

$340,796,707	$170,106,648	$294,028,457	$301,304,155
1,883,390	2,100,132	493,199	846,822

342,680,097	172,206,780	294,521,656	302,150,977

-	-	-	-

-	271,390	4,008,790	209
-	-	-	-
12,440	12,185	20,036	11,424
694,785	41,307	24,252	960,845
-	-	-	-
573,642	149,645	325,016	318,991
-	-	287,035	-

343,960,964	172,681,307	299,186,785	303,442,446

-	-	1,166,983	-
800,559	81	127,865	856,832
-	-	-	-
-	-	-	-
-	-	-	-
-	-	-	-
25,943	15,946	44,952	20,312

124,403	85,218	147,486	114,241
14,802	21,159	35,741	15,005
6,089	7,269	38,065	10,011
82	56	141	-
34,528	28,639	37,840	34,511

1,006,406	158,368	1,599,073	1,050,912

$342,954,558	$172,522,939	$297,587,712	$302,391,534

$404,281,474	$178,345,306	$250,761,856	$251,887,878
1,504,095	355,911	454,303	803,555
(110,626,471)	(47,291,478)	(35,123,828)	12,128,210
47,795,460	41,113,200	81,495,381	37,571,891

$342,954,558	$172,522,939	$297,587,712	$302,391,534

$293,001,247	$128,993,448	$212,551,488	$263,732,264
$1,883,390	$2,100,132	$493,199	$846,822
$-	$-	$-	$-

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

March 31, 2013 (Unaudited)

	MassMutual Premier Balanced Fund	MassMutual Premier Value Fund
Class S shares:
Net assets	$105,231,157	$95,097,424

Shares outstanding (a)	8,864,264	5,640,507

Net asset value, offering price and redemption price per share	$11.87	$16.86

Class Y shares:
Net assets	$9,281,179	$98,140

Shares outstanding (a)	755,359	5,798

Net asset value, offering price and redemption price per share	$12.29	$16.93

Class L shares:
Net assets	$2,745,214	$16,484,137

Shares outstanding (a)	230,231	975,163

Net asset value, offering price and redemption price per share	$11.92	$16.90

Class A shares:
Net assets	$25,417,450	$8,006,206

Shares outstanding (a)	2,176,303	474,042

Net asset value and redemption price per share	$11.68	$16.89

Offering price per share
(100/[100-maximum sales charge] of net asset value)	$12.39	$17.92

Class N shares:
Net assets	$-	$80,949

Shares outstanding (a)	-	4,809

Net asset value, offering price and redemption price per share	$-	$16.83

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund	MassMutual Premier Main Street Fund	MassMutual Premier Capital Appreciation Fund	MassMutual Premier Disciplined Growth Fund

$252,671,567	$124,801,435	$205,796,841	$211,385,988

19,923,436	11,337,136	16,054,280	17,613,426

$12.68	$11.01	$12.82	$12.00

$75,397,943	$4,885,426	$7,672,993	$60,538,707

5,976,778	438,000	599,613	5,033,834

$12.62	$11.15	$12.80	$12.03

$3,889,901	$30,455,198	$20,005,332	$13,952,542

303,391	2,768,492	1,572,131	1,153,186

$12.82	$11.00	$12.72	$12.10

$10,851,800	$12,319,895	$63,874,735	$16,514,297

866,186	1,127,953	5,028,285	1,383,850

$12.53	$10.92	$12.70	$11.93

$13.29	$11.59	$13.47	$12.66

$143,347	$60,985	$237,811	$-

11,361	5,550	19,215	-

$12.62	$10.99	$12.38	$-

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

March 31, 2013 (Unaudited)

	MassMutual Premier Small Cap Opportunities Fund	MassMutual Premier Global Fund
Assets:
Investments, at value — unaffiliated issuers (Note 2) (a)	$161,366,407	$410,624,934
Investments, at value — affiliated issuers (Note 7) (b)	-	6,126,494
Short-term investments, at value (Note 2) (c)	3,812,899	289,127

Total investments (d)	165,179,306	417,040,555

Foreign currency, at value (e)	-	21,103
Receivables from:
Investments sold	5,645,343	462,500
Investment adviser (Note 3)	3,843	36,087
Fund shares sold	11,870	69,808
Interest and dividends	305,315	471,108
Foreign tax receivable	-	-
Foreign taxes withheld	-	277,123

Total assets	171,145,677	418,378,284

Liabilities:
Payables for:
Investments purchased	4,150,117	397,405
Fund shares repurchased	181,934	199,921
Securities on loan (Note 2)	12,812,845	23,434,876
Trustees’ fees and expenses (Note 3)	28,936	35,603
Affiliates (Note 3):
Investment management fees	67,372	242,139
Administration fees	22,821	77,951
Service fees	37,636	26,772
Distribution fees	-	637
Accrued expense and other liabilities	34,813	53,721

Total liabilities	17,336,474	24,469,025

Net assets	$153,809,203	$393,909,259

Net assets consist of:
Paid-in capital	$145,021,859	$301,529,714
Undistributed (accumulated) net investment income (loss)	184,349	-
Distributions in excess of net investment income	-	(806,168)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(14,623,652)	(18,966,395)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	23,226,647	112,152,108

Net assets	$153,809,203	$393,909,259

(a) Cost of investments:	$138,139,760	$298,486,464
(b) Cost of investments — affiliated issuers:	$-	$6,126,494
(c) Cost of short-term investments:	$3,812,899	$289,127
(d) Securities on loan with market value of:	$12,495,485	$22,400,308
(e) Cost of foreign currency:	$-	$21,176

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund	MassMutual Premier Focused International Fund	MassMutual Premier Strategic Emerging Markets Fund

$532,746,133	$143,851,572	$127,090,437
16,502,385	-	-
-	1,655,499	6,904,134

549,248,518	145,507,071	133,994,571

106,002	68,621	66,297

-	3,772,417	324,324
-	10,400	25,982
287,836	125,347	281,527
971,472	321,264	250,739
-	-	63,797
592,420	74,342	4,573

551,206,248	149,879,462	135,011,810

97	3,687,968	1,988,639
522,755	496,496	434,229
37,924,458	11,777,673	2,500
74,772	9,650	10,138

333,809	93,572	110,084
64,540	16,546	5,241
29,332	11,882	200
-	621	-
77,348	36,055	48,399

39,027,111	16,130,463	2,599,430

$512,179,137	$133,748,999	$132,412,380

$386,162,546	$145,962,235	$134,216,747
-	-	21,279
(469,068)	(573,644)	-
5,195,769	(19,155,640)	(6,674,307)
121,289,890	7,516,048	4,848,661

$512,179,137	$133,748,999	$132,412,380

$411,479,068	$136,335,927	$122,225,199
$16,502,385	$-	$-
$-	$1,655,499	$6,904,134
$36,118,395	$11,207,428	$2,442
$106,362	$68,583	$66,365

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

March 31, 2013 (Unaudited)

	MassMutual Premier Small Cap Opportunities Fund	MassMutual Premier Global Fund
Class Z shares:
Net assets	$-	$-

Shares outstanding (a)	-	-

Net asset value, offering price and redemption price per share	$-	$-

Class S shares:
Net assets	$75,585,211	$217,560,084

Shares outstanding (a)	5,810,114	17,130,156

Net asset value, offering price and redemption price per share	$13.01	$12.70

Class Y shares:
Net assets	$2,425,036	$8,044,806

Shares outstanding (a)	186,318	637,015

Net asset value, offering price and redemption price per share	$13.02	$12.63

Class L shares:
Net assets	$7,652,052	$122,536,556

Shares outstanding (a)	590,708	9,653,347

Net asset value, offering price and redemption price per share	$12.95	$12.69

Class A shares:
Net assets	$68,146,904	$44,691,197

Shares outstanding (a)	5,335,163	3,551,249

Net asset value and redemption price per share	$12.77	$12.58

Offering price per share
(100/[100-maximum sales charge] of net asset value)	$13.55	$13.35

Class N shares:
Net assets	$-	$1,076,616

Shares outstanding (a)	-	85,234

Net asset value, offering price and redemption price per share	$-	$12.63

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund	MassMutual Premier Focused International Fund	MassMutual Premier Strategic Emerging Markets Fund

$-	$67,424,409	$124,780,166

-	5,743,441	10,403,011

$-	$11.74	$11.99

$423,122,914	$33,467,988	$7,017,553

29,671,067	2,847,779	578,143

$14.26	$11.75	$12.14

$21,778,851	$7,737,775	$203,007

1,529,182	659,969	16,934

$14.24	$11.72	$11.99

$17,552,335	$6,979,069	$83,728

1,237,474	592,270	6,941

$14.18	$11.78	$12.06

$49,725,037	$17,164,600	$327,926

3,578,114	1,466,561	27,402

$13.90	$11.70	$11.97

$14.75	$12.41	$12.70

$-	$975,158	$-

-	84,426	-

$-	$11.55	$-

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended March 31, 2013 (Unaudited)

	MassMutual Premier Money Market Fund	MassMutual Premier Short- Duration Bond Fund
Investment income (Note 2):
Dividends	$-	$-
Interest	371,074	4,860,010

Total investment income	371,074	4,860,010

Expenses (Note 3):
Investment management fees	747,228	961,012
Custody fees	20,915	32,873
Interest expense	-	-
Audit fees	14,845	17,454
Legal fees	2,996	3,375
Proxy fees	544	544
Shareholder reporting fees	8,602	10,198
Trustees’ fees	14,383	16,079

	809,513	1,041,535
Administration fees:
Class Z	-	48,461
Class S	66,357	201,117
Class Y	97,826	114,191
Class L	-	73,801
Class A	233,427	143,588
Class N	-	2,087
Distribution fees:
Class N	-	1,189
Service fees:
Class A	178,679	92,304
Class N	-	1,189

Total expenses	1,385,802	1,719,462
Expenses waived (Note 3):
Class S fees waived by adviser	(249,363)	-
Class Y fees waived by adviser	(214,544)	-
Class L fees waived by adviser	-	-
Class A fees waived by adviser	(405,323)	-
Class A administrative fees waived	(157,238)	-
Class Z management fees waived	-	(96,979)
Class S management fees waived	-	(108,728)
Class Y management fees waived	-	(51,689)
Class L management fees waived	-	(26,570)
Class A management fees waived	-	(51,723)
Class N management fees waived	-	(667)

Net expenses	359,334	1,383,106

Net investment income (loss)	11,740	3,476,904

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	2,232	299,308
Futures contracts	-	7,193
Swap agreements	-	(916,348)
Foreign currency transactions	-	-

Net realized gain (loss)	2,232	(609,847)

Net change in unrealized appreciation (depreciation) on:
Investment transactions	-	1,260,755
Futures contracts	-	(190,395)
Swap agreements	-	510,229
Translation of assets and liabilities in foreign currencies	-	-

Net change in unrealized appreciation (depreciation)	-	1,580,589

Net realized gain (loss) and change in unrealized appreciation (depreciation)	2,232	970,742

Net increase (decrease) in net assets resulting from operations	$13,972	$4,447,646

+	Amount rounds to less than $0.50.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation- Protected and Income Fund	MassMutual Premier Core Bond Fund	MassMutual Premier Diversified Bond Fund	MassMutual Premier High Yield Fund	MassMutual Premier International Bond Fund

$-	$43,740	$3,365	$-	$-
3,818,716	22,460,967	1,855,070	9,023,384	858,375

3,818,716	22,504,707	1,858,435	9,023,384	858,375

835,202	3,920,056	260,920	576,018	189,197
30,608	86,415	20,503	31,503	19,287
416,655	-	-	-	-
17,489	18,379	17,810	16,904	14,244
2,448	11,997	852	1,647	420
544	544	544	544	544
7,910	32,566	3,473	6,146	2,563
11,628	56,647	3,752	7,818	1,929

1,322,484	4,126,604	307,854	640,580	228,184

32,976	142,392	0 +	20,841	-
60,848	971,585	63,201	28,519	15,434
122,067	255,649	40,195	83,657	309
20,693	170,932	21,694	21,292	225
56,091	369,386	67,481	79,723	1,154
2,179	3,864	3	1,316	-

1,510	2,122	2	666	-

45,118	239,799	43,704	44,859	962
1,510	2,122	2	666	-

1,665,476	6,284,455	544,136	922,119	246,268

-	-	-	-	(7,298)
-	-	-	-	(153)
-	-	-	-	(55)
-	-	-	-	(281)
-	-	-	-	-
(85,747)	(426,898)	-	(52,119)	-
(49,206)	(659,880)	(31,976)	(11,685)	-
(60,815)	(146,063)	(17,704)	(28,437)	-
(6,559)	(79,892)	(9,315)	(4,804)	-
(23,457)	(172,726)	(29,716)	(17,892)	-
(788)	(1,529)	(0)+	(266)	-

1,438,904	4,797,467	455,425	806,916	238,481

2,379,812	17,707,240	1,403,010	8,216,468	619,894

4,282,228	6,073,267	1,367,516	6,714,125	228,346
(44,583)	44,243	(187,813)	-	-
-	(3,349,811)	(445,591)	-	-
-	-	8,492	-	(2,509,803)

4,237,645	2,767,699	742,604	6,714,125	(2,281,457)

(5,767,531)	(9,940,684)	(23,553)	2,975,619	(3,279,993)
(480)	397,189	46,724	-	-
-	1,916,425	(67,194)	-	-
-	-	(8,367)	-	352,915

(5,768,011)	(7,627,070)	(52,390)	2,975,619	(2,927,078)

(1,530,366)	(4,859,371)	690,214	9,689,744	(5,208,535)

$849,446	$12,847,869	$2,093,224	$17,906,212	$(4,588,641)

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended March 31, 2013 (Unaudited)

	MassMutual Premier Balanced Fund	MassMutual Premier Value Fund
Investment income (Note 2):
Dividends (a)	$952,832	$1,762,636
Interest	580,976	176
Securities lending net income	-	3,558

Total investment income	1,533,808	1,766,370

Expenses (Note 3):
Investment management fees	313,742	374,706
Custody fees	26,392	9,041
Audit fees	17,807	16,741
Legal fees	949	1,135
Proxy fees	544	544
Shareholder reporting fees	3,901	4,116
Trustees’ fees	4,375	5,208

	367,710	411,491
Administration fees:
Class S	43,032	40,771
Class Y	8,696	105
Class L	6,384	23,553
Class A	42,276	13,702
Class N	-	141
Distribution fees:
Class N	-	94
Service fees:
Class A	26,635	10,847
Class N	-	94

Total expenses	494,733	500,798
Expenses waived (Note 3):
Class S fees waived by adviser	-	-
Class Y fees waived by adviser	-	-
Class L fees waived by adviser	-	-
Class A fees waived by adviser	-	-
Class N fees waived by adviser	-	-
Class S administrative fees waived	(9,915)	-
Class Y administrative fees waived	(705)	-
Class L administrative fees waived	(322)	-
Class A administrative fees waived	(2,131)	-
Class S management fees waived	-	-
Class Y management fees waived	-	-
Class L management fees waived	-	-
Class A management fees waived	-	-
Class N management fees waived	-	-

Net expenses	481,660	500,798

Net investment income (loss)	1,052,148	1,265,572

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	3,513,117	18,371,587
Futures contracts	314,460	-
Swap agreements	(79,274)	-
Foreign currency transactions	-	-

Net realized gain (loss)	3,748,303	18,371,587

Net change in unrealized appreciation (depreciation) on:
Investment transactions	3,722,470	(1,598,906)
Futures contracts	99,695	-
Swap agreements	43,457	-
Translation of assets and liabilities in foreign currencies	-	-

Net change in unrealized appreciation (depreciation)	3,865,622	(1,598,906)

Net realized gain (loss) and change in unrealized appreciation (depreciation)	7,613,925	16,772,681

Net increase (decrease) in net assets resulting from operations	$8,666,073	$18,038,253

(a) Net of withholding tax of:	$1,385	$21,237

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund	MassMutual Premier Main Street Fund	MassMutual Premier Capital Appreciation Fund	MassMutual Premier Disciplined Growth Fund

$4,328,398	$1,718,261	$3,014,261	$3,238,751
63	104	144	52
-	9,665	-	-

4,328,461	1,728,030	3,014,405	3,238,803

730,282	532,549	929,370	693,837
16,563	8,727	20,945	16,462
17,234	16,009	16,964	17,224
2,123	1,245	2,268	2,143
544	544	544	544
6,900	4,483	7,391	6,851
9,843	5,693	10,133	9,716

783,489	569,250	987,615	746,777

30,184	64,470	97,148	23,868
40,027	3,722	5,322	32,138
3,977	47,026	30,256	12,879
12,323	17,919	96,251	19,821
198	165	401	-

161	115	287	-

11,918	14,451	80,209	19,478
161	115	287	-

882,438	717,233	1,297,776	854,961

-	(55,556)	(78,594)	-
-	(2,207)	(754)	-
-	(14,378)	(2,039)	-
-	(5,482)	(48,235)	-
-	(44)	(93)	-
-	-	-	-
-	-	-	-
-	-	-	-
-	-	-	-
(52,960)	-	-	(48,901)
(16,882)	-	-	(14,047)
(770)	-	-	(2,538)
(2,384)	-	-	(3,898)
(32)	-	-	-

809,410	639,566	1,168,061	785,577

3,519,051	1,088,464	1,846,344	2,453,226

13,445,470	5,533,223	12,295,259	16,066,805
-	-	-	-
-	-	-	-
-	(1,250)	43,262	-

13,445,470	5,531,973	12,338,521	16,066,805

25,204,375	6,176,828	7,293,333	7,202,825
-	-	-	-
-	-	-	-
-	13	(52,021)	-

25,204,375	6,176,841	7,241,312	7,202,825

38,649,845	11,708,814	19,579,833	23,269,630

$42,168,896	$12,797,278	$21,426,177	$25,722,856

$7,968	$-	$35,725	$8,549

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended March 31, 2013 (Unaudited)

	MassMutual Premier Small Cap Opportunities Fund	MassMutual Premier Global Fund
Investment income (Note 2):
Dividends — unaffiliated issuers (a)	$1,561,233	$3,017,000
Dividends — affiliated issuers (Note 7)	-	3,745
Interest	28,078	222
Securities lending net income	75,836	69,189

Total investment income	1,665,147	3,090,156

Expenses (Note 3):
Investment management fees	391,013	1,462,169
Custody fees	17,493	73,793
Audit fees	16,447	21,380
Legal fees	1,014	2,614
Proxy fees	544	544
Shareholder reporting fees	3,837	8,085
Trustees’ fees	4,613	12,293

	434,961	1,580,878
Administration fees:
Class Z	-	-
Class S	32,441	181,693
Class Y	3,175	7,826
Class L	9,335	204,870
Class A	86,910	74,509
Class N	-	2,045
Distribution fees:
Class N	-	1,247
Service fees:
Class A	73,132	51,742
Class N	-	1,247

Total expenses	639,954	2,106,057
Expenses waived (Note 3):
Class Z fees waived by adviser	-	-
Class S fees waived by adviser	(17,455)	(156,438)
Class Y fees waived by adviser	(829)	(1,644)
Class L fees waived by adviser	(1,641)	(48,339)
Class A fees waived by adviser	(15,327)	(9,308)
Class N fees waived by adviser	-	(1,271)
Class Z management fees waived	-	-
Class S management fees waived	-	-
Class Y management fees waived	-	-
Class L management fees waived	-	-
Class A management fees waived	-	-
Class N management fees waived	-	-

Net expenses	604,702	1,889,057

Net investment income (loss)	1,060,445	1,201,099

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	13,070,368	6,948,728
Foreign currency transactions	2	(37,237)

Net realized gain (loss)	13,070,370	6,911,491

Net change in unrealized appreciation (depreciation) on:
Investment transactions	10,601,522	43,283,796
Translation of assets and liabilities in foreign currencies	-	1,627

Net change in unrealized appreciation (depreciation)	10,601,522	43,285,423

Net realized gain (loss) and change in unrealized appreciation (depreciation)	23,671,892	50,196,914

Net increase (decrease) in net assets resulting from operations	$24,732,337	$51,398,013

(a) Net of withholding tax of:	$114	$155,028

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund	MassMutual Premier Focused International Fund	MassMutual Premier Strategic Emerging Markets Fund

$4,175,615	$783,350	$704,856
10,308	-	-
324	50	100
144,797	15,652	4,509

4,331,044	799,052	709,465

2,056,449	608,511	712,283
138,780	36,889	61,616
20,016	17,169	19,878
3,496	1,083	1,033
544	544	544
10,361	3,959	3,959
16,363	4,769	4,679

2,246,009	672,924	803,992

-	19,993	25,675
278,306	25,010	6,679
17,895	9,663	308
25,514	13,749	164
75,199	39,274	770
-	2,735	-

-	1,243	-

58,897	24,546	428
-	1,243	-

2,701,820	810,380	838,016

-	-	(54,677)
-	-	(2,850)
-	-	(88)
-	-	(31)
-	-	(146)
-	-	-
-	(33,328)	(96,274)
-	(16,677)	(5,016)
-	(3,863)	(154)
-	(3,439)	(55)
-	(9,807)	(256)
-	(498)	-

2,701,820	742,768	678,469

1,629,224	56,284	30,996

13,720,166	418,545	(3,669,717)
(96,406)	(66,453)	(78,600)

13,623,760	352,092	(3,748,317)

45,095,725	2,685,645	4,339,383
(54,135)	(19,937)	(15,162)

45,041,590	2,665,708	4,324,221

58,665,350	3,017,800	575,904

$60,294,574	$3,074,084	$606,900

$188,492	$54,894	$117,983

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Premier Money Market Fund
	Six Months Ended March 31, 2013 (Unaudited)	Period Ended September 30, 2012***	Year Ended October 31, 2011
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$11,740	$25,703	$15,550
Net realized gain (loss) on investment transactions	2,232	3,650	13,349
Net change in unrealized appreciation (depreciation) on investments	-	-	-

Net increase (decrease) in net assets resulting from operations	13,972	29,353	28,899

Distributions to shareholders (Note 2):
From net investment income:
Class Z	-	-	-
Class S	(18,796)	(8,502)	(5,031)
Class Y	(11,909)	(8,189)	(5,000)
Class L	-	-	-
Class A	(17,284)	(8,850)	(5,716)
Class N	-	-	-

Total distributions from net investment income	(47,989)	(25,541)	(15,747)

From net realized gains:
Class Z	-	-	-
Class S	-	-	-
Class Y	-	-	-
Class L	-	-	-
Class A	-	-	-
Class N	-	-	-

Total distributions from net realized gains	-	-	-

Net fund share transactions (Note 5):
Class Z	-	-	-
Class S	12,249,997	(26,859,326)	(31,580,844)
Class Y	(2,757,592)	(124,756,718)	38,905,238
Class L	-	-	-
Class A	(14,708,710)	(54,881,279)	(952,594)
Class N	-	-	-

Increase (decrease) in net assets from fund share transactions	(5,216,305)	(206,497,323)	6,371,800

Captial contribution	-	-	750,000

Total increase (decrease) in net assets	(5,250,322)	(206,493,511)	7,134,952
Net assets
Beginning of period	415,335,489	621,829,000	614,694,048

End of period	$410,085,167	$415,335,489	$621,829,000

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$-	$-	$-

Distributions in excess of net investment income included in net assets at end of period	$(65,142)	$(28,893)	$(39,643)

*	Class Z shares commenced operation on December 3, 2010
**	Class Z shares commenced operation on March 1, 2011.
***	For the period November 1, 2011 through September 30, 2012.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund			MassMutual Premier Inflation-Protected and Income Fund
Six Months Ended March 31, 2013 (Unaudited)	Period Ended September 30, 2012***	Year Ended October 31, 2011	Six Months Ended March 31, 2013 (Unaudited)	Period Ended September 30, 2012***	Year Ended October 31, 2011

$3,476,904	$7,207,974	$8,916,111	$2,379,812	$5,906,632	$12,738,189
(609,847)	6,221,034	10,492,517	4,237,645	7,757,425	6,153,701
1,580,589	816,011	(7,945,378)	(5,768,011)	8,377,084	7,144,423

4,447,646	14,245,019	11,463,250	849,446	22,041,141	26,036,313

(2,972,939)	(2,778,529)	(2,263)*	(4,436,438)	(5,552,157)	- **
(3,039,953)	(2,596,888)	(4,449,365)	(2,425,789)	(2,682,692)	(2,787,672)
(1,354,062)	(1,264,242)	(1,073,958)	(2,851,252)	(3,300,262)	(2,901,460)
(703,233)	(580,575)	(2,726,346)	(301,336)	(186,582)	(1,087,830)
(1,231,459)	(977,160)	(1,478,363)	(968,498)	(1,527,238)	(1,021,318)
-	(107,332)	(124,772)	(32,628)	(26,280)	(10,413)

(9,301,646)	(8,304,726)	(9,855,067)	(11,015,941)	(13,275,211)	(7,808,693)

(1,629,804)	(2,762,898)	(605)*	(1,189,400)	-	- **
(1,820,845)	(2,981,108)	(1,244,771)	(672,137)	-	-
(852,974)	(1,448,835)	(313,779)	(817,900)	-	-
(458,633)	(888,417)	(809,421)	(89,066)	-	-
(896,491)	(1,423,969)	(499,908)	(314,661)	-	-
(11,757)	(181,674)	(49,223)	(10,875)	-	-

(5,670,504)	(9,686,901)	(2,917,707)	(3,094,039)	-	-

21,408,813	(1,485,333)	136,450,951 *	15,730,468	20,252,314	94,826,894 **
2,474,992	3,802,325	(33,347,998)	4,161,204	(15,910,355)	(8,349,313)
(10,932,150)	5,356,049	15,643,912	(1,139,194)	12,637,414	(19,620,604)
1,842,366	(7,207,594)	(79,839,801)	1,756,432	2,871,708	(34,482,400)
6,238,094	1,965,255	(28,013,435)	(1,682,862)	425,927	(868,049)
70,346	(7,718,909)	870,707	215,030	463,529	244,151

21,102,461	(5,288,207)	11,764,336	19,041,078	20,740,537	31,750,679

-	-	-	-	-	-

10,577,957	(9,034,815)	10,454,812	5,780,544	29,506,467	49,978,299

482,422,988	491,457,803	481,002,991	345,237,327	315,730,860	265,752,561

$493,000,945	$482,422,988	$491,457,803	$351,017,871	$345,237,327	$315,730,860

$1,800,902	$7,625,644	$7,366,206	$-	$6,708,696	$12,787,427

$-	$-	$-	$(1,927,433)	$-	$-

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Premier Core Bond Fund
	Six Months Ended March 31, 2013 (Unaudited)	Period Ended September 30, 2012***	Year Ended October 31, 2011
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$17,707,240	$32,684,343	$33,402,904
Net realized gain (loss) on investment transactions	2,767,699	36,612,873	34,526,417
Net change in unrealized appreciation (depreciation) on investments	(7,627,070)	32,059,899	(3,265,264)

Net increase (decrease) in net assets resulting from operations	12,847,869	101,357,115	64,664,057

Distributions to shareholders (Note 2):
From net investment income:
Class Z	(11,760,419)	(9,881,932)	(2,942)*
Class S	(16,715,444)	(15,089,695)	(22,218,153)
Class Y	(3,683,072)	(3,091,504)	(4,353,171)
Class L	(1,973,054)	(1,681,301)	(5,788,601)
Class A	(3,742,227)	(3,622,276)	(5,117,959)
Class N	(34,038)	(14,873)	(21,129)

Total distributions from net investment income	(37,908,254)	(33,381,581)	(37,501,955)

From net realized gains:
Class Z	(9,935,218)	(9,034,969)	(3,053)*
Class S	(15,393,522)	(15,441,069)	(23,756,510)
Class Y	(3,454,333)	(3,216,420)	(4,742,690)
Class L	(1,923,454)	(2,009,415)	(6,475,477)
Class A	(4,106,871)	(4,416,598)	(6,242,223)
Class N	(39,187)	(21,459)	(28,760)

Total distributions from net realized gains	(34,852,585)	(34,139,930)	(41,248,713)

Net fund share transactions (Note 5):
Class Z	(18,606,535)	192,368,971	308,278,395 *
Class S	34,415,128	(86,327,032)	20,548,812
Class Y	9,669,319	5,457,771	(3,927,041)
Class L	(856,413)	(2,032,555)	(119,852,869)
Class A	8,587,407	(12,378,903)	(1,922,748)
Class N	332,045	501,686	29,796

Increase (decrease) in net assets from fund share transactions	33,540,951	97,589,938	203,154,345

Total increase (decrease) in net assets	(26,372,019)	131,425,542	189,067,734
Net assets
Beginning of period	1,695,078,568	1,563,653,026	1,374,585,292

End of period	$1,668,706,549	$1,695,078,568	$1,563,653,026

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$9,126,351	$29,327,365	$27,144,732

*	Class Z shares commenced operations on December 3, 2010.
**	Class Z shares commenced operations on March 1, 2011.
***	For the period November 1, 2011 through September 30, 2012.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund			MassMutual Premier High Yield Fund
Six Months Ended March 31, 2013 (Unaudited)	Period Ended September 30, 2012***	Year Ended October 31, 2011	Six Months Ended March 31, 2013 (Unaudited)	Period Ended September 30, 2012***	Year Ended October 31, 2011

$1,403,010	$3,125,344	$6,197,721	$8,216,468	$14,716,593	$11,900,579
742,604	2,668,086	8,297,477	6,714,125	7,286,454	3,952,575
(52,390)	2,790,644	(5,767,858)	2,975,619	5,264,407	(5,444,900)

2,093,224	8,584,074	8,727,340	17,906,212	27,267,454	10,408,254

(5)	-	(4,276)*	(7,686,693)	(6,322,701)	- **
(1,451,138)	(1,388,245)	(1,997,405)	(1,599,632)	(806,955)	(4,926,019)
(333,301)	(1,604,789)	(1,354,620)	(4,014,533)	(3,174,861)	(4,829,400)
(398,553)	(378,992)	(4,038,036)	(664,781)	(296,498)	(473,093)
(1,262,840)	(1,546,682)	(1,749,656)	(2,491,300)	(1,798,896)	(3,391,988)
(51)	-	(3,413)	(33,142)	(18,352)	(52,842)

(3,445,888)	(4,918,708)	(9,147,406)	(16,490,081)	(12,418,263)	(13,673,342)

(3)	(7)	(843)*	-	-	- **
(1,042,719)	(2,133,819)	(417,603)	-	-	-
(312,639)	(2,455,693)	(281,667)	-	-	-
(289,570)	(799,099)	(849,885)	-	-	-
(993,942)	(2,567,850)	(388,089)	-	-	-
(44)	(105)	(1,557)	-	-	-

(2,638,917)	(7,956,573)	(1,939,644)	-	-	-

8	7	(702,076)*	734,590	18,134,696	75,648,142 **
1,877,244	8,515,356	(21,252,464)	2,798,211	(16,878,862)	(18,265,084)
(22,682,594)	495,258	1,567,095	426,883	(1,733,691)	1,366,939
2,684,456	(471,535)	(90,475,152)	2,419,674	3,486,034	(20,748)
(1,319,392)	1,611,541	(10,888,954)	(9,918,655)	7,085,604	(7,081,349)
(1,577)	105	(174,746)	48,651	151,616	(281,498)

(19,441,855)	10,150,732	(121,926,297)	(3,490,646)	10,245,397	51,366,402

(23,433,436)	5,859,525	(124,286,007)	(2,074,515)	25,094,588	48,101,314

121,719,088	115,859,563	240,145,570	232,318,477	207,223,889	159,122,575

$98,285,652	$121,719,088	$115,859,563	$230,243,962	$232,318,477	$207,223,889

$778,692	$2,821,570	$4,637,928	$3,576,389	$11,850,002	$9,578,594

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Premier International Bond Fund
	Six Months Ended March 31, 2013 (Unaudited)	Period Ended September 30, 2012*	Year Ended October 31, 2011
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$619,894	$952,870	$957,628
Net realized gain (loss) on investment transactions	(2,281,457)	218,390	496,544
Net change in unrealized appreciation (depreciation) on investments	(2,927,078)	(107,398)	240,411

Net increase (decrease) in net assets resulting from operations	(4,588,641)	1,063,862	1,694,583

Distributions to shareholders (Note 2):
From net investment income:
Class S	(830,239)	(1,672,757)	(1,274,002)
Class Y	(5,498)	(3,520)	(5,416)
Class L	(1,691)	-	(5,271)
Class A	(5,076)	(32,227)	(51,360)
Class N	-	-	-

Total distributions from net investment income	(842,504)	(1,708,504)	(1,336,049)

From net realized gains:
Class S	(45,298)	-	(14,524)
Class Y	(306)	-	(62)
Class L	(107)	-	(62)
Class A	(528)	-	(635)

Total distributions from net realized gains	(46,239)	-	(15,283)

Net fund share transactions (Note 5):
Class S	12,926,238	1,279,102	26,574,707
Class Y	53,111	290,038	5,478
Class L	26,734	33,615	(383,095)
Class A	(164,025)	(205,365)	115,473
Class N	-	-	-

Increase (decrease) in net assets from fund share transactions	12,842,058	1,397,390	26,312,563

Total increase (decrease) in net assets	7,364,674	752,748	26,655,814
Net assets
Beginning of period	54,860,187	54,107,439	27,451,625

End of period	$62,224,861	$54,860,187	$54,107,439

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$669,402	$892,012	$1,515,016

*	For the period November 1, 2011 through September 30, 2012.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund			MassMutual Premier Value Fund
Six Months Ended March 31, 2013 (Unaudited)	Period Ended September 30, 2012*	Year Ended October 31, 2011	Six Months Ended March 31, 2013 (Unaudited)	Period Ended September 30, 2012*	Year Ended October 31, 2011

$1,052,148	$2,076,768	$2,283,764	$1,265,572	$2,853,421	$2,372,904
3,748,303	6,917,638	10,929,761	18,371,587	(1,266,103)	24,852,652
3,865,622	4,396,071	(5,920,248)	(1,598,906)	15,212,452	(19,840,713)

8,666,073	13,390,477	7,293,277	18,038,253	16,799,770	7,384,843

(1,795,172)	(1,993,202)	(2,081,718)	(2,084,066)	(2,329,663)	(2,231,112)
(117,156)	(87,987)	(74,703)	(1,968)	(2,246)	(1,923)
(50,821)	(8,115)	(58,152)	(251,497)	(271,243)	(279,210)
(327,247)	(212,675)	(175,277)	(100,464)	(95,730)	(123,289)
-	-	-	(684)	(990)	(833)

(2,290,396)	(2,301,979)	(2,389,850)	(2,438,679)	(2,699,872)	(2,636,367)

-	-	-	-	-	-
-	-	-	-	-	-
-	-	-	-	-	-
-	-	-	-	-	-

-	-	-	-	-	-

17,337	(5,852,214)	(16,817,100)	(46,154,079)	(23,988,384)	(21,821,294)
2,632,259	1,164,654	198,947	(42,599)	(28,648)	(62,322)
(643,708)	2,228,764	(2,666,462)	(4,015,882)	(2,584,442)	(4,893,887)
6,485,368	3,751,478	1,536	(2,517,305)	(1,017,930)	(4,065,822)
-	-	-	(1,323)	(49,250)	(2,371)

8,491,256	1,292,682	(19,283,079)	(52,731,188)	(27,668,654)	(30,845,696)

14,866,933	12,381,180	(14,379,652)	(37,131,614)	(13,568,756)	(26,097,220)

127,808,067	115,426,887	129,806,539	156,898,470	170,467,226	196,564,446

$142,675,000	$127,808,067	$115,426,887	$119,766,856	$156,898,470	$170,467,226

$354,563	$1,592,811	$1,784,736	$505,514	$1,678,621	$1,718,931

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Premier Disciplined Value Fund
	Six Months Ended March 31, 2013 (Unaudited)	Period Ended September 30, 2012*	Year Ended October 31, 2011
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$3,519,051	$5,644,438	$4,870,948
Net realized gain (loss) on investment transactions	13,445,470	13,855,806	31,669,420
Net change in unrealized appreciation (depreciation) on investments	25,204,375	21,397,825	(18,020,365)

Net increase (decrease) in net assets resulting from operations	42,168,896	40,898,069	18,520,003

Distributions to shareholders (Note 2):
From net investment income:
Class S	(4,771,965)	(3,902,644)	(2,603,279)
Class Y	(1,438,085)	(960,990)	(1,017,694)
Class L	(58,924)	-	(1,080,621)
Class A	(173,369)	(130,901)	(132,449)
Class N	(2,011)	(1,236)	(1,995)

Total distributions from net investment income	(6,444,354)	(4,995,771)	(4,836,038)

Net fund share transactions (Note 5):
Class S	14,238,606	(15,179,899)	56,384,904
Class Y	749,197	5,086,379	(6,620,493)
Class L	773,047	447,303	(70,213,930)
Class A	165,773	(867,470)	(845,603)
Class N	1,040	(18,060)	(73,278)

Increase (decrease) in net assets from fund share transactions	15,927,663	(10,531,747)	(21,368,400)

Total increase (decrease) in net assets	51,652,205	25,370,551	(7,684,435)
Net assets
Beginning of period	291,302,353	265,931,802	273,616,237

End of period	$342,954,558	$291,302,353	$265,931,802

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$1,504,095	$4,429,398	$3,801,700

*	For the period November 1, 2011 through September 30, 2012.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund			MassMutual Premier Capital Appreciation Fund
Six Months Ended March 31, 2013 (Unaudited)	Period Ended September 30, 2012*	Year Ended October 31, 2011	Six Months Ended March 31, 2013 (Unaudited)	Period Ended September 30, 2012*	Year Ended October 31, 2011

$1,088,464	$1,355,443	$1,484,572	$1,846,344	$2,070,230	$2,470,451
5,531,973	15,053,911	9,728,609	12,338,521	28,902,846	71,465,388
6,176,841	11,799,258	(3,637,155)	7,241,312	11,891,908	(36,794,432)

12,797,278	28,208,612	7,576,026	21,426,177	42,864,984	37,141,407

(1,502,544)	(901,422)	(1,118,985)	(2,132,742)	(1,870,912)	(1,569,344)
(58,713)	-	(18,824)	(74,639)	(7,821)	(26,161)
(323,331)	(230,920)	(322,753)	(166,936)	(111,929)	(61,944)
(107,123)	(23,819)	(43,395)	(417,475)	(290,256)	(7,982)
(280)	(564)	(445)	(1,399)	-	-

(1,991,991)	(1,156,725)	(1,504,402)	(2,793,191)	(2,280,918)	(1,665,431)

(4,049,657)	(9,842,229)	(17,608,496)	(9,393,821)	(72,250,926)	(212,731,510)
(315,346)	4,711,583	(2,032,933)	(37,775)	5,211,948	(7,940,848)
(4,079,282)	(13,560,858)	(7,703,126)	(4,599,239)	(4,845,226)	(19,242,676)
(450,842)	2,324,059	(1,410,777)	(12,807,749)	(35,869,549)	(53,730,977)
(40,100)	(265,768)	35,713	(4,759)	(19,614)	(172,981)

(8,935,227)	(16,633,213)	(28,719,619)	(26,843,343)	(107,773,367)	(293,818,992)

1,870,060	10,418,674	(22,647,995)	(8,210,357)	(67,189,301)	(258,343,016)

170,652,879	160,234,205	182,882,200	305,798,069	372,987,370	631,330,386

$172,522,939	$170,652,879	$160,234,205	$297,587,712	$305,798,069	$372,987,370

$355,911	$1,259,438	$1,208,065	$454,303	$1,401,150	$1,702,373

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Premier Disciplined Growth Fund
	Six Months Ended March 31, 2013 (Unaudited)	Period Ended September 30, 2012*	Year Ended October 31, 2011
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$2,453,226	$3,419,403	$2,134,759
Net realized gain (loss) on investment transactions	16,066,805	23,895,398	24,966,840
Net change in unrealized appreciation (depreciation) on investments	7,202,825	13,134,930	(8,983,689)

Net increase (decrease) in net assets resulting from operations	25,722,856	40,449,731	18,117,910

Distributions to shareholders (Note 2):
From net investment income:
Class S	(3,049,735)	(1,885,057)	(846,424)
Class Y	(814,371)	(481,683)	(446,373)
Class L	(127,057)	-	(608,941)
Class A	(190,668)	(39,504)	(33,756)
Class N	-	-	-

Total distributions from net investment income	(4,181,831)	(2,406,244)	(1,935,494)

From net realized gains:
Class S	(582,878)	-	-
Class Y	(165,016)	-	-
Class L	(27,034)	-	-
Class A	(47,338)	-	-

Total distributions from net realized gains	(822,266)	-	-

Net fund share transactions (Note 5):
Class S	(14,223,709)	6,467,954	93,691,180
Class Y	(1,503,055)	676,103	1,195,831
Class L	4,459,316	7,591,965	(72,439,038)
Class A	593,923	6,617,219	1,497,949
Class N	-	-	-

Increase (decrease) in net assets from fund share transactions	(10,673,525)	21,353,241	23,945,922

Total increase (decrease) in net assets	10,045,234	59,396,728	40,128,338
Net assets
Beginning of period	292,346,300	232,949,572	192,821,234

End of period	$302,391,534	$292,346,300	$232,949,572

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$803,555	$2,532,160	$1,559,801

Distributes in excess of net investment income	$-	$-	$-

*	For the period November 1, 2011 through September 30, 2012.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Cap Opportunities Fund			MassMutual Premier Global Fund
Six Months Ended March 31, 2013 (Unaudited)	Period Ended September 30, 2012*	Year Ended October 31, 2011	Six Months Ended March 31, 2013 (Unaudited)	Period Ended September 30, 2012*	Year Ended October 31, 2011

$1,060,445	$1,002,211	$1,227,009	$1,201,099	$4,205,138	$4,592,565
13,070,370	15,016,278	35,434,137	6,911,491	(751,668)	2,013,364
10,601,522	643,552	(21,063,989)	43,285,423	21,602,012	(3,994,478)

24,732,337	16,662,041	15,597,157	51,398,013	25,055,482	2,611,451

(771,082)	(872,574)	(987,135)	(2,614,685)	(2,838,694)	(3,378,699)
(35,673)	(6,689)	(11,538)	(85,643)	(85,125)	(123,930)
(66,410)	(13,546)	(8,366)	(1,211,149)	(1,321,950)	(1,642,661)
(432,796)	(133,946)	(213,659)	(330,289)	(312,829)	(456,438)
-	-	-	(7,743)	(6,835)	(7,240)

(1,305,961)	(1,026,755)	(1,220,698)	(4,249,509)	(4,565,433)	(5,608,968)

-	-	-	-	-	-
-	-	-	-	-	-
-	-	-	-	-	-
-	-	-	-	-	-

-	-	-	-	-	-

(4,038,279)	(57,866,649)	(20,884,874)	(3,869,628)	(18,526,765)	(14,841,025)
(1,427,278)	1,132,074	145,219	(299,753)	43,390	445,465
615,406	2,802,979	(2,984,940)	(1,770,299)	(15,102,666)	(13,297,150)
(635,754)	(6,898,393)	(14,998,768)	(2,052,626)	1,460,810	(4,049,799)
-	-	-	14,484	54,808	73,367

(5,485,905)	(60,829,989)	(38,723,363)	(7,977,822)	(32,070,423)	(31,669,142)

17,940,471	(45,194,703)	(24,346,904)	39,170,682	(11,580,374)	(34,666,659)

135,868,732	181,063,435	205,410,339	354,738,577	366,318,951	400,985,610

$153,809,203	$135,868,732	$181,063,435	$393,909,259	$354,738,577	$366,318,951

$184,349	$429,865	$539,067	$-	$2,242,242	$2,136,122

$-	$-	$-	$(806,168)	$-	$-

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Premier International Equity Fund
	Six Months Ended March 31, 2013 (Unaudited)	Period Ended September 30, 2012***	Year Ended October 31, 2011
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,629,224	$6,536,742	$7,352,096
Net realized gain (loss) on investment transactions	13,623,760	15,332,230	61,159,324
Net change in unrealized appreciation (depreciation) on investments	45,041,590	2,492,455	(59,263,592)

Net increase (decrease) in net assets resulting from operations	60,294,574	24,361,427	9,247,828

Distributions to shareholders (Note 2):
From net investment income:
Class Z	-	-	-
Class S	(5,786,543)	(6,144,878)	(5,860,173)
Class Y	(321,754)	(325,047)	(136,382)
Class L	(212,882)	(136,285)	(412,749)
Class A	(503,389)	(597,267)	(325,765)
Class N	-	-	-

Total distributions from net investment income	(6,824,568)	(7,203,477)	(6,735,069)

From net realized gains:
Class Z	-	-	-
Class S	(12,314,694)	(38,481,874)	-
Class Y	(696,090)	(1,974,045)	-
Class L	(499,651)	(1,277,744)	-
Class A	(1,496,537)	(4,863,637)	-

Total distributions from net realized gains	(15,006,972)	(46,597,300)	-

Net fund share transactions (Note 5):
Class Z	-	-	-
Class S	(5,372,135)	(130,624,584)	(29,722,973)
Class Y	(1,728,997)	2,992,576	3,963,096
Class L	1,121,408	3,073,896	(41,415,227)
Class A	(362,365)	807,899	(3,185,875)
Class N	-	-	-

Increase (decrease) in net assets from fund share transactions	(6,342,089)	(123,750,213)	(70,360,979)

Total increase (decrease) in net assets	32,120,945	(153,189,563)	(67,848,220)
Net assets
Beginning of period	480,058,192	633,247,755	701,095,975

End of period	$512,179,137	$480,058,192	$633,247,755

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$-	$4,726,276	$4,843,359

Distributions in excess of net investment income included in net assets at end of period	$(469,068)	$-	$-

*	Class Z shares commenced operations on December 3, 2010.
**	Class Z shares commenced operations on March 1, 2011.
***	For the period November 1, 2011 through September 30, 2012.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Focused International Fund			MassMutual Premier Strategic Emerging Markets Fund
Six Months Ended March 31, 2013 (Unaudited)	Period Ended September 30, 2012***	Year Ended October 31, 2011	Six Months Ended March 31, 2013 (Unaudited)	Period Ended September 30, 2012***	Year Ended October 31, 2011

$56,284	$2,422,436	$1,318,958	$30,996	$1,307,216	$1,938,890
352,092	3,422,874	6,114,989	(3,748,317)	(2,545,074)	16,759,854
2,665,708	(1,630,167)	(10,246,953)	4,324,221	1,583,831	(39,491,211)

3,074,084	4,215,143	(2,813,006)	606,900	345,973	(20,792,467)

(1,063,618)	(206,554)	(1,884)*	(1,094,858)	(1,553,000)	- **
(513,418)	(205,670)	(395,980)	(47,848)	-	(368,037)
(100,077)	(51,354)	(140,147)	(1,277)	(1,604)	(412)
(89,498)	(3,363)	(315,154)	(441)	-	(61,460)
(191,242)	(30,244)	(422,195)	-	(1,069)	-
(7,648)	-	(10,327)	-	-	-

(1,965,501)	(497,185)	(1,285,687)	(1,144,424)	(1,555,673)	(429,909)

-	-	-	-	(16,945,727)	-
-	-	-	-	(658,272)	(10,551,103)
-	-	-	-	(23,263)	(17,778)
-	-	-	-	(61)	(4,909,924)
-	-	-	-	(49,912)	(55,982)

-	-	-	-	(17,677,235)	(15,534,787)

(5,040,019)	47,518,932	25,466,667 *	(9,508,885)	55,831,436	105,040,250 **
(769,403)	3,622,930	6,901,166	940,723	(40,006,448)	(38,912,501)
(706,459)	133,740	208,266	418	37,415	28,518
(116,069)	912,429	(13,781,341)	21,410	63,560	(50,195,656)
(5,126,698)	(3,006,797)	(9,673,629)	(52,355)	43,028	(125,408)
(5,345)	5,209	(20,660)	-	-	-

(11,763,993)	49,186,443	9,100,469	(8,598,689)	15,968,991	15,835,203

(10,655,410)	52,904,401	5,001,776	(9,136,213)	(2,917,944)	(20,921,960)

144,404,409	91,500,008	86,498,232	141,548,593	144,466,537	165,388,497

$133,748,999	$144,404,409	$91,500,008	$132,412,380	$141,548,593	$144,466,537

$-	$1,335,573	$-	$21,279	$1,134,707	$1,488,973

$(573,644)	$-	$(594,260)	$-	$-	$-

MassMutual Premier Funds – Financial Statements (Continued)

Statement of Cash Flows

For the Six Months Ended March 31, 2013 (Unaudited)

Premier Inflation-Protected and Income Fund
Cash flows from operating activities:
Net increase in net assets resulting from operations	$849,446
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Investments purchased	(124,547,294)
Investments sold	91,034,436
Adjustments to the principal amount of inflation-indexed bonds	(1,383,423)
(Purchase) Sale of short-term investments, net	(3,498,761)
Amortization (accretion) of discount and premium, net	971,514
(Increase) Decrease in receivable from interest and dividends	(59,033)
(Increase) Decrease in receivable from investment adviser	1,109
Increase (Decrease) in payable for collateral pledged for reverse repurchase agreements	1,868,746
Increase (Decrease) in payable for interest for reverse repurchase agreements	(1,609)
Increase (Decrease) in payable for Trustees’ fees and expenses	3,949
Increase (Decrease) in payable for investment management fees	(4,196)
Increase (Decrease) in payable for administration fees	(2,928)
Increase (Decrease) in payable for service fees	(3,679)
Increase (Decrease) in payable for distribution fees	70
Increase (Decrease) in variation margin on futures contracts	(1,891)
Increase (Decrease) in payable for accrued expenses and other liabilities	(10,624)
Net change in unrealized (appreciation) depreciation on investments	5,767,531
Net realized (gain) loss from investments	(4,282,228)

Net cash from (used in) operating activities	(33,298,865)

Cash flows from (used in) financing activities:
Proceeds from shares sold	74,736,425
Payment on shares redeemed	(69,693,783)
Cash distributions paid	(358)
Proceeds from reverse repurchase agreements	94,559,076
Repayment of reverse repurchase agreements	(66,302,495)

Net cash from (used in) financing activities	33,298,865

Net increase (decrease) in cash	-
Cash at beginning of year	-

Cash at end of period	$-

Supplemental cash flow information:
Non cash financing activities not included herein consist of reinvestment of all distributions in the amount of:	$14,109,622
Cash paid out for interest on reverse repurchase agreements	$418,256

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Money Market Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations					Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations		From net investment income	Tax return of capital	Total distributions	Net asset value, end of the period	Total Return[l]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers		Net investment income (loss) to average daily net assets
Class S
03/31/13[r]	$1.00	$0.00	[d]	$0.00 [d]	$0.00	[d]	$(0.00)[d]	$-	$(0.00)[d]	$1.00	0.01%	[b]	$175,143	0.46%	[a]	0.17%	[a],j	0.01%	[a]
09/30/12[i]	1.00	0.00	[d]	0.00 [d]	0.00	[d]	(0.00)[d]	-	(0.00)[d]	1.00	0.00%	[b,e]	162,906	0.46%	[a]	0.16%	[a,j]	0.00%	[a,e]
10/31/11	1.00	0.00	[d]	0.00 [d]	0.00	[d]	(0.00)[d]	-	(0.00)[d]	1.00	0.00%	[e]	189,764	0.46%		0.20%	[j]	0.00%	[e]
10/31/10	1.00	0.00	[d]	0.00 [d]	0.00	[d]	(0.00)[d]	-	(0.00)[d]	1.00	0.00%	[e]	221,083	0.46%		0.25%	[j]	0.00%	[e]
10/31/09	1.00	0.00	[d]	(0.00)[d]	0.00	[d]	(0.00)[d]	-	(0.00)[d]	1.00	0.40%		299,832	0.49%		0.45%	[j]	0.41%
10/31/08	1.00	0.03		(0.00)[d]	0.03		(0.03)	(0.00)[d]	(0.03)	1.00	2.64%		323,136	0.48%		0.48%	[k]	2.55%
10/31/07	1.00	0.05		-	0.05		(0.05)	-	(0.05)	1.00	4.92%		258,751	0.46%		0.45%	[j]	4.81%
Class Y
03/31/13[r]	$1.00	$0.00	[d]	$(0.00)[d]	$0.00	[d]	$(0.00)[d]	$-	$(0.00)[d]	$1.00	0.01%	[b]	$105,848	0.56%	[a]	0.17%	[a,j]	0.01%	[a]
09/30/12[i]	1.00	0.00	[d]	(0.00)[d]	0.00	[d]	(0.00)[d]	-	(0.00)[d]	1.00	0.01%	[b]	108,613	0.56%	[a]	0.16%	[a,j]	0.01%	[a]
10/31/11	1.00	0.00	[d]	0.00 [d]	0.00	[d]	(0.00)[d]	-	(0.00)[d]	1.00	0.00%	[e]	233,369	0.56%		0.20%	[j]	0.00%	[e]
10/31/10	1.00	0.00	[d]	0.00 [d]	0.00	[d]	(0.00)[d]	-	(0.00)[d]	1.00	0.00%	[e]	194,208	0.56%		0.25%	[j]	0.00%	[e]
10/31/09	1.00	0.00	[d]	(0.00)[d]	0.00	[d]	(0.00)[d]	-	(0.00)[d]	1.00	0.35%		197,503	0.60%		0.50%	[j]	0.38%
10/31/08	1.00	0.03		(0.00)[d]	0.03		(0.03)	(0.00)[d]	(0.03)	1.00	2.54%		231,584	0.58%		0.58%	[k]	2.47%
10/31/07	1.00	0.05		-	0.05		(0.05)	-	(0.05)	1.00	4.81%		213,690	0.56%		0.55%	[j]	4.71%
Class A
03/31/13[r]	$1.00	$0.00	[d]	$(0.00)[d]	$0.00	[d]	$(0.00)[d]	$-	$(0.00)[d]	$1.00	0.01%	[b]	$129,095	0.96%	[a]	0.17%	[a,j]	0.01%	[a]
09/30/12[i]	1.00	0.00	[d]	(0.00)[d]	0.00	[d]	(0.00)[d]	-	(0.00)[d]	1.00	0.01%	[b]	143,816	0.96%	[a]	0.16%	[a,j]	0.01%	[a]
10/31/11	1.00	0.00	[d]	0.00 [d]	0.00	[d]	(0.00)[d]	-	(0.00)[d]	1.00	0.00%	[e]	198,696	0.96%		0.20%	[j]	0.00%	[e]
10/31/10	1.00	0.00	[d]	0.00 [d]	0.00	[d]	(0.00)[d]	-	(0.00)[d]	1.00	0.00%	[e]	199,403	0.96%		0.25%	[j]	0.00%	[e]
10/31/09	1.00	0.00	[d]	(0.00)[d]	0.00	[d]	(0.00)[d]	-	(0.00)[d]	1.00	0.28%		270,497	0.99%		0.57%	[j]	0.28%
10/31/08	1.00	0.02		(0.00)[d]	0.02		(0.02)	(0.00)[d]	(0.02)	1.00	2.33%		291,735	0.98%		0.78%	[j]	2.30%
10/31/07	1.00	0.04		-	0.04		(0.04)	-	(0.04)	1.00	4.59%		281,270	0.96%		0.77%	[j]	4.50%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
i	For the period November 1, 2011 through September 30, 2012.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total Return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers		Net investment income (loss) to average daily net assets
Class Z
03/31/13[r]	$10.77	$0.09	$0.02	$0.11	$(0.23)	$(0.13)	$(0.36)	$10.52	1.04%	[b]	$153,032	0.50%	[a]	0.36%	[a,j]	1.66%	[a]
09/30/12[i]	10.87	0.18	0.16	0.34	(0.22)	(0.22)	(0.44)	10.77	3.20%	[b]	134,803	0.51%	[a]	0.37%	[a,j]	1.83%	[a]
10/31/11[g]	10.86	0.20	0.13	0.33	(0.25)	(0.07)	(0.32)	10.87	3.05%	[b]	137,464	0.52%	[a]	0.37%	[a,j]	2.07%	[a]
Class S
03/31/13[r]	$10.79	$0.08	$0.01	$0.09	$(0.21)	$(0.13)	$(0.34)	$10.54	0.95%	[b]	$157,432	0.69%	[a]	0.55%	[a,j]	1.47%	[a]
09/30/12[i]	10.88	0.16	0.16	0.32	(0.19)	(0.22)	(0.41)	10.79	2.91%	[b]	158,361	0.70%	[a]	0.56%	[a,j]	1.64%	[a]
10/31/11	10.93	0.20	0.05	0.25	(0.23)	(0.07)	(0.30)	10.88	2.38%		155,719	0.67%		0.55%	[j]	1.86%
10/31/10	10.64	0.29	0.34	0.63	(0.34)	-	(0.34)	10.93	6.10%		190,062	0.56%		N/A		2.72%
10/31/09	9.79	0.41	0.94	1.35	(0.50)	-	(0.50)	10.64	14.34%		143,114	0.56%		N/A		4.13%
10/31/08	10.49	0.40	(0.53)	(0.13)	(0.57)	-	(0.57)	9.79	(1.23%	)	153,218	0.55%		0.55%	[k]	3.97%
10/31/07	10.37	0.49	0.10	0.59	(0.47)	-	(0.47)	10.49	5.88%		196,525	0.55%		0.54%	[j]	4.75%
Class Y
03/31/13[r]	$10.72	$0.07	$0.02	$0.09	$(0.20)	$(0.13)	$(0.33)	$10.48	0.85%	[b]	$67,526	0.74%	[a]	0.60%	[a,j]	1.42%	[a]
09/30/12[i]	10.82	0.15	0.16	0.31	(0.19)	(0.22)	(0.41)	10.72	2.93%	[b]	79,985	0.75%	[a]	0.61%	[a,j]	1.59%	[a]
10/31/11	10.87	0.19	0.05	0.24	(0.22)	(0.07)	(0.29)	10.82	2.30%		75,045	0.73%		0.60%	[j]	1.80%
10/31/10	10.58	0.28	0.35	0.63	(0.34)	-	(0.34)	10.87	6.11%		59,027	0.61%		N/A		2.69%
10/31/09	9.74	0.39	0.95	1.34	(0.50)	-	(0.50)	10.58	14.36%		56,552	0.61%		N/A		3.90%
10/31/08	10.42	0.40	(0.52)	(0.12)	(0.56)	-	(0.56)	9.74	(1.29%	)	34,550	0.60%		0.60%	[k]	3.95%
10/31/07	10.30	0.48	0.10	0.58	(0.46)	-	(0.46)	10.42	5.86%		55,094	0.60%		0.59%	[j]	4.77%
Class L
03/31/13[r]	$10.69	$0.07	$0.02	$0.09	$(0.20)	$(0.13)	$(0.33)	$10.45	0.88%	[b]	$38,310	0.82%	[a]	0.68%	[a,j]	1.34%	[a]
09/30/12[i]	10.74	0.15	0.16	0.31	(0.14)	(0.22)	(0.36)	10.69	2.87%	[b]	37,298	0.83%	[a]	0.69%	[a,j]	1.51%	[a]
10/31/11	10.80	0.18	0.05	0.23	(0.22)	(0.07)	(0.29)	10.74	2.18%		44,760	0.80%		0.68%	[j]	1.72%
10/31/10	10.52	0.27	0.34	0.61	(0.33)	-	(0.33)	10.80	5.95%		125,719	0.76%		0.69%	[j]	2.60%
10/31/09	9.68	0.39	0.93	1.32	(0.48)	-	(0.48)	10.52	14.19%		114,790	0.76%		0.69%	[j]	4.01%
10/31/08	10.38	0.39	(0.53)	(0.14)	(0.56)	-	(0.56)	9.68	(1.35%	)	123,378	0.75%		0.68%	[j]	3.88%
10/31/07	10.26	0.47	0.10	0.57	(0.45)	-	(0.45)	10.38	5.74%		173,954	0.75%		0.67%	[j]	4.60%
Class A
03/31/13[r]	$10.62	$0.06	$0.02	$0.08	$(0.18)	$(0.13)	$(0.31)	$10.39	0.70%	[b]	$75,694	1.07%	[a]	0.93%	[a,j]	1.09%	[a]
09/30/12[i]	10.71	0.12	0.16	0.28	(0.15)	(0.22)	(0.37)	10.62	2.66%	[b]	71,031	1.08%	[a]	0.94%	[a,j]	1.26%	[a]
10/31/11	10.76	0.16	0.05	0.21	(0.19)	(0.07)	(0.26)	10.71	2.02%		69,635	1.06%		0.93%	[j]	1.48%
10/31/10	10.48	0.24	0.34	0.58	(0.30)	-	(0.30)	10.76	5.70%		98,198	1.01%		0.94%	[j]	2.32%
10/31/09	9.65	0.36	0.93	1.29	(0.46)	-	(0.46)	10.48	13.99%		68,067	1.01%		0.94%	[j]	3.67%
10/31/08	10.35	0.36	(0.53)	(0.17)	(0.53)	-	(0.53)	9.65	(1.73%	)	63,490	1.00%		0.93%	[j]	3.59%
10/31/07	10.23	0.44	0.11	0.55	(0.43)	-	(0.43)	10.35	5.55%		64,506	1.00%		0.92%	[j]	4.37%
Class N
03/31/13[r]	$10.49	$0.04	$0.03	$0.07	$-	$(0.13)	$(0.13)	$10.43	0.65%	[b]	$1,008	1.37%	[a]	1.23%	[a,j]	0.80%	[a]
09/30/12[i]	10.60	0.09	0.15	0.24	(0.13)	(0.22)	(0.35)	10.49	2.29%	[b]	944	1.38%	[a]	1.24%	[a,j]	0.93%	[a]
10/31/11	10.66	0.12	0.06	0.18	(0.17)	(0.07)	(0.24)	10.60	1.67%		8,835	1.36%		1.23%	[j]	1.18%
10/31/10	10.42	0.21	0.33	0.54	(0.30)	-	(0.30)	10.66	5.33%		7,997	1.31%		1.24%	[j]	2.03%
10/31/09	9.58	0.33	0.93	1.26	(0.42)	-	(0.42)	10.42	13.72%		4,408	1.31%		1.24%	[j]	3.38%
10/31/08	10.31	0.33	(0.52)	(0.19)	(0.54)	-	(0.54)	9.58	(2.02%	)	3,426	1.30%		1.23%	[j]	3.28%
10/31/07	10.20	0.39	0.12	0.51	(0.40)	-	(0.40)	10.31	5.25%		4,006	1.30%		1.22%	[j]	3.80%

	Six months ended March 31, 2013 (Unaudited)[b]	Period ended September 30, 2012[b]	Year ended October 31
			2011	2010	2009	2008	2007
Portfolio turnover rate for all share classes	78%	349%	384%	332%	232%	140%	332%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period December 3, 2010 (commencement of operations) through October 31, 2011.
i	For the period November 1, 2011 through September 30, 2012.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total Return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[o]		Ratio of expenses to average daily net assets after expense waivers[o]		Interest expense to average daily net assets[p]		Ratio of expenses to average daily net assets before expense waivers[n]		Ratio of expenses to average daily net assets after expense waivers[n]		Net investment income (loss) to average daily net assets
Class Z
03/31/13[r]	$12.22	$0.09	$(0.05)	$0.04	$(0.40)	$(0.11)	$(0.51)	$11.75	0.28%	[b]	$135,049	0.57%	[a]	0.44%	[a,j]	0.24%	[a]	0.81%	[a]	0.68%	[a,j]	1.51%	[a]
09/30/12[i]	11.91	0.23	0.59	0.82	(0.51)	-	(0.51)	12.22	7.12%	[b]	124,528	0.58%	[a]	0.45%	[a,j]	0.21%	[a]	0.79%	[a]	0.66%	[a,j]	2.10%	[a]
10/31/11[g]	10.67	0.30	0.94	1.24	-	-	-	11.91	11.62%	[b]	101,708	0.59%	[a]	0.45%	[a,j]	0.15%	[a]	0.74%	[a]	0.60%	[a,j]	3.88%	[a]
Class S
03/31/13[r]	$12.22	$0.08	$(0.05)	$0.03	$(0.39)	$(0.11)	$(0.50)	$11.75	0.17%	[b]	$76,944	0.68%	[a]	0.55%	[a,j]	0.24%	[a]	0.92%	[a]	0.79%	[a,j]	1.36%	[a]
09/30/12[i]	11.90	0.21	0.60	0.81	(0.49)	-	(0.49)	12.22	7.02%	[b]	75,714	0.69%	[a]	0.56%	[a,j]	0.21%	[a]	0.90%	[a]	0.77%	[a,j]	1.96%	[a]
10/31/11	11.30	0.53	0.43	0.96	(0.36)	-	(0.36)	11.90	8.99%		89,413	0.66%		0.56%	[j]	0.17%		0.83%		0.73%	[j]	4.79%
10/31/10	10.29	0.36	0.70	1.06	(0.05)	-	(0.05)	11.30	10.28%		92,808	0.56%		N/A		0.17%		0.73%		N/A		3.36%
10/31/09	9.51	(0.03)	1.58	1.55	(0.77)	-	(0.77)	10.29	16.82%		92,457	0.56%		N/A		0.07%		0.63%		N/A		(0.29%	)
10/31/08	10.53	0.62	(1.06)	(0.44)	(0.58)	-	(0.58)	9.51	(4.58%	)	111,763	0.54%		N/A		N/A		N/A		N/A		5.85%
10/31/07	10.33	0.32	0.26	0.58	(0.38)	-	(0.38)	10.53	5.86%		196,517	0.54%		N/A		N/A		N/A		N/A		3.18%
Class Y
03/31/13[r]	$12.18	$0.08	$(0.06)	$0.02	$(0.37)	$(0.11)	$(0.48)	$11.72	0.15%	[b]	$90,818	0.78%	[a]	0.65%	[a,j]	0.24%	[a]	1.02%	[a]	0.89%	[a,j]	1.33%	[a]
09/30/12[i]	11.87	0.21	0.58	0.79	(0.48)	-	(0.48)	12.18	6.90%	[b]	95,417	0.79%	[a]	0.66%	[a,j]	0.21%	[a]	1.00%	[a]	0.87%	[a,j]	1.94%	[a]
10/31/11	11.27	0.48	0.47	0.95	(0.35)	-	(0.35)	11.87	8.80%		80,118	0.74%		0.66%	[j]	0.18%		0.92%		0.84%	[j]	4.36%
10/31/10	10.27	0.34	0.71	1.05	(0.05)	-	(0.05)	11.27	10.22%		95,864	0.66%		N/A		0.17%		0.83%		N/A		3.24%
10/31/09	9.50	(0.02)	1.55	1.53	(0.76)	-	(0.76)	10.27	16.74%		96,117	0.65%		N/A		0.07%		0.72%		N/A		(0.24%	)
10/31/08	10.52	0.61	(1.06)	(0.45)	(0.57)	-	(0.57)	9.50	(4.77%	)	71,147	0.64%		N/A		N/A		N/A		N/A		5.76%
10/31/07	10.31	0.30	0.28	0.58	(0.37)	-	(0.37)	10.52	5.85%		71,072	0.64%		N/A		N/A		N/A		N/A		3.01%
Class L
03/31/13[r]	$12.28	$0.06	$(0.04)	$0.02	$(0.36)	$(0.11)	$(0.47)	$11.83	0.05%	[b]	$10,837	0.93%	[a]	0.80%	[a,j]	0.24%	[a]	1.17%	[a]	1.04%	[a,j]	1.09%	[a]
09/30/12[i]	11.84	0.19	0.59	0.78	(0.34)	-	(0.34)	12.28	6.78%	[b]	9,466	0.94%	[a]	0.81%	[a,j]	0.21%	[a]	1.15%	[a]	1.02%	[a,j]	1.78%	[a]
10/31/11	11.24	0.56	0.37	0.93	(0.33)	-	(0.33)	11.84	8.64%		6,301	0.89%		0.81%	[j]	0.18%		1.07%		0.99%	[j]	5.15%
10/31/10	10.25	0.33	0.69	1.02	(0.03)	-	(0.03)	11.24	9.97%		40,205	0.81%		N/A		0.17%		0.98%		N/A		3.12%
10/31/09	9.47	(0.05)	1.56	1.51	(0.73)	-	(0.73)	10.25	16.63%		36,760	0.80%		N/A		0.07%		0.87%		N/A		(0.53%	)
10/31/08	10.49	0.59	(1.06)	(0.47)	(0.55)	-	(0.55)	9.47	(4.92%	)	36,903	0.79%		N/A		N/A		N/A		N/A		5.56%
10/31/07	10.28	0.45	0.11	0.56	(0.35)	-	(0.35)	10.49	5.68%		63,394	0.79%		N/A		N/A		N/A		N/A		4.50%
Class A
03/31/13[r]	$12.00	$0.06	$(0.05)	$0.01	$(0.33)	$(0.11)	$(0.44)	$11.57	0.03%	[b]	$36,046	1.08%	[a]	0.95%	[a,j]	0.24%	[a]	1.32%	[a]	1.19%	[a,j]	1.04%	[a]
09/30/12[i]	11.70	0.17	0.58	0.75	(0.45)	-	(0.45)	12.00	6.65%	[b]	38,957	1.09%	[a]	0.96%	[a,j]	0.21%	[a]	1.30%	[a]	1.17%	[a,j]	1.62%	[a]
10/31/11	11.11	0.45	0.45	0.90	(0.31)	-	(0.31)	11.70	8.50%		37,528	1.08%		0.96%	[j]	0.18%		1.26%		1.14%	[j]	4.10%
10/31/10	10.13	0.31	0.69	1.00	(0.02)	-	(0.02)	11.11	9.84%		36,493	1.06%		0.96%	[j]	0.17%		1.23%		1.13%	[j]	2.94%
10/31/09	9.38	(0.04)	1.52	1.48	(0.73)	-	(0.73)	10.13	16.40%		38,645	1.05%		0.95%	[j]	0.07%		1.12%		1.02%	[j]	(0.42%	)
10/31/08	10.39	0.57	(1.04)	(0.47)	(0.54)	-	(0.54)	9.38	(5.00%	)	34,282	1.04%		0.94%	[j]	N/A		N/A		N/A		5.46%
10/31/07	10.19	0.25	0.28	0.53	(0.33)	-	(0.33)	10.39	5.44%		29,868	1.04%		1.00%	[j]	N/A		N/A		N/A		2.52%
Class N
03/31/13[r]	$12.04	$0.04	$(0.05)	$(0.01)	$(0.32)	$(0.11)	$(0.43)	$11.60	(0.12%	)[b]	$1,325	1.38%	[a]	1.25%	a.j	0.24%	[a]	1.62%	[a]	1.49%	[a,j]	0.62%	[a]
09/30/12[i]	11.76	0.14	0.58	0.72	(0.44)	-	(0.44)	12.04	6.27%	[b]	1,155	1.39%	[a]	1.26%	[a,j]	0.21%	[a]	1.60%	[a]	1.47%	[a,j]	1.27%	[a]
10/31/11	11.18	0.43	0.45	0.88	(0.30)	-	(0.30)	11.76	8.16%		664	1.39%		1.26%	[j]	0.17%		1.56%		1.43%	[j]	3.85%
10/31/10	10.20	0.28	0.70	0.98	-	-	-	11.18	9.61%		384	1.35%		1.25%	[j]	0.17%		1.52%		1.42%	[j]	2.63%
10/31/09	9.43	(0.03)	1.49	1.46	(0.69)	-	(0.69)	10.20	16.05%		260	1.35%		1.25%	[j]	0.07%		1.42%		1.32%	[j]	(0.24%	)
10/31/08	10.44	0.54	(1.05)	(0.51)	(0.50)	-	(0.50)	9.43	(5.32%	)	185	1.34%		1.24%	[j]	N/A		N/A		N/A		5.13%
10/31/07	10.25	0.22	0.29	0.51	(0.32)	-	(0.32)	10.44	5.17%		234	1.34%		1.30%	[j]	N/A		N/A		N/A		2.24%

	Six months ended March 31, 2013 (Unaudited)[b]	Period ended September 30, 2012[b]	Year ended October 31
			2011	2010	2009	2008	2007
Portfolio turnover rate for all share classes	20%	29%	46%	41%	35%	17%	17%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period March 1, 2011 (commencement of operations) through October 31, 2011.
i	For the period November 1, 2011 through September 30, 2012.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
n	Includes interest expense.
o	Excludes interest expense.
p	Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund’s net expenses in the Statements of Operations. Income earned on investing proceeds from reverse repurchase agreements is included in interest income in the Statements of Operations.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total Return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers		Net investment income (loss) to average daily net assets
Class Z
03/31/13[r]	$11.88	$0.13	$(0.03)	$0.10	$(0.29)	$(0.24)	$(0.53)	$11.45	0.89%	[b]	$482,460	0.56%	[a]	0.38%	[a,j]	2.34%	[a]
09/30/12[i]	11.66	0.25	0.49	0.74	(0.27)	(0.25)	(0.52)	11.88	6.63%	[b]	518,536	0.56%	[a]	0.38%	[a,j]	2.39%	[a]
10/31/11[g]	11.67	0.28	0.41	0.69	(0.34)	(0.36)	(0.70)	11.66	6.32%	[b]	316,018	0.58%	[a]	0.40%	[a,j]	2.65%	[a]
Class S
03/31/13[r]	$11.89	$0.12	$(0.03)	$0.09	$(0.27)	$(0.24)	$(0.51)	$11.47	0.86%	[b]	$736,250	0.76%	[a]	0.58%	[a,j]	2.14%	[a]
09/30/12[i]	11.66	0.23	0.49	0.72	(0.24)	(0.25)	(0.49)	11.89	6.35%	[b]	728,293	0.77%	[a]	0.59%	[a,j]	2.19%	[a]
10/31/11	11.83	0.28	0.24	0.52	(0.33)	(0.36)	(0.69)	11.66	4.79%		799,669	0.74%		0.59%	[j]	2.47%
10/31/10	11.26	0.34	0.63	0.97	(0.40)	-	(0.40)	11.83	8.89%		789,543	0.60%		N/A		3.00%
10/31/09	10.16	0.45	1.33	1.78	(0.59)	(0.09)	(0.68)	11.26	18.53%		650,768	0.60%		N/A		4.26%
10/31/08	11.14	0.48	(0.84)	(0.36)	(0.62)	-	(0.62)	10.16	(3.48%	)	628,314	0.59%		0.59%	[k]	4.43%
10/31/07	11.04	0.52	0.07	0.59	(0.49)	-	(0.49)	11.14	5.57%		779,239	0.59%		0.59%	[k]	4.77%
Class Y
03/31/13[r]	$11.83	$0.12	$(0.04)	$0.08	$(0.26)	$(0.24)	$(0.50)	$11.41	0.73%	[b]	$166,440	0.81%	[a]	0.63%	[a,j]	2.09%	[a]
09/30/12[i]	11.61	0.23	0.48	0.71	(0.24)	(0.25)	(0.49)	11.83	6.34%	[b]	162,692	0.82%	[a]	0.64%	[a,j]	2.14%	[a]
10/31/11	11.78	0.27	0.25	0.52	(0.33)	(0.36)	(0.69)	11.61	4.75%		153,857	0.79%		0.64%	[j]	2.42%
10/31/10	11.21	0.34	0.62	0.96	(0.39)	-	(0.39)	11.78	8.88%		160,114	0.65%		N/A		2.96%
10/31/09	10.12	0.44	1.32	1.76	(0.58)	(0.09)	(0.67)	11.21	18.40%		144,757	0.65%		N/A		4.24%
10/31/08	11.08	0.48	(0.83)	(0.35)	(0.61)	-	(0.61)	10.12	(3.36%	)	160,857	0.64%		0.64%	[k]	4.41%
10/31/07	10.98	0.51	0.08	0.59	(0.49)	-	(0.49)	11.08	5.56%		202,008	0.64%		0.64%	[k]	4.71%
Class L
03/31/13[r]	$11.77	$0.11	$(0.04)	$0.07	$(0.25)	$(0.24)	$(0.49)	$11.35	0.65%	[b]	$87,274	0.88%	[a]	0.70%	[a,j]	2.02%	[a]
09/30/12[i]	11.53	0.22	0.48	0.70	(0.21)	(0.25)	(0.46)	11.77	6.28%	[b]	91,405	0.89%	[a]	0.71%	[a,j]	2.07%	[a]
10/31/11	11.70	0.26	0.25	0.51	(0.32)	(0.36)	(0.68)	11.53	4.70%		91,457	0.86%		0.71%	[j]	2.35%
10/31/10	11.15	0.33	0.61	0.94	(0.39)	-	(0.39)	11.70	8.67%		217,513	0.79%		0.71%	[j]	2.89%
10/31/09	10.06	0.43	1.33	1.76	(0.58)	(0.09)	(0.67)	11.15	18.41%		211,250	0.80%		0.72%	[j]	4.19%
10/31/08	11.04	0.47	(0.84)	(0.37)	(0.61)	-	(0.61)	10.06	(3.63%	)	249,701	0.79%		0.71%	[j]	4.34%
10/31/07	10.94	0.50	0.08	0.58	(0.48)	-	(0.48)	11.04	5.49%		368,954	0.79%		0.71%	[j]	4.64%
Class A
03/31/13[r]	$11.65	$0.10	$(0.04)	$0.06	$(0.22)	$(0.24)	$(0.46)	$11.25	0.58%	[b]	$194,462	1.13%	[a]	0.95%	[a,j]	1.77%	[a]
09/30/12[i]	11.44	0.19	0.48	0.67	(0.21)	(0.25)	(0.46)	11.65	6.01%	[b]	192,598	1.14%	[a]	0.96%	[a,j]	1.82%	[a]
10/31/11	11.62	0.23	0.24	0.47	(0.29)	(0.36)	(0.65)	11.44	4.39%		201,638	1.12%		0.96%	[j]	2.10%
10/31/10	11.07	0.29	0.62	0.91	(0.36)	-	(0.36)	11.62	8.47%		206,416	1.05%		0.97%	[j]	2.64%
10/31/09	9.99	0.40	1.32	1.72	(0.55)	(0.09)	(0.64)	11.07	18.13%		179,142	1.05%		0.97%	[j]	3.88%
10/31/08	10.97	0.43	(0.83)	(0.40)	(0.58)	-	(0.58)	9.99	(3.90%	)	164,141	1.04%		0.96%	[j]	4.06%
10/31/07	10.87	0.47	0.08	0.55	(0.45)	-	(0.45)	10.97	5.23%		183,196	1.04%		0.96%	[j]	4.39%
Class N
03/31/13[r]	$11.83	$0.08	$(0.03)	$0.05	$(0.21)	$(0.24)	$(0.45)	$11.43	0.49%	[b]	$1,819	1.45%	[a]	1.27%	[a,j]	1.46%	[a]
09/30/12[i]	11.61	0.16	0.48	0.64	(0.17)	(0.25)	(0.42)	11.83	5.72%	[b]	1,555	1.46%	[a]	1.28%	[a,j]	1.49%	[a]
10/31/11	11.78	0.20	0.25	0.45	(0.26)	(0.36)	(0.62)	11.61	4.12%		1,014	1.44%		1.28%	[j]	1.78%
10/31/10	11.23	0.26	0.63	0.89	(0.34)	-	(0.34)	11.78	8.10%		1,000	1.37%		1.29%	[j]	2.31%
10/31/09	9.95	0.36	1.34	1.70	(0.33)	(0.09)	(0.42)	11.23	17.65%		714	1.37%		1.29%	[j]	3.46%
10/31/08	10.92	0.43	(0.83)	(0.40)	(0.57)	-	(0.57)	9.95	(3.86%	)	344	1.37%		1.28%	[j]	4.04%
10/31/07	10.73	0.42	0.09	0.51	(0.32)	-	(0.32)	10.92	4.91%		4,244	1.36%		1.28%	[j]	3.89%

	Six months ended March 31, 2013 (Unaudited)[b]	Period ended September 30, 2012[b]	Year ended October 31
			2011	2010	2009	2008	2007
Portfolio turnover rate for all share classes	225%	447%	539%	463%	333%	263%	394%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period December 3, 2010 (commencement of operations) through October 31, 2011.
i	For the period November 1, 2011 through September 30, 2012.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if they reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total Return[l,m]		Net assets, end of the period (000’s)		Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers		Net investment income (loss) to average daily net assets
Class Z
03/31/13[r]	$11.24	$0.18	$0.12	$0.30	$(0.48)	$(0.30)	$(0.78)	$10.76	2.79%	[b]	$0	[f]	0.97%	[a]	0.76%	[a,j]	2.73%	[a]
09/30/12[i]	11.08	0.29	0.63	0.92	-	(0.76)	(0.76)	11.24	8.84%	[b]	0	[f]	0.67%	[a]	0.50%	[a,j]	2.90%	[a]
10/31/11[g]	10.96	0.32	0.36	0.68	(0.47)	(0.09)	(0.56)	11.08	6.56%	[b]	0	[f]	0.64%	[a]	0.47%	[a,j]	3.22%	[a]
Class S
03/31/13[r]	$10.57	$0.14	$0.07	$0.21	$(0.41)	$(0.30)	$(0.71)	$10.07	2.03%	[b]	$39,131		0.93%	[a]	0.76%	[a,j]	2.83%	[a]
09/30/12[i]	11.07	0.28	0.48	0.76	(0.50)	(0.76)	(1.26)	10.57	7.61%	[b]	38,986		0.93%	[a]	0.76%	[a,j]	3.00%	[a]
10/31/11	11.10	0.35	0.15	0.50	(0.44)	(0.09)	(0.53)	11.07	4.85%		31,390		0.85%		0.72%	[j]	3.25%
10/31/10	10.73	0.37	0.58	0.95	(0.58)	-	(0.58)	11.10	9.31%		53,298		0.71%		N/A		3.51%
10/31/09	9.69	0.44	1.24	1.68	(0.62)	(0.02)	(0.64)	10.73	18.21%		82,961		0.71%		N/A		4.42%
10/31/08	11.01	0.48	(1.17)	(0.69)	(0.59)	(0.04)	(0.63)	9.69	(6.51%	)	146,819		0.71%		0.70%	[j]	4.56%
10/31/07	10.89	0.51	0.09	0.60	(0.48)	-	(0.48)	11.01	5.69%		213,606		0.71%		0.69%	[j]	4.80%
Class Y
03/31/13[r]	$10.58	$0.14	$0.07	$0.21	$(0.31)	$(0.30)	$(0.61)	$10.18	2.05%	[b]	$11,851		0.97%	[a]	0.80%	[a,j]	2.66%	[a]
09/30/12[i]	11.08	0.28	0.48	0.76	(0.50)	(0.76)	(1.26)	10.58	7.62%	[b]	34,732		0.98%	[a]	0.81%	[a,j]	2.96%	[a]
10/31/11	11.12	0.35	0.14	0.49	(0.44)	(0.09)	(0.53)	11.08	4.77%		35,701		0.92%		0.77%	[j]	3.21%
10/31/10	10.75	0.37	0.58	0.95	(0.58)	-	(0.58)	11.12	9.27%		34,202		0.76%		N/A		3.47%
10/31/09	9.72	0.43	1.24	1.67	(0.62)	(0.02)	(0.64)	10.75	18.18%		35,473		0.76%		N/A		4.28%
10/31/08	10.97	0.48	(1.10)	(0.62)	(0.59)	(0.04)	(0.63)	9.72	(5.97%	)	26,651		0.76%		0.75%	[j]	4.54%
10/31/07	10.85	0.48	0.11	0.59	(0.47)	-	(0.47)	10.97	5.68%		51,537		0.76%		0.74%	[j]	4.48%
Class L
03/31/13[r]	$10.67	$0.14	$0.07	$0.21	$(0.41)	$(0.30)	$(0.71)	$10.17	1.96%	[b]	$12,392		0.99%	[a]	0.82%	[a,j]	2.79%	[a]
09/30/12[i]	11.03	0.28	0.48	0.76	(0.36)	(0.76)	(1.12)	10.67	7.61%	[b]	10,174		0.99%	[a]	0.82%	[a,j]	2.95%	[a]
10/31/11	11.07	0.34	0.15	0.49	(0.44)	(0.09)	(0.53)	11.03	4.74%		11,093		0.92%		0.78%	[j]	3.19%
10/31/10	10.70	0.37	0.58	0.95	(0.58)	-	(0.58)	11.07	9.29%		103,653		0.92%		0.77%	[j]	3.45%
10/31/09	9.67	0.42	1.25	1.67	(0.62)	(0.02)	(0.64)	10.70	18.21%		132,257		0.92%		0.77%	[j]	4.29%
10/31/08	10.91	0.47	(1.08)	(0.61)	(0.59)	(0.04)	(0.63)	9.67	(5.94%	)	130,078		0.92%		0.76%	[j]	4.53%
10/31/07	10.80	0.50	0.08	0.58	(0.47)	-	(0.47)	10.91	5.60%		191,936		0.92%		0.75%	[j]	4.73%
Class A
03/31/13[r]	$10.61	$0.13	$0.06	$0.19	$(0.37)	$(0.30)	$(0.67)	$10.13	1.86%	[b]	$34,911		1.23%	[a]	1.06%	[a,j]	2.52%	[a]
09/30/12[i]	11.09	0.26	0.48	0.74	(0.46)	(0.76)	(1.22)	10.61	7.39%	[b]	37,826		1.23%	[a]	1.06%	[a,j]	2.71%	[a]
10/31/11	11.13	0.32	0.15	0.47	(0.42)	(0.09)	(0.51)	11.09	4.49%		37,674		1.18%		1.02%	[j]	2.96%
10/31/10	10.76	0.34	0.58	0.92	(0.55)	-	(0.55)	11.13	9.00%		48,810		1.16%		1.01%	[j]	3.21%
10/31/09	9.72	0.37	1.28	1.65	(0.59)	(0.02)	(0.61)	10.76	17.93%		44,121		1.16%		1.01%	[j]	3.75%
10/31/08	10.97	0.45	(1.09)	(0.64)	(0.57)	(0.04)	(0.61)	9.72	(6.16%	)	36,268		1.16%		1.00%	[j]	4.27%
10/31/07	10.85	0.48	0.09	0.57	(0.45)	-	(0.45)	10.97	5.40%		44,028		1.16%		0.99%	[j]	4.52%

	Six months ended March 31, 2013 (Unaudited)[b]	Period ended September 30, 2012[b]	Year ended October 31
			2011	2010	2009	2008	2007
Portfolio turnover rate for all share classes	216%	463%	566%	465%	322%	282%	427%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
f	Amount is less than $500.
g	For the period December 3, 2010 (commencement of operations) through October 31, 2011.
i	For the period November 1, 2011 through September 30, 2012.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if they reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total Return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers		Net investment income (loss) to average daily net assets
Class Z
03/31/13[r]	$9.78	$0.34	$0.41	$0.75	$(0.71)	$-	$(0.71)	$9.82	8.00%	[b]	$102,801	0.60%	[a]	0.50%	[a,j]	7.19%	[a]
09/30/12[i]	9.19	0.64	0.53	1.17	(0.58)	-	(0.58)	9.78	13.58%	[b]	101,547	0.59%	[a]	0.49%	[a,j]	7.59%	[a]
10/31/11[g]	9.06	0.45	(0.32)	0.13	-	-	-	9.19	1.43%	[b]	77,527	0.61%	[a]	0.50%	[a,j]	7.42%	[a]
Class S
03/31/13[r]	$9.80	$0.34	$0.41	$0.75	$(0.69)	$-	$(0.69)	$9.86	7.99%	[b]	$25,740	0.80%	[a]	0.70%	[a,j]	7.12%	[a]
09/30/12[i]	9.17	0.62	0.52	1.14	(0.51)	-	(0.51)	9.80	13.22%	[b]	22,723	0.80%	[a]	0.70%	[a,j]	7.37%	[a]
10/31/11	9.52	0.67	(0.15)	0.52	(0.87)	-	(0.87)	9.17	6.10%		37,865	0.77%		0.71%	[j]	7.34%
10/31/10	8.75	0.73	0.74	1.47	(0.70)	-	(0.70)	9.52	17.75%		57,929	0.70%		N/A		8.33%
10/31/09	7.97	0.67	1.07	1.74	(0.96)	-	(0.96)	8.75	25.68%		74,817	0.70%		N/A		8.66%
10/31/08	10.98	0.78	(2.94)	(2.16)	(0.82)	(0.03)	(0.85)	7.97	(21.03%	)	45,375	0.69%		N/A		8.14%
10/31/07	10.92	0.85	(0.11)	0.74	(0.66)	(0.02)	(0.68)	10.98	6.98%		53,406	0.68%		N/A		7.86%
Class Y
03/31/13[r]	$9.80	$0.34	$0.41	$0.75	$(0.69)	$-	$(0.69)	$9.86	8.04%	[b]	$57,953	0.85%	[a]	0.75%	[a,j]	7.07%	[a]
09/30/12[i]	9.20	0.62	0.53	1.15	(0.55)	-	(0.55)	9.80	13.23%	[b]	57,111	0.85%	[a]	0.75%	[a,j]	7.33%	[a]
10/31/11	9.55	0.66	(0.14)	0.52	(0.87)	-	(0.87)	9.20	5.95%		55,184	0.82%		0.76%	[j]	7.29%
10/31/10	8.77	0.73	0.74	1.47	(0.69)	-	(0.69)	9.55	17.84%		55,480	0.75%		N/A		8.26%
10/31/09	7.97	0.67	1.07	1.74	(0.94)	-	(0.94)	8.77	25.59%		65,222	0.75%		N/A		8.59%
10/31/08	10.99	0.78	(2.96)	(2.18)	(0.81)	(0.03)	(0.84)	7.97	(21.10%	)	77,447	0.74%		N/A		8.10%
10/31/07	10.93	0.85	(0.11)	0.74	(0.66)	(0.02)	(0.68)	10.99	6.85%		105,706	0.73%		N/A		7.80%
Class L
03/31/13[r]	$9.72	$0.33	$0.40	$0.73	$(0.69)	$-	$(0.69)	$9.76	7.86%	[b]	$11,382	1.00%	[a]	0.90%	[a,j]	6.93%	[a]
09/30/12[i]	9.13	0.60	0.53	1.13	(0.54)	-	(0.54)	9.72	12.98%	[b]	8,886	1.00%	[a]	0.90%	[a,j]	7.17%	[a]
10/31/11	9.48	0.64	(0.14)	0.50	(0.85)	-	(0.85)	9.13	5.84%		4,980	0.98%		0.91%	[j]	7.04%
10/31/10	8.72	0.71	0.73	1.44	(0.68)	-	(0.68)	9.48	17.62%		5,323	0.90%		N/A		8.13%
10/31/09	7.93	0.65	1.07	1.72	(0.93)	-	(0.93)	8.72	25.46%		4,391	0.90%		N/A		8.47%
10/31/08	10.94	0.76	(2.94)	(2.18)	(0.80)	(0.03)	(0.83)	7.93	(21.19%	)	2,990	0.89%		N/A		7.93%
10/31/07	10.89	0.83	(0.10)	0.73	(0.66)	(0.02)	(0.68)	10.94	6.73%		5,135	0.88%		N/A		7.67%
Class A
03/31/13[r]	$9.66	$0.32	$0.39	$0.71	$(0.64)	$-	$(0.64)	$9.73	7.76%	[b]	$31,788	1.25%	[a]	1.15%	[a,j]	6.66%	[a]
09/30/12[i]	9.07	0.58	0.52	1.10	(0.51)	-	(0.51)	9.66	12.78%	[b]	41,525	1.25%	[a]	1.15%	[a,j]	6.95%	[a]
10/31/11	9.42	0.62	(0.14)	0.48	(0.83)	-	(0.83)	9.07	5.60%		31,330	1.22%		1.16%	[j]	6.91%
10/31/10	8.67	0.69	0.72	1.41	(0.66)	-	(0.66)	9.42	17.33%		39,750	1.15%		N/A		7.87%
10/31/09	7.89	0.63	1.07	1.70	(0.92)	-	(0.92)	8.67	25.11%		35,953	1.15%		N/A		8.22%
10/31/08	10.89	0.73	(2.92)	(2.19)	(0.78)	(0.03)	(0.81)	7.89	(21.44%	)	23,752	1.14%		N/A		7.69%
10/31/07	10.85	0.80	(0.11)	0.69	(0.63)	(0.02)	(0.65)	10.89	6.53%		32,164	1.14%		N/A		7.42%
Class N
03/31/13[r]	$9.78	$0.31	$0.41	$0.72	$(0.62)	$-	$(0.62)	$9.88	7.62%	[b]	$581	1.55%	[a]	1.45%	[a,j]	6.37%	[a]
09/30/12[i]	9.17	0.56	0.53	1.09	(0.48)	-	(0.48)	9.78	12.55%	[b]	526	1.55%	[a]	1.45%	[a,j]	6.64%	[a]
10/31/11	9.51	0.61	(0.16)	0.45	(0.79)	-	(0.79)	9.17	5.19%		336	1.51%		1.46%	[j]	6.68%
10/31/10	8.75	0.67	0.73	1.40	(0.64)	-	(0.64)	9.51	16.95%		640	1.45%		N/A		7.58%
10/31/09	7.88	0.61	1.09	1.70	(0.83)	-	(0.83)	8.75	24.87%		723	1.45%		N/A		7.93%
10/31/08	10.88	0.73	(2.95)	(2.22)	(0.75)	(0.03)	(0.78)	7.88	(21.67%	)	525	1.44%		N/A		7.50%
10/31/07	10.87	0.77	(0.11)	0.66	(0.63)	(0.02)	(0.65)	10.88	6.08%		1,949	1.43%		N/A		7.11%

	Six months ended March 31, 2013 (Unaudited)[b]	Period ended September 30, 2012[b]	Year ended October 31
			2011	2010	2009	2008	2007
Portfolio turnover rate for all share classes	55%	86%	72%	120%	101%	87%	93%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period March 1, 2011 (commencement of operations) through October 31, 2011.
i	For the period November 1, 2011 through September 30, 2012.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total Return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers		Net investment income (loss) to average daily net assets
Class S
03/31/13[r]	$10.59	$0.10	$(0.82)	$(0.72)	$(0.13)	$(0.01)	$-	$(0.14)	$9.73	(6.95%	)[b]	$60,926	0.77%	[a]	0.75%	[a,j]	1.97%	[a]
09/30/12[i]	10.69	0.21	0.04	0.25	(0.35)	-	-	(0.35)	10.59	2.60%	[b]	53,365	0.80%	[a]	0.75%	[a,j]	2.19%	[a]
10/31/11	11.03	0.25	(0.02)	0.23	(0.56)	(0.01)	-	(0.57)	10.69	2.54%		52,728	0.81%		0.75%	[j]	2.37%
10/31/10	10.30	0.27	0.47	0.74	(0.01)	-	-	(0.01)	11.03	7.16%		26,160	0.77%		0.75%	[j]	2.69%
10/31/09	9.73	0.31	1.50	1.81	(1.19)	-	(0.05)	(1.24)	10.30	19.49%		27,894	1.12%		0.75%	[j]	3.20%
10/31/08[g]	10.00	0.32	(0.59)	(0.27)	-	-	-	-	9.73	(2.70%	)[b]	23,913	0.98%	[a]	0.75%	[a,j]	3.49%	[a]
Class Y
03/31/13[r]	$10.59	$0.09	$(0.81)	$(0.72)	$(0.13)	$(0.01)	$-	$(0.14)	$9.73	(6.97%	)[b]	$427	0.87%	[a]	0.80%	[a,j]	1.87%	[a]
09/30/12[i]	10.69	0.21	0.03	0.24	(0.34)	-	-	(0.34)	10.59	2.53%	[b]	410	0.90%	[a]	0.80%	[a,j]	2.19%	[a]
10/31/11	11.03	0.25	(0.03)	0.22	(0.55)	(0.01)	-	(0.56)	10.69	2.50%		110	0.91%		0.80%	[j]	2.38%
10/31/10	10.30	0.27	0.46	0.73	(0.00)[d]	-	-	(0.00)[d]	11.03	7.10%		108	0.87%		0.80%	[j]	2.63%
10/31/09	9.73	0.30	1.51	1.81	(1.19)	-	(0.05)	(1.24)	10.30	19.45%		116	1.22%		0.80%	[j]	3.13%
10/31/08[g]	10.00	0.31	(0.58)	(0.27)	-	-	-	-	9.73	(2.70%	)[b]	97	1.08%	[a]	0.80%	[a,j]	3.44%	[a]
Class L
03/31/13[r]	$10.92	$0.09	$(0.84)	$(0.75)	$(0.12)	$(0.01)	$-	$(0.13)	$10.04	(6.99%	)[b]	$162	1.02%	[a]	0.95%	[a,j]	1.74%	[a]
09/30/12[i]	10.67	0.19	0.06	0.25	-	-	-	-	10.92	2.34%	[b]	148	1.05%	[a]	0.95%	[a,j]	2.00%	[a]
10/31/11	11.00	0.22	0.00 [d]	0.22	(0.54)	(0.01)	-	(0.55)	10.67	2.44%		111	0.94%		0.88%	[j]	2.10%
10/31/10	10.28	0.25	0.47	0.72	-	-	-	-	11.00	7.00%		108	1.02%		0.95%	[j]	2.48%
10/31/09	9.72	0.28	1.50	1.78	(1.17)	-	(0.05)	(1.22)	10.28	19.17%		116	1.37%		0.95%	[j]	2.98%
10/31/08[g]	10.00	0.30	(0.58)	(0.28)	-	-	-	-	9.72	(2.80%	)[b]	97	1.23%	[a]	0.95%	[a,j]	3.29%	[a]
Class A
03/31/13[r]	$10.50	$0.07	$(0.81)	$(0.74)	$(0.07)	$(0.01)	$-	$(0.08)	$9.68	(7.20%	)[b]	$709	1.27%	[a]	1.20%	[a,j]	1.50%	[a]
09/30/12[i]	10.60	0.16	0.04	0.20	(0.30)	-	-	(0.30)	10.50	2.22%	[b]	937	1.30%	[a]	1.20%	[a,j]	1.71%	[a]
10/31/11	10.94	0.20	(0.01)	0.19	(0.52)	(0.01)	-	(0.53)	10.60	2.11%		1,158	1.31%		1.20%	[j]	1.96%
10/31/10	10.25	0.23	0.46	0.69	-	-	-	-	10.94	6.63%		1,076	1.27%		1.20%	[j]	2.25%
10/31/09	9.70	0.27	1.48	1.75	(1.15)	-	(0.05)	(1.20)	10.25	18.86%		610	1.62%		1.20%	[j]	2.78%
10/31/08[g]	10.00	0.27	(0.57)	(0.30)	-	-	-	-	9.70	(3.00%	)[b]	200	1.48%	[a]	1.20%	[a,j]	3.01%	[a]

	Six months ended March 31, 2013 (Unaudited)[b]	Period ended September 30, 2012[b]	Year ended October 31
			2011	2010	2009	2008
Portfolio turnover rate for all share classes	31%	49%	46%	42%	59%	53%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period December 20, 2007 (commencement of operations) through October 31, 2008.
i	For the period November 1, 2011 through September 30, 2012.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if they reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total Return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers		Net investment income (loss) to average daily net assets
Class S
03/31/13[r]	$11.34	$0.10	$0.64	$0.74	$(0.21)	$-	$(0.21)	$11.87	6.59%	[b]	$105,231	0.65%	[a]	0.63%	[a,j]	1.72%	[a]
09/30/12[i]	10.34	0.20	1.02	1.22	(0.22)	-	(0.22)	11.34	12.12%	[b]	100,521	0.65%	[a]	0.63%	[a,j]	1.99%	[a]
10/31/11	9.95	0.19	0.39	0.58	(0.19)	-	(0.19)	10.34	5.88%		97,350	0.67%		0.65%	[j]	1.85%
10/31/10	8.95	0.19	1.03	1.22	(0.22)	-	(0.22)	9.95	13.91%		109,890	0.64%		0.62%	[j]	1.99%
10/31/09	8.12	0.23	0.89	1.12	(0.29)	-	(0.29)	8.95	14.41%		108,844	0.64%		0.62%	[j]	2.83%
10/31/08	11.26	0.25	(2.91)	(2.66)	(0.31)	(0.17)	(0.48)	8.12	(24.61%	)	111,174	0.69%		0.67%	[j]	2.50%
10/31/07	10.47	0.30	0.77	1.07	(0.28)	-	(0.28)	11.26	10.42%		180,719	0.64%		0.60%	[j]	2.80%
Class Y
03/31/13[r]	$11.73	$0.09	$0.66	$0.75	$(0.19)	$-	$(0.19)	$12.29	6.50%	[b]	$9,281	0.81%	[a]	0.79%	[a,j]	1.57%	[a]
09/30/12[i]	10.68	0.19	1.06	1.25	(0.20)	-	(0.20)	11.73	12.02%	[b]	6,294	0.81%	[a]	0.79%	[a,j]	1.82%	[a]
10/31/11	10.28	0.18	0.40	0.58	(0.18)	-	(0.18)	10.68	5.65%		4,638	0.83%		0.81%	[j]	1.69%
10/31/10	9.24	0.18	1.07	1.25	(0.21)	-	(0.21)	10.28	13.74%		4,268	0.80%		0.78%	[j]	1.80%
10/31/09	8.37	0.21	0.93	1.14	(0.27)	-	(0.27)	9.24	14.20%		2,061	0.80%		0.78%	[j]	2.58%
10/31/08	11.59	0.24	(3.00)	(2.76)	(0.29)	(0.17)	(0.46)	8.37	(24.71%	)	1,911	0.85%		0.83%	[j]	2.33%
10/31/07	10.77	0.29	0.79	1.08	(0.26)	-	(0.26)	11.59	10.25%		2,597	0.80%		0.76%	[j]	2.63%
Class L
03/31/13[r]	$11.38	$0.08	$0.64	$0.72	$(0.18)	$-	$(0.18)	$11.92	6.32%	[b]	$2,745	0.96%	[a]	0.94%	[a,j]	1.41%	[a]
09/30/12[i]	10.29	0.16	1.03	1.19	(0.10)	-	(0.10)	11.38	11.80%	[b]	3,234	0.96%	[a]	0.94%	[a,j]	1.65%	[a]
10/31/11	9.91	0.16	0.39	0.55	(0.17)	-	(0.17)	10.29	5.61%		818	0.96%		0.94%	[j]	1.56%
10/31/10	8.92	0.15	1.04	1.19	(0.20)	-	(0.20)	9.91	13.53%		3,492	0.95%		0.93%	[j]	1.60%
10/31/09	8.09	0.19	0.90	1.09	(0.26)	-	(0.26)	8.92	14.05%		2,078	0.95%		0.93%	[j]	2.44%
10/31/08	11.22	0.22	(2.91)	(2.69)	(0.27)	(0.17)	(0.44)	8.09	(24.84%	)	1,785	1.00%		0.98%	[j]	2.18%
10/31/07	10.44	0.27	0.76	1.03	(0.25)	-	(0.25)	11.22	10.04%		2,418	0.95%		0.91%	[j]	2.48%
Class A
03/31/13[r]	$11.15	$0.06	$0.63	$0.69	$(0.16)	$-	$(0.16)	$11.68	6.31%	[b]	$25,417	1.21%	[a]	1.19%	[a,j]	1.16%	[a]
09/30/12[i]	10.17	0.14	1.01	1.15	(0.17)	-	(0.17)	11.15	11.50%	[b]	17,759	1.21%	[a]	1.19%	[a,j]	1.42%	[a]
10/31/11	9.79	0.13	0.39	0.52	(0.14)	-	(0.14)	10.17	5.38%		12,622	1.23%		1.21%	[j]	1.29%
10/31/10	8.81	0.13	1.02	1.15	(0.17)	-	(0.17)	9.79	13.27%		12,157	1.20%		1.18%	[j]	1.39%
10/31/09	7.98	0.18	0.88	1.06	(0.23)	-	(0.23)	8.81	13.82%		7,265	1.20%		1.18%	[j]	2.29%
10/31/08	11.07	0.19	(2.86)	(2.67)	(0.25)	(0.17)	(0.42)	7.98	(25.01%	)	7,972	1.25%		1.23%	[j]	1.94%
10/31/07	10.31	0.24	0.75	0.99	(0.23)	-	(0.23)	11.07	9.76%		11,595	1.20%		1.16%	[j]	2.23%

	Six months ended March 31, 2013 (Unaudited)[b]	Period ended September 30, 2012[b]	Year ended October 31
			2011	2010	2009	2008	2007
Portfolio turnover rate for all share classes	117%	228%	272%	243%	215%	184%	194%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
i	For the period November 1, 2011 through September 30, 2012.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total Return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Class S
03/31/13[r]	$15.23	$0.13	$1.76	$1.89	$(0.26)	$-	$(0.26)	$16.86	12.49%	[b]	$95,097	0.61%	[a]	1.74%	[a]
09/30/12[i]	13.96	0.26	1.24	1.50	(0.23)	-	(0.23)	15.23	11.14%	[b]	128,342	0.62%	[a]	1.96%	[a]
10/31/11	13.67	0.19	0.30	0.49	(0.20)	-	(0.20)	13.96	3.55%		140,828	0.61%		1.28%
10/31/10	12.43	0.14	1.38	1.52	(0.28)	-	(0.28)	13.67	12.37%		158,921	0.61%		1.09%
10/31/09	10.83	0.25	1.60	1.85	(0.25)	-	(0.25)	12.43	17.81%		179,373	0.62%		2.41%
10/31/08	20.78	0.25	(7.77)	(7.52)	(0.25)	(2.18)	(2.43)	10.83	(40.58%	)	176,805	0.60%		1.57%
10/31/07	18.81	0.24	2.94	3.18	(0.88)	(0.33)	(1.21)	20.78	17.78%		388,559	0.60%		1.22%
Class Y
03/31/13[r]	$15.29	$0.13	$1.75	$1.88	$(0.24)	$-	$(0.24)	$16.93	12.45%	[b]	$98	0.72%	[a]	1.64%	[a]
09/30/12[i]	14.00	0.24	1.27	1.51	(0.22)	-	(0.22)	15.29	11.04%	[b]	127	0.72%	[a]	1.86%	[a]
10/31/11	13.66	0.17	0.30	0.47	(0.13)	-	(0.13)	14.00	3.44%		143	0.71%		1.19%
10/31/10	12.43	0.13	1.36	1.49	(0.26)	-	(0.26)	13.66	12.18%		196	0.71%		0.99%
10/31/09	10.82	0.24	1.60	1.84	(0.23)	-	(0.23)	12.43	17.69%		1,021	0.72%		2.28%
10/31/08	20.76	0.23	(7.76)	(7.53)	(0.23)	(2.18)	(2.41)	10.82	(40.63%	)	1,727	0.70%		1.46%
10/31/07	18.80	0.22	2.94	3.16	(0.87)	(0.33)	(1.20)	20.76	17.63%		4,389	0.70%		1.12%
Class L
03/31/13[r]	$15.25	$0.12	$1.75	$1.87	$(0.22)	$-	$(0.22)	$16.90	12.35%	[b]	$16,484	0.83%	[a]	1.53%	[a]
09/30/12[i]	13.97	0.23	1.25	1.48	(0.20)	-	(0.20)	15.25	10.91%	[b]	18,705	0.83%	[a]	1.74%	[a]
10/31/11	13.68	0.16	0.30	0.46	(0.17)	-	(0.17)	13.97	3.32%		19,579	0.82%		1.08%
10/31/10	12.44	0.11	1.38	1.49	(0.25)	-	(0.25)	13.68	12.14%		23,889	0.82%		0.88%
10/31/09	10.82	0.23	1.60	1.83	(0.21)	-	(0.21)	12.44	17.57%		26,776	0.83%		2.16%
10/31/08	20.76	0.22	(7.77)	(7.55)	(0.21)	(2.18)	(2.39)	10.82	(40.71%	)	33,000	0.81%		1.37%
10/31/07	18.78	0.20	2.94	3.14	(0.83)	(0.33)	(1.16)	20.76	17.55%		78,980	0.81%		1.01%
Class A
03/31/13[r]	$15.22	$0.10	$1.75	$1.85	$(0.18)	$-	$(0.18)	$16.89	12.23%	[b]	$8,006	1.12%	[a]	1.25%	[a]
09/30/12[i]	13.91	0.19	1.26	1.45	(0.14)	-	(0.14)	15.22	10.59%	[b]	9,649	1.12%	[a]	1.45%	[a]
10/31/11	13.62	0.11	0.31	0.42	(0.13)	-	(0.13)	13.91	3.04%		9,800	1.11%		0.78%
10/31/10	12.39	0.08	1.37	1.45	(0.22)	-	(0.22)	13.62	11.82%		13,441	1.11%		0.59%
10/31/09	10.76	0.20	1.60	1.80	(0.17)	-	(0.17)	12.39	17.27%		15,490	1.12%		1.88%
10/31/08	20.67	0.17	(7.74)	(7.57)	(0.16)	(2.18)	(2.34)	10.76	(40.92%	)	13,721	1.10%		1.07%
10/31/07	18.72	0.14	2.94	3.08	(0.80)	(0.33)	(1.13)	20.67	17.21%		27,778	1.10%		0.72%
Class N
03/31/13[r]	$15.15	$0.07	$1.75	$1.82	$(0.14)	$-	$(0.14)	$16.83	12.03%	[b]	$81	1.42%	[a]	0.92%	[a]
09/30/12[i]	13.87	0.17	1.23	1.40	(0.12)	-	(0.12)	15.15	10.28%	[b]	74	1.43%	[a]	1.28%	[a]
10/31/11	13.59	0.07	0.31	0.38	(0.10)	-	(0.10)	13.87	2.74%		117	1.42%		0.46%
10/31/10	12.38	0.04	1.36	1.40	(0.19)	-	(0.19)	13.59	11.40%		117	1.42%		0.27%
10/31/09	10.74	0.17	1.61	1.78	(0.14)	-	(0.14)	12.38	16.95%		131	1.43%		1.57%
10/31/08	20.51	0.12	(7.71)	(7.59)	-	(2.18)	(2.18)	10.74	(41.07%	)	109	1.41%		0.75%
10/31/07	18.68	0.06	2.91	2.97	(0.81)	(0.33)	(1.14)	20.51	16.64%		132	1.41%		0.31%

	Six months ended March 31, 2013 (Unaudited)[b]	Period ended September 30, 2012[b]	Year ended October 31
			2011	2010	2009	2008	2007
Portfolio turnover rate for all share classes	64%	72%	93%	100%	138%	156%	151%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
i	For the period November 1, 2011 through September 30, 2012.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total Return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers		Net investment income (loss) to average daily net assets
Class S
03/31/13[r]	$11.29	$0.14	$1.51	$1.65	$(0.26)	$-	$-	$(0.26)	$12.68	14.90%	[b]	$252,672	0.56%	[a]	0.51%	[a,j]	2.45%	[a]
09/30/12[i]	9.94	0.22	1.32	1.54	(0.19)	-	-	(0.19)	11.29	15.93%	[b]	212,647	0.57%	[a]	0.52%	[a,j]	2.28%	[a]
10/31/11	9.50	0.18	0.44	0.62	(0.18)	-	-	(0.18)	9.94	6.55%		201,137	0.59%		0.57%	[j]	1.82%
10/31/10	8.44	0.17	1.07	1.24	(0.18)	-	-	(0.18)	9.50	14.89%		139,983	0.61%		N/A		1.83%
10/31/09	8.53	0.19	0.01	0.20	(0.29)	-	-	(0.29)	8.44	2.71%		142,884	0.61%		N/A		2.57%
10/31/08	13.29	0.28	(4.98)	(4.70)	(0.06)	-	-	(0.06)	8.53	(35.50%	)	166,317	0.60%		0.60%	[k]	2.45%
10/31/07	13.57	0.25	0.87	1.12	(0.27)	(1.08)	(0.05)	(1.40)	13.29	8.55%		287,201	0.60%		0.59%	[j]	1.80%
Class Y
03/31/13[r]	$11.22	$0.13	$1.52	$1.65	$(0.25)	$-	$-	$(0.25)	$12.62	14.99%	[b]	$75,398	0.65%	[a]	0.60%	[a,j]	2.35%	[a]
09/30/12[i]	9.88	0.21	1.31	1.52	(0.18)	-	-	(0.18)	11.22	15.78%	[b]	66,311	0.66%	[a]	0.61%	[a,j]	2.18%	[a]
10/31/11	9.45	0.17	0.43	0.60	(0.17)	-	-	(0.17)	9.88	6.38%		53,589	0.69%		0.68%	[j]	1.71%
10/31/10	8.39	0.16	1.07	1.23	(0.17)	-	-	(0.17)	9.45	14.87%		56,917	0.71%		N/A		1.73%
10/31/09	8.48	0.18	0.01	0.19	(0.28)	-	-	(0.28)	8.39	2.57%		64,686	0.71%		N/A		2.45%
10/31/08	13.22	0.27	(4.95)	(4.68)	(0.06)	-	-	(0.06)	8.48	(35.56%	)	68,843	0.70%		0.70%	[k]	2.37%
10/31/07	13.56	0.26	0.78	1.04	(0.25)	(1.08)	(0.05)	(1.38)	13.22	7.98%		157,740	0.70%		0.69%	[j]	1.90%
Class L
03/31/13[r]	$11.40	$0.13	$1.53	$1.66	$(0.24)	$-	$-	$(0.24)	$12.82	14.80%	[b]	$3,890	0.80%	[a]	0.75%	[a,j]	2.20%	[a]
09/30/12[i]	9.85	0.20	1.35	1.55	-	-	-	-	11.40	15.74%	[b]	2,717	0.80%	[a]	0.75%	[a,j]	2.04%	[a]
10/31/11	9.41	0.16	0.44	0.60	(0.16)	-	-	(0.16)	9.85	6.36%		1,948	0.84%		0.84%	[k]	1.53%
10/31/10	8.36	0.14	1.07	1.21	(0.16)	-	-	(0.16)	9.41	14.65%		67,006	0.86%		N/A		1.58%
10/31/09	8.45	0.17	0.00 [d]	0.17	(0.26)	-	-	(0.26)	8.36	2.35%		64,811	0.86%		N/A		2.28%
10/31/08	13.18	0.25	(4.93)	(4.68)	(0.05)	-	-	(0.05)	8.45	(35.62%	)	65,257	0.85%		0.85%	[k]	2.20%
10/31/07	13.52	0.23	0.79	1.02	(0.23)	(1.08)	(0.05)	(1.36)	13.18	7.83%		118,847	0.85%		0.84%	[j]	1.65%
Class A
03/31/13[r]	$11.13	$0.11	$1.50	$1.61	$(0.21)	$-	$-	$(0.21)	$12.53	14.66%	[b]	$10,852	1.04%	[a]	0.99%	[a,j]	1.97%	[a]
09/30/12[i]	9.79	0.17	1.31	1.48	(0.14)	-	-	(0.14)	11.13	15.41%	[b]	9,501	1.05%	[a]	1.00%	[a,j]	1.80%	[a]
10/31/11	9.36	0.13	0.43	0.56	(0.13)	-	-	(0.13)	9.79	5.99%		9,129	1.09%		1.07%	[j]	1.31%
10/31/10	8.31	0.12	1.07	1.19	(0.14)	-	-	(0.14)	9.36	14.45%		9,521	1.11%		N/A		1.33%
10/31/09	8.40	0.15	(0.01)	0.14	(0.23)	-	-	(0.23)	8.31	2.15%		11,099	1.11%		N/A		2.06%
10/31/08	13.12	0.22	(4.90)	(4.68)	(0.04)	-	-	(0.04)	8.40	(35.83%	)	12,315	1.10%		1.10%	[k]	1.95%
10/31/07	13.45	0.19	0.79	0.98	(0.19)	(1.08)	(0.04)	(1.31)	13.12	7.62%		18,838	1.10%		1.09%	[j]	1.42%
Class N
03/31/13[r]	$11.19	$0.09	$1.52	$1.61	$(0.18)	$-	$-	$(0.18)	$12.62	14.57%	[b]	$143	1.34%	[a]	1.29%	[a,j]	1.67%	[a]
09/30/12[i]	9.83	0.14	1.32	1.46	(0.10)	-	-	(0.10)	11.19	15.08%	[b]	126	1.35%	[a]	1.30%	[a,j]	1.50%	[a]
10/31/11	9.40	0.10	0.43	0.53	(0.10)	-	-	(0.10)	9.83	5.64%		129	1.40%		1.38%	[j]	1.01%
10/31/10	8.36	0.09	1.07	1.16	(0.12)	-	-	(0.12)	9.40	13.99%		188	1.42%		N/A		1.02%
10/31/09	8.42	0.13	0.00 [d]	0.13	(0.19)	-	-	(0.19)	8.36	1.85%		228	1.42%		N/A		1.72%
10/31/08	13.19	0.19	(4.93)	(4.74)	(0.03)	-	-	(0.03)	8.42	(36.01%	)	216	1.41%		1.41%	[k]	1.66%
10/31/07	13.48	0.15	0.79	0.94	(0.12)	(1.08)	(0.03)	(1.23)	13.19	7.26%		468	1.41%		1.40%	[j]	1.13%

	Six months ended March 31, 2013 (Unaudited)[b]	Period ended September 30, 2012[b]	Year ended October 31
			2011	2010	2009	2008	2007
Portfolio turnover rate for all share classes	52%	127%	124%	107%	115%	148%	139%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
i	For the period November 1, 2011 through September 30, 2012.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total Return[l,m]		Net assets, end of the period (000’s)		Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers		Net investment income (loss) to average daily net assets
Class S
03/31/13[r]	$10.32	$0.07	$0.75	$0.82	$(0.13)	$-	$(0.13)	$11.01	7.96%	[b]	$124,801		0.80%	[a]	0.71%	[a,j]	1.40%	[a]
09/30/12[i]	8.77	0.08	1.54	1.62	(0.07)	-	(0.07)	10.32	18.79%	[b]	121,085		0.81%	[a]	0.71%	[a,j]	0.97%	[a]
10/31/11	8.50	0.08	0.27	0.35	(0.08)	-	(0.08)	8.77	4.08%		111,826		0.81%		0.71%	[j]	0.91%
10/31/10	7.25	0.08	1.27	1.35	(0.10)	-	(0.10)	8.50	18.73%		125,255		0.81%		0.71%	[j]	1.01%
10/31/09	6.53	0.10	0.74	0.84	(0.12)	-	(0.12)	7.25	13.28%		125,429		0.84%		0.71%	[j]	1.54%
10/31/08	12.63	0.11	(4.46)	(4.35)	(0.14)	(1.61)	(1.75)	6.53	(39.38%	)	119,111		0.82%		0.71%	[j]	1.24%
10/31/07	11.69	0.15	1.49	1.64	(0.14)	(0.56)	(0.70)	12.63	14.74%		244,758		0.82%		0.67%	[j]	1.24%
Class Y
03/31/13[r]	$10.46	$0.07	$0.75	$0.82	$(0.13)	$-	$(0.13)	$11.15	7.96%	[b]	$4,885		0.85%	[a]	0.76%	[a,j]	1.35%	[a]
09/30/12[i]	8.81	0.08	1.57	1.65	-	-	-	10.46	18.73%	[b]	4,905		0.86%	[a]	0.76%	[a,j]	0.86%	[a]
10/31/11	8.55	0.08	0.26	0.34	(0.08)	-	(0.08)	8.81	4.00%		0	[f]	0.86%		0.76%	[j]	0.90%
10/31/10	7.30	0.04	1.30	1.34	(0.09)	-	(0.09)	8.55	18.55%		2,045		0.86%		0.76%	[j]	0.53%
10/31/09	6.57	0.09	0.76	0.85	(0.12)	-	(0.12)	7.30	13.30%		73		0.89%		0.76%	[j]	1.49%
10/31/08	12.55	0.11	(4.48)	(4.37)	-	(1.61)	(1.61)	6.57	(39.40%	)	66		0.87%		0.76%	[j]	1.20%
10/31/07	11.64	0.13	1.48	1.61	(0.14)	(0.56)	(0.70)	12.55	14.43%		126		0.87%		0.76%	[j]	1.10%
Class L
03/31/13[r]	$10.30	$0.06	$0.75	$0.81	$(0.11)	$-	$(0.11)	$11.00	7.93%	[b]	$30,455		1.00%	[a]	0.91%	[a,j]	1.20%	[a]
09/30/12[i]	8.75	0.07	1.53	1.60	(0.05)	-	(0.05)	10.30	18.44%	[b]	32,593		1.01%	[a]	0.91%	[a,j]	0.77%	[a]
10/31/11	8.48	0.06	0.27	0.33	(0.06)	-	(0.06)	8.75	3.89%		39,959		1.01%		0.91%	[j]	0.71%
10/31/10	7.24	0.06	1.26	1.32	(0.08)	-	(0.08)	8.48	18.39%		46,075		1.01%		0.91%	[j]	0.81%
10/31/09	6.51	0.09	0.74	0.83	(0.10)	-	(0.10)	7.24	13.13%		44,614		1.04%		0.91%	[j]	1.36%
10/31/08	12.59	0.10	(4.46)	(4.36)	(0.11)	(1.61)	(1.72)	6.51	(39.50%	)	47,796		1.02%		0.91%	[j]	1.04%
10/31/07	11.64	0.12	1.49	1.61	(0.10)	(0.56)	(0.66)	12.59	14.52%		99,145		1.02%		0.91%	[j]	1.01%
Class A
03/31/13[r]	$10.23	$0.05	$0.73	$0.78	$(0.09)	$-	$(0.09)	$10.92	7.72%	[b]	$12,320		1.25%	[a]	1.16%	[a,j]	0.95%	[a]
09/30/12[i]	8.68	0.04	1.54	1.58	(0.03)	-	(0.03)	10.23	18.23%	[b]	11,976		1.26%	[a]	1.16%	[a,j]	0.51%	[a]
10/31/11	8.41	0.04	0.27	0.31	(0.04)	-	(0.04)	8.68	3.66%		8,120		1.26%		1.16%	[j]	0.46%
10/31/10	7.18	0.04	1.25	1.29	(0.06)	-	(0.06)	8.41	18.11%		9,236		1.26%		1.16%	[j]	0.56%
10/31/09	6.45	0.07	0.74	0.81	(0.08)	-	(0.08)	7.18	12.86%		10,082		1.29%		1.16%	[j]	1.11%
10/31/08	12.50	0.07	(4.42)	(4.35)	(0.09)	(1.61)	(1.70)	6.45	(39.67%	)	11,185		1.27%		1.16%	[j]	0.79%
10/31/07	11.58	0.09	1.48	1.57	(0.09)	(0.56)	(0.65)	12.50	14.20%		20,165		1.27%		1.16%	[j]	0.73%
Class N
03/31/13[r]	$10.24	$0.03	$0.75	$0.78	$(0.03)	$-	$(0.03)	$10.99	7.64%	[b]	$61		1.55%	[a]	1.46%	[a,j]	0.64%	[a]
09/30/12[i]	8.70	0.02	1.54	1.56	(0.02)	-	(0.02)	10.24	17.92%	[b]	94		1.56%	[a]	1.46%	[a,j]	0.25%	[a]
10/31/11	8.44	0.01	0.26	0.27	(0.01)	-	(0.01)	8.70	3.25%		329		1.56%		1.46%	[j]	0.17%
10/31/10	7.20	0.02	1.26	1.28	(0.04)	-	(0.04)	8.44	17.76%		270		1.56%		1.46%	[j]	0.23%
10/31/09	6.47	0.06	0.74	0.80	(0.07)	-	(0.07)	7.20	12.52%		109		1.59%		1.46%	[j]	1.01%
10/31/08	12.52	0.04	(4.44)	(4.40)	(0.04)	(1.61)	(1.65)	6.47	(39.88%	)	224		1.57%		1.46%	[j]	0.48%
10/31/07	11.58	0.05	1.49	1.54	(0.04)	(0.56)	(0.60)	12.52	13.87%		125		1.57%		1.46%	[j]	0.45%

	Six months ended March 31, 2013 (Unaudited)[b]	Period ended September 30, 2012[b]	Year ended October 31
			2011	2010	2009	2008	2007
Portfolio turnover rate for all share classes	18%	37%	37%	51%	121%	116%	105%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
f	Amount is less than $500.
i	For the period November 1, 2011 through September 30, 2012.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if they reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Capital Appreciation Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total Return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers		Net investment income (loss) to average daily net assets
Class S
03/31/13[r]	$12.02	$0.08	$0.85	$0.93	$(0.13)	$-	$-	$(0.13)	$12.82	7.84%	[b]	$205,797	0.79%	[a]	0.71%	[a,j]	1.40%	[a]
09/30/12[i]	10.70	0.08	1.32	1.40	(0.08)	-	-	(0.08)	12.02	13.24%	[b]	202,398	0.79%	[a]	0.71%	[a,j]	0.79%	[a]
10/31/11	10.11	0.07	0.56	0.63	(0.04)	-	-	(0.04)	10.70	6.27%		247,838	0.80%		0.71%	[j]	0.62%
10/31/10	8.87	0.03	1.23	1.26	(0.02)	-	-	(0.02)	10.11	14.27%		437,621	0.79%		0.71%	[j]	0.33%
10/31/09	7.60	0.03	1.25	1.28	(0.01)	-	-	(0.01)	8.87	16.86%		455,466	0.79%		0.71%	[j]	0.39%
10/31/08	13.51	0.02	(5.65)	(5.63)	(0.01)	(0.27)	(0.00)[d]	(0.28)	7.60	(42.46%	)	414,956	0.78%		0.71%	[j]	0.19%
10/31/07	11.01	0.02	2.48	2.50	-	-	-	-	13.51	22.71%		715,738	0.78%		0.71%	[j]	0.17%
Class Y
03/31/13[r]	$12.00	$0.08	$0.85	$0.93	$(0.13)	$-	$-	$(0.13)	$12.80	7.80%	[b]	$7,673	0.84%	[a]	0.82%	[a,j]	1.30%	[a]
09/30/12[i]	10.66	0.06	1.33	1.39	(0.05)	-	-	(0.05)	12.00	13.11%	[b]	7,231	0.84%	[a]	0.82%	[a,j]	0.62%	[a]
10/31/11	10.06	0.05	0.58	0.63	(0.03)	-	-	(0.03)	10.66	6.26%		1,722	0.85%		0.82%	[j]	0.49%
10/31/10	8.83	0.02	1.22	1.24	(0.01)	-	-	(0.01)	10.06	14.08%		8,871	0.84%		0.82%	[j]	0.21%
10/31/09	7.57	0.02	1.24	1.26	-	-	-	-	8.83	16.64%		14,797	0.84%		0.82%	[j]	0.32%
10/31/08	13.45	0.01	(5.62)	(5.61)	-	(0.27)	-	(0.27)	7.57	(42.49%	)	21,666	0.83%		0.82%	[j]	0.10%
10/31/07	10.98	0.01	2.46	2.47	-	-	-	-	13.45	22.50%		57,564	0.83%		0.82%	[j]	0.06%
Class L
03/31/13[r]	$11.91	$0.07	$0.83	$0.90	$(0.09)	$-	$-	$(0.09)	$12.72	7.74%	[b]	$20,005	0.99%	[a]	0.97%	[a,j]	1.13%	[a]
09/30/12[i]	10.59	0.05	1.32	1.37	(0.05)	-	-	(0.05)	11.91	13.00%	[b]	23,364	0.99%	[a]	0.97%	[a,j]	0.54%	[a]
10/31/11	10.01	0.04	0.56	0.60	(0.02)	-	-	(0.02)	10.59	5.96%		25,204	1.00%		0.97%	[j]	0.37%
10/31/10	8.78	0.00 [d]	1.23	1.23	(0.00)[d]	-	-	(0.00)[d]	10.01	14.02%		41,819	0.99%		0.97%	[j]	0.04%
10/31/09	7.54	0.01	1.23	1.24	-	-	-	-	8.78	16.45%		55,614	0.99%		0.97%	[j]	0.13%
10/31/08	13.41	(0.01)	(5.59)	(5.60)	-	(0.27)	-	(0.27)	7.54	(42.55%	)	53,947	0.98%		0.97%	[j]	(0.07%	)
10/31/07	10.97	(0.01)	2.45	2.44	-	-	-	-	13.41	22.24%		75,119	0.98%		0.97%	[j]	(0.08%	)
Class A
03/31/13[r]	$11.88	$0.06	$0.84	$0.90	$(0.08)	$-	$-	$(0.08)	$12.70	7.59%	[b]	$63,875	1.24%	[a]	1.09%	[a,j]	1.02%	[a]
09/30/12[i]	10.56	0.04	1.31	1.35	(0.03)	-	-	(0.03)	11.88	12.86%	[b]	72,579	1.24%	[a]	1.09%	[a,j]	0.42%	[a]
10/31/11	9.97	0.02	0.57	0.59	(0.00)[d]	-	-	(0.00)[d]	10.56	5.92%		98,000	1.25%		1.09%	[j]	0.23%
10/31/10	8.76	(0.00)[d]	1.21	1.21	-	-	-	-	9.97	13.81%		142,653	1.24%		1.09%	[j]	(0.05%	)
10/31/09	7.53	0.00 [d]	1.23	1.23	-	-	-	-	8.76	16.33%		187,245	1.24%		1.09%	[j]	0.01%
10/31/08	13.41	(0.02)	(5.59)	(5.61)	-	(0.27)	-	(0.27)	7.53	(42.62%	)	182,254	1.23%		1.09%	[j]	(0.18%	)
10/31/07	10.98	(0.03)	2.46	2.43	-	-	-	-	13.41	22.13%		363,471	1.23%		1.09%	[j]	(0.21%	)
Class N
03/31/13[r]	$11.58	$0.04	$0.82	$0.86	$(0.06)	$-	$-	$(0.06)	$12.38	7.48%	[b]	$238	1.54%	[a]	1.46%	[a,j]	0.70%	[a]
09/30/12[i]	10.30	0.00 [d]	1.28	1.28	-	-	-	-	11.58	12.43%	[b]	226	1.54%	[a]	1.46%	[a],j	0.04%	[a]
10/31/11	9.76	(0.01)	0.55	0.54	-	-	-	-	10.30	5.53%		222	1.55%		1.46%	[j]	(0.11%	)
10/31/10	8.60	(0.04)	1.20	1.16	-	-	-	-	9.76	13.49%		366	1.54%		1.46%	[j]	(0.43%	)
10/31/09	7.42	(0.03)	1.21	1.18	-	-	-	-	8.60	15.90%		1,136	1.54%		1.46%	[j]	(0.36%	)
10/31/08	13.27	(0.06)	(5.52)	(5.58)	-	(0.27)	-	(0.27)	7.42	(42.85%	)	898	1.53%		1.46%	[j]	(0.55%	)
10/31/07	10.90	(0.07)	2.44	2.37	-	-	-	-	13.27	21.74%		1,624	1.53%		1.46%	[j]	(0.58%	)

	Six months ended March 31, 2013 (Unaudited)[b]	Period ended September 30, 2012[b]	Year ended October 31
			2011	2010	2009	2008	2007
Portfolio turnover rate for all share classes	16%	25%	30%	56%	51%	75%	57%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
i	For the period November 1, 2011 through September 30, 2012.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total Return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers		Net investment income (loss) to average daily net assets
Class S
03/31/13[r]	$11.17	$0.10	$0.93	$1.03	$(0.17)	$(0.03)	$(0.20)	$12.00	9.35%	[b]	$211,386	0.56%	[a]	0.51%	[a,j]	1.82%	[a]
09/30/12[i]	9.67	0.14	1.46	1.60	(0.10)	-	(0.10)	11.17	16.92%	[b]	211,276	0.57%	[a]	0.52%	[a,j]	1.50%	[a]
10/31/11	8.90	0.10	0.77	0.87	(0.10)	-	(0.10)	9.67	9.81%		176,486	0.57%		0.55%	[j]	1.03%
10/31/10	7.53	0.09	1.37	1.46	(0.09)	-	(0.09)	8.90	19.53%		75,732	0.57%		N/A		1.10%
10/31/09	6.57	0.09	0.95	1.04	(0.08)	-	(0.08)	7.53	16.12%		61,493	0.58%		N/A		1.34%
10/31/08	10.84	0.07	(3.97)	(3.90)	(0.05)	(0.32)	(0.37)	6.57	(37.16%	)	67,554	0.58%		0.58%	[k]	0.79%
10/31/07	9.21	0.06	1.61	1.67	(0.04)	-	(0.04)	10.84	18.20%		140,611	0.57%		N/A		0.61%
Class Y
03/31/13[r]	$11.19	$0.10	$0.93	$1.03	$(0.16)	$(0.03)	$(0.19)	$12.03	9.42%	[b]	$60,539	0.65%	[a]	0.60%	[a,j]	1.73%	[a]
09/30/12[i]	9.68	0.13	1.48	1.61	(0.10)	-	(0.10)	11.19	16.81%	[b]	57,792	0.66%	[a]	0.61%	[a,j]	1.40%	[a]
10/31/11	8.91	0.10	0.77	0.87	(0.10)	-	(0.10)	9.68	9.62%		49,364	0.63%		0.61%	[j]	1.01%
10/31/10	7.54	0.09	1.37	1.46	(0.09)	-	(0.09)	8.91	19.59%		44,495	0.62%		N/A		1.06%
10/31/09	6.58	0.08	0.95	1.03	(0.07)	-	(0.07)	7.54	16.01%		47,680	0.63%		N/A		1.27%
10/31/08	10.85	0.07	(3.98)	(3.91)	(0.04)	(0.32)	(0.36)	6.58	(37.16%	)	40,591	0.63%		0.63%	[k]	0.74%
10/31/07	9.20	0.06	1.63	1.69	(0.04)	-	(0.04)	10.85	18.40%		99,772	0.62%		N/A		0.62%
Class L
03/31/13[r]	$11.26	$0.09	$0.93	$1.02	$(0.15)	$(0.03)	$(0.18)	$12.10	9.29%	[b]	$13,953	0.79%	[a]	0.74%	[a,j]	1.56%	[a]
09/30/12[i]	9.65	0.12	1.49	1.61	-	-	-	11.26	16.68%	[b]	8,593	0.80%	[a]	0.75%	[a,j]	1.22%	[a]
10/31/11	8.88	0.09	0.76	0.85	(0.08)	-	(0.08)	9.65	9.50%		512	0.76%		0.76%	[k]	0.97%
10/31/10	7.51	0.07	1.38	1.45	(0.08)	-	(0.08)	8.88	19.34%		67,882	0.77%		N/A		0.91%
10/31/09	6.55	0.07	0.95	1.02	(0.06)	-	(0.06)	7.51	15.80%		62,383	0.78%		N/A		1.12%
10/31/08	10.82	0.05	(3.96)	(3.91)	(0.04)	(0.32)	(0.36)	6.55	(37.22%	)	54,216	0.78%		0.78%	[k]	0.58%
10/31/07	9.18	0.04	1.63	1.67	(0.03)	-	(0.03)	10.82	18.29%		92,738	0.77%		N/A		0.42%
Class A
03/31/13[r]	$11.10	$0.07	$0.92	$0.99	$(0.13)	$(0.03)	$(0.16)	$11.93	9.11%	[b]	$16,514	1.04%	[a]	0.99%	[a,j]	1.34%	[a]
09/30/12[i]	9.60	0.10	1.46	1.56	(0.06)	-	(0.06)	11.10	16.37%	[b]	14,686	1.05%	[a]	1.00%	[a,j]	1.00%	[a]
10/31/11	8.84	0.06	0.76	0.82	(0.06)	-	(0.06)	9.60	9.33%		6,587	1.03%		1.01%	[j]	0.61%
10/31/10	7.48	0.05	1.37	1.42	(0.06)	-	(0.06)	8.84	19.05%		4,712	1.02%		N/A		0.65%
10/31/09	6.52	0.06	0.94	1.00	(0.04)	-	(0.04)	7.48	15.53%		4,102	1.03%		N/A		0.86%
10/31/08	10.77	0.03	(3.94)	(3.91)	(0.02)	(0.32)	(0.34)	6.52	(37.38%	)	3,096	1.03%		1.02%	[j]	0.32%
10/31/07	9.14	0.02	1.62	1.64	(0.01)	-	(0.01)	10.77	17.91%		4,532	1.02%		N/A		0.20%

	Six months ended March 31, 2013 (Unaudited)[b]	Period ended September 30, 2012[b]	Year ended October 31
			2011	2010	2009	2008	2007
Portfolio turnover rate for all share classes	53%	142%	134%	100%	125%	155%	181%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
i	For the period November 1, 2011 through September 30, 2012.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if they reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Cap Opportunities Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total Return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers		Net investment income (loss) to average daily net assets
Class S
03/31/13[r]	$11.03	$0.10	$2.01	$2.11	$(0.13)	$-	$(0.13)	$13.01	19.36%	[b]	$75,585	0.74%	[a]	0.69%	[a,j]	1.77%	[a]
09/30/12[i]	9.77	0.09	1.24	1.33	(0.07)	-	(0.07)	11.03	13.78%	[b]	68,091	0.78%	[a]	0.69%	[a,j]	1.00%	[a]
10/31/11	9.15	0.07	0.62	0.69	(0.07)	-	(0.07)	9.77	7.53%		118,553	0.76%		0.69%	[j]	0.74%
10/31/10	7.37	0.06	1.77	1.83	(0.05)	-	(0.05)	9.15	24.90%		129,831	0.76%		0.69%	[j]	0.69%
10/31/09	6.42	0.05	0.93	0.98	(0.03)	-	(0.03)	7.37	15.48%		113,312	0.84%		0.69%	[j]	0.79%
10/31/08	12.84	0.05	(4.19)	(4.14)	(0.11)	(2.17)	(2.28)	6.42	(38.17%	)	102,572	0.80%		0.69%	[j]	0.52%
10/31/07	17.15	0.11	1.28	1.39	-	(5.70)	(5.70)	12.84	10.45%		220,767	0.78%		0.69%	[j]	0.85%
Class Y
03/31/13[r]	$11.03	$0.09	$2.03	$2.12	$(0.13)	$-	$(0.13)	$13.02	19.37%	[b]	$2,425	0.84%	[a]	0.79%	[a,j]	1.59%	[a]
09/30/12[i]	9.76	0.09	1.23	1.32	(0.05)	-	(0.05)	11.03	13.65%	[b]	3,299	0.88%	[a]	0.79%	[a,j]	0.94%	[a]
10/31/11	9.14	0.06	0.62	0.68	(0.06)	-	(0.06)	9.76	7.45%		1,972	0.86%		0.79%	[j]	0.63%
10/31/10	7.36	0.05	1.77	1.82	(0.04)	-	(0.04)	9.14	24.83%		1,718	0.86%		0.79%	[j]	0.58%
10/31/09	6.39	0.04	0.94	0.98	(0.01)	-	(0.01)	7.36	15.29%		941	0.94%		0.79%	[j]	0.65%
10/31/08	12.79	0.05	(4.18)	(4.13)	(0.10)	(2.17)	(2.27)	6.39	(38.22%	)	622	0.89%		0.79%	[j]	0.48%
10/31/07	17.11	0.10	1.28	1.38	-	(5.70)	(5.70)	12.79	10.33%		6,898	0.88%		0.79%	[j]	0.76%
Class L
03/31/13[r]	$10.98	$0.09	$2.00	$2.09	$(0.12)	$-	$(0.12)	$12.95	19.30%	[b]	$7,652	0.94%	[a]	0.89%	[a,j]	1.61%	[a]
09/30/12[i]	9.72	0.08	1.23	1.31	(0.05)	-	(0.05)	10.98	13.60%	[b]	5,928	0.98%	[a]	0.89%	[a,j]	0.83%	[a]
10/31/11	9.08	0.05	0.62	0.67	(0.03)	-	(0.03)	9.72	7.37%		2,534	0.96%		0.89%	[j]	0.54%
10/31/10	7.31	0.04	1.77	1.81	(0.04)	-	(0.04)	9.08	24.77%		5,341	0.96%		0.89%	[j]	0.48%
10/31/09	6.37	0.04	0.92	0.96	(0.02)	-	(0.02)	7.31	15.17%		4,675	1.04%		0.89%	[j]	0.61%
10/31/08	12.74	0.03	(4.16)	(4.13)	(0.07)	(2.17)	(2.24)	6.37	(38.30%	)	4,637	1.00%		0.89%	[j]	0.33%
10/31/07	17.08	0.08	1.28	1.36	-	(5.70)	(5.70)	12.74	10.28%		8,595	0.98%		0.89%	[j]	0.56%
Class A
03/31/13[r]	$10.80	$0.07	$1.98	$2.05	$(0.08)	$-	$(0.08)	$12.77	19.23%	[b]	$68,147	1.19%	[a]	1.14%	[a,j]	1.34%	[a]
09/30/12[i]	9.56	0.05	1.21	1.26	(0.02)	-	(0.02)	10.80	13.25%	[b]	58,551	1.23%	[a]	1.14%	[a,j]	0.50%	[a]
10/31/11	8.95	0.03	0.61	0.64	(0.03)	-	(0.03)	9.56	7.13%		58,004	1.21%		1.14%	[j]	0.30%
10/31/10	7.21	0.02	1.74	1.76	(0.02)	-	(0.02)	8.95	24.39%		68,521	1.21%		1.14%	[j]	0.24%
10/31/09	6.28	0.02	0.91	0.93	-	-	-	7.21	14.81%		63,549	1.29%		1.14%	[j]	0.36%
10/31/08	12.60	0.01	(4.11)	(4.10)	(0.05)	(2.17)	(2.22)	6.28	(38.44%	)	69,067	1.25%		1.14%	[j]	0.08%
10/31/07	16.99	0.05	1.26	1.31	-	(5.70)	(5.70)	12.60	9.94%		163,154	1.23%		1.14%	[j]	0.40%

	Six months ended March 31, 2013 (Unaudited)[b]	Period ended September 30, 2012[b]	Year ended October 31
			2011	2010	2009	2008	2007
Portfolio turnover rate for all share classes	62%	79%[q]	96%	62%	137%	109%	111%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
i	For the period November 1, 2011 through September 30, 2012.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Portfolio turnover rate excludes securities sold from redemptions in-kind. Securities sold from redemptions in-kind had no impact on portfolio turnover rate.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total Return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers		Net investment income (loss) to average daily net assets
Class S
03/31/13[r]	$11.19	$0.05	$1.61	$1.66	$(0.15)	$-	$(0.15)	$12.70	14.97%	[b]	$217,560	1.04%	[a]	0.89%	[a,j]	0.80%	[a]
09/30/12[i]	10.55	0.14	0.65	0.79	(0.15)	-	(0.15)	11.19	7.74%	[b]	195,534	1.05%	[a]	0.89%	[a,j]	1.44%	[a]
10/31/11	10.67	0.14	(0.10)	0.04	(0.16)	-	(0.16)	10.55	0.37%		202,981	1.04%		0.89%	[j]	1.27%
10/31/10	9.16	0.11	1.51	1.62	(0.11)	-	(0.11)	10.67	17.88%		219,639	1.07%		0.89%	[j]	1.15%
10/31/09	7.58	0.10	1.89	1.99	(0.11)	(0.30)	(0.41)	9.16	28.52%		204,098	1.06%		0.89%	[j]	1.34%
10/31/08	14.42	0.17	(6.04)	(5.87)	(0.16)	(0.81)	(0.97)	7.58	(43.37%	)	183,478	1.05%		0.89%	[j]	1.48%
10/31/07	12.55	0.12	2.25	2.37	(0.17)	(0.33)	(0.50)	14.42	19.43%		423,870	1.07%		0.89%	[j]	0.87%
Class Y
03/31/13[r]	$11.12	$0.04	$1.61	$1.65	$(0.14)	$-	$(0.14)	$12.63	14.92%	[b]	$8,045	1.07%	[a]	1.03%	[a,j]	0.66%	[a]
09/30/12[i]	10.48	0.12	0.65	0.77	(0.13)	-	(0.13)	11.12	7.58%	[b]	7,389	1.08%	[a]	1.03%	[a,j]	1.29%	[a]
10/31/11	10.61	0.13	(0.10)	0.03	(0.16)	-	(0.16)	10.48	0.21%		7,000	1.07%		1.03%	[j]	1.13%
10/31/10	9.11	0.10	1.50	1.60	(0.10)	-	(0.10)	10.61	17.75%		6,727	1.10%		1.03%	[j]	1.02%
10/31/09	7.54	0.08	1.88	1.96	(0.09)	(0.30)	(0.39)	9.11	28.26%		3,219	1.09%		1.03%	[j]	1.04%
10/31/08	14.34	0.14	(5.98)	(5.84)	(0.15)	(0.81)	(0.96)	7.54	(43.41%	)	3,651	1.08%		1.03%	[j]	1.23%
10/31/07	12.50	0.10	2.24	2.34	(0.17)	(0.33)	(0.50)	14.34	19.29%		10,514	1.10%		1.03%	[j]	0.74%
Class L
03/31/13[r]	$11.17	$0.03	$1.62	$1.65	$(0.13)	$-	$(0.13)	$12.69	14.81%	[b]	$122,537	1.22%	[a]	1.14%	[a,j]	0.55%	[a]
09/30/12[i]	10.53	0.11	0.65	0.76	(0.12)	-	(0.12)	11.17	7.42%	[b]	109,534	1.23%	[a]	1.14%	[a,j]	1.19%	[a]
10/31/11	10.64	0.11	(0.08)	0.03	(0.14)	-	(0.14)	10.53	0.11%		118,025	1.22%		1.14%	[j]	1.03%
10/31/10	9.14	0.09	1.50	1.59	(0.09)	-	(0.09)	10.64	17.65%		131,965	1.25%		1.14%	[j]	0.92%
10/31/09	7.55	0.08	1.89	1.97	(0.08)	(0.30)	(0.38)	9.14	28.27%		147,550	1.24%		1.14%	[j]	1.09%
10/31/08	14.36	0.14	(6.01)	(5.87)	(0.13)	(0.81)	(0.94)	7.55	(43.50%	)	137,391	1.23%		1.14%	[j]	1.24%
10/31/07	12.51	0.08	2.24	2.32	(0.14)	(0.33)	(0.47)	14.36	19.07%		303,017	1.25%		1.14%	[j]	0.63%
Class A
03/31/13[r]	$11.06	$0.02	$1.59	$1.61	$(0.09)	$-	$(0.09)	$12.58	14.64%	[b]	$44,691	1.47%	[a]	1.43%	[a,j]	0.26%	[a]
09/30/12[i]	10.42	0.09	0.64	0.73	(0.09)	-	(0.09)	11.06	7.11%	[b]	41,351	1.48%	[a]	1.43%	[a,j]	0.92%	[a]
10/31/11	10.54	0.08	(0.09)	(0.01)	(0.11)	-	(0.11)	10.42	(0.11%	)	37,485	1.47%		1.43%	[j]	0.73%
10/31/10	9.06	0.06	1.49	1.55	(0.07)	-	(0.07)	10.54	17.23%		41,888	1.50%		1.43%	[j]	0.61%
10/31/09	7.48	0.06	1.87	1.93	(0.05)	(0.30)	(0.35)	9.06	27.89%		34,124	1.49%		1.43%	[j]	0.78%
10/31/08	14.24	0.11	(5.96)	(5.85)	(0.10)	(0.81)	(0.91)	7.48	(43.64%	)	27,145	1.48%		1.43%	[j]	0.97%
10/31/07	12.43	0.04	2.23	2.27	(0.13)	(0.33)	(0.46)	14.24	18.73%		49,635	1.50%		1.43%	[j]	0.34%
Class N
03/31/13[r]	$11.10	$0.01	$1.61	$1.62	$(0.09)	$-	$(0.09)	$12.63	14.65%	[b]	$1,077	1.77%	[a]	1.52%	[a,j]	0.18%	[a]
09/30/12[i]	10.46	0.08	0.64	0.72	(0.08)	-	(0.08)	11.10	7.07%	[b]	930	1.78%	[a]	1.52%	[a,j]	0.83%	[a]
10/31/11	10.58	0.07	(0.09)	(0.02)	(0.10)	-	(0.10)	10.46	(0.33%	)	828	1.77%		1.52%	[j]	0.64%
10/31/10	9.09	0.06	1.49	1.55	(0.06)	-	(0.06)	10.58	17.26%		766	1.80%		1.52%	[j]	0.58%
10/31/09	7.51	0.05	1.88	1.93	(0.05)	(0.30)	(0.35)	9.09	27.77%		816	1.79%		1.52%	[j]	0.69%
10/31/08	14.31	0.10	(6.00)	(5.90)	(0.09)	(0.81)	(0.90)	7.51	(43.75%	)	568	1.78%		1.52%	[j]	0.89%
10/31/07	12.48	0.03	2.24	2.27	(0.11)	(0.33)	(0.44)	14.31	18.69%		864	1.80%		1.52%	[j]	0.23%

	Six months ended March 31, 2013 (Unaudited)[b]	Period ended September 30, 2012[b]	Year ended October 31
			2011	2010	2009	2008	2007
Portfolio turnover rate for all share classes	13%	27%	26%	29%	34%	13%	16%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
i	For the period November 1, 2011 through September 30, 2012.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total Return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers		Net investment income (loss) to average daily net assets
Class S
03/31/13[r]	$13.20	$0.05	$1.64	$1.69	$(0.20)	$(0.43)	$(0.63)	$14.26	13.06%	[b]	$423,123	1.07%	[a]	N/A		0.72%	[a]
09/30/12[i]	13.95	0.18	0.71	0.89	(0.23)	(1.41)	(1.64)	13.20	8.60%	[b]	396,711	1.07%	[a]	N/A		1.52%	[a]
10/31/11	13.94	0.16	(0.01)	0.15	(0.14)	-	(0.14)	13.95	1.08%		554,169	1.07%		N/A		1.10%
10/31/10	12.27	0.13	1.67	1.80	(0.13)	-	(0.13)	13.94	14.81%		584,158	1.10%		N/A		1.00%
10/31/09	10.12	0.12	2.84	2.96	(0.03)	(0.78)	(0.81)	12.27	33.13%		562,176	1.09%		N/A		1.24%
10/31/08	19.63	0.20	(9.33)	(9.13)	(0.38)	-	(0.38)	10.12	(47.32%	)	459,583	1.08%		1.07%	[j]	1.29%
10/31/07	14.82	0.25	4.76	5.01	(0.20)	-	(0.20)	19.63	34.17%		1,033,709	1.10%		1.09%	[j]	1.47%
Class Y
03/31/13[r]	$13.18	$0.05	$1.64	$1.69	$(0.20)	$(0.43)	$(0.63)	$14.24	13.05%	[b]	$21,779	1.10%	[a]	N/A		0.69%	[a]
09/30/12[i]	13.94	0.19	0.69	0.88	(0.23)	(1.41)	(1.64)	13.18	8.58%	[b]	21,882	1.10%	[a]	N/A		1.62%	[a]
10/31/11	13.92	0.16	(0.02)	0.14	(0.12)	-	(0.12)	13.94	1.00%		19,430	1.10%		N/A		1.10%
10/31/10	12.26	0.12	1.67	1.79	(0.13)	-	(0.13)	13.92	14.80%		15,773	1.12%		N/A		0.98%
10/31/09	10.10	0.12	2.85	2.97	(0.03)	(0.78)	(0.81)	12.26	33.08%		30,347	1.12%		N/A		1.21%
10/31/08	19.59	0.19	(9.31)	(9.12)	(0.37)	-	(0.37)	10.10	(47.32%	)	20,833	1.11%		1.10%	[j]	1.17%
10/31/07	14.79	0.25	4.74	4.99	(0.19)	-	(0.19)	19.59	34.05%		83,333	1.13%		1.12%	[j]	1.46%
Class L
03/31/13[r]	$13.13	$0.04	$1.62	$1.66	$(0.18)	$(0.43)	$(0.61)	$14.18	12.90%	[b]	$17,552	1.25%	[a]	N/A		0.56%	[a]
09/30/12[i]	13.82	0.17	0.70	0.87	(0.15)	(1.41)	(1.56)	13.13	8.46%	[b]	15,173	1.25%	[a]	N/A		1.47%	[a]
10/31/11	13.81	0.14	(0.01)	0.13	(0.12)	-	(0.12)	13.82	0.91%		12,331	1.25%		N/A		0.94%
10/31/10	12.16	0.10	1.66	1.76	(0.11)	-	(0.11)	13.81	14.64%		50,937	1.27%		N/A		0.77%
10/31/09	10.02	0.11	2.82	2.93	(0.01)	(0.78)	(0.79)	12.16	32.77%		56,494	1.27%		N/A		1.10%
10/31/08	19.45	0.18	(9.26)	(9.08)	(0.35)	-	(0.35)	10.02	(47.40%	)	51,881	1.26%		1.25%	[j]	1.12%
10/31/07	14.66	0.22	4.70	4.92	(0.13)	-	(0.13)	19.45	33.87%		113,298	1.28%		1.27%	[j]	1.28%
Class A
03/31/13[r]	$12.85	$0.02	$1.60	$1.62	$(0.14)	$(0.43)	$(0.57)	$13.90	12.87%	[b]	$49,725	1.50%	[a]	N/A		0.29%	[a]
09/30/12[i]	13.62	0.13	0.68	0.81	(0.17)	(1.41)	(1.58)	12.85	8.16%	[b]	46,292	1.50%	[a]	N/A		1.20%	[a]
10/31/11	13.62	0.09	(0.00)[d]	0.09	(0.09)	-	(0.09)	13.62	0.63%		47,318	1.50%		N/A		0.65%
10/31/10	12.00	0.07	1.64	1.71	(0.09)	-	(0.09)	13.62	14.39%		50,227	1.53%		N/A		0.56%
10/31/09	9.92	0.08	2.78	2.86	-	(0.78)	(0.78)	12.00	32.49%		47,642	1.52%		N/A		0.81%
10/31/08	19.25	0.13	(9.16)	(9.03)	(0.30)	-	(0.30)	9.92	(47.54%	)	39,212	1.51%		1.50%	[j]	0.82%
10/31/07	14.55	0.18	4.66	4.84	(0.14)	-	(0.14)	19.25	33.50%		103,369	1.53%		1.52%	[j]	1.05%

	Six months ended March 31, 2013 (Unaudited)[b]	Period ended September 30, 2012[b]	Year ended October 31
			2011	2010	2009	2008	2007
Portfolio turnover rate for all share classes	26%	36%	47%	32%	42%	29%	25%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
i	For the period November 1, 2011 through September 30, 2012.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Focused International Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total Return[l,m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers		Net investment income (loss) to average daily net assets
Class Z
03/31/13[r]	$11.64	$0.01	$0.28	$0.29	$(0.19)	$-	$(0.19)	$11.74	2.40%	[b]	$67,424	1.06%	[a]	0.96%	[a,j]	0.23%	[a]
09/30/12[i]	11.23	0.27	0.24	0.51	(0.10)	-	(0.10)	11.64	4.75%	[b]	72,011	1.06%	[a]	0.96%	[a,j]	2.68%	[a]
10/31/11[g]	11.58	0.07	(0.20)	(0.13)	(0.22)	-	(0.22)	11.23	(1.19%	)[b]	23,873	1.08%	[a]	0.98%	[a,j]	0.65%	[a]
Class S
03/31/13[r]	$11.65	$0.01	$0.27	$0.28	$(0.18)	$-	$(0.18)	$11.75	2.48%	[b]	$33,468	1.15%	[a]	1.05%	[a,j]	0.15%	[a]
09/30/12[i]	11.22	0.21	0.30	0.51	(0.08)	-	(0.08)	11.65	4.66%	[b]	33,949	1.15%	[a]	1.05%	[a,j]	2.02%	[a]
10/31/11	11.71	0.21	(0.49)	(0.28)	(0.21)	-	(0.21)	11.22	(2.44%	)	28,631	1.17%		1.07%	[j]	1.77%
10/31/10	10.90	0.11	1.11	1.22	(0.41)	-	(0.41)	11.71	11.61%		22,470	1.10%		N/A		1.04%
10/31/09	8.49	0.20	2.32	2.52	(0.11)	-	(0.11)	10.90	29.90%		45,363	1.08%		N/A		2.23%
10/31/08	17.33	0.27	(8.53)	(8.26)	(0.16)	(0.42)	(0.58)	8.49	(49.18%	)	22,846	1.12%		N/A		1.96%
10/31/07	12.46	0.15	4.82	4.97	(0.01)	(0.09)	(0.10)	17.33	40.18%		26,159	1.25%		1.15%	[j]	1.04%
Class Y
03/31/13[r]	$11.62	$0.00 [d]	$0.26	$0.26	$(0.16)	$-	$(0.16)	$11.72	2.35%	[b]	$7,738	1.25%	[a]	1.15%	[a,j]	0.02%	[a]
09/30/12[i]	11.19	0.19	0.31	0.50	(0.07)	-	(0.07)	11.62	4.59%	[b]	8,374	1.25%	[a]	1.15%	[a,j]	1.92%	[a]
10/31/11	11.68	0.16	(0.45)	(0.29)	(0.20)	-	(0.20)	11.19	(2.52%	)	7,938	1.27%		1.17%	[j]	1.36%
10/31/10	10.87	0.11	1.10	1.21	(0.40)	-	(0.40)	11.68	11.45%		8,082	1.20%		N/A		1.05%
10/31/09	8.48	0.20	2.30	2.50	(0.11)	-	(0.11)	10.87	29.85%		7,494	1.18%		1.16%	[j]	2.18%
10/31/08	17.31	0.18	(8.43)	(8.25)	(0.16)	(0.42)	(0.58)	8.48	(49.19%	)	5,474	1.22%		1.18%	[j]	1.47%
10/31/07	12.45	0.14	4.82	4.96	(0.01)	(0.09)	(0.10)	17.31	40.12%		739	1.35%		1.18%	[j]	0.95%
Class L
03/31/13[r]	$11.67	$(0.01)	$0.27	$0.26	$(0.15)	$-	$(0.15)	$11.78	2.33%	[b]	$6,979	1.40%	[a]	1.30%	[a,j]	(0.10%	)[a]
09/30/12[i]	11.19	0.18	0.31	0.49	(0.01)	-	(0.01)	11.67	4.35%	[b]	7,025	1.40%	[a]	1.30%	[a,j]	1.72%	[a]
10/31/11	11.68	0.17	(0.47)	(0.30)	(0.19)	-	(0.19)	11.19	(2.66%	)	5,789	1.42%		1.33%	[j]	1.47%
10/31/10	10.87	0.09	1.11	1.20	(0.39)	-	(0.39)	11.68	11.42%		19,819	1.35%		N/A		0.87%
10/31/09	8.45	0.19	2.30	2.49	(0.07)	-	(0.07)	10.87	29.61%		19,065	1.33%		1.31%	[j]	2.07%
10/31/08	17.27	0.22	(8.48)	(8.26)	(0.14)	(0.42)	(0.56)	8.45	(49.32%	)	7,993	1.37%		1.33%	[j]	1.62%
10/31/07	12.44	0.11	4.82	4.93	(0.01)	(0.09)	(0.10)	17.27	39.91%		17,632	1.50%		1.33%	[j]	0.78%
Class A
03/31/13[r]	$11.57	$(0.02)	$0.26	$0.24	$(0.11)	$-	$(0.11)	$11.70	2.18%	[b]	$17,165	1.65%	[a]	1.55%	[a,j]	(0.39%	)[a]
09/30/12[i]	11.12	0.15	0.31	0.46	(0.01)	-	(0.01)	11.57	4.19%	[b]	22,076	1.65%	[a]	1.55%	[a,j]	1.48%	[a]
10/31/11	11.61	0.11	(0.45)	(0.34)	(0.15)	-	(0.15)	11.12	(2.97%	)	24,345	1.67%		1.58%	[j]	0.90%
10/31/10	10.81	0.07	1.09	1.16	(0.36)	-	(0.36)	11.61	11.14%		35,144	1.60%		N/A		0.65%
10/31/09	8.41	0.16	2.30	2.46	(0.06)	-	(0.06)	10.81	29.25%		35,136	1.58%		1.56%	[j]	1.80%
10/31/08	17.20	0.19	(8.43)	(8.24)	(0.13)	(0.42)	(0.55)	8.41	(49.39%	)	27,401	1.62%		1.58%	[j]	1.38%
10/31/07	12.41	0.08	4.80	4.88	(0.00)[d]	(0.09)	(0.09)	17.20	39.55%		36,718	1.75%		1.58%	[j]	0.57%
Class N
03/31/13[r]	$11.42	$(0.04)	$0.26	$0.22	$(0.09)	$-	$(0.09)	$11.55	1.90%	[b]	$975	2.05%	[a]	1.95%	[a,j]	(0.76%	)[a]
09/30/12[i]	11.00	0.11	0.31	0.42	-	-	-	11.42	3.82%	[b]	968	2.05%	[a]	1.95%	[a,j]	1.05%	[a]
10/31/11	11.50	0.06	(0.44)	(0.38)	(0.12)	-	(0.12)	11.00	(3.35%	)	923	2.07%		1.97%	[j]	0.53%
10/31/10	10.71	0.03	1.08	1.11	(0.32)	-	(0.32)	11.50	10.61%		983	2.00%		N/A		0.25%
10/31/09	8.34	0.13	2.27	2.40	(0.03)	-	(0.03)	10.71	28.90%		951	1.98%		1.94%	[j]	1.40%
10/31/08	17.10	0.14	(8.37)	(8.23)	(0.11)	(0.42)	(0.53)	8.34	(49.58%	)	636	2.02%		1.88%	[j]	1.08%
10/31/07	12.37	0.02	4.80	4.82	-	(0.09)	(0.09)	17.10	39.19%		847	2.15%		1.88%	[j]	0.13%

	Six months ended March 31, 2013 (Unaudited)[b]	Period ended September 30, 2012[b]	Year ended October 31
			2011	2010	2009	2008	2007
Portfolio turnover rate for all share classes	32%	23%	59%	65%	74%	106%	95%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period December 3, 2010 (commencement of operations) through October 31, 2011.
i	For the period November 1, 2011 through September 30, 2012.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if they reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Emerging Markets Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total Return[l,m]		Net assets, end of the period (000’s)		Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers		Net investment income (loss) to average daily net assets
Class Z
03/31/13[r]	$12.03	$0.00 [d]	$0.06	$0.06	$(0.10)	$-	$(0.10)	$11.99	0.49%	[b]	$124,780		1.23%	[a]	0.99%	[a,j]	0.06%	[a]
09/30/12[i]	14.09	0.12	(0.28)	(0.16)	(0.16)	(1.74)	(1.90)	12.03	0.51%	[b]	134,793		1.24%	[a]	0.99%	[a,j]	1.11%	[a]
10/31/11[h]	15.70	0.20	(1.81)	(1.61)	-	-	-	14.09	(10.25%	)[b]	92,878		1.26%	[a]	0.99%	[a,j]	1.98%	[a]
Class S
03/31/13[r]	$12.17	$(0.01)	$0.07	$0.06	$(0.09)	$-	$(0.09)	$12.14	0.44%	[b]	$7,018		1.39%	[a]	1.15%	[a,j]	(0.12%	)[a]
09/30/12[i]	14.07	0.05	(0.21)	(0.16)	-	(1.74)	(1.74)	12.17	0.36%	[b]	6,110		1.40%	[a]	1.15%	[a,j]	0.43%	[a]
10/31/11	17.79	0.16	(2.30)	(2.14)	(0.05)	(1.53)	(1.58)	14.07	(13.17%	)	51,005		1.34%		1.15%	[j]	1.01%
10/31/10	16.49	0.10	3.62	3.72	(0.14)	(2.28)	(2.42)	17.79	25.30%		107,589		1.27%		1.15%	[j]	0.60%
10/31/09[g]	10.00	0.15	6.34	6.49	(0.00)[d]	-	(0.00)[d]	16.49	64.73%	[b]	61,313		1.33%	[a]	1.15%	[a,j]	1.23%	[a]
Class Y
03/31/13[r]	$12.01	$(0.01)	$0.07	$0.06	$(0.08)	$-	$(0.08)	$11.99	0.43%	[b]	$203		1.49%	[a]	1.25%	[a,j]	(0.22%	)[a]
09/30/12[i]	14.06	0.09	(0.28)	(0.19)	(0.12)	(1.74)	(1.86)	12.01	0.23%	[b]	203		1.50%	[a]	1.25%	[a,j]	0.86%	[a]
10/31/11	17.77	0.18	(2.32)	(2.14)	(0.04)	(1.53)	(1.57)	14.06	(13.22%	)	188		1.46%		1.25%	[j]	1.13%
10/31/10	16.48	0.08	3.62	3.70	(0.13)	(2.28)	(2.41)	17.77	25.14%		206		1.37%		1.25%	[j]	0.47%
10/31/09[g]	10.00	0.13	6.35	6.48	(0.00)[d]	-	(0.00)[d]	16.48	64.60%	[b]	165		1.43%	[a]	1.25%	[a,j]	1.08%	[a]
Class L
03/31/13[r]	$12.09	$(0.02)	$0.06	$0.04	$(0.07)	$-	$(0.07)	$12.06	0.33%	[b]	$84		1.64%	[a]	1.40%	[a,j]	(0.36%	)[a]
09/30/12[i]	14.02	0.15	(0.34)	(0.19)	-	(1.74)	(1.74)	12.09	0.12%	[b]	63		1.65%	[a]	1.40%	[a,j]	1.37%	[a]
10/31/11	17.73	0.12	(2.28)	(2.16)	(0.02)	(1.53)	(1.55)	14.02	(13.34%	)	0	[f]	1.57%		1.39%	[j]	0.71%
10/31/10	16.45	0.06	3.62	3.68	(0.12)	(2.28)	(2.40)	17.73	25.02%		56,938		1.52%		1.40%	[j]	0.37%
10/31/09[g]	10.00	0.13	6.32	6.45	-	-	-	16.45	64.30%	[b]	27,256		1.58%	[a]	1.40%	[a,j]	0.98%	[a]
Class A
03/31/13[r]	$11.94	$(0.04)	$0.07	$0.03	$-	$-	$-	$11.97	0.25%	[b]	$328		1.89%	[a]	1.65%	[a,j]	(0.62%	)[a]
09/30/12[i]	13.95	0.05	(0.28)	(0.23)	(0.04)	(1.74)	(1.78)	11.94	(0.19%	)[b]	379		1.90%	[a]	1.65%	[a,j]	0.50%	[a]
10/31/11	17.68	0.10	(2.30)	(2.20)	-	(1.53)	(1.53)	13.95	(13.60%	)	396		1.85%		1.65%	[j]	0.64%
10/31/10	16.42	0.01	3.62	3.63	(0.09)	(2.28)	(2.37)	17.68	24.70%		655		1.77%		1.65%	[j]	0.09%
10/31/09[g]	10.00	0.09	6.33	6.42	-	-	-	16.42	64.00%	[b]	238		1.83%	[a]	1.65%	[a,j]	0.73%	[a]

	Six months ended March 31, 2013 (Unaudited)[b]	Period ended September 30, 2012[b]	Year ended October 31
			2011	2010	2009
Portfolio turnover rate for all share classes	23%	76%	84%	45%	75%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
f	Amount is less than $500.
g	For the period November 3, 2008 (commencement of operations) through October 31, 2009.
h	For the period March 1, 2011 (commencement of operations) through October 31, 2011.
i	For the period November 1, 2011 through September 30, 2012.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

1.	The Funds

MassMutual Premier Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 1, 1994, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The following are 18 series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual Premier Money Market Fund (“Money Market Fund”)

MassMutual Premier Short-Duration Bond Fund (“Short-Duration Bond Fund”)

MassMutual Premier Inflation-Protected and Income Fund (“Inflation-Protected and Income Fund”)

MassMutual Premier Core Bond Fund (“Core Bond Fund”)

MassMutual Premier Diversified Bond Fund (“Diversified Bond Fund”)

MassMutual Premier High Yield Fund (“High Yield Fund”)

MassMutual Premier International Bond Fund (“International Bond Fund”)

MassMutual Premier Balanced Fund (“Balanced Fund”)

MassMutual Premier Value Fund (“Value Fund”)

MassMutual Premier Disciplined Value Fund (“Disciplined Value Fund”)

MassMutual Premier Main Street Fund (“Main Street Fund”)

MassMutual Premier Capital Appreciation Fund (“Capital Appreciation Fund”)

MassMutual Premier Disciplined Growth Fund (“Disciplined Growth Fund”)

MassMutual Premier Small Cap Opportunities Fund (formerly known as MassMutual Premier Small/Mid Cap Opportunities Fund) (“Small Cap Opportunities Fund”)

MassMutual Premier Global Fund (“Global Fund”)

MassMutual Premier International Equity Fund (“International Equity Fund”)

MassMutual Premier Focused International Fund (“Focused International Fund”)

MassMutual Premier Strategic Emerging Markets Fund (“Strategic Emerging Markets Fund”)

The following table shows the classes available for each Fund, including the date each class commenced operations. Each share class represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

	Class Z	Class S	Class Y	Class L	Class A	Class N
Money Market Fund	None	10/3/1994	1/1/1998	None*	1/1/1998	None**
Short-Duration Bond Fund	12/3/2010	10/3/1994	1/1/1998	5/3/1999	1/1/1998	12/31/2002
Inflation-Protected and Income Fund	3/1/2011	12/31/2003	12/31/2003	12/31/2003	12/31/2003	12/31/2003
Core Bond Fund	12/3/2010	10/3/1994	1/1/1998	5/3/1999	1/1/1998	12/31/2002
Diversified Bond Fund	12/3/2010	5/3/1999	5/3/1999	5/3/1999	5/3/1999	None***
High Yield Fund	3/1/2011	11/1/2004	9/5/2000	11/1/2004	11/1/2004	11/1/2004
International Bond Fund	None	12/20/2007	12/20/2007	12/20/2007	12/20/2007	None**
Balanced Fund	None	10/3/1994	1/1/1998	5/3/1999	1/1/1998	None**
Value Fund	None	11/1/2004	11/1/2004	7/25/1995	11/1/2004	11/1/2004
Disciplined Value Fund	None	11/1/2004	12/19/2000	11/1/2004	11/1/2004	11/1/2004
Main Street Fund	None	12/31/2004	12/31/2004	12/31/2004	12/31/2004	12/31/2004
Capital Appreciation Fund	None	12/31/2004	12/31/2004	12/31/2004	12/31/2004	12/31/2004
Disciplined Growth Fund	None	11/1/2004	12/19/2000	11/1/2004	11/1/2004	None**
Small Cap Opportunities Fund	None	11/1/2004	11/1/2004	11/1/2004	7/20/1998	None**
Global Fund	None	12/31/2004	12/31/2004	12/31/2004	12/31/2004	12/31/2004
International Equity Fund	None	10/3/1994	1/1/1998	5/3/1999	1/1/1998	None**
Focused International Fund	12/3/2010	12/1/2005	12/1/2005	12/1/2005	12/1/2005	12/1/2005
Strategic Emerging Markets Fund	3/1/2011	11/3/2008	11/3/2008	11/3/2008	11/3/2008	None**

Notes to Financial Statements (Unaudited) (Continued)

*	Class L shares were converted to Class S shares on July 27, 2009 and are no longer available.
**	Class N shares were eliminated as of February 22, 2011.
***	Class N shares were eliminated as of February 25, 2013.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange, on each day the New York Stock Exchange is open for trading (a “business day”). The New York Stock Exchange normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. For all Funds other than the Money Market Fund, short-term debt securities are valued at either amortized cost or at original cost plus accrued interest, whichever the Funds’ investment adviser determines more closely approximates current market value. The Money Market Fund’s portfolio securities are valued at amortized cost, which approximates current market value, in accordance with Rule 2a-7 under the 1940 Act pursuant to which the Money Market Fund must adhere to certain conditions. It is the intention of the Money Market Fund to maintain a stable net asset value per share of $1.00, although this cannot be assured. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, prepayment speed assumptions and attributes of the collateral. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities

Notes to Financial Statements (Unaudited) (Continued)

whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of key inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party fair valuation vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

[1]	The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and makes recommendations concerning the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Financial Statements (Unaudited) (Continued)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned key inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities issued by non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The Money Market Fund and Inflation-Protected and Income Fund characterized all investments at Level 2, as of March 31, 2013. The Disciplined Value Fund and Disciplined Growth Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of March 31, 2013. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of March 31, 2013, for the remaining Funds’ investments:

Asset Valuation Inputs

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Short-Duration Bond Fund
Bonds & Notes
Total Corporate Debt	$-	$197,342,868	$-	$197,342,868

Total Municipal Obligations	-	3,194,396	-	3,194,396

Non-U.S. Government Agency Obligations
Automobile ABS	-	12,879,110	-	12,879,110
Commercial MBS	-	23,830,420	-	23,830,420
Home Equity ABS	-	12,618,095	-	12,618,095
Manufactured Housing ABS	-	247,120	-	247,120
Other ABS	-	16,086,769	1,529,760	17,616,529
Student Loans ABS	-	21,614,439	-	21,614,439
WL Collateral CMO	-	3,457,587	-	3,457,587
WL Collateral PAC	-	520,267	-	520,267

Total Non-U.S. Government Agency Obligations	-	91,253,807	1,529,760	92,783,567

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Short-Duration Bond Fund (Continued)
U.S. Government Agency Obligations and Instrumentalities
Pass-Through Securities	$-	$27,539,333	$-	$27,539,333

Total U.S. Government Agency Obligations and Instrumentalities	-	27,539,333	-	27,539,333

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	359,291	-	359,291

Total U.S. Treasury Obligations	-	359,291	-	359,291

Total Bonds & Notes	-	319,689,695	1,529,760	321,219,455

Total Long-Term Investments	-	319,689,695	1,529,760	321,219,455

Total Short-Term Investments	-	186,760,047	-	186,760,047

Total Investments	$-	$506,449,742	$1,529,760	$507,979,502

Core Bond Fund
Equities
Preferred Stock
Financial	$3,403,400	$-	$-	$3,403,400

Total Preferred Stock	3,403,400	-	-	3,403,400

Total Equities	3,403,400	-	-	3,403,400

Bonds & Notes
Total Corporate Debt	-	705,762,287	-	705,762,287

Total Municipal Obligations	-	7,211,968	-	7,211,968

Non-U.S. Government Agency Obligations
Automobile ABS	-	12,411,444	-	12,411,444
Commercial MBS	-	75,788,506	-	75,788,506
Home Equity ABS	-	47,585,434	-	47,585,434
Other ABS	-	38,231,447	4,780,500	43,011,947
Student Loans ABS	-	38,360,275	-	38,360,275
WL Collateral CMO	-	10,512,371	-	10,512,371
WL Collateral PAC	-	1,412,396	-	1,412,396

Total Non-U.S. Government Agency Obligations	-	224,301,873	4,780,500	229,082,373

Total Sovereign Debt Obligations	-	15,997,584	-	15,997,584

U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	-	1,568,757	-	1,568,757
Pass-Through Securities	-	510,408,271	-	510,408,271

Total U.S. Government Agency Obligations and Instrumentalities	-	511,977,028	-	511,977,028

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Core Bond Fund (Continued)
U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	$-	$146,408,971	$-	$146,408,971

Total U.S. Treasury Obligations	-	146,408,971	-	146,408,971

Total Bonds & Notes	-	1,611,659,711	4,780,500	1,616,440,211

Total Long-Term Investments	3,403,400	1,611,659,711	4,780,500	1,619,843,611

Total Short-Term Investments	-	389,643,404	-	389,643,404

Total Investments	$3,403,400	$2,001,303,115	$4,780,500	$2,009,487,015

Diversified Bond Fund
Equities
Common Stock
Basic Materials	$-	$-	$51,884	$51,884

Total Common Stock	-	-	51,884	51,884

Preferred Stock
Financial	261,800	-	-	261,800

Total Preferred Stock	261,800	-	-	261,800

Total Equities	261,800	-	51,884	313,684

Bonds & Notes
Total Corporate Debt	-	46,868,812	-	46,868,812

Total Municipal Obligations	-	438,163	-	438,163

Non-U.S. Government Agency Obligations
Auto Floor Plan ABS	-	233,403	-	233,403
Automobile ABS	-	149,461	-	149,461
Commercial MBS	-	3,538,734	-	3,538,734
Home Equity ABS	-	2,115,818	-	2,115,818
Other ABS	-	1,331,005	1,123,418	2,454,423
Student Loans ABS	-	1,834,008	-	1,834,008
WL Collateral CMO	-	1,535,066	-	1,535,066
WL Collateral PAC	-	62,176	-	62,176

Total Non-U.S. Government Agency Obligations	-	10,799,671	1,123,418	11,923,089

Total Sovereign Debt Obligations	-	788,486	-	788,486

U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	-	62,412	-	62,412
Pass-Through Securities	-	28,463,196	-	28,463,196

Total U.S. Government Agency Obligations and Instrumentalities	-	28,525,608	-	28,525,608

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Diversified Bond Fund (Continued)
U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	$-	$6,048,167	$-	$6,048,167

Total U.S. Treasury Obligations	-	6,048,167	-	6,048,167

Total Bonds & Notes	-	93,468,907	1,123,418	94,592,325

Total Long-Term Investments	261,800	93,468,907	1,175,302	94,906,009

Total Short-Term Investments	-	23,279,955	-	23,279,955

Total Investments	$261,800	$116,748,862	$1,175,302	$118,185,964

High Yield Fund
Equities
Common Stock
Basic Materials	$-	$-	$636,345	$636,345

Total Common Stock	-	-	636,345	636,345

Total Equities	-	-	636,345	636,345

Bonds & Notes
Total Bank Loans	-	11,454,265	-	11,454,265

Total Corporate Debt	-	211,710,511	-	211,710,511

Total Bonds & Notes	-	223,164,776	-	223,164,776

Total Long-Term Investments	-	223,164,776	636,345	223,801,121

Total Short-Term Investments	-	7,418,226	-	7,418,226

Total Investments	$-	$230,583,002	$636,345	$231,219,347

International Bond Fund
Bonds & Notes
Total Corporate Debt	$-	$14,557,608	$-	$14,557,608

Total Sovereign Debt Obligations	-	45,056,996	1,485,255	46,542,251

Total Bonds & Notes	-	59,614,604	1,485,255	61,099,859

Total Long-Term Investments	-	59,614,604	1,485,255	61,099,859

Total Short-Term Investments	-	116,890	-	116,890

Total Investments	$-	$59,731,494	$1,485,255	$61,216,749

Balanced Fund
Equities
Common Stock
Basic Materials	$2,180,509	$-	$-	$2,180,509
Communications	9,448,691	-	-	9,448,691
Consumer, Cyclical	5,810,391	-	-	5,810,391
Consumer, Non-cyclical	17,199,782	-	-	17,199,782
Diversified	61,333	-	-	61,333
Energy	6,907,942	-	-	6,907,942
Financial	12,293,243	-	-	12,293,243

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Balanced Fund (Continued)
Industrial	$7,495,947	$-	$-	$7,495,947
Technology	9,030,906	-	-	9,030,906
Utilities	2,361,892	-	-	2,361,892

Total Common Stock	72,790,636	-	-	72,790,636

Preferred Stock
Consumer, Cyclical	-	6	-	6
Financial	130,900	-	-	130,900

Total Preferred Stock	130,900	6	-	130,906

Total Equities	72,921,536	6	-	72,921,542

Bonds & Notes
Total Corporate Debt	-	17,722,061	-	17,722,061

Total Municipal Obligations	-	187,697	-	187,697

Non-U.S. Government Agency Obligations
Automobile ABS	-	300,316	-	300,316
Commercial MBS	-	2,116,521	-	2,116,521
Home Equity ABS	-	1,196,905	-	1,196,905
Other ABS	-	687,722	239,025	926,747
Student Loans ABS	-	1,154,159	-	1,154,159
WL Collateral CMO	-	328,591	-	328,591
WL Collateral PAC	-	51,607	-	51,607

Total Non-U.S. Government Agency Obligations	-	5,835,821	239,025	6,074,846

Total Sovereign Debt Obligations	-	400,897	-	400,897

U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	-	70,108	-	70,108
Pass-Through Securities	-	14,584,802	-	14,584,802

Total U.S. Government Agency Obligations and Instrumentalities	-	14,654,910	-	14,654,910

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	8,649,871	-	8,649,871

Total U.S. Treasury Obligations	-	8,649,871	-	8,649,871

Total Bonds & Notes	-	47,451,257	239,025	47,690,282

Total Mutual Funds	11,741,354	-	-	11,741,354

Total Long-Term Investments	84,662,890	47,451,263	239,025	132,353,178

Total Short-Term Investments	-	20,685,600	-	20,685,600

Total Investments	$84,662,890	$68,136,863	$239,025	$153,038,778

Value Fund
Equities
Common Stock
Basic Materials	$3,047,885	$-	$-	$3,047,885
Communications	7,709,480	-	-	7,709,480

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Value Fund (Continued)
Consumer, Cyclical	$13,999,805	$-	$-	$13,999,805
Consumer, Non-cyclical	25,197,681	836,808	-	26,034,489
Energy	14,528,678	-	-	14,528,678
Financial	29,844,338	-	-	29,844,338
Industrial	13,543,578	-	-	13,543,578
Technology	6,255,729	-	-	6,255,729
Utilities	3,255,765	-	-	3,255,765

Total Common Stock	117,382,939	836,808	-	118,219,747

Total Equities	117,382,939	836,808	-	118,219,747

Total Mutual Funds	801,981	-	-	801,981

Total Long-Term Investments	118,184,920	836,808	-	119,021,728

Total Short-Term Investments	-	2,479,652	-	2,479,652

Total Investments	$118,184,920	$3,316,460	$-	$121,501,380

Main Street Fund
Equities
Common Stock
Basic Materials	$4,560,109	$-	$-	$4,560,109
Communications	20,686,558	-	-	20,686,558
Consumer, Cyclical	8,149,815	-	-	8,149,815
Consumer, Non-cyclical	50,250,874	1,908,983	-	52,159,857
Energy	15,169,473	-	-	15,169,473
Financial	29,114,673	-	-	29,114,673
Industrial	13,075,713	-	-	13,075,713
Technology	24,716,758	-	-	24,716,758

Total Common Stock	165,723,973	1,908,983	-	167,632,956

Preferred Stock
Consumer, Non-cyclical	-	2,473,692	-	2,473,692

Total Preferred Stock	-	2,473,692	-	2,473,692

Total Equities	165,723,973	4,382,675	-	170,106,648

Total Long-Term Investments	165,723,973	4,382,675	-	170,106,648

Total Short-Term Investments	-	2,100,132	-	2,100,132

Total Investments	$165,723,973	$6,482,807	$-	$172,206,780

Capital Appreciation Fund
Equities
Common Stock
Basic Materials	$13,731,090	$-	$-	$13,731,090
Communications	38,830,533	-	-	38,830,533
Consumer, Cyclical	42,703,432	-	-	42,703,432
Consumer, Non-cyclical	52,916,256	19,111,520	-	72,027,776
Energy	24,450,096	-	-	24,450,096
Financial	9,437,092	2,947,056	-	12,384,148

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Capital Appreciation Fund (Continued)
Industrial	$41,067,430	$-	$-		$41,067,430
Technology	48,833,952	-	-		48,833,952

Total Common Stock	271,969,881	22,058,576	-		294,028,457

Total Equities	271,969,881	22,058,576	-		294,028,457

Total Long-Term Investments	271,969,881	22,058,576	-		294,028,457

Total Short-Term Investments	-	493,199	-		493,199

Total Investments	$271,969,881	$22,551,775	$-		$294,521,656

Small Cap Opportunities Fund
Equities
Common Stock
Basic Materials	$10,813,810	$-	$-		$10,813,810
Communications	6,433,401	-	-		6,433,401
Consumer, Cyclical	16,803,354	-	-		16,803,354
Consumer, Non-cyclical	31,791,252	-	-		31,791,252
Energy	6,688,988	-	-	+	6,688,988
Financial	35,574,633	-	-		35,574,633
Industrial	24,776,328	-	-		24,776,328
Technology	13,931,519	-	-		13,931,519
Utilities	1,740,277	-	-		1,740,277

Total Common Stock	148,553,562	-	-		148,553,562

Total Equities	148,553,562	-	-		148,553,562

Total Mutual Funds	12,812,845	-	-		12,812,845

Rights
Consumer, Non-cyclical	-	-	-	+	-

Total Rights	-	-	-		-

Total Long-Term Investments	161,366,407	-	-		161,366,407

Total Short-Term Investments	-	3,812,899	-		3,812,899

Total Investments	$161,366,407	$3,812,899	$-		$165,179,306

Global Fund
Equities
Common Stock
Basic Materials	$-	$4,667,761	$-		$4,667,761
Communications	40,658,762	21,934,540	-		62,593,302
Consumer, Cyclical	18,037,665	20,831,191	-		38,868,856
Consumer, Non-cyclical	47,335,479	26,207,219	-		73,542,698
Diversified	-	7,780,665	-		7,780,665
Energy	3,788,508	8,933,639	-		12,722,147
Financial	20,605,174	41,985,831	-		62,591,005
Industrial	17,761,947	46,999,627	-		64,761,574
Technology	33,518,697	16,841,898	-		50,360,595
Utilities	-	2,074,199	-		2,074,199

Total Common Stock	181,706,232	198,256,570	-		379,962,802

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Global Fund (Continued)
Preferred Stock
Consumer, Cyclical	$-	$7,227,256	$-	$7,227,256

Total Preferred Stock	-	7,227,256	-	7,227,256

Total Equities	181,706,232	205,483,826	-	387,190,058

Total Mutual Funds	29,561,370	-	-	29,561,370

Total Long-Term Investments	211,267,602	205,483,826	-	416,751,428

Total Short-Term Investments	-	289,127	-	289,127

Total Investments	$211,267,602	$205,772,953	$-	$417,040,555

International Equity Fund
Equities
Common Stock
Basic Materials	$-	$16,127,887	$-	$16,127,887
Communications	8,104,568	54,288,598	-	62,393,166
Consumer, Cyclical	14,579,580	50,307,296	-	64,886,876
Consumer, Non-cyclical	256,800	151,742,799	-	151,999,599
Diversified	-	4,397,991	-	4,397,991
Energy	-	15,870,084	-	15,870,084
Financial	4,527,881	19,708,550	-	24,236,431
Industrial	-	99,137,211	-	99,137,211
Technology	-	51,470,890	-	51,470,890
Utilities	-	3,529,884	-	3,529,884

Total Common Stock	27,468,829	466,581,190	-	494,050,019

Total Equities	27,468,829	466,581,190	-	494,050,019

Total Mutual Funds	54,426,843	-	-	54,426,843

Rights
Consumer, Cyclical	654,573	-	-	654,573

Total Rights	654,573	-	-	654,573

Warrants
Consumer, Non-cyclical	-	4,849	112,234	117,083

Total Warrants	-	4,849	112,234	117,083

Total Long-Term Investments	82,550,245	466,586,039	112,234	549,248,518

Total Investments	$82,550,245	$466,586,039	$112,234	$549,248,518

Focused International Fund
Equities
Common Stock
Basic Materials	$1,887,666	$13,186,674	$-	$15,074,340
Communications	5,386,615	6,908,490	-	12,295,105
Consumer, Cyclical	-	7,956,275	-	7,956,275
Consumer, Non-cyclical	2,762,561	31,344,840	-	34,107,401
Diversified	-	2,030,323	-	2,030,323

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Focused International Fund (Continued)
Energy	$-	$8,708,910	$-	$8,708,910
Financial	-	32,940,208	-	32,940,208
Industrial	-	12,144,575	-	12,144,575
Technology	-	5,262,423	-	5,262,423
Utilities	-	1,554,339	-	1,554,339

Total Common Stock	10,036,842	122,037,057	-	132,073,899

Total Equities	10,036,842	122,037,057	-	132,073,899

Total Mutual Funds	11,777,673	-	-	11,777,673

Total Long-Term Investments	21,814,515	122,037,057	-	143,851,572

Total Short-Term Investments	-	1,655,499	-	1,655,499

Total Investments	$21,814,515	$123,692,556	$-	$145,507,071

Strategic Emerging Markets Fund
Equities
Common Stock
Basic Materials	$-	$4,755,568	$-	$4,755,568
Communications	2,547,037	9,658,349	-	12,205,386
Consumer, Cyclical	-	4,624,619	-	4,624,619
Consumer, Non-cyclical	3,487,488	6,261,652	-	9,749,140
Diversified	-	2,585,959	-	2,585,959
Energy	4,035,503	9,271,959	-	13,307,462
Financial	4,431,336	34,835,642	-	39,266,978
Industrial	1,221,671	14,946,461	-	16,168,132
Technology	4,598,617	9,954,233	-	14,552,850

Total Common Stock	20,321,652	96,894,442	-	117,216,094

Preferred Stock
Basic Materials	1,978,542	1,167,805	-	3,146,347
Consumer, Non-cyclical	-	1,437,700	-	1,437,700
Financial	-	4,198,406	-	4,198,406
Utilities	-	1,089,390	-	1,089,390

Total Preferred Stock	1,978,542	7,893,301	-	9,871,843

Total Equities	22,300,194	104,787,743	-	127,087,937

Total Mutual Funds	2,500	-	-	2,500

Total Long-Term Investments	22,302,694	104,787,743	-	127,090,437

Total Short-Term Investments	-	6,904,134	-	6,904,134

Total Investments	$22,302,694	$111,691,877	$-	$133,994,571

+	Represents security at $0 value as of March 31, 2013.

Notes to Financial Statements (Unaudited) (Continued)

The following is the aggregate value by input level, as of March 31, 2013, for the Funds’ other financial instruments:

Asset Valuation Inputs

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Inflation-Protected and Income Fund
Futures Contracts
Interest Rate Risk	$1,949	$-	$-	$1,949
Core Bond Fund
Futures Contracts
Interest Rate Risk	518,780	-	-	518,780
Diversified Bond Fund
Futures Contracts
Interest Rate Risk	42,067	-	-	42,067
Swap Agreements
Credit Risk	-	20,993	-	20,993
International Bond Fund
Forward Contracts
Foreign Exchange Risk	-	494,520	-	494,520
Balanced Fund
Futures Contracts
Equity Risk	95,719	-	-	95,719
Interest Rate Risk	10,247	-	-	10,247

Liability Valuation Inputs

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Short-Duration Bond Fund
Futures Contracts
Interest Rate Risk	$(416,912)	$-	$-	$(416,912)
Swap Agreements
Credit Risk	-	(241,186)	-	(241,186)
Inflation-Protected and Income Fund
Futures Contracts
Interest Rate Risk	(2,429)	-	-	(2,429)
Core Bond Fund
Futures Contracts
Interest Rate Risk	(68,939)	-	-	(68,939)
Swap Agreements
Credit Risk	-	(820,119)	-	(820,119)
Diversified Bond Fund
Futures Contracts
Interest Rate Risk	(43,493)	-	-	(43,493)
Swap Agreements
Credit Risk	-	(309,727)	-	(309,727)

Notes to Financial Statements (Unaudited) (Continued)

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
International Bond Fund
Forward Contracts
Foreign Exchange Risk	$-	$(255,198)	$-	$(255,198)
Balanced Fund
Swap Agreements
Credit Risk	-	(20,428)	-	(20,428)

The following table shows Funds with certain assets and liabilities, which approximate fair value and would be categorized at Level 2 as of March 31, 2013.

Statements of Assets and Liabilities location:	Short-Duration Bond Fund	Inflation-Protected and Income Fund	Core Bond Fund	Diversified Bond	High Yield Fund	Balanced Fund
Receivables from:
Investments sold on a when-issued basis	X		X	X	X	X
Collateral held for reverse repurchase agreements		X

Payables for:
Collateral pledged for reverse repurchase agreements		X
Investments purchased on a when-issued basis	X		X	X	X	X

Statements of Assets and Liabilities location:	Value Fund	Small Cap Opportunities Fund	Global Fund	International Equity Fund	Focused International Fund	Strategic Emerging Markets Fund
Payables for:
Securities on loan	X	X	X	X	X	X

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

	Transfers In*		Transfers Out*
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs
Strategic Emerging Markets Fund	$-	$3,978,851	$(3,978,851)	$-

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year. Transfers occurred between Level 1 and Level 2 as inputs were less observable.

Notes to Financial Statements (Unaudited) (Continued)

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 9/30/12	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*	Transfers (out) of Level 3*		Balance as of 3/31/13	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 3/31/13
Short-Duration Bond Fund
Long-Term Investments
Non-U.S. Government
Agency Obligations
Other ABS†	$1,325,280	$-	$-	$204,480	$-	$-	$-	$-		$1,529,760	$204,480
Other ABS	931,245	-	(10,650)	2,552	630,000	(923,147)	-	(630,000	)**	-	-

	$2,256,525	$-	$(10,650)	$207,032	$630,000	$(923,147)	$-	$(630,000)		$1,529,760	$204,480

Inflation-Protected and Income Fund
Long-Term Investments
Non-U.S. Government
Agency Obligations
Other ABS	$1,049,580	$-	$(23,441)	$14,314	$1,113,200	$(1,040,453)	$-	$(1,113,200	)**	$-	$-

Core Bond Fund
Long-Term Investments
Non-U.S. Government
Agency Obligations
Other ABS†	$4,141,500	$-	$-	$639,000	$1,089,994	$-	$-	$(1,089,994	)**	$4,780,500	$639,000
Other ABS	3,112,725	-	(35,210)	8,142	-	(3,085,657)	-	-		-	-
Student Loans ABS	795,480	-	113,400	(38,880)	-	(870,000)	-	-		-	-

	$8,049,705	$-	$78,190	$608,262	$1,089,994	$(3,955,657)	$-	$(1,089,994)		$4,780,500	$639,000

Diversified Bond Fund
Long-Term Investments
Equities
Common Stock
Basic Materials	$51,884	$-	$-	$-	$-	$-	$-	$-		$51,884	$-
Non-U.S. Government
Agency Obligations
Other ABS†	973,252	-	-	150,166	-	-	-	-		1,123,418	150,166
Other ABS	231,525	-	(2,755)	741	-	(229,511)	-	-		-	-

	$1,256,661	$-	$(2,755)	$150,907	$-	$(229,511)	$-	$-		$1,175,302	$150,166

High Yield Fund
Long-Term Investments
Equities
Common Stock
Basic Materials	$636,345	$-	$-	$-	$-	$-	$-	$-		$636,345	$-

International Bond Fund
Long-Term Investments
Bonds & Notes
Sovereign Debt Obligations†	$1,460,845	$-	$-	$24,410	$-	$-	$-	$-		$1,485,255	$24,410

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Balance as of 9/30/12		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*	Transfers (out) of Level 3*	Balance as of 3/31/13		Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 3/31/13
Balanced Fund
Long-Term Investments
Non-U.S. Government
Agency Obligations
Other ABS†	$207,075		$-	$-	$31,950	$-	$-	$-	$-	$239,025		$31,950
Other ABS	102,900		-	(370)	(525)	-	(102,005)	-	-	-		-

	$309,975		$-	$(370)	$31,425	$-	$(102,005)	$-	$-	$239,025		$31,950

Small Cap Opportunities Fund
Long-Term Investments
Equities
Common Stock
Energy	$-	***	$-	$-	$-	$-	$-	$-	$-	$-	††	$-
Rights
Consumer, Non-cyclical	6		-	-	(6)	-	-	-	-	-	††	(6)

	$6		$-	$-	$(6)	$-	$-	$-	$-	$-		$(6)

International Equity Fund
Long-Term Investments
Equities
Warrants
Consumer, Non-cyclical	$-	***	$-	$-	$112,234	$-	$-	$-	$-	$112,234		$112,234
Technology	-	***	-	-	-	-	-	-	-	-		-

	$-		$-	$-	$112,234	$-	$-	$-	$-	$112,234		$112,234

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year.
**	Transfers occurred between Level 3 and Level 2 as a result of securities receiving a price directly from a pricing service rather than being fair valued.
***	Represents security at $0 value as of September 30, 2012.
†	Represents (i) an illiquid 144A security valued by a broker quote or vendor price or (ii) a restricted security issued by a non-public entity valued by a broker quote or vendor price.
††	Represents security at $0 value as of March 31, 2013.

None of the unobservable inputs, individually or collectively, had a material impact on the Fund(s).

Notes to Financial Statements (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives during the period ended March 31, 2013, the following tables show how the Fund used these derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Short- Duration Bond Fund	Inflation- Protected and Income Fund	Core Bond Fund	Diversified Bond Fund	International Bond Fund	Balanced Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management					A
Directional Exposures to Currencies					A

Futures Contracts**
Hedging/Risk Management	A	A	A	A		A
Duration/Credit Quality Management	A	A	A	A		A
Substitution for Direct Investment	A	A	A	A		A
Intention to Create Investment Leverage in Portfolio	M	M	M	M		M

Credit Default Swaps (Protection Buyer)
Hedging/Risk Management	A		A	A		A
Duration/Credit Quality Management	A		A	A		A
Income	A		A	A		A
Substitution for Direct Investment	A		A	A		A
Intention to Create Investment Leverage in Portfolio	M		M	M		M

Type of Derivative and Objective for Use	Main Street Fund	Small Cap Opportunities Fund	Global Fund	International Equity Fund	Focused International Fund
Rights and Warrants
Hedging/Risk Management					M
Duration/Credit Quality Management					M
Directional Investment					M
Intention to Create Investment Leverage in Portfolio					M
Result of a Corporate Action	A	A	A	A	A

*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.

Notes to Financial Statements (Unaudited) (Continued)

At March 31, 2013, and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Short-Duration Bond Fund
Liability Derivatives
Futures Contracts^^	$-	$-	$-	$(416,912)	$(416,912)
Swap Agreements^	(241,186)	-	-	-	(241,186)

Total Value	$(241,186)	$-	$-	$(416,912)	$(658,098)

Realized Gain (Loss)#
Futures Contracts	$-	$-	$-	$7,193	$7,193
Swap Agreements	(916,348)	-	-	-	(916,348)

Total Realized Gain (Loss)	$(916,348)	$-	$-	$7,193	$(909,155)

Change in Appreciation (Depreciation)##
Futures Contracts	$-	$-	$-	$(190,395)	$(190,395)
Swap Agreements	510,229	-	-	-	510,229

Total Change in Appreciation (Depreciation)	$510,229	$-	$-	$(190,395)	$319,834

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	-	-	360	360
Swap Agreements	$31,194,982	$-	$-	$-	$31,194,982

Inflation-Protected and Income Fund
Asset Derivatives
Futures Contracts^^	$-	$-	$-	$1,949	$1,949

Liability Derivatives
Futures Contracts^^	$-	$-	$-	$(2,429)	$(2,429)

Realized Gain (Loss)#
Futures Contracts	$-	$-	$-	$(44,583)	$(44,583)

Change in Appreciation (Depreciation)##
Futures Contracts	$-	$-	$-	$(480)	$(480)

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	-	-	14	14

Core Bond Fund
Asset Derivatives
Futures Contracts^^	$-	$-	$-	$518,780	$518,780

Liability Derivatives
Futures Contracts^^	$-	$-	$-	$(68,939)	$(68,939)
Swap Agreements^	(820,119)	-	-	-	(820,119)

Total Value	$(820,119)	$-	$-	$(68,939)	$(889,058)

Realized Gain (Loss)#
Futures Contracts	$-	$-	$-	$44,243	$44,243
Swap Agreements	(3,349,811)	-	-	-	(3,349,811)

Total Realized Gain (Loss)	$(3,349,811)	$-	$-	$44,243	$(3,305,568)

Change in Appreciation (Depreciation)##
Futures Contracts	$-	$-	$-	$397,189	$397,189
Swap Agreements	1,916,425	-	-	-	1,916,425

Total Change in Appreciation (Depreciation)	$1,916,425	$-	$-	$397,189	$2,313,614

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Core Bond Fund (Continued)
Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	-	-	820	820
Swap Agreements	$108,951,375	$-	$-	$-	$108,951,375

Diversified Bond Fund
Asset Derivatives
Futures Contracts^^	$-	$-	$-	$42,067	$42,067
Swap Agreements*	20,993	-	-	-	20,993

Total Value	$20,993	$-	$-	$42,067	$63,060

Liability Derivatives
Futures Contracts^^	$-	$-	$-	$(43,493)	$(43,493)
Swap Agreements^	(309,727)	-	-	-	(309,727)

Total Value	$(309,727)	$-	$-	$(43,493)	$(353,220)

Realized Gain (Loss)#
Futures Contracts	$-	$-	$-	$(187,813)	$(187,813)
Swap Agreements	(445,591)	-	-	-	(445,591)

Total Realized Gain (Loss)	$(445,591)	$-	$-	$(187,813)	$(633,404)

Change in Appreciation (Depreciation)##
Futures Contracts	$-	$-	$-	$46,724	$46,724
Swap Agreements	(67,194)	-	-	-	(67,194)

Total Change in Appreciation (Depreciation)	$(67,194)	$-	$-	$46,724	$(20,470)

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	-	-	171	171
Swap Agreements	$15,898,999	$-	$-	$-	$15,898,999

International Bond Fund
Asset Derivatives
Forward Contracts*	$-	$-	$494,520	$-	$494,520

Liability Derivatives
Forward Contracts^	$-	$-	$(255,198)	$-	$(255,198)

Realized Gain (Loss)#
Forward Contracts	$-	$-	$(2,501,954)	$-	$(2,501,954)

Change in Appreciation (Depreciation)##
Forward Contracts	$-	$-	$358,037	$-	$358,037

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$40,145,781	$-	$40,145,781

Balanced Fund
Asset Derivatives
Futures Contracts^^	$-	$95,719	$-	$10,247	$105,966

Liability Derivatives
Swap Agreements^	$(20,428)	$-	$-	$-	$(20,428)

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk		Foreign Exchange Risk	Interest Rate Risk	Total
Balanced Fund (Continued)
Realized Gain (Loss)#
Futures Contracts	$-	$-		$-	$314,460	$314,460
Swap Agreements	(79,274)	-		-	-	(79,274)

Total Realized Gain (Loss)	$(79,274)	$-		$-	$314,460	$235,186

Change in Appreciation (Depreciation)##
Futures Contracts	$-	$95,719		$-	$3,976	$99,695
Swap Agreements	43,457	-		-	-	43,457

Total Change in Appreciation (Depreciation)	$43,457	$95,719		$-	$3,976	$143,152

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	47		-	22	69
Swap Agreements	$2,756,718	$-		$-	$-	$2,756,718

Main Street Fund Realized Gain (Loss)#
Warrants	$-	$8,278		$-	$-	$8,278

Number of Contracts, Notional Amounts or Shares/Units†
Warrants	-	4,576		-	-	4,576

Small Cap Opportunities Fund
Asset Derivatives
Rights*	$-	$-	+	$-	$-	$-

Change in Appreciation (Depreciation)##
Rights	$-	$(6)		$-	$-	$(6)

Number of Contracts, Notional Amounts or Shares/Units†
Rights	-	600		-	-	600

Global Fund
Number of Contracts, Notional Amounts or Shares/Units†
Rights	-	322,815		-	-	322,815

International Equity Fund
Asset Derivatives
Rights*	$-	$654,573		$-	$-	$654,573
Warrants*	-	117,083		-	-	117,083

Total Value	$-	$771,656		$-	$-	$771,656

Realized Gain (Loss)#
Rights	$-	$190,785		$-	$-	$190,785

Change in Appreciation (Depreciation)##
Rights	$-	$654,573		$-	$-	$654,573
Warrants	-	112,252		-	-	112,252

Total Change in Appreciation (Depreciation)	$-	$766,825		$-	$-	$766,825

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
International Equity Fund (Continued)
Number of Contracts, Notional Amounts or Shares/Units†
Rights	-	309,689	-	-	309,689
Warrants	-	4,958,618	-	-	4,958,618

Focused International Fund
Realized Gain (Loss)#
Rights	$-	$13	$-	$-	$13

Number of Contracts, Notional Amounts or Shares/Units†
Rights	-	71,369	-	-	71,369

*	Statements of Assets and Liabilities location: Investments, at value, Receivables from: open forward foreign currency contracts or open swap agreements, at value, as applicable.
^	Statements of Assets and Liabilities location: Payables for: open forward foreign currency contracts or open swap agreements, at value, as applicable.
^^	Cumulative appreciation (depreciation) on futures contracts is reported in “Futures Contracts” below. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.
#	Statements of Operations location: Amounts are included in net realized gain (loss) on: investment transactions, futures contracts, swap agreements, or foreign currency transactions, as applicable.
##	Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on: investment transactions, futures contracts, swap agreements, or translation of assets and liabilities in foreign currencies, as applicable.
†	Amount(s) disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts and swap agreements, or shares/units outstanding for rights and warrants, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended March 31, 2013.
+	Represents security at $0 value as of March 31, 2013.

The Global Fund had no realized gain (loss) on rights during the period ended March 31, 2013.

Further details regarding the derivatives and other investments held by the Funds during the period ended March 31, 2013, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts, call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to

Notes to Financial Statements (Unaudited) (Continued)

the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.

The Fund(s) listed in the following table had open forward foreign currency contracts at March 31, 2013. A Fund’s current exposure to acounterparty is typically the unrealized appreciation on the contract.

	Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
International Bond Fund
BUYS
	Canadian Imperial Bank of Commerce	640,000	British Pound	4/05/13	$967,907	$972,437	$4,530
	Canadian Imperial Bank of Commerce	540,000	Canadian Dollar	4/05/13	530,417	531,529	1,112
	Canadian Imperial Bank of Commerce	110,000	Euro	4/05/13	146,432	141,005	(5,427)
	Canadian Imperial Bank of Commerce	1,004,700,000	Japanese Yen	5/10/13	10,722,175	10,675,665	(46,510)
	Canadian Imperial Bank of Commerce	4,399,000	Norwegian Krone	4/05/13	773,855	753,098	(20,757)
	Canadian Imperial Bank of Commerce	226,000	Singapore Dollar	4/05/13	181,994	182,208	214
	Canadian Imperial Bank of Commerce	6,000,000	Swedish Krona	4/05/13	920,952	920,692	(260)

					14,243,732	14,176,634	(67,098)

	Deutsche Bank AG	320,000	Canadian Dollar	4/05/13	320,417	314,980	(5,437)
	Deutsche Bank AG	1,800,000	Euro	4/05/13	2,403,306	2,307,361	(95,945)

					2,723,723	2,622,341	(101,382)

	HSBC Bank PLC	43,000,000	Japanese Yen	5/10/13	465,755	456,906	(8,849)
	HSBC Bank PLC	1,000,000	Polish Zloty	5/10/13	307,440	306,169	(1,271)

					773,195	763,075	(10,120)

Notes to Financial Statements (Unaudited) (Continued)

	Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
International Bond Fund (Continued)
BUYS (Continued)
	UBS AG	3,058,000	Australian Dollar	4/05/13	$3,186,222	$3,183,362	$(2,860)
	UBS AG	1,420,000	British Pound	4/05/13	2,149,085	2,157,595	8,510
	UBS AG	700,000	Euro	6/14/13	896,137	897,758	1,621
	UBS AG	2,000,000	Polish Zloty	5/10/13	628,462	612,337	(16,125)

					6,859,906	6,851,052	(8,854)

					$24,600,556	$24,413,102	$(187,454)

SELLS
	Barclays Bank PLC	500,000	Euro	4/05/13	$647,315	$640,934	$6,381

	Canadian Imperial Bank of Commerce	300,000	Australian Dollar	4/05/13	311,505	312,298	(793)
	Canadian Imperial Bank of Commerce	728,000	Euro	4/05/13	944,417	933,199	11,218
	Canadian Imperial Bank of Commerce	10,034,000	Mexican Peso	5/10/13	787,740	809,443	(21,703)
	Canadian Imperial Bank of Commerce	2,400,000	Norwegian Krone	6/14/13	408,580	409,753	(1,173)
	Canadian Imperial Bank of Commerce	9,921,000	Polish Zloty	5/10/13	3,171,777	3,037,500	134,277
	Canadian Imperial Bank of Commerce	226,000	Singapore Dollar	6/14/13	182,020	182,240	(220)
	Canadian Imperial Bank of Commerce	18,801,000	South African Rand	5/10/13	2,103,703	2,034,430	69,273
	Canadian Imperial Bank of Commerce	6,000,000	Swedish Krona	6/14/13	919,554	919,331	223

					8,829,296	8,638,194	191,102

	Deutsche Bank AG	250,000	British Pound	4/05/13	389,384	379,858	9,526
	Deutsche Bank AG	75,000,000	Japanese Yen	5/10/13	781,378	796,929	(15,551)
	Deutsche Bank AG	2,000,000	Swedish Krona	4/05/13	317,795	306,897	10,898

					1,488,557	1,483,684	4,873

	Goldman Sachs & Co.	4,400,000	Norwegian Krone	4/05/13	791,884	753,269	38,615
	Goldman Sachs & Co.	4,000,000	Swedish Krona	4/05/13	614,161	613,795	366

					1,406,045	1,367,064	38,981

	State Street Bank and Trust Co.	2,758,000	Australian Dollar	4/05/13	2,899,485	2,871,064	28,421
	State Street Bank and Trust Co.	1,000,000	British Pound	4/05/13	1,611,570	1,519,433	92,137
	State Street Bank and Trust Co.	860,000	Canadian Dollar	4/05/13	873,602	846,509	27,093
	State Street Bank and Trust Co.	226,000	Singapore Dollar	4/05/13	184,473	182,208	2,265

					5,569,130	5,419,214	149,916

Notes to Financial Statements (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
International Bond Fund (Continued)
SELLS (Continued)
UBS AG	695,000	Euro	4/05/13	$889,259	$890,898	$(1,639)
UBS AG	810,000	British Pound	4/05/13	1,275,847	1,230,741	45,106
UBS AG	4,000,000	Mexican Peso	5/10/13	320,514	322,681	(2,167)
UBS AG	1,420,000	British Pound	6/14/13	2,148,297	2,156,808	(8,511)
UBS AG	3,000,000	Australian Dollar	6/14/13	3,109,350	3,106,616	2,734

				7,743,267	7,707,744	35,523

				$25,683,610	$25,256,834	$426,776

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

The Fund(s) listed in the following table had open futures contracts at March 31, 2013:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
Short-Duration Bond Fund
SELLS
248	U.S. Treasury Note 10 Year	6/19/13	$(32,732,125)	$(305,248)
163	U.S. Treasury Note 5 Year	6/28/13	(20,220,914)	(111,664)

				$(416,912)

Notes to Financial Statements (Unaudited) (Continued)

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
Inflation-Protected and Income Fund
SELLS
7	Ultra Long U.S. Treasury Bond	6/19/13	$(1,103,156)	$1,949
19	U.S. Treasury Note 2 Year	6/28/13	(4,188,610)	(2,429)

				$(480)

Core Bond Fund
BUYS
127	Ultra Long U.S. Treasury Bond	6/19/13	$20,014,406	$(68,939)
306	U.S. Treasury Note 2 Year	6/28/13	67,458,657	17,565
780	U.S. Treasury Note 5 Year	6/28/13	96,762,657	501,215

				$449,841

Diversified Bond Fund
BUYS
20	Australia 3 Year Treasury Bond	6/17/13	$2,268,999	$9,918
33	U.S. Treasury Note 2 Year	6/28/13	7,274,953	3,954
41	U.S. Treasury Note 5 Year	6/28/13	5,086,242	25,118

				$38,990

SELLS
1	Japan 10 Year Government Bond	6/11/13	$(1,549,477)	$3,077
27	U.S. Treasury Note 10 Year	6/19/13	(3,563,578)	(43,493)

				$(40,416)

Balanced Fund
BUYS
3	U.S. Treasury Note 10 Year	6/19/13	$395,953	$3,364
37	S&P 500 E Mini Index	6/21/13	2,890,995	95,719
12	U.S. Treasury Note 2 Year	6/28/13	2,645,437	1,658
11	U.S. Treasury Note 5 Year	6/28/13	1,364,602	5,225

				$105,966

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

A Fund may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the

Notes to Financial Statements (Unaudited) (Continued)

occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.

The Fund(s) listed in the following table had open swap agreements at March 31, 2013. A Fund’s current exposure to a counterparty is typically the fair value of the agreement.

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Short-Duration Bond Fund
Credit Default Swaps
$9,200,000	USD	6/20/17	Barclays Bank PLC	Buy	(1.000)%	CDX.NA.IG.18†	$(181,504)	$86,909	$(94,595)

10,675,000	USD	6/20/17	Goldman Sachs & Co.	Buy	(1.000)%	CDX.NA.IG.18†	(124,850)	15,090	(109,760)

4,900,000	USD	12/20/17	JP Morgan Chase Bank	Buy	(1.000)%	CDX.NA.IG.19†	(57,977)	21,146	(36,831)

Core Bond Fund*
Credit Default Swaps
35,620,000	USD	6/20/17	Barclays Bank PLC	Buy	(1.000)%	CDX.NA.IG.18†	(702,734)	336,489	(366,245)

4,020,000	USD	6/20/16	Credit Suisse Securities LLC	Buy	(0.580)%	Marriott International, Inc.	(12,490)	-	(12,490)

30,500,000	USD	6/20/17	Goldman Sachs & Co	Buy	(1.000)%	CDX.NA.IG.18†	(356,713)	43,111	(313,602)

17,000,000	USD	12/20/17	JP Morgan Chase Bank	Buy	(1.000)%	CDX.NA.IG.19†	(201,146)	73,364	(127,782)

Notes to Financial Statements (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Diversified Bond Fund**
Credit Default Swaps
$4,750,000	USD	6/20/17	Barclays Bank PLC	Buy	(1.000)%	CDX.NA.IG.18†	$(93,711)	$44,871	$(48,840)

1,125,000	USD	6/20/16	Credit Suisse Securities LLC	Buy	(0.580)%	Marriott International, Inc.	(3,495)	-	(3,495)

1,980,000	USD	6/20/17	Goldman Sachs & Co.	Buy	(5.000)%	CDX.NA.HY.18†	(166,250)	95,287	(70,963)
4,950,000	USD	6/20/17	Goldman Sachs & Co.	Buy	(5.000)%	CDX.NA.HY.18†	(310,440)	133,031	(177,409)
1,000,000	EUR	6/20/18	Goldman Sachs & Co.	Buy	(1.000)%	Deutsche Bank	9,479	11,514	20,993

							(467,211)	239,832	(227,379)

1,200,000	USD	12/20/17	JP Morgan Chase Bank	Buy	(1.000)%	CDX.NA.IG.19†	(14,199)	5,179	(9,020)

Balanced Fund
Credit Default Swaps
590,000	USD	6/20/17	Barclays Bank PLC	Buy	(1.000)%	CDX.NA.IG.18†	(11,640)	5,574	(6,066)

180,000	USD	6/20/16	Credit Suisse Securities LLC	Buy	(0.580)%	Marriott International, Inc.	(559)	-	(559)

1,050,000	USD	6/20/17	Goldman Sachs & Co.	Buy	(1.000)%	CDX.NA.IG.18†	(12,280)	1,484	(10,796)

400,000	USD	12/20/17	JP Morgan Chase Bank	Buy	(1.000)%	CDX.NA.IG.19†	(4,733)	1,726	(3,007)

EUR	Euro
USD	U.S. Dollar
*	Collateral for swap agreements received from Barclays Bank PLC and Goldman Sachs & Co. amounted to $416,538 and $358,864 in securities, respectively, at March 31, 2013.
**	Collateral for swap agreements received from Goldman Sachs & Co. amounted to $274,959 in securities at March 31, 2013.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

Rights and Warrants

A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

Notes to Financial Statements (Unaudited) (Continued)

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, forward commitment, or TBA basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate. In addition, because the Fund is not required to make payment under these transactions until the delivery date, they may result in a form of leverage.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a when-issued, delayed-delivery, forward commitment, or TBA transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation, as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”) (for U.S. Treasury inflation-indexed bonds) or, generally, by a comparable inflation index calculated by the foreign government issuing the inflation-indexed bonds.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. Any adjustments to the principal amount of an inflation-indexed bond due to inflation will be reflected as increases or decreases to interest income. Such adjustments may have a significant impact on the Fund’s distributions.

The value of inflation-indexed bonds is generally based on changes in real interest rates, which in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation, or that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States. Additionally, if interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Bank Loans

Certain of the Funds may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a

Notes to Financial Statements (Unaudited) (Continued)

syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At March 31, 2013, the Funds had no unfunded loan commitments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Collateral for certain tri-party repurchase agreements is held at the Fund’s custodian or sub-custodian in a segregated account for the benefit of the Fund and the counterparty.

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements with banks and broker-dealers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price (typically equal to the original sale price plus interest). During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the purchase price received by it from the counterparty.

Reverse repurchase agreements generally create investment leverage. If the counterparty in such a transaction files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of its securities may be restricted or forfeited, and the counterparty may fail to return/resell the securities in question to the Fund.

The Fund(s) listed in the following table had open reverse repurchase agreement during the period ended March 31, 2013:

Description	Value
Inflation-Protected and Income Fund
Agreement with Banque Paribas, dated 2/01/13, 0.230%, to be repurchased on demand until 5/01/13 at value plus accrued interest.	$8,894,730
Agreement with Banque Paribas, dated 2/15/13, 0.240%, to be repurchased on demand until 5/15/13 at value plus accrued interest.	4,555,000

Notes to Financial Statements (Unaudited) (Continued)

Description	Value
Agreement with Banque Paribas, dated 3/12/13, 0.220%, to be repurchased on demand until 6/13/13 at value plus accrued interest.	$12,192,000
Agreement with Banque Paribas, dated 3/20/13, 0.220%, to be repurchased on demand until 6/20/13 at value plus accrued interest.	18,853,000
Agreement with Barclays Bank PLC, dated 1/04/13, 0.270%, to be repurchased on demand until 4/04/13 at value plus accrued interest.	9,857,487
Agreement with Barclays Bank PLC, dated 2/14/13, 0.220%, to be repurchased on demand until 5/14/13 at value plus accrued interest.	6,751,350
Agreement with Barclays Bank PLC, dated 3/26/13, 0.240%, to be repurchased on demand until 6/26/13 at value plus accrued interest.	22,067,312
Agreement with Daiwa Securities, dated 2/27/13, 0.230%, to be repurchased on demand until 5/28/13 at value plus accrued interest.	6,742,500
Agreement with Deutsche Bank AG, dated 1/11/13, 0.240%, to be repurchased on demand until 4/10/13 at value plus accrued interest.	12,327,065
Agreement with Deutsche Bank AG, dated 1/24/13, 0.240%, to be repurchased on demand until 4/24/13 at value plus accrued interest.	11,045,848
Agreement with Deutsche Bank AG, dated 2/14/13, 0.230%, to be repurchased on demand until 5/14/13 at value plus accrued interest.	10,364,116
Agreement with Deutsche Bank AG, dated 3/06/13, 0.230%, to be repurchased on demand until 6/06/13 at value plus accrued interest.	2,989,434
Agreement with First Boston Corp., dated 3/26/13, 0.220%, to be repurchased on demand until 6/26/13 at value plus accrued interest.	2,899,397
Agreement with Goldman Sachs & Co., dated 1/24/13, 0.230%, to be repurchased on demand until 4/26/13 at value plus accrued interest.	7,321,699
Agreement with Goldman Sachs & Co., dated 2/14/13, 0.230%, to be repurchased on demand until 5/14/13 at value plus accrued interest.	13,463,677
Agreement with Goldman Sachs & Co., dated 3/08/13, 0.250%, to be repurchased on demand until 4/09/13 at value plus accrued interest.	15,491,163
Agreement with Goldman Sachs & Co., dated 3/12/13, 0.220%, to be repurchased on demand until 4/10/13 at value plus accrued interest.	3,608,634
Agreement with Goldman Sachs & Co., dated 3/19/13, 0.250%, to be repurchased on demand until 6/19/13 at value plus accrued interest.	27,824,052
Agreement with HSBC Finance Corp., dated 1/09/13, 0.240%, to be repurchased on demand until 4/09/13 at value plus accrued interest.	26,767,350
Agreement with HSBC Finance Corp., dated 1/24/13, 0.230%, to be repurchased on demand until 4/25/13 at value plus accrued interest.	3,187,200
Agreement with HSBC Finance Corp., dated 2/01/13, 0.190%, to be repurchased on demand until 5/1/13 at value plus accrued interest.	10,065,500
Agreement with HSBC Finance Corp., dated 2/14/13, 0.190%, to be repurchased on demand until 5/14/13 at value plus accrued interest.	9,465,588
Agreement with HSBC Finance Corp., dated 2/27/13, 0.190%, to be repurchased on demand until 5/28/13 at value plus accrued interest.	21,520,238
Agreement with HSBC Finance Corp., dated 3/07/13, 0.210%, to be repurchased on demand until 6/07/13 at value plus accrued interest.	6,420,000
Agreement with HSBC Finance Corp., dated 3/12/13, 0.200%, to be repurchased on demand until 6/12/13 at value plus accrued interest.	7,555,000
Agreement with Morgan Stanley & Co., dated 1/25/13, 0.210%, to be repurchased on demand until 4/25/13 at value plus accrued interest.	1,254,304
Agreement with Morgan Stanley & Co., dated 2/14/13, 0.230%, to be repurchased on demand until 5/14/13 at value plus accrued interest.	9,568,806

Notes to Financial Statements (Unaudited) (Continued)

Description	Value
Agreement with Morgan Stanley & Co., dated 3/06/13, 0.230%, to be repurchased on demand until 6/06/13 at value plus accrued interest.	$13,951,789

$307,004,239

Average balance outstanding	$147,749,217
Maximum balance outstanding	$310,106,770
Average interest rate	0.28%
Weighted average maturity	58 days

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase agreements.

Securities Lending

Each Fund may lend its securities to qualified brokers; however, securities lending cannot exceed 33% of the total assets of the Fund taken at current value.

The loans are collateralized at all times with cash or securities with a market value at least equal to 100% of the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the borrower, as well as a share of the income earned on investment of the cash collateral received for the loan of securities.

The Funds employ an agent to implement their securities lending program and the agent receives a fee from the Funds for its services. In addition, the Funds may be required to pay a rebate to the borrower. Accordingly, a Fund’s compensation for lending its securities is reduced by any such fees or rebate paid to the securities lending agent or borrower, respectively. For the period ended March 31, 2013, the Fund(s) earned securities lending net income as follows:

	Securities Lending Gross Income	Securities Lending Fees and Expenses	Securities Lending Net Income
Value Fund	$4,437	$879	$3,558
Main Street Fund	9,751	86	9,665
Small Cap Opportunities Fund	94,704	18,868	75,836
Global Fund	86,234	17,045	69,189
International Equity Fund	180,651	35,854	144,797
Focused International Fund	19,546	3,894	15,652
Strategic Emerging Markets Fund	5,631	1,122	4,509

	$400,954	$77,748	$323,206

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable

Notes to Financial Statements (Unaudited) (Continued)

due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

Foreign Securities

The Global Fund invests a significant amount of its assets and each of the International Bond Fund, International Equity Fund, Focused International Fund, and Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Credit Risk

The Funds may invest a portion of their assets, directly or indirectly, in securities backed by mortgage loans, credit card receivables, and automotive loans. The values and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market’s perception of credit quality on such securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation and liquidity of such securities.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Notes to Financial Statements (Unaudited) (Continued)

Dividends and Distributions to Shareholders

Dividends from net investment income of each Fund, other than the Money Market Fund, are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Dividends from net investment income are declared daily and paid monthly for the Money Market Fund. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Management Fees and Other Transactions

Investment Management Fees

Under agreements between Massachusetts Mutual Life Insurance Company (“MassMutual”) and the Trust on behalf of each Fund, MassMutual is responsible for providing investment management services for each Fund. In return for these services, MassMutual receives advisory fees, based upon each Fund’s average daily net assets, at the following annual rates:

Money Market Fund	0.35%
Short-Duration Bond Fund	0.40% on the first $500 million; and
0.35% on any excess over $500 million
Inflation-Protected and Income Fund	0.48% on the first $350 million; and
0.43% on any excess over $350 million
Core Bond Fund	0.48% on the first $1.5 billion;
0.43% on the next $500 million; and
0.38% on any excess over $2 billion
Diversified Bond Fund	0.50% on the first $150 million; and
0.45% on any excess over $150 million
High Yield Fund	0.50% on the first $250 million; and
0.475% on any excess over $250 million
International Bond Fund	0.60% on the first $350 million; and
0.55% on any excess over $350 million
Balanced Fund	0.48% on the first $350 million; and
0.43% on any excess over $350 million
Value Fund	0.50% on the first $250 million; and
0.47% on any excess over $250 million
Disciplined Value Fund	0.50% on the first $400 million; and
0.45% on any excess over $400 million
Main Street Fund	0.65% on the first $300 million; and
0.60% on any excess over $300 million
Capital Appreciation Fund	0.65% on the first $500 million; and
0.60% on any excess over $500 million
Disciplined Growth Fund	0.50% on the first $400 million; and
0.45% on any excess over $400 million
Small Cap Opportunities Fund	0.58% on the first $400 million; and
0.53% on any excess over $400 million
Global Fund	0.80% on the first $400 million; and
0.75% on any excess over $400 million
International Equity Fund	0.85% on the first $500 million;
0.80% on the next $500 million; and
0.75% on any excess over $1 billion

Notes to Financial Statements (Unaudited) (Continued)

Focused International Fund	0.90% on the first $350 million; and
0.85% on any excess over $350 million
Strategic Emerging Markets Fund	1.05% on the first $350 million; and
1.00% on any excess over $350 million

MassMutual has entered into investment subadvisory agreements with Babson Capital Management LLC (“Babson Capital”), a wholly-owned subsidiary of MM Asset Management Holding LLC, itself a wholly-owned subsidiary of MassMutual Holding LLC, a controlled subsidiary of MassMutual, on behalf of certain Funds. These agreements provide that Babson Capital manage the investment and reinvestment of assets of these Funds. Babson Capital receives a subadvisory fee from MassMutual, based upon each Fund’s average daily net assets, at the following annual rates:

Money Market Fund	0.05%
Short-Duration Bond Fund	0.08%
Inflation-Protected and Income Fund	0.08%
Core Bond Fund	0.10%
Diversified Bond Fund	0.10%
High Yield Fund	0.20%
Balanced Fund: fixed income portion	0.09%
Balanced Fund: equity portion*	0.22% of the first $50 million,
0.21% of the next $50 million,
0.20% of any excess over $100 million
Disciplined Value Fund*	0.25% of the first $50 million,
0.21% of the next $50 million,
0.17% of the next $650 million,
0.14% of any excess over $750 million
Disciplined Growth Fund*	0.25% of the first $50 million,
0.21% of the next $50 million,
0.17% of the next $650 million,
0.14% of any excess over $750 million

*	Subadvisory fee based on Aggregate Assets. For purposes of these subadvisory agreements, “Aggregate Assets” means the aggregate of (i) the average daily net assets of the Fund determined at the close of the New York Stock Exchange on each day that the Exchange is open for trading, and (ii) the average daily net assets of certain other funds or accounts of MassMutual or its affiliates, including other funds registered under the 1940 Act, for which Babson Capital provides investment advisory services, as agreed upon from time to time by MassMutual and Babson Capital, determined at the close of the Exchange on each day that the Exchange is open for trading.

In addition, Cornerstone Real Estate Advisers LLC (“Cornerstone”) serves as sub-subadviser for the Short-Duration Bond Fund, Inflation-Protected and Income Fund, Core Bond Fund, Diversified Bond Fund, High Yield Fund, and Balanced Fund and is primarily responsible for managing each Fund’s commercial mortgage backed securities. Cornerstone is a wholly-owned subsidiary of Babson Capital. The appointment of Cornerstone as a sub-subadviser to each Fund does not relieve Babson Capital of any obligation or liability to any of the Funds that it would otherwise have pursuant to investment subadvisory agreements between MassMutual and Babson Capital with respect to each Fund, and any and all acts and omissions of Cornerstone in respect of any Fund shall be considered the acts and omissions of Babson Capital.

MassMutual has entered into investment subadvisory agreements with Baring International Investment Ltd. (“Baring”), an indirect wholly-owned subsidiary of MassMutual Holdings (Bermuda) Ltd., itself and indirect wholly-owned subsidiary of MassMutual

Notes to Financial Statements (Unaudited) (Continued)

Holding LLC, on behalf of certain Funds. These agreements provide that Baring manage the investment and reinvestment of the assets of these Funds. Baring receives a subadvisory fee from MassMutual, based upon each Fund’s average daily net assets, at the following annual rates:

International Bond Fund	0.30%
Focused International Fund	0.55%
Strategic Emerging Markets Fund	0.65%

MassMutual has entered into investment subadvisory agreements with OppenheimerFunds, Inc. (“OFI”), a wholly-owned subsidiary of Oppenheimer Acquisition Corp., itself an indirect majority-owned subsidiary of MassMutual Holding LLC, on behalf of certain Funds. These agreements provide that OFI manage the investment and reinvestment of the assets of these Funds. OFI receives a subadvisory fee from MassMutual, based upon each Fund’s average daily net assets, at the following annual rates:

Capital Appreciation Fund	0.42% of the first $700 million,
0.25% of any excess over $700 million
Global Fund	0.50% of the first $750 million,
0.28% of the next $50 million,
0.25% of any excess over $800 million

MassMutual has entered into investment subadvisory agreements with OFI Institutional Asset Management, Inc. (now known as OFI Global Institutional, Inc. (“OFI Global Institutional”)), a wholly-owned subsidiary of OFI, on behalf of certain Funds. These agreements provide that OFI Global Institutional manage the investment and reinvestment of the assets of these Funds. OFI Global Institutional receives a subadvisory fee from MassMutual, based upon each Fund’s average daily net assets, at the following annual rates:

Value Fund	0.23%
Main Street Fund	0.33% of the first $1 billion,
0.30% of any excess over $1 billion
Small Cap Opportunities Fund	0.40% of the first $1 billion,
0.30% of any excess over $1 billion
International Equity Fund	0.50% of the first $250 million,
0.475% of the next $250 million,
0.425% of the next $500 million,
0.40% of the next $500 million,
0.375% of any excess over $1.5 billion

The Funds’ subadvisory fees are paid by MassMutual out of the management fees previously disclosed above.

Administration Fees

Under separate administrative and shareholder services agreements between each Fund and MassMutual, MassMutual provides certain administrative and shareholder services and bears some class specific administrative expenses. In return for these services, MassMutual received an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class Z	Class S	Class Y	Class L	Class A	Class N
Money Market Fund	None	0.0766%	0.1766%	None	0.3266%	None
Short-Duration Bond Fund	0.0700%	0.2589%	0.3089%	0.3889%	0.3889%	0.4389%
Inflation-Protected and Income Fund	0.0500%	0.1608%	0.2608%	0.4108%	0.3108%	0.3608%
Core Bond Fund	0.0600%	0.2651%	0.3151%	0.3851%	0.3851%	0.4551%

Notes to Financial Statements (Unaudited) (Continued)

	Class Z	Class S	Class Y	Class L	Class A	Class N
Diversified Bond Fund	0.0700%	0.3360%	0.3860%	0.3960%	0.3860%	None
High Yield Fund	0.0400%	0.2443%	0.2943%	0.4443%	0.4443%	0.4943%
International Bond Fund	None	0.0500%	0.1500%	0.3000%	0.3000%	None
Balanced Fund	None	0.0868%	0.2468%	0.3968%	0.3968%	None
Value Fund	None	0.0658%	0.1658%	0.2758%	0.3158%	0.3758%
Disciplined Value Fund	None	0.0285%	0.1185%	0.2585%	0.2585%	0.3085%
Main Street Fund	None	0.1100%	0.1600%	0.3100%	0.3100%	0.3600%
Capital Appreciation Fund	None	0.1000%	0.1500%	0.3000%	0.3000%	0.3500%
Disciplined Growth Fund	None	0.0244%	0.1144%	0.2544%	0.2544%	None
Small Cap Opportunities Fund	None	0.0971%	0.1971%	0.2971%	0.2971%	None
Global Fund	None	0.1800%	0.2100%	0.3600%	0.3600%	0.4100%
International Equity Fund	None	0.1392%	0.1692%	0.3192%	0.3192%	None
Focused International Fund	0.0600%	0.1500%	0.2500%	0.4000%	0.4000%	0.5500%
Strategic Emerging Markets Fund	0.0400%	0.2000%	0.3000%	0.4500%	0.4500%	None

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as distributor to each Fund. Pursuant to separate 12b-1 Plans adopted by the Funds, Class A shares of each Fund pay an annual fee of 0.25% of the average daily net asset value of Class A shares to: (i) the Distributor for services provided and expenses incurred by it in connection with the distribution of Class A shares of the Fund; and/or (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Class A shareholders. Pursuant to separate 12b-1 Plans adopted by the Funds, Class N shares of each Fund pay an annual fee of 0.50% of the average daily net asset value of Class N shares as follows: 0.25% of the average daily net asset value of Class N shares to the Distributor for services provided and expenses incurred by it in connection with the distribution of Class N shares of the Fund; and 0.25% of the average daily net asset value of Class N shares to MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Class N shareholders. The Distribution fee may be spent by the Distributor on any activities or expenses primarily intended to result in the sale of Class A or Class N shares of the Fund. The Servicing Fee may be spent by MassMutual on personal services rendered to Class A or Class N shareholders of a Fund and/or maintenance of Class A or Class N shareholder accounts. The Distributor is a majority-owned subsidiary of MassMutual. In addition, OppenheimerFunds Distributor, Inc. (the “Sub-Distributor”) acts as a sub-distributor to each Fund. The Sub-Distributor is an affiliate of the Distributor and an indirect majority-owned subsidiary of MassMutual.

Expense Caps and Waivers

MassMutual agreed to cap the fees and expenses of the Funds noted below (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses#, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class Z	Class S	Class Y	Class L	Class A	Class N
International Bond Fund*	None	0.7500%	0.8000%	0.9500%	1.2000%	None
Main Street Fund*	None	0.7100%	0.7600%	0.9100%	1.1600%	1.4600%
Capital Appreciation Fund*	None	0.7100%	0.8200%	0.9700%	1.0900%	1.4600%
Small Cap Opportunities Fund**	None	0.6900%	0.7900%	0.8900%	1.1400%	None
Global Fund*	None	0.8900%	1.0300%	1.1400%	1.4300%	1.5200%
Strategic Emerging Markets Fund*	0.9900%	1.1500%	1.2500%	1.4000%	1.6500%	None

#	Acquired Fund fees and expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.
*	Expense caps in effect through February 2, 2014.
**	Expense caps in effect through May 31, 2013.

Notes to Financial Statements (Unaudited) (Continued)

For the Money Market Fund, MassMutual has agreed to voluntarily waive some or all of its fees in an attempt to allow each class of the Fund to avoid a negative yield. There is no guarantee that a class of the Fund will be able to avoid a negative yield. Payments made to intermediaries will be unaffected. MassMutual may amend or discontinue this waiver at any time without advance notice.

MassMutual has agreed to waive, through February 2, 2014, 0.14% of the management fee for each class of the Short-Duration Bond Fund, 0.13% of the management fee for each class of the Inflation-Protection and Income Fund, 0.18% of the management fee for each class of the Core Bond Fund, 0.17% of the management fee for each class of the Diversified Bond Fund, 0.10% of the management fee for each class of the High Yield Fund, 0.10% of the management fee for each class of the Focused International Fund, and 0.15% of the management fee for each class of the Strategic Emerging Markets Fund based upon each class’s average daily net assets. MassMutual has agreed to waive, through May 31, 2013, 0.05% of the management fee for each class of the Disciplined Value Fund, and 0.05% of the management fee for each class of the Disciplined Growth Fund based upon each class’s average daily net assets.

MassMutual has agreed to waive, through February 2, 2014, 0.22% of the administration fees for Class A of the Money Market Fund. MassMutual has agreed to waive, through May 31, 2013, 0.02% of the administration fees for Classes S, Y, L, and A of the Balanced Fund.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

Deferred Compensation

Trustees of the Funds who are not employees of MassMutual or its subsidiaries may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

Other

Certain officers and trustees of the Funds are also employees of MassMutual. The compensation of each trustee who is not an employee of MassMutual is borne by the Funds.

The following table shows beneficial ownership of Funds’ shares by affiliated parties at March 31, 2013:

Total % of Ownership by Related Party
Money Market Fund	69.9%
Short-Duration Bond Fund	92.6%
Inflation-Protected and Income Fund	91.4%
Core Bond Fund	90.9%
Diversified Bond Fund	70.7%
High Yield Fund	88.7%
International Bond Fund	99.6%
Balanced Fund	88.8%
Value Fund	96.4%
Disciplined Value Fund	88.5%
Main Street Fund	97.3%
Capital Appreciation Fund	96.4%
Disciplined Growth Fund	87.0%
Small Cap Opportunities Fund	93.7%
Global Fund	94.0%
International Equity Fund	94.3%
Focused International Fund	43.3%
Strategic Emerging Markets Fund	100.0%

Notes to Financial Statements (Unaudited) (Continued)

4.	Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended March 31, 2013, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Short-Duration Bond Fund	$188,452,881	$73,164,861	$186,022,975	$62,547,235
Inflation-Protected and Income Fund	46,049,404	74,967,839	47,527,063	44,296,986
Core Bond Fund	3,483,067,301	269,807,831	3,600,919,766	166,583,381
Diversified Bond Fund	215,013,618	13,638,752	224,735,478	28,421,253
High Yield Fund	-	124,931,865	-	135,214,168
International Bond Fund	-	31,036,099	-	19,093,780
Balanced Fund	92,341,660	59,088,950	91,532,632	52,216,782
Value Fund	-	93,098,498	-	141,368,131
Disciplined Value Fund	-	166,964,950	-	155,082,871
Main Street Fund	-	30,030,065	-	40,021,874
Capital Appreciation Fund	-	46,376,628	-	78,441,650
Disciplined Growth Fund	-	150,933,741	-	163,651,131
Small Cap Opportunities Fund	-	83,928,811	-	92,405,332
Global Fund	-	49,602,939	-	62,171,888
International Equity Fund	-	127,447,559	-	152,389,048
Focused International Fund	-	43,489,160	-	56,032,783
Strategic Emerging Markets Fund	-	31,339,172	-	45,839,833

5.	Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months Ended March 31, 2013		Period Ended September 30, 2012+		Year Ended October 31, 2011

	Shares	Amount	Shares	Amount	Shares	Amount

Money Market Fund Class S
Sold	198,496,507	$198,496,507	378,764,507	$378,764,507	299,380,590	$299,380,590
Issued as reinvestment of dividends	18,796	18,796	8,502	8,502	5,031	5,031
Redeemed	(186,265,306)	(186,265,306)	(405,632,335)	(405,632,335)	(330,966,465)	(330,966,465)

Net increase (decrease)	12,249,997	$12,249,997	(26,859,326)	$(26,859,326)	(31,580,844)	$(31,580,844)

Money Market Fund Class Y
Sold	202,474,588	$202,474,588	266,368,558	$266,368,558	305,430,395	$305,430,395
Issued as reinvestment of dividends	11,909	11,909	8,188	8,188	5,000	5,000
Redeemed	(205,244,089)	(205,244,089)	(391,133,464)	(391,133,464)	(266,530,157)	(266,530,157)

Net increase (decrease)	(2,757,592)	$(2,757,592)	(124,756,718)	$(124,756,718)	38,905,238	$38,905,238

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2013		Period Ended September 30, 2012+		Year Ended October 31, 2011

	Shares	Amount	Shares	Amount	Shares	Amount

Money Market Fund Class A
Sold	291,842,726	$291,842,726	528,367,318	$528,367,318	450,389,020	$450,389,020
Issued as reinvestment of dividends	17,279	17,279	8,847	8,847	5,714	5,714
Redeemed	(306,568,715)	(306,568,715)	(583,257,444)	(583,257,444)	(451,347,328)	(451,347,328)

Net increase (decrease)	(14,708,710)	$(14,708,710)	(54,881,279)	$(54,881,279)	(952,594)	$(952,594)

Short-Duration Bond Fund Class Z*
Sold	3,467,852	$36,767,616	3,400,604	$36,162,666	15,293,057	$165,101,559
Issued as reinvestment of dividends	440,033	4,602,743	529,773	5,541,427	0 ++	3
Redeemed	(1,874,555)	(19,961,546)	(4,059,431)	(43,189,426)	(2,648,802)	(28,650,611)

Net increase (decrease)	2,033,330	$21,408,813	(129,054)	$(1,485,333)	12,644,255	$136,450,951

Short-Duration Bond Fund Class S
Sold	2,250,801	$23,834,329	3,584,993	$38,299,086	7,614,010	$81,913,050
Issued as reinvestment of dividends	463,375	4,860,798	531,744	5,577,996	540,241	5,694,136
Redeemed	(2,464,442)	(26,220,135)	(3,752,545)	(40,074,757)	(11,224,683)	(120,955,184)

Net increase (decrease)	249,734	$2,474,992	364,192	$3,802,325	(3,070,432)	$(33,347,998)

Short-Duration Bond Fund Class Y
Sold	1,130,800	$12,003,730	2,699,198	$28,521,125	4,505,124	$47,953,738
Issued as reinvestment of dividends	211,402	2,207,036	260,122	2,713,077	132,418	1,387,737
Redeemed	(2,363,433)	(25,142,916)	(2,436,209)	(25,878,153)	(3,130,690)	(33,697,563)

Net increase (decrease)	(1,021,231)	$(10,932,150)	523,111	$5,356,049	1,506,852	$15,643,912

Short-Duration Bond Fund Class L
Sold	418,719	$4,429,376	890,605	$9,407,738	3,879,334	$41,221,923
Issued as reinvestment of dividends	111,611	1,161,866	141,113	1,468,992	339,325	3,535,767
Redeemed	(355,997)	(3,748,876)	(1,707,602)	(18,084,324)	(11,690,221)	(124,597,491)

Net increase (decrease)	174,333	$1,842,366	(675,884)	$(7,207,594)	(7,471,562)	$(79,839,801)

Short-Duration Bond Fund Class A
Sold	1,170,875	$12,287,539	2,022,817	$21,254,984	1,312,431	$13,860,401
Issued as reinvestment of dividends	205,582	2,127,772	231,759	2,401,025	190,028	1,978,197
Redeemed	(782,427)	(8,177,217)	(2,067,742)	(21,690,754)	(4,121,514)	(43,852,033)

Net increase (decrease)	594,030	$6,238,094	186,834	$1,965,255	(2,619,055)	$(28,013,435)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2013		Period Ended September 30, 2012+		Year Ended October 31, 2011

	Shares	Amount	Shares	Amount	Shares	Amount

Short-Duration Bond Fund Class N
Sold	10,633	$111,321	25,677	$270,572	71,039	$743,329
Issued as reinvestment of dividends	1,131	11,757	28,141	289,006	16,844	173,995
Redeemed	(5,033)	(52,732)	(797,480)	(8,278,487)	(4,416)	(46,617)

Net increase (decrease)	6,731	$70,346	(743,662)	$(7,718,909)	83,467	$870,707

Inflation-Protected and Income Fund Class Z**
Sold	2,775,392	$33,478,588	5,320,737	$63,726,842	10,087,639	$112,767,761
Issued as reinvestment of dividends	477,170	5,625,838	479,461	5,552,157	-	-
Redeemed	(1,949,804)	(23,373,958)	(4,148,236)	(49,026,685)	(1,550,962)	(17,940,867)

Net increase (decrease)	1,302,758	$15,730,468	1,651,962	$20,252,314	8,536,677	$94,826,894

Inflation-Protected and Income Fund Class S
Sold	962,912	$11,425,276	1,736,949	$20,565,866	6,190,581	$68,710,907
Issued as reinvestment of dividends	262,759	3,097,926	231,665	2,682,692	264,235	2,787,672
Redeemed	(876,536)	(10,361,998)	(3,285,711)	(39,158,913)	(7,156,248)	(79,847,892)

Net increase (decrease)	349,135	$4,161,204	(1,317,097)	$(15,910,355)	(701,432)	$(8,349,313)

Inflation-Protected and Income Fund Class Y
Sold	1,767,196	$21,321,036	2,550,292	$30,266,681	1,499,718	$16,794,836
Issued as reinvestment of dividends	312,003	3,669,152	285,490	3,300,262	275,542	2,901,460
Redeemed	(2,166,686)	(26,129,382)	(1,750,840)	(20,929,529)	(3,532,241)	(39,316,900)

Net increase (decrease)	(87,487)	$(1,139,194)	1,084,942	$12,637,414	(1,756,981)	$(19,620,604)

Inflation-Protected and Income Fund Class L
Sold	254,341	$3,052,737	616,239	$7,425,693	2,514,060	$27,194,117
Issued as reinvestment of dividends	32,862	390,402	15,989	186,582	103,406	1,087,830
Redeemed	(141,809)	(1,686,707)	(393,875)	(4,740,567)	(5,660,763)	(62,764,347)

Net increase (decrease)	145,394	$1,756,432	238,353	$2,871,708	(3,043,297)	$(34,482,400)

Inflation-Protected and Income Fund Class A
Sold	479,057	$5,623,472	797,681	$9,349,632	618,554	$6,820,429
Issued as reinvestment of dividends	110,396	1,282,801	133,843	1,527,145	98,103	1,021,254
Redeemed	(720,200)	(8,589,135)	(891,528)	(10,450,850)	(793,280)	(8,709,732)

Net increase (decrease)	(130,747)	$(1,682,862)	39,996	$425,927	(76,623)	$(868,049)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2013		Period Ended September 30, 2012+		Year Ended October 31, 2011

	Shares	Amount	Shares	Amount	Shares	Amount

Inflation-Protected and Income Fund Class N
Sold	31,577	$372,689	64,572	$757,078	30,188	$334,967
Issued as reinvestment of dividends	3,731	43,503	1,912	21,952	712	7,471
Redeemed	(17,066)	(201,162)	(26,999)	(315,501)	(8,777)	(98,287)

Net increase (decrease)	18,242	$215,030	39,485	$463,529	22,123	$244,151

Core Bond Fund Class Z*
Sold	4,873,407	$56,353,582	21,650,949	$251,954,916	30,741,396	$350,182,504
Issued as reinvestment of dividends	1,904,797	21,695,637	1,681,502	18,916,901	1	6
Redeemed	(8,281,171)	(96,655,754)	(6,780,931)	(78,502,846)	(3,647,305)	(41,904,115)

Net increase (decrease)	(1,502,967)	$(18,606,535)	16,551,520	$192,368,971	27,094,092	$308,278,395

Core Bond Fund Class S
Sold	4,683,346	$55,044,510	7,382,769	$85,345,334	20,866,361	$237,808,654
Issued as reinvestment of dividends	2,814,108	32,108,966	2,706,628	30,530,764	4,208,779	45,917,783
Redeemed	(4,557,273)	(52,738,348)	(17,398,238)	(202,203,130)	(23,250,584)	(263,177,625)

Net increase (decrease)	2,940,181	$34,415,128	(7,308,841)	$(86,327,032)	1,824,556	$20,548,812

Core Bond Fund Class Y
Sold	1,506,635	$17,422,249	4,186,812	$47,906,773	3,829,359	$43,182,844
Issued as reinvestment of dividends	628,846	7,137,405	561,703	6,307,924	836,786	9,095,861
Redeemed	(1,301,770)	(14,890,335)	(4,248,119)	(48,756,926)	(5,007,987)	(56,205,746)

Net increase (decrease)	833,711	$9,669,319	500,396	$5,457,771	(341,842)	$(3,927,041)

Core Bond Fund Class L
Sold	674,958	$7,832,076	2,039,755	$23,412,466	8,987,754	$100,721,220
Issued as reinvestment of dividends	344,824	3,896,508	330,413	3,690,716	1,135,563	12,264,078
Redeemed	(1,100,858)	(12,584,997)	(2,536,927)	(29,135,737)	(20,771,340)	(232,838,167)

Net increase (decrease)	(81,076)	$(856,413)	(166,759)	$(2,032,555)	(10,648,023)	$(119,852,869)

Core Bond Fund Class A
Sold	1,227,326	$14,105,697	2,164,689	$24,595,967	2,947,680	$32,844,058
Issued as reinvestment of dividends	700,102	7,848,149	724,815	8,038,203	1,057,656	11,359,226
Redeemed	(1,174,207)	(13,366,439)	(3,986,702)	(45,013,073)	(4,150,033)	(46,126,032)

Net increase (decrease)	753,221	$8,587,407	(1,097,198)	$(12,378,903)	(144,697)	$(1,922,748)

Core Bond Fund Class N
Sold	37,204	$440,505	53,986	$617,345	30,989	$350,981
Issued as reinvestment of dividends	6,429	73,225	3,218	36,332	4,564	49,889
Redeemed	(15,783)	(181,685)	(13,164)	(151,991)	(33,053)	(371,074)

Net increase (decrease)	27,850	$332,045	44,040	$501,686	2,500	$29,796

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2013		Period Ended September 30, 2012+		Year Ended October 31, 2011

	Shares	Amount	Shares	Amount	Shares	Amount

Diversified Bond Fund Class Z*
Sold	-	$-	-	$-	6,303,033	$68,451,860
Issued as reinvestment of dividends	1	8	1	7	1	5
Redeemed	-	-	-	-	(6,303,025)	(69,153,941)

Net increase (decrease)	1	$8	1	$7	9	$(702,076)

Diversified Bond Fund Class S
Sold	351,270	$3,561,093	1,053,125	$10,748,259	662,006	$7,103,329
Issued as reinvestment of dividends	250,639	2,493,857	355,764	3,522,064	232,436	2,415,008
Redeemed	(404,186)	(4,177,706)	(557,513)	(5,754,967)	(2,860,158)	(30,770,801)

Net increase (decrease)	197,723	$1,877,244	851,376	$8,515,356	(1,965,716)	$(21,252,464)

Diversified Bond Fund Class Y
Sold	140,619	$1,443,271	571,857	$5,820,290	375,541	$4,081,617
Issued as reinvestment of dividends	64,209	645,940	409,736	4,060,482	157,184	1,636,287
Redeemed	(2,322,841)	(24,771,805)	(920,455)	(9,385,514)	(386,765)	(4,150,809)

Net increase (decrease)	(2,118,013)	$(22,682,594)	61,138	$495,258	145,960	$1,567,095

Diversified Bond Fund Class L
Sold	277,417	$2,840,934	330,150	$3,468,128	1,167,724	$12,516,970
Issued as reinvestment of dividends	68,470	688,123	117,927	1,178,091	471,807	4,887,921
Redeemed	(81,191)	(844,601)	(500,214)	(5,117,754)	(10,000,277)	(107,880,043)

Net increase (decrease)	264,696	$2,684,456	(52,137)	$(471,535)	(8,360,746)	$(90,475,152)

Diversified Bond Fund Class A
Sold	249,693	$2,561,262	553,991	$5,760,011	636,914	$6,908,203
Issued as reinvestment of dividends	225,217	2,256,672	413,085	4,114,329	204,757	2,137,661
Redeemed	(594,071)	(6,137,326)	(798,005)	(8,262,799)	(1,831,159)	(19,934,818)

Net increase (decrease)	(119,161)	$(1,319,392)	169,071	$1,611,541	(989,488)	$(10,888,954)

Diversified Bond Fund Class N***
Sold	-	$-	-	$-	405	$4,397
Issued as reinvestment of dividends	9	95	10	105	473	4,970
Redeemed	(157)	(1,672)	-	-	(17,434)	(184,113)

Net increase (decrease)	(148)	$(1,577)	10	$105	(16,556)	$(174,746)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2013		Period Ended September 30, 2012+		Year Ended October 31, 2011

	Shares	Amount	Shares	Amount	Shares	Amount

High Yield Fund Class Z**
Sold	1,800,155	$17,683,197	5,953,976	$55,063,722	9,117,001	$81,836,139
Issued as reinvestment of dividends	815,997	7,686,693	733,492	6,322,701	-	-
Redeemed	(2,536,045)	(24,635,300)	(4,736,355)	(43,251,727)	(683,825)	(6,187,997)

Net increase (decrease)	80,107	$734,590	1,951,113	$18,134,696	8,433,176	$75,648,142

High Yield Fund Class S
Sold	453,809	$4,369,533	1,499,216	$13,359,558	1,799,059	$16,454,914
Issued as reinvestment of dividends	169,094	1,599,632	93,289	806,955	570,802	4,926,019
Redeemed	(330,097)	(3,170,954)	(3,404,456)	(31,045,375)	(4,327,811)	(39,646,017)

Net increase (decrease)	292,806	$2,798,211	(1,811,951)	$(16,878,862)	(1,957,950)	$(18,265,084)

High Yield Fund Class Y
Sold	434,262	$4,266,868	1,110,472	$10,173,773	1,128,685	$10,285,710
Issued as reinvestment of dividends	422,942	4,001,029	365,618	3,162,596	550,354	4,771,568
Redeemed	(806,977)	(7,841,014)	(1,641,916)	(15,070,060)	(1,492,651)	(13,690,339)

Net increase (decrease)	50,227	$426,883	(165,826)	$(1,733,691)	186,388	$1,366,939

High Yield Fund Class L
Sold	275,901	$2,681,620	505,536	$4,710,704	1,483,305	$13,626,930
Issued as reinvestment of dividends	70,872	664,781	34,517	296,498	54,947	473,093
Redeemed	(95,722)	(926,727)	(171,169)	(1,521,168)	(1,554,100)	(14,120,771)

Net increase (decrease)	251,051	$2,419,674	368,884	$3,486,034	(15,848)	$(20,748)

High Yield Fund Class A
Sold	207,209	$1,989,546	1,577,476	$13,840,667	690,950	$6,241,730
Issued as reinvestment of dividends	266,419	2,491,024	210,307	1,798,127	395,798	3,391,988
Redeemed	(1,507,411)	(14,399,225)	(941,352)	(8,553,190)	(1,851,023)	(16,715,067)

Net increase (decrease)	(1,033,783)	$(9,918,655)	846,431	$7,085,604	(764,275)	$(7,081,349)

High Yield Fund Class N
Sold	7,154	$69,726	46,557	$425,680	10,792	$97,466
Issued as reinvestment of dividends	3,489	33,142	2,114	18,352	6,080	52,842
Redeemed	(5,563)	(54,217)	(31,565)	(292,416)	(47,509)	(431,806)

Net increase (decrease)	5,080	$48,651	17,106	$151,616	(30,637)	$(281,498)

International Bond Fund Class S
Sold	2,280,357	$23,733,298	2,066,556	$21,324,818	3,632,132	$38,033,883
Issued as reinvestment of dividends	85,169	875,537	166,775	1,672,757	132,292	1,288,526
Redeemed	(1,142,424)	(11,682,597)	(2,125,247)	(21,718,473)	(1,205,080)	(12,747,702)

Net increase (decrease)	1,223,102	$12,926,238	108,084	$1,279,102	2,559,344	$26,574,707

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2013		Period Ended September 30, 2012+		Year Ended October 31, 2011

	Shares	Amount	Shares	Amount	Shares	Amount

International Bond Fund Class Y
Sold	4,592	$47,307	28,057	$286,518	-	$-
Issued as reinvestment of dividends	564	5,804	351	3,520	563	5,478
Redeemed	-	-	-	-	-	-

Net increase (decrease)	5,156	$53,111	28,408	$290,038	563	$5,478

International Bond Fund Class L
Sold	2,410	$25,005	3,160	$33,631	2,052,793	$21,226,514
Issued as reinvestment of dividends	169	1,798	-	-	548	5,333
Redeemed	(7)	(69)	(2)	(16)	(2,052,701)	(21,614,942)

Net increase (decrease)	2,572	$26,734	3,158	$33,615	640	$(383,095)

International Bond Fund Class A
Sold	12,750	$128,652	51,358	$526,182	57,469	$602,173
Issued as reinvestment of dividends	547	5,604	3,229	32,227	5,366	51,995
Redeemed	(29,268)	(298,281)	(74,704)	(763,774)	(51,919)	(538,695)

Net increase (decrease)	(15,971)	$(164,025)	(20,117)	$(205,365)	10,916	$115,473

Balanced Fund Class S
Sold	356,909	$4,107,223	690,747	$7,390,088	560,807	$5,743,009
Issued as reinvestment of dividends	159,713	1,795,172	201,741	1,993,202	207,964	2,081,718
Redeemed	(513,786)	(5,885,058)	(1,444,296)	(15,235,504)	(2,396,920)	(24,641,827)

Net increase (decrease)	2,836	$17,337	(551,808)	$(5,852,214)	(1,628,149)	$(16,817,100)

Balanced Fund Class Y
Sold	308,958	$3,689,710	127,538	$1,450,155	58,154	$616,008
Issued as reinvestment of dividends	10,065	117,156	8,609	87,987	7,218	74,703
Redeemed	(100,286)	(1,174,607)	(33,559)	(373,488)	(46,472)	(491,764)

Net increase (decrease)	218,737	$2,632,259	102,588	$1,164,654	18,900	$198,947

Balanced Fund Class L
Sold	47,002	$537,364	234,129	$2,551,800	29,820	$302,811
Issued as reinvestment of dividends	4,498	50,821	816	8,115	5,827	58,152
Redeemed	(105,335)	(1,231,893)	(30,416)	(331,151)	(308,308)	(3,027,425)

Net increase (decrease)	(53,835)	$(643,708)	204,529	$2,228,764	(272,661)	$(2,666,462)

Balanced Fund Class A
Sold	730,883	$8,148,875	594,826	$6,369,033	237,564	$2,423,188
Issued as reinvestment of dividends	29,503	326,595	21,757	212,131	17,675	174,809
Redeemed	(176,655)	(1,990,102)	(265,622)	(2,829,686)	(254,781)	(2,596,461)

Net increase (decrease)	583,731	$6,485,368	350,961	$3,751,478	458	$1,536

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2013		Period Ended September 30, 2012+		Year Ended October 31, 2011

	Shares	Amount	Shares	Amount	Shares	Amount

Value Fund Class S
Sold	81,873	$1,331,462	262,309	$3,723,758	695,491	$10,212,977
Issued as reinvestment of dividends	135,681	2,084,066	179,620	2,329,663	156,022	2,231,112
Redeemed	(3,001,506)	(49,569,607)	(2,104,005)	(30,041,805)	(2,388,847)	(34,265,383)

Net increase (decrease)	(2,783,952)	$(46,154,079)	(1,662,076)	$(23,988,384)	(1,537,334)	$(21,821,294)

Value Fund Class Y
Sold	464	$7,464	2,631	$36,616	1,527	$22,487
Issued as reinvestment of dividends	128	1,968	172	2,246	134	1,923
Redeemed	(3,127)	(52,031)	(4,682)	(67,510)	(5,816)	(86,732)

Net increase (decrease)	(2,535)	$(42,599)	(1,879)	$(28,648)	(4,155)	$(62,322)

Value Fund Class L
Sold	30,573	$484,343	84,666	$1,210,773	283,983	$4,251,549
Issued as reinvestment of dividends	16,320	251,497	20,849	271,243	19,471	279,210
Redeemed	(297,930)	(4,751,722)	(280,839)	(4,066,458)	(648,642)	(9,424,646)

Net increase (decrease)	(251,037)	$(4,015,882)	(175,324)	$(2,584,442)	(345,188)	$(4,893,887)

Value Fund Class A
Sold	26,225	$421,666	71,383	$1,020,509	103,430	$1,461,492
Issued as reinvestment of dividends	6,519	100,464	7,358	95,730	8,572	122,659
Redeemed	(192,823)	(3,039,435)	(149,207)	(2,134,169)	(394,324)	(5,649,973)

Net increase (decrease)	(160,079)	$(2,517,305)	(70,466)	$(1,017,930)	(282,322)	$(4,065,822)

Value Fund Class N
Sold	20	$314	243	$3,333	658	$9,506
Issued as reinvestment of dividends	3	45	35	459	27	395
Redeemed	(100)	(1,682)	(3,833)	(53,042)	(861)	(12,272)

Net increase (decrease)	(77)	$(1,323)	(3,555)	$(49,250)	(176)	$(2,371)

Disciplined Value Fund Class S
Sold	3,038,789	$36,921,341	1,629,447	$16,967,675	9,666,741	$98,717,862
Issued as reinvestment of dividends	423,047	4,771,965	416,949	3,902,644	265,370	2,603,279
Redeemed	(2,380,656)	(27,454,700)	(3,445,273)	(36,050,218)	(4,426,483)	(44,936,237)

Net increase (decrease)	1,081,180	$14,238,606	(1,398,877)	$(15,179,899)	5,505,628	$56,384,904

Disciplined Value Fund Class Y
Sold	494,095	$5,774,448	1,455,872	$15,096,846	974,935	$9,674,110
Issued as reinvestment of dividends	128,058	1,438,085	103,221	960,990	104,272	1,017,694
Redeemed	(554,049)	(6,463,336)	(1,074,879)	(10,971,457)	(1,680,660)	(17,312,297)

Net increase (decrease)	68,104	$749,197	484,214	$5,086,379	(601,453)	$(6,620,493)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2013		Period Ended September 30, 2012+		Year Ended October 31, 2011

	Shares	Amount	Shares	Amount	Shares	Amount

Disciplined Value Fund Class L
Sold	71,474	$850,221	75,188	$812,579	1,490,223	$15,275,665
Issued as reinvestment of dividends	5,164	58,924	-	-	110,947	1,080,621
Redeemed	(11,625)	(136,098)	(34,514)	(365,276)	(8,525,382)	(86,570,216)

Net increase (decrease)	65,013	$773,047	40,674	$447,303	(6,924,212)	$(70,213,930)

Disciplined Value Fund Class A
Sold	131,516	$1,564,139	147,821	$1,491,208	182,379	$1,789,999
Issued as reinvestment of dividends	15,535	173,369	14,136	130,901	13,640	132,449
Redeemed	(134,861)	(1,571,735)	(240,811)	(2,489,579)	(280,903)	(2,768,051)

Net increase (decrease)	12,190	$165,773	(78,854)	$(867,470)	(84,884)	$(845,603)

Disciplined Value Fund Class N
Sold	81	$992	642	$7,014	1,163	$11,541
Issued as reinvestment of dividends	35	394	33	311	112	1,095
Redeemed	(28)	(346)	(2,519)	(25,385)	(8,202)	(85,914)

Net increase (decrease)	88	$1,040	(1,844)	$(18,060)	(6,927)	$(73,278)

Main Street Fund Class S
Sold	295,907	$3,100,711	585,083	$5,568,235	730,747	$6,354,165
Issued as reinvestment of dividends	147,888	1,502,544	106,551	901,422	127,157	1,118,985
Redeemed	(834,029)	(8,652,912)	(1,714,936)	(16,311,886)	(2,841,397)	(25,081,646)

Net increase (decrease)	(390,234)	$(4,049,657)	(1,023,302)	$(9,842,229)	(1,983,493)	$(17,608,496)

Main Street Fund Class Y
Sold	26,139	$279,639	477,392	$4,798,826	51,632	$473,478
Issued as reinvestment of dividends	5,700	58,713	-	-	2,127	18,824
Redeemed	(62,663)	(653,698)	(8,581)	(87,243)	(292,946)	(2,525,235)

Net increase (decrease)	(30,824)	$(315,346)	468,811	$4,711,583	(239,187)	$(2,032,933)

Main Street Fund Class L
Sold	93,506	$979,242	244,276	$2,320,742	348,628	$3,093,575
Issued as reinvestment of dividends	31,824	323,331	27,328	230,920	36,677	322,753
Redeemed	(520,034)	(5,381,855)	(1,676,291)	(16,112,520)	(1,250,346)	(11,119,454)

Net increase (decrease)	(394,704)	$(4,079,282)	(1,404,687)	$(13,560,858)	(865,041)	$(7,703,126)

Main Street Fund Class A
Sold	133,668	$1,374,734	456,107	$4,377,900	199,426	$1,719,009
Issued as reinvestment of dividends	10,606	107,123	2,832	23,819	4,959	43,337
Redeemed	(187,133)	(1,932,699)	(223,810)	(2,077,660)	(366,502)	(3,173,123)

Net increase (decrease)	(42,859)	$(450,842)	235,129	$2,324,059	(162,117)	$(1,410,777)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2013		Period Ended September 30, 2012+		Year Ended October 31, 2011

	Shares	Amount	Shares	Amount	Shares	Amount

Main Street Fund Class N
Sold	422	$4,368	1,425	$13,124	16,242	$129,572
Issued as reinvestment of dividends	28	280	48	407	34	301
Redeemed	(4,117)	(44,748)	(30,020)	(279,299)	(10,534)	(94,160)

Net increase (decrease)	(3,667)	$(40,100)	(28,547)	$(265,768)	5,742	$35,713

Capital Appreciation Fund Class S
Sold	322,531	$3,936,424	549,203	$6,245,890	654,600	$6,994,374
Issued as reinvestment of dividends	180,741	2,132,742	185,422	1,870,912	147,912	1,569,344
Redeemed	(1,291,786)	(15,462,987)	(7,057,979)	(80,367,728)	(20,938,758)	(221,295,228)

Net increase (decrease)	(788,514)	$(9,393,821)	(6,323,354)	$(72,250,926)	(20,136,246)	$(212,731,510)

Capital Appreciation Fund Class Y
Sold	20,505	$250,107	471,432	$5,564,059	49,459	$530,030
Issued as reinvestment of dividends	6,336	74,639	776	7,821	2,475	26,161
Redeemed	(29,962)	(362,521)	(31,093)	(359,932)	(771,960)	(8,497,039)

Net increase (decrease)	(3,121)	$(37,775)	441,115	$5,211,948	(720,026)	$(7,940,848)

Capital Appreciation Fund Class L
Sold	91,061	$1,114,436	169,148	$1,911,430	496,249	$5,274,959
Issued as reinvestment of dividends	14,244	166,936	11,170	111,929	5,883	61,944
Redeemed	(495,211)	(5,880,611)	(597,905)	(6,868,585)	(2,301,421)	(24,579,579)

Net increase (decrease)	(389,906)	$(4,599,239)	(417,587)	$(4,845,226)	(1,799,289)	$(19,242,676)

Capital Appreciation Fund Class A
Sold	142,128	$1,692,634	496,986	$5,539,207	291,897	$3,084,606
Issued as reinvestment of dividends	35,651	417,475	29,025	290,256	760	7,982
Redeemed	(1,261,321)	(14,917,858)	(3,695,716)	(41,699,012)	(5,317,553)	(56,823,565)

Net increase (decrease)	(1,083,542)	$(12,807,749)	(3,169,705)	$(35,869,549)	(5,024,896)	$(53,730,977)

Capital Appreciation Fund Class N
Sold	6,922	$79,491	2,994	$32,829	5,540	$57,650
Issued as reinvestment of dividends	123	1,399	-	-	-	-
Redeemed	(7,393)	(85,649)	(5,038)	(52,443)	(21,411)	(230,631)

Net increase (decrease)	(348)	$(4,759)	(2,044)	$(19,614)	(15,871)	$(172,981)

Disciplined Growth Fund Class S
Sold	1,545,064	$17,427,305	3,948,289	$41,336,729	11,933,147	$114,686,312
Issued as reinvestment of dividends	332,049	3,632,613	205,568	1,885,057	90,333	846,424
Redeemed	(3,171,989)	(35,283,627)	(3,504,514)	(36,753,832)	(2,272,241)	(21,841,556)

Net increase (decrease)	(1,294,876)	$(14,223,709)	649,343	$6,467,954	9,751,239	$93,691,180

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2013		Period Ended September 30, 2012+		Year Ended October 31, 2011

	Shares	Amount	Shares	Amount	Shares	Amount

Disciplined Growth Fund Class Y
Sold	221,193	$2,504,881	883,755	$8,970,417	1,011,517	$9,777,643
Issued as reinvestment of dividends	89,360	979,387	52,414	481,683	47,537	446,373
Redeemed	(440,421)	(4,987,323)	(871,267)	(8,775,997)	(951,326)	(9,028,185)

Net increase (decrease)	(129,868)	$(1,503,055)	64,902	$676,103	107,728	$1,195,831

Disciplined Growth Fund Class L
Sold	458,452	$5,231,612	734,177	$7,851,989	2,249,476	$21,858,127
Issued as reinvestment of dividends	13,970	154,091	-	-	64,988	608,941
Redeemed	(82,470)	(926,387)	(23,951)	(260,024)	(9,901,986)	(94,906,106)

Net increase (decrease)	389,952	$4,459,316	710,226	$7,591,965	(7,587,522)	$(72,439,038)

Disciplined Growth Fund Class A
Sold	225,589	$2,494,644	805,387	$8,355,450	287,399	$2,763,660
Issued as reinvestment of dividends	21,855	238,006	4,322	39,504	3,614	33,756
Redeemed	(186,850)	(2,138,727)	(172,979)	(1,777,735)	(137,513)	(1,299,467)

Net increase (decrease)	60,594	$593,923	636,730	$6,617,219	153,500	$1,497,949

Small Cap Opportunities Fund Class S
Sold	376,440	$4,508,435	6,385,210	$60,964,921	604,510	$6,012,611
Issued as reinvestment of dividends	68,419	771,082	94,434	872,574	100,115	987,135
Redemptions in-kind	-	-	(5,362,903)	(51,430,244)	-	-
Redeemed	(810,648)	(9,317,796)	(7,070,698)	(68,273,900)	(2,770,151)	(27,884,620)

Net increase (decrease)	(365,789)	$(4,038,279)	(5,953,957)	$(57,866,649)	(2,065,526)	$(20,884,874)

Small Cap Opportunities Fund Class Y
Sold	16,588	$204,132	195,531	$2,084,740	33,816	$339,116
Issued as reinvestment of dividends	3,162	35,673	724	6,689	1,170	11,538
Redeemed	(132,494)	(1,667,083)	(99,205)	(959,355)	(20,981)	(205,435)

Net increase (decrease)	(112,744)	$(1,427,278)	97,050	$1,132,074	14,005	$145,219

Small Cap Opportunities Fund Class L
Sold	88,661	$1,037,835	598,756	$6,165,786	39,130	$391,440
Issued as reinvestment of dividends	5,919	66,410	1,471	13,546	851	8,366
Redeemed	(43,949)	(488,839)	(320,772)	(3,376,353)	(367,823)	(3,384,746)

Net increase (decrease)	50,631	$615,406	279,455	$2,802,979	(327,842)	$(2,984,940)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2013		Period Ended September 30, 2012+		Year Ended October 31, 2011

	Shares	Amount	Shares	Amount	Shares	Amount

Small Cap Opportunities Fund Class A
Sold	418,639	$4,977,361	1,178,112	$12,058,988	713,009	$7,099,523
Issued as reinvestment of dividends	39,059	432,774	14,752	133,946	22,072	213,659
Redeemed	(542,641)	(6,045,889)	(1,839,473)	(19,091,327)	(2,323,827)	(22,311,950)

Net increase (decrease)	(84,943)	$(635,754)	(646,609)	$(6,898,393)	(1,588,746)	$(14,998,768)

Global Fund Class S
Sold	524,621	$6,420,292	513,894	$5,481,574	1,153,770	$12,891,475
Issued as reinvestment of dividends	219,353	2,614,685	298,496	2,838,694	309,972	3,378,699
Redeemed	(1,094,350)	(12,904,605)	(2,565,548)	(26,847,033)	(2,809,940)	(31,111,199)

Net increase (decrease)	(350,376)	$(3,869,628)	(1,753,158)	$(18,526,765)	(1,346,198)	$(14,841,025)

Global Fund Class Y
Sold	91,091	$1,099,760	176,286	$1,938,939	437,715	$4,831,883
Issued as reinvestment of dividends	7,221	85,643	8,998	85,125	11,433	123,930
Redeemed	(125,961)	(1,485,156)	(188,406)	(1,980,674)	(415,381)	(4,510,348)

Net increase (decrease)	(27,649)	$(299,753)	(3,122)	$43,390	33,767	$445,465

Global Fund Class L
Sold	397,775	$4,775,774	1,278,543	$13,353,647	1,196,943	$13,156,000
Issued as reinvestment of dividends	101,607	1,211,149	139,006	1,321,950	150,703	1,642,661
Redeemed	(655,056)	(7,757,222)	(2,819,823)	(29,778,263)	(2,533,464)	(28,095,811)

Net increase (decrease)	(155,674)	$(1,770,299)	(1,402,274)	$(15,102,666)	(1,185,818)	$(13,297,150)

Global Fund Class A
Sold	223,236	$2,712,050	762,398	$7,965,071	575,648	$6,327,533
Issued as reinvestment of dividends	27,915	330,240	33,139	312,829	42,210	456,286
Redeemed	(439,606)	(5,094,916)	(654,886)	(6,817,090)	(992,661)	(10,833,618)

Net increase (decrease)	(188,455)	$(2,052,626)	140,651	$1,460,810	(374,803)	$(4,049,799)

Global Fund Class N
Sold	7,504	$89,440	20,303	$213,754	21,547	$238,221
Issued as reinvestment of dividends	651	7,743	721	6,835	666	7,240
Redeemed	(6,740)	(82,699)	(16,301)	(165,781)	(15,490)	(172,094)

Net increase (decrease)	1,415	$14,484	4,723	$54,808	6,723	$73,367

International Equity Fund Class S
Sold	1,210,921	$16,611,213	3,135,232	$38,949,609	4,625,608	$68,037,040
Issued as reinvestment of dividends	1,347,821	18,101,237	4,024,053	44,626,752	414,147	5,860,173
Redeemed	(2,944,240)	(40,084,585)	(16,831,960)	(214,200,945)	(7,218,356)	(103,620,186)

Net increase (decrease)	(385,498)	$(5,372,135)	(9,672,675)	$(130,624,584)	(2,178,601)	$(29,722,973)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2013		Period Ended September 30, 2012+		Year Ended October 31, 2011

	Shares	Amount	Shares	Amount	Shares	Amount

International Equity Fund Class Y
Sold	137,906	$1,880,431	571,676	$7,256,719	622,783	$9,215,301
Issued as reinvestment of dividends	75,902	1,017,844	207,499	2,299,092	9,638	136,382
Redeemed	(344,625)	(4,627,272)	(512,520)	(6,563,235)	(372,255)	(5,388,587)

Net increase (decrease)	(130,817)	$(1,728,997)	266,655	$2,992,576	260,166	$3,963,096

International Equity Fund Class L
Sold	145,309	$1,978,210	466,992	$5,780,066	517,038	$7,572,679
Issued as reinvestment of dividends	53,333	712,533	128,082	1,414,029	29,377	412,749
Redeemed	(117,160)	(1,569,335)	(331,255)	(4,120,199)	(3,341,708)	(49,400,655)

Net increase (decrease)	81,482	$1,121,408	263,819	$3,073,896	(2,795,293)	$(41,415,227)

International Equity Fund Class A
Sold	185,686	$2,485,746	528,657	$6,390,187	712,101	$10,106,735
Issued as reinvestment of dividends	152,651	1,999,729	504,237	5,460,879	23,480	325,667
Redeemed	(362,595)	(4,847,840)	(904,842)	(11,043,167)	(949,431)	(13,618,277)

Net increase (decrease)	(24,258)	$(362,365)	128,052	$807,899	(213,850)	$(3,185,875)

Focused International Fund Class Z*
Sold	695,222	$8,159,257	4,988,383	$57,895,990	2,580,191	$30,807,436
Issued as reinvestment of dividends	91,770	1,063,618	20,370	206,554	0 ++	2
Redeemed	(1,227,474)	(14,262,894)	(951,456)	(10,583,612)	(453,565)	(5,340,771)

Net increase (decrease)	(440,482)	$(5,040,019)	4,057,297	$47,518,932	2,126,626	$25,466,667

Focused International Fund Class S
Sold	31,588	$369,291	662,761	$7,017,038	2,354,882	$27,564,874
Issued as reinvestment of dividends	44,260	513,418	20,263	205,670	34,343	395,980
Redeemed	(141,668)	(1,652,112)	(320,339)	(3,599,778)	(1,756,942)	(21,059,688)

Net increase (decrease)	(65,820)	$(769,403)	362,685	$3,622,930	632,283	$6,901,166

Focused International Fund Class Y
Sold	102,319	$1,199,561	106,142	$1,179,272	118,018	$1,395,954
Issued as reinvestment of dividends	8,642	100,077	5,070	51,354	12,176	140,147
Redeemed	(171,927)	(2,006,097)	(99,575)	(1,096,886)	(112,804)	(1,327,835)

Net increase (decrease)	(60,966)	$(706,459)	11,637	$133,740	17,390	$208,266

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2013		Period Ended September 30, 2012+		Year Ended October 31, 2011

	Shares	Amount	Shares	Amount	Shares	Amount

Focused International Fund Class L
Sold	28,167	$328,604	164,156	$1,802,420	451,603	$5,356,753
Issued as reinvestment of dividends	7,689	89,498	330	3,363	27,357	315,154
Redeemed	(45,570)	(534,171)	(80,070)	(893,354)	(1,658,899)	(19,453,248)

Net increase (decrease)	(9,714)	$(116,069)	84,416	$912,429	(1,179,939)	$(13,781,341)

Focused International Fund Class A
Sold	68,069	$794,344	190,954	$2,106,138	238,306	$2,772,640
Issued as reinvestment of dividends	16,529	191,242	2,989	30,244	36,776	422,195
Redeemed	(526,468)	(6,112,284)	(474,432)	(5,143,179)	(1,113,936)	(12,868,464)

Net increase (decrease)	(441,870)	$(5,126,698)	(280,489)	$(3,006,797)	(838,854)	$(9,673,629)

Focused International Fund Class N
Sold	12,321	$141,571	21,546	$231,783	16,510	$190,259
Issued as reinvestment of dividends	669	7,648	-	-	907	10,327
Redeemed	(13,384)	(154,564)	(20,645)	(226,574)	(19,017)	(221,246)

Net increase (decrease)	(394)	$(5,345)	901	$5,209	(1,600)	$(20,660)

Strategic Emerging Markets Fund Class Z**
Sold	855,366	$10,649,207	5,234,160	$65,242,654	7,164,379	$113,582,138
Issued as reinvestment of dividends	86,687	1,094,858	1,727,239	18,498,727	-	-
Redeemed	(1,744,279)	(21,252,950)	(2,345,927)	(27,909,945)	(574,614)	(8,541,888)

Net increase (decrease)	(802,226)	$(9,508,885)	4,615,472	$55,831,436	6,589,765	$105,040,250

Strategic Emerging Markets Fund Class S
Sold	73,871	$913,151	106,587	$1,328,500	1,974,957	$31,807,953
Issued as reinvestment of dividends	3,741	47,848	60,670	658,272	674,021	10,919,140
Redeemed	(1,685)	(20,276)	(3,288,987)	(41,993,220)	(5,071,683)	(81,639,594)

Net increase (decrease)	75,927	$940,723	(3,121,730)	$(40,006,448)	(2,422,705)	$(38,912,501)

Strategic Emerging Markets Fund Class Y
Sold	230	$2,862	1,492	$16,140	644	$10,379
Issued as reinvestment of dividends	101	1,277	2,320	24,867	1,123	18,190
Redeemed	(289)	(3,721)	(287)	(3,592)	(3)	(51)

Net increase (decrease)	42	$418	3,525	$37,415	1,764	$28,518

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2013		Period Ended September 30, 2012+		Year Ended October 31, 2011

	Shares	Amount	Shares	Amount	Shares	Amount

Strategic Emerging Markets Fund Class L
Sold	1,876	$23,451	5,247	$64,197	141,727	$2,378,410
Issued as reinvestment of dividends	34	441	5	61	307,445	4,971,384
Redeemed	(195)	(2,482)	(61)	(698)	(3,660,402)	(57,545,450)

Net increase (decrease)	1,715	$21,410	5,191	$63,560	(3,211,230)	$(50,195,656)

Strategic Emerging Markets Fund Class A
Sold	3,808	$46,947	33,194	$396,902	5,041	$80,803
Issued as reinvestment of dividends	-	-	4,769	50,981	3,471	55,982
Redeemed	(8,155)	(99,302)	(34,580)	(404,855)	(17,221)	(262,193)

Net increase (decrease)	(4,347)	$(52,355)	3,383	$43,028	(8,709)	$(125,408)

*	Class Z shares commenced operations on December 3, 2010.
**	Class Z shares commenced operations on March 1, 2011.
***	Class N shares were eliminated as of February 25, 2013.
+	For the period November 1, 2011 through September 30, 2012.
++	Amount rounds to less than 0.5 share.

Class N shares of the Money Market Fund, International Bond Fund, Balanced Fund, Disciplined Growth Fund, Small Company Opportunities Fund, International Equity Fund, and Strategic Emerging Markets Fund were eliminated as of February 22, 2011.

Purchases of Class A shares are subject to a front-end sales charge of up to 5.75% of the amount purchased. A portion of the front-end sales charge may be retained by the Distributor. For the period ended March 31, 2013, no material amounts have been retained by the Distributor.

Redemptions or exchanges of Class A shares made within eighteen months of purchase from initial investments of $1 million or more are subject to a contingent deferred sales charge of 1% of the amount redeemed. Redemptions or exchanges of Class N shares made within eighteen months of purchase are subject to a contingent deferred sales charge of 1% of the amount redeemed. The Distributor receives all contingent deferred sales charges. There were no contingent deferred sales charges imposed during the period ended March 31, 2013.

6.	Federal Income Tax Information

At March 31, 2013, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Short-Duration Bond Fund	$501,878,296	$8,204,615	$(2,103,409)	$6,101,206
Inflation-Protected and Income Fund	621,286,919	35,894,252	(502,139)	35,392,113
Core Bond Fund	1,956,394,628	63,170,712	(10,078,325)	53,092,387
Diversified Bond Fund	115,620,133	4,638,739	(2,072,908)	2,565,831
High Yield Fund	222,108,392	12,691,312	(3,580,357)	9,110,955
International Bond Fund	62,201,598	1,249,720	(2,234,569)	(984,849)

Notes to Financial Statements (Unaudited) (Continued)

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Balanced Fund	$142,507,517	$11,512,176	$(980,915)	$10,531,261
Value Fund	107,938,842	14,718,901	(1,156,363)	13,562,538
Disciplined Value Fund	294,884,637	48,965,031	(1,169,571)	47,795,460
Main Street Fund	131,093,580	41,435,114	(321,914)	41,113,200
Capital Appreciation Fund	213,044,687	82,349,393	(872,424)	81,476,969
Disciplined Growth Fund	264,579,086	39,471,754	(1,899,863)	37,571,891
Small Cap Opportunities Fund	141,952,659	24,346,690	(1,120,043)	23,226,647
Global Fund	304,902,085	119,323,501	(7,185,031)	112,138,470
International Equity Fund	427,981,453	141,920,279	(20,653,214)	121,267,065
Focused International Fund	137,991,426	14,786,367	(7,270,722)	7,515,645
Strategic Emerging Markets Fund	129,129,333	12,167,004	(7,301,766)	4,865,238

Note: The aggregate cost for investments for the Money Market Fund at March 31, 2013, is the same for financial reporting and federal income tax purposes.

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for up to eight tax years as short-term capital losses. The provisions affecting the utilization of capital loss carryforwards under the Modernization Act also require the utilization of post-enactment losses prior to the utilization of pre-enactment losses.

At September 30, 2012, the following Fund(s) had available, for federal income tax purposes, unused capital losses:

	Expiring 2016	Expiring 2017	Expiring 2018
Money Market Fund	$833,862	$-	$-
High Yield Fund	569,547	7,619,761	-
Balanced Fund	-	4,632,303	-
Value Fund	12,244,509	71,537,201	-
Disciplined Value Fund	26,229,548	87,157,308	-
Main Street Fund	-	52,682,757	-
Capital Appreciation Fund	-	46,146,076	-
Disciplined Growth Fund	-	542,401	-
Small Cap Opportunities Fund	-	27,271,744	-
Global Fund	-	18,889,955	949,075
Focused International Fund	3,427,266	15,014,828	-

At September 30, 2012, the following Fund(s) had post-enactment accumulated capital loss carryforwards:

	Short Term Capital Loss Carryforward	Long Term Capital Loss Carryforward
Global Fund	$1,225,972	$662,623
Strategic Emerging Markets Fund	2,050,123	-

Net capital loss carryforwards for the Funds shown in the above table are from pre-enactment years and are, therefore, subject to the eight-year carryforward period and possible expiration.

Notes to Financial Statements (Unaudited) (Continued)

Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the period ended September 30, 2012, was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
Money Market Fund	$25,541	$-	$-
Short-Duration Bond Fund	13,902,272	4,089,355	-
Inflation-Protected and Income Fund	13,275,211	-	-
Core Bond Fund	60,425,969	7,095,542	-
Diversified Bond Fund	9,056,942	3,818,339	-
High Yield Fund	12,418,263	-	-
International Bond Fund	1,708,504	-	-
Balanced Fund	2,301,979	-	-
Value Fund	2,699,872	-	-
Disciplined Value Fund	4,995,771	-	-
Main Street Fund	1,156,725	-	-
Capital Appreciation Fund	2,280,918	-	-
Disciplined Growth Fund	2,406,244	-	-
Small Cap Opportunities Fund	1,026,755	-	-
Global Fund	4,565,433	-	-
International Equity Fund	7,203,477	46,597,300	-
Focused International Fund	497,185	-	-
Strategic Emerging Markets Fund	1,555,673	17,677,235	-

The following Fund(s) have elected to pass through the foreign tax credit for the period ended September 30, 2012:

Amount
Global Fund	$631,239
International Equity Fund	761,024
Focused International Fund	312,149
Strategic Emerging Markets Fund	356,970

Capital accounts within financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At September 30, 2012, temporary book and tax accounting differences were primarily attributable to investments in forward contracts, futures contracts, options contracts, swap agreements, premium amortization accruals, passive foreign investment companies, the deferral of wash sale losses, and deferred Trustee compensation.

At September 30, 2012, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
Money Market Fund	$31,874	$(833,862)	$(60,767)	$-
Short-Duration Bond Fund	8,014,654	4,184,393	(8,377)	3,881,791
Inflation-Protected and Income Fund	6,784,681	2,857,218	(20,281)	38,730,548

Notes to Financial Statements (Unaudited) (Continued)

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
Core Bond Fund	$50,652,767	$10,148,468	$(17,810)	$59,789,831
Diversified Bond Fund	3,398,232	1,692,875	11,359	2,261,621
High Yield Fund	12,149,057	(8,189,308)	(12,194)	5,872,851
International Bond Fund	760,449	36,334	(2,471)	2,078,045
Balanced Fund	1,534,835	(4,632,303)	(14,694)	6,021,992
Value Fund	1,722,018	(83,781,710)	(43,397)	12,084,588
Disciplined Value Fund	4,449,160	(113,386,856)	(19,761)	11,905,999
Main Street Fund	1,267,367	(52,682,757)	(12,581)	34,800,317
Capital Appreciation Fund	1,439,910	(46,146,076)	(38,760)	72,937,796
Disciplined Growth Fund	2,546,843	(542,401)	(5,949)	27,786,404
Small Cap Opportunities Fund	456,034	(27,271,744)	(26,169)	12,202,847
Global Fund	3,762,413	(21,727,625)	(28,331)	63,224,584
International Equity Fund	6,201,691	15,006,972	(65,176)	66,410,070
Focused International Fund	1,963,638	(18,442,094)	(6,919)	3,163,556
Strategic Emerging Markets Fund	1,144,424	(2,050,123)	(7,376)	(353,768)

The Funds did not have any unrecognized tax benefits at March 31, 2013, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended March 31, 2013, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

7.	Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended March 31, 2013, was as follows:

	Number of Shares Held as of 9/30/12	Purchases	Sales	Number of Shares Held as of 3/31/13	Value as of 3/31/13	Dividend Income	Net Realized Gain (Loss)
Global Fund
Oppenheimer Institutional Money Market Fund Class E*	5,182,105	25,741,468	24,797,079	6,126,494	$6,126,494	$3,745	$-

International Equity Fund
Oppenheimer Institutional Money Market Fund Class E*	15,511,786	62,852,189	61,861,590	16,502,385	$16,502,385	$10,308	$-

*	Fund advised by OFI Global Asset Management, Inc.

8.	Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Notes to Financial Statements (Unaudited) (Continued)

9.	New Accounting Pronouncements

On December 16, 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-11, “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”), as clarified with ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” issued in January 2013. ASU 2011-11 amends FASB Accounting Standards Codification Topic 210, specifically requiring an entity to disclose information about offsetting and related arrangements and the effect those arrangements have on the financial position. ASU 2011-11 is effective in annual reporting periods beginning on or after January 1, 2013, and for interim periods within those annual reporting periods. Management is currently evaluating the implications of these changes and their impact on the financial statements.

10.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout transaction (“LBO”) by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

The potential amounts sought to be recovered from the Balanced Fund, Disciplined Value Fund, and Small Cap Opportunities Fund, plus interest and the Official Committee’s court costs, are approximately $44,200, $299,880, and $414,800, respectively.

In addition, on June 2, 2011, the Disciplined Value Fund and Small Cap Opportunities Fund, were named as defendants in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”) in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds.

The Funds cannot predict the outcome of these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Official Committee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the net assets of each applicable Fund at the time of such judgment or settlement.

11.	Subsequent Events

In preparation of these financial statements management has evaluated the events and transactions subsequent to March 31, 2013, through the date when the financial statements were issued, and determined that there are no material events or transactions that would require adjustments to or disclosures in the Funds’ financial statements other than those disclosed below.

Effective April 29, 2013, the Small/Mid Cap Opportunities Fund’s name changed to the Small Cap Opportunities Fund. This name change, together with changes to the Fund’s investment policies, was approved by the Fund’s Trustees. Additional information regarding these changes can be found in the supplement to the Fund’s prospectus dated February 27, 2013.

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund’s investment adviser and subadvisers use to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s website at http://www.sec.gov.

Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other Information (Unaudited) (Continued)

Fund Expenses March 31, 2013

Expense Examples:

The following information is in regards to expenses for the six months ended March 31, 2013:

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended March 31, 2013.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Money Market Fund
Class S	$1,000	0.17%	$1,000.10	$0.83	$1,023.70	$0.84
Class Y	1,000	0.17%	1,000.10	0.83	1,023.70	0.84
Class A	1,000	0.17%	1,000.10	0.83	1,023.70	0.84
Short-Duration Bond Fund
Class Z	1,000	0.36%	1,010.40	1.77	1,022.80	1.79
Class S	1,000	0.55%	1,009.50	2.71	1,021.80	2.73
Class Y	1,000	0.60%	1,008.50	2.95	1,021.60	2.97
Class L	1,000	0.68%	1,008.80	3.35	1,021.20	3.37
Class A	1,000	0.93%	1,007.00	4.58	1,020.00	4.61
Class N	1,000	1.23%	1,006.50	6.05	1,018.50	6.09

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Inflation-Protected and Income Fund
Class Z	$1,000	0.44%	$1,002.80	$2.16	$1,022.40	$2.18
Class S	1,000	0.55%	1,001.70	2.70	1,021.80	2.73
Class Y	1,000	0.65%	1,001.50	3.19	1,021.30	3.22
Class L	1,000	0.80%	1,000.50	3.92	1,020.60	3.96
Class A	1,000	0.95%	1,000.30	4.66	1,019.90	4.71
Class N	1,000	1.25%	998.80	6.13	1,018.40	6.19
Core Bond Fund
Class Z	1,000	0.38%	1,008.90	1.87	1,022.70	1.88
Class S	1,000	0.58%	1,008.60	2.86	1,021.70	2.88
Class Y	1,000	0.63%	1,007.30	3.10	1,021.40	3.12
Class L	1,000	0.70%	1,006.50	3.44	1,021.10	3.47
Class A	1,000	0.95%	1,005.80	4.67	1,019.90	4.71
Class N	1,000	1.27%	1,004.90	6.24	1,018.30	6.29
Diversified Bond Fund
Class Z	1,000	0.76%	1,027.90	3.78	1,020.80	3.77
Class S	1,000	0.76%	1,020.30	3.76	1,020.80	3.77
Class Y	1,000	0.80%	1,020.50	3.96	1,020.60	3.96
Class L	1,000	0.82%	1,019.60	4.06	1,020.50	4.06
Class A	1,000	1.06%	1,018.60	5.25	1,019.30	5.25
High Yield Fund
Class Z	1,000	0.50%	1,080.00	2.55	1,022.10	2.48
Class S	1,000	0.70%	1,079.90	3.57	1,021.10	3.47
Class Y	1,000	0.75%	1,080.40	3.83	1,020.80	3.72
Class L	1,000	0.90%	1,078.60	4.59	1,020.10	4.46
Class A	1,000	1.15%	1,077.60	5.86	1,018.90	5.69
Class N	1,000	1.45%	1,076.20	7.38	1,017.40	7.17
International Bond Fund
Class S	1,000	0.75%	930.50	3.55	1,020.80	3.72
Class Y	1,000	0.80%	930.30	3.79	1,020.60	3.96
Class L	1,000	0.95%	930.10	4.50	1,019.90	4.71
Class A	1,000	1.20%	928.00	5.67	1,018.60	5.94
Balanced Fund
Class S	1,000	0.63%	1,065.90	3.19	1,021.40	3.12
Class Y	1,000	0.79%	1,065.00	4.00	1,020.60	3.91
Class L	1,000	0.94%	1,063.20	4.76	1,019.90	4.66
Class A	1,000	1.19%	1,063.10	6.02	1,018.70	5.89
Value Fund
Class S	1,000	0.61%	1,124.90	3.18	1,021.50	3.02
Class Y	1,000	0.72%	1,124.50	3.75	1,021.00	3.57
Class L	1,000	0.83%	1,123.50	4.32	1,020.50	4.11
Class A	1,000	1.12%	1,122.30	5.83	1,019.00	5.54
Class N	1,000	1.42%	1,120.30	7.38	1,017.60	7.03
Disciplined Value Fund
Class S	1,000	0.51%	1,149.00	2.69	1,022.00	2.53
Class Y	1,000	0.60%	1,149.90	3.16	1,021.60	2.97
Class L	1,000	0.75%	1,148.00	3.95	1,020.80	3.72
Class A	1,000	0.99%	1,146.60	5.21	1,019.70	4.90
Class N	1,000	1.29%	1,145.70	6.79	1,018.20	6.38

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Main Street Fund
Class S	$1,000	0.71%	$1,079.60	$3.62	$1,021.00	$3.52
Class Y	1,000	0.76%	1,079.60	3.88	1,020.80	3.77
Class L	1,000	0.91%	1,079.30	4.64	1,020.10	4.51
Class A	1,000	1.16%	1,077.20	5.91	1,018.80	5.74
Class N	1,000	1.46%	1,076.40	7.43	1,017.40	7.22
Capital Appreciation Fund
Class S	1,000	0.71%	1,078.40	3.62	1,021.00	3.52
Class Y	1,000	0.82%	1,078.00	4.18	1,020.50	4.06
Class L	1,000	0.97%	1,077.40	4.94	1,019.80	4.80
Class A	1,000	1.09%	1,075.90	5.55	1,019.20	5.40
Class N	1,000	1.46%	1,074.80	7.43	1,017.40	7.22
Disciplined Growth Fund
Class S	1,000	0.51%	1,093.50	2.62	1,022.00	2.53
Class Y	1,000	0.60%	1,094.20	3.08	1,021.60	2.97
Class L	1,000	0.74%	1,092.90	3.80	1,020.90	3.67
Class A	1,000	0.99%	1,091.10	5.08	1,019.70	4.90
Small Cap Opportunities Fund
Class S	1,000	0.69%	1,193.60	3.71	1,021.10	3.42
Class Y	1,000	0.79%	1,193.70	4.25	1,020.60	3.91
Class L	1,000	0.89%	1,193.00	4.79	1,020.20	4.41
Class A	1,000	1.14%	1,192.30	6.13	1,018.90	5.64
Global Fund
Class S	1,000	0.89%	1,149.70	4.69	1,020.20	4.41
Class Y	1,000	1.03%	1,149.20	5.43	1,019.50	5.10
Class L	1,000	1.14%	1,148.10	6.00	1,018.90	5.64
Class A	1,000	1.43%	1,146.40	7.53	1,017.50	7.07
Class N	1,000	1.52%	1,146.50	8.00	1,017.10	7.52
International Equity Fund
Class S	1,000	1.07%	1,130.60	5.59	1,019.30	5.30
Class Y	1,000	1.10%	1,130.50	5.75	1,019.10	5.45
Class L	1,000	1.25%	1,129.00	6.53	1,018.40	6.19
Class A	1,000	1.50%	1,128.70	7.83	1,017.20	7.42
Focused International Fund
Class Z	1,000	0.96%	1,024.00	4.76	1,019.80	4.75
Class S	1,000	1.05%	1,024.80	5.21	1,019.40	5.20
Class Y	1,000	1.15%	1,023.50	5.71	1,018.90	5.69
Class L	1,000	1.30%	1,023.30	6.45	1,018.10	6.43
Class A	1,000	1.55%	1,021.80	7.68	1,016.90	7.67
Class N	1,000	1.95%	1,019.00	9.65	1,015.00	9.63
Strategic Emerging Markets Fund
Class Z	1,000	0.99%	1,004.90	4.87	1,019.70	4.90
Class S	1,000	1.15%	1,004.40	5.65	1,018.90	5.69
Class Y	1,000	1.25%	1,004.30	6.14	1,018.40	6.19
Class L	1,000	1.40%	1,003.30	6.88	1,017.70	6.93
Class A	1,000	1.65%	1,002.50	8.10	1,016.40	8.16

*	Expenses are calculated using the annualized expense ratio for the six months ended March 31, 2013, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year, unless stated otherwise.

Distributor MML Distributors, LLC 1295 State Street Springfield, MA 01111-0001

May 30, 2013

©2013 Massachusetts Mutual Life Insurance Company, Springfield, MA. All rights reserved. www.massmutual.com. MassMutual
Financial Group is a marketing name for Massachusetts Mutual Life Insurance Company (MassMutual) [of which Retirement Services is a division] and its affiliated companies and sales representatives.	L4544 0513 C:31997-00

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MassMutual Barings Dynamic Allocation Fund. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

MassMutual Barings Dynamic Allocation Fund – President’s Letter to Shareholders (Unaudited)

To Our Shareholders

Eric Wietsma

“Thank you for your ongoing confidence in MassMutual. Our overriding objective is to help you plan for a more financially secure future and give you the information you need to make the choices that are appropriate for you, regardless of market conditions.”

March 31, 2013

Welcome to the MassMutual Barings Dynamic Allocation Fund Semiannual Report covering the six months ended March 31, 2013. Most stock markets throughout the world advanced for the six-month period, as investors continued to show a preference for equities over fixed-income investments, despite continued uncertainty in both the U.S. and, in particular, abroad. The economy in the U.S. continued to show signs of improvement, as unemployment levels continued to decline, the housing market began to show signs of sustained recovery (despite a few steps backward), and corporate earnings turned largely positive early in 2013. Elsewhere in the world, problems such as economic challenges in Italy, Portugal, Spain, and Greece and a banking crisis in Cyprus that nearly caused the country’s financial collapse continued to create concerns for investors. Against this backdrop, the price of oil continued, for the most part, to remain above the $90-per-barrel level, while the price of gold dropped more than $150 an ounce, as investors sold the precious metal typically perceived to be an equity alternative.

Key events that defined the period

Signs of continued economic recovery in the United States gave investors some reason for optimism over the period, despite the challenges brought about by the “fiscal cliff” and sequestration. In October 2012, the Department of Labor reported an unexpected drop in the unemployment rate – from 8.1% to 7.8%. That same month, momentum in the housing market continued, as it was reported that the year-over-year median sales price rose the most since 2005 on strong demand, and housing starts surged by 15% to the highest level in four years. In November, equity investors seemed to appreciate resolution of the question of who would win the U.S. presidential election; however, concerns about the “fiscal cliff” began to generate some investor uncertainty in the immediate aftermath. (Fiscal cliff is the term for a combination of tax hikes and spending cuts that were set to take effect early in 2013 unless an alternate plan could be agreed upon.) Investors were also concerned over the effects that Superstorm Sandy would have on economic activity in the near term and during what would likely be a lengthy rebuilding period. With respect to averting the fiscal cliff, congressional votes to secure passage of a deal were finally confirmed late on January 1, 2013. The agreement prevented broad escalation of income taxes for most Americans except top-bracket individual filers. In February, equity investors focused on the specter of sequestration – the automatic, across-the-board series of spending cuts to government agencies set to go into effect March 1, 2013. Ultimately, however, in March, the U.S. Congress passed a stopgap spending bill to keep the federal government running through September 2013. Also in March, the Department of Labor reported that the U.S. unemployment rate fell to its lowest level since December 2008, and the U.S. Federal Reserve continued its commitment to keep the federal funds rate between 0% and 0.25% and announced it will maintain its $85 billion per month bond-buying program until the labor market sees sustainable improvement. (The federal funds rate is the interest rate that banks and other financial institutions charge each other for borrowing funds overnight.)

In news from around the world, the European Union (“EU”) won the Nobel Peace Prize in October 2012, which signaled the Nobel Committee’s approval of European leaders’ commitment to the EU, as indicated by the EU’s and European Central Bank’s support of Greece, Portugal, and Spain. In November, Greece’s parliament hesitated to vote for another round of austerity, which caused

(Continued)

1

MassMutual Barings Dynamic Allocation Fund – President’s Letter to Shareholders (Unaudited) (Continued)

European equities and the euro currency to sell off. In December, Japan’s announcement of stimulus to expand the country’s asset purchase program by more than 10% contributed to weakness in the Japanese yen. In Europe, Sweden, Turkey, and Hungary all cut key interest rates. After slowing for much of the year, China’s economy stabilized along with other emerging markets in fourth-quarter 2012. In January 2013, the Japanese Cabinet approved a ¥20 trillion (yen) ($224 billion) stimulus package which was expected to create 600,000 jobs and help repair tsunami-ravaged coastland. In February, uncertainty over Italian elections led to a hung parliament, which struck fresh fears into the euro zone. In late March, resolution came to the Cyprus banking crisis – although the deal restricted Cyprus’s financial industry and limited its status as an offshore tax haven. Concerns over the details of this bailout and the precedent it set for depositors and creditors pushed down stocks in countries such as Greece, Spain, and Italy. The Chinese economy sent mixed signals in the first part of 2013, but key data points pointed to improvement in the world’s second-largest economy as March drew to a close.

The major stock indexes in the U.S. advanced for the six months ended March 31, 2013 – outperforming, for the most part, their counterparts in other parts of the world. The Russell 2000® Index, a benchmark of small-cap stocks, gained 14.48% – while its nearest domestic competitor was the S&P 500® Index, a measure of large-cap stock performance, with its 10.19% return. The Dow Jones Industrial AverageSM (the “Dow”), an indicator of blue-chip domestic stock performance, was close behind, with its 9.99% advance. The NASDAQ Composite® Index, which tracks the progress of technology stock performance, returned only 4.85% for the six months. Elsewhere in the world, the MSCI EAFE® Index, an indicator of foreign developed-market stocks, posted a 12.04% advance; while the MSCI Emerging Markets Index, a measure of the performance of emerging stock markets throughout the world, gained only 3.87%. Fixed-income investments advanced very little during the period, as the Barclays U.S. Aggregate Bond Index returned only 0.09%.*

Keeping it in perspective

Some financial commentators have suggested that the dawn of a new bull market might be imminent or even in progress. In our view, it is important for investors to maintain perspective during both positive and negative market environments. We see the market backdrop at present as ambiguous, and we believe it would be unwise for investors to use it to justify major deviations from their long-term plan. In the end, we believe you may be more successful if you focus on maintaining a solid individual investment plan that reflects your long-term objectives, risk tolerance, and investment time horizon.**

Thank you for your ongoing confidence in MassMutual. Our overriding objective is to help you plan for a more financially secure future and give you the information you need to make the choices that are appropriate for you, regardless of market conditions. If you work with a financial professional and haven’t met with him or her recently, we suggest you schedule some time to review your retirement investment strategy in order to assess whether or not your current investments are compatible with your long-term financial goals.

Sincerely,

Eric Wietsma

President

*	Indexes are unmanaged, do not incur fees or expenses and cannot be purchased directly for investment.
**	Systematic investing does not ensure a profit or protect against loss in a declining market. Systematic investing involves continuous investment in securities regardless of fluctuating price levels. Investors should consider their ability to continue investing through periods of low price levels.

The information provided is the opinion of MassMutual Retirement Services Investment Services as of 4/1/13 and is subject to change without notice. It is not to be construed as tax, legal or investment advice. Of course, past performance does not guarantee future results.

2

MassMutual Barings Dynamic Allocation Fund – Portfolio Summary (Unaudited)

What is the investment approach of MassMutual Barings Dynamic Allocation Fund, and who is the Fund’s subadviser?

The Fund seeks positive total real return by investing across different asset classes. The Fund invests primarily in individual securities, exchange-traded funds (“ETFs”), and derivatives. The Fund’s subadviser is Baring International Investment Limited (Baring).

MassMutual Barings Dynamic Allocation Fund Asset Allocation (% of Net Assets) on 3/31/13
Mutual Funds*	109.2%
Bonds & Notes	7.0%

Total Long-Term Investments	116.2%
Short-Term Investments and Other Assets and Liabilities	(16.2)%

Net Assets	100.0%

*Category includes ETFs.

3

MassMutual Barings Dynamic Allocation Fund – Consolidated Portfolio of Investments

March 31, 2013 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 7.0%

SOVEREIGN DEBT OBLIGATIONS — 4.6%
Hungary Government Bond HUF (a) 6.750% 2/24/17	78,470,000	$346,669
Poland Government Bond PLN (a) 5.000% 4/25/16	806,000	259,816
United Mexican States MXN (a) 8.000% 12/19/13	1,693,800	140,870
United Mexican States MXN (a) 10.000% 12/05/24	1,050,000	122,242

		869,597

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $851,036)		869,597

U.S. TREASURY OBLIGATIONS — 2.4%
U.S. Treasury Bonds & Notes — 2.4%
U.S. Treasury Note 2.125% 8/15/21	$442,100	461,999

TOTAL U.S. TREASURY OBLIGATIONS (Cost $467,565)		461,999

TOTAL BONDS & NOTES (Cost $1,318,601)		1,331,596

	Number of Shares
MUTUAL FUNDS — 109.2%

Commodity Fund — 1.3%
PowerShares DB Agriculture Fund (b)	9,148	236,842

Diversified Financial — 107.9%
iShares Barclays Intermediate Credit Bond Fund	11,976	1,331,013
iShares Gold Trust	26,054	404,358
iShares iBoxx $ High Yield Corporate Bond Fund (c)	19,983	1,885,396
iShares MSCI Japan Index Fund (c)	225,529	2,435,713
iShares MSCI United Kingdom Index Fund	133,993	2,448,052
iShares S&P Global Industrials Sector Index Fund	13,638	808,870

	Number of Shares	Value
SPDR Gold Trust (b)	1,694	$261,638
SPDR S&P 500 ETF Trust	15,587	2,440,145
State Street Navigator Securities Lending Prime Portfolio (d)	4,574,135	4,574,135
Vanguard Consumer Discretionary ETF	9,715	824,415
Vanguard Financials ETF (c)	23,884	909,980
Vanguard Information Technology ETF (c)	10,273	748,902
Vanguard MSCI Emerging Markets ETF	34,549	1,481,806

		20,554,423

TOTAL MUTUAL FUNDS (Cost $20,293,731)		20,791,265

TOTAL LONG-TERM INVESTMENTS (Cost $21,612,332)		22,122,861

	Principal Amount
SHORT-TERM INVESTMENTS — 7.6%
Repurchase Agreement — 3.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/28/13, 0.010%, due 4/01/13 (e)	$577,146	577,146

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/13	7,535	7,535

U.S. Treasury Bills — 4.6%
U.S. Treasury Bill 0.010% 5/30/13	868,900	868,709

TOTAL SHORT-TERM INVESTMENTS (Cost $1,453,390)		1,453,390

TOTAL INVESTMENTS — 123.8% (Cost $23,065,722) (f)		23,576,251

Other Assets/(Liabilities) — (23.8)%		(4,529,208)

NET ASSETS — 100.0%		$19,047,043

The accompanying notes are an integral part of the consolidated financial statements.

4

MassMutual Barings Dynamic Allocation Fund – Consolidated Portfolio of Investments (Continued)

Notes to Consolidated Portfolio of Investments

ETF	Exchange-Traded Fund
HUF	Hungarian Forint
MXN	Mexican Peso
PLN	Polish Zloty
(a)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(b)	Non-income producing security.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2013, was $4,432,624. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. (Note 2).
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $577,147. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 2/01/32, and an aggregate market value, including accrued interest, of $591,617.
(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the consolidated financial statements.

5

MassMutual Barings Dynamic Allocation Fund – Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

March 31, 2013 (Unaudited)

Assets:
Investments, at value (Note 2) (a)	$22,122,861
Short-term investments, at value (Note 2) (b)	1,453,390

Total investments (c)	23,576,251

Receivables from:
Open forward foreign currency contracts (Note 2)	44,566
Investment adviser (Note 3)	12,242
Interest and dividends	47,098

Total assets	23,680,157

Liabilities:
Payables for:
Open forward foreign currency contracts (Note 2)	18,844
Securities on loan (Note 2)	4,574,135
Trustees’ fees and expenses (Note 3)	504
Affiliates (Note 3):
Investment management fees	12,140
Administration fees	6,666
Service fees	659
Accrued expense and other liabilities	20,166

Total liabilities	4,633,114

Net assets	$19,047,043

Net assets consist of:
Paid-in capital	$17,826,585
Undistributed (accumulated) net investment income (loss)	14,162
Accumulated net realized gain (loss) on investments and foreign currency transactions	669,931
Net unrealized appreciation (depreciation) on investments and foreign currency translations	536,365

Net assets	$19,047,043

(a) Cost of investments:	$21,612,332
(b) Cost of short-term investments:	$1,453,390
(c) Securities on loan with market value of:	$4,432,624

The accompanying notes are an integral part of the consolidated financial statements.

6

MassMutual Barings Dynamic Allocation Fund – Consolidated Financial Statements (Continued)

Consolidated Statement of Assets and Liabilities

March 31, 2013 (Unaudited)

Class Z shares:
Net assets	$8,299,225

Shares outstanding (a)	763,102

Net asset value, offering price and redemption price per share	$10.88

Class S shares:
Net assets	$3,886,833

Shares outstanding (a)	357,479

Net asset value, offering price and redemption price per share	$10.87

Class Y shares:
Net assets	$4,108,007

Shares outstanding (a)	378,367

Net asset value, offering price and redemption price per share	$10.86

Class L shares:
Net assets	$1,649,442

Shares outstanding (a)	151,903

Net asset value, offering price and redemption price per share	$10.86

Class A shares:
Net assets	$1,103,536

Shares outstanding (a)	101,641

Net asset value and redemption price per share	$10.86

Offering price per share (100/[100-maximum sales charge] of net asset value)	$11.52

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the consolidated financial statements.

7

MassMutual Barings Dynamic Allocation Fund – Consolidated Financial Statements (Continued)

Consolidated Statement of Operations

For the Six Months Ended March 31, 2013 (Unaudited)

Investment income (Note 2):
Dividends	$196,161
Interest	29,353
Securities lending net income	7,109

Total investment income	232,623

Expenses (Note 3):
Investment management fees	75,216
Custody fees	3,406
Audit fees	22,069
Legal fees	20,165
Proxy fees	544
Shareholder reporting fees	6,436
Trustees’ fees	531
Subsidiary administration fees	14,697

143,064
Administration fees:
Class Z	1,163
Class S	2,221
Class Y	3,912
Class L	2,745
Class A	1,890
Service fees:
Class A	1,350

Total expenses	156,345
Expenses waived (Note 3):
Class Z fees waived by adviser	(4,781)
Class S fees waived by adviser	(2,280)
Class Y fees waived by adviser	(2,206)
Class L fees waived by adviser	(966)
Class A fees waived by adviser	(665)
Class Z administrative fees waived	(11)
Class S administrative fees waived	(5)
Class Y administrative fees waived	(5)
Class L administrative fees waived	(2)
Class A administrative fees waived	(2)
Class Z management fees waived	(2,013)
Class S management fees waived	(961)
Class Y management fees waived	(924)
Class L management fees waived	(408)
Class A management fees waived	(281)
Subsidiary expenses waived (Note 3)	(40,150)

Net expenses	100,685

Net investment income (loss)	131,938

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	921,880
Futures contracts	23,062
Foreign currency transactions	(62,707)

Net realized gain (loss)	882,235

Net change in unrealized appreciation (depreciation) on:
Investment transactions	(299,827)
Translation of assets and liabilities in foreign currencies	64,346

Net change in unrealized appreciation (depreciation)	(235,481)

Net realized gain (loss) and change in unrealized appreciation (depreciation)	646,754

Net increase (decrease) in net assets resulting from operations	$778,692

The accompanying notes are an integral part of the consolidated financial statements.

8

MassMutual Barings Dynamic Allocation Fund – Consolidated Financial Statements (Continued)

Consolidated Statements of Changes in Net Assets

	Six Months Ended March 31, 2013 (Unaudited)	Period Ended September 30, 2012*
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$131,938	$105,678
Net realized gain (loss) on investment transactions	882,235	(177,150)
Net change in unrealized appreciation (depreciation) on investments	(235,481)	771,846

Net increase (decrease) in net assets resulting from operations	778,692	700,374

Distributions to shareholders (Note 2):
From net investment income:
Class Z	(93,058)	(13,411)
Class S	(38,621)	(13,115)
Class Y	(35,546)	(3,653)
Class L	(13,658)	(3,531)
Class A	(6,501)	(3,295)

Total distributions from net investment income	(187,384)	(37,005)

From net realized gains:
Class Z	(56,983)	-
Class S	(25,960)	-
Class Y	(24,088)	-
Class L	(11,023)	-
Class A	(7,750)	-

Total distributions from net realized gains	(125,804)	-

Net fund share transactions (Note 5):
Class Z	4,377,861	3,500,100
Class S	64,581	3,513,215
Class Y	619,634	3,293,753
Class L	28,572	1,503,931
Class A	(28,321)	1,044,844

Increase (decrease) in net assets from fund share transactions	5,062,327	12,855,843

Total increase (decrease) in net assets	5,527,831	13,519,212
Net assets
Beginning of period	13,519,212	-

End of period	$19,047,043	$13,519,212

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$14,162	$69,608

*	Fund commenced operations on November 28, 2011.

The accompanying notes are an integral part of the consolidated financial statements.

9

MassMutual Barings Dynamic Allocation Fund – Consolidated Financial Statements (Continued)

Consolidated Financial Highlights (For a share outstanding throughout each period)

		Income (loss) from investment operations:			Less distributions to shareholders:						Ratios / Supplemental Data:
	Net asset value, beginning of period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of period	Total Return[1,m]		Net assets, end of period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers		Net investment income (loss) to average daily net assets
Class Z
03/31/13[r]	$10.62	$0.08	$0.37	$0.45	$(0.12)	$(0.07)	$(0.19)	$10.88	4.44%	[b]	$8,299	1.65%	[a]	1.02%	[a,j]	1.60%	[a]
09/30/12[g]	10.00	0.11	0.55	0.66	(0.04)	-	(0.04)	10.62	6.51%	[b]	3,716	3.16%	[a]	1.02%	[a,j]	1.31%	[a]
Class S
03/31/13[r]	$10.61	$0.08	$0.36	$0.44	$(0.11)	$(0.07)	$(0.18)	$10.87	4.24%	[b]	$3,887	1.74%	[a]	1.11%	[a,j]	1.55%	[a]
09/30/12[g]	10.00	0.11	0.54	0.65	(0.04)	-	(0.04)	10.61	6.50%	[b]	3,727	3.25%	[a]	1.11%	[a,j]	1.22%	[a]
Class Y
03/31/13[r]	$10.60	$0.07	$0.37	$0.44	$(0.11)	$(0.07)	$(0.18)	$10.86	4.24%	[b]	$4,108	1.84%	[a]	1.21%	[a,j]	1.41%	[a]
09/30/12[g]	10.00	0.09	0.55	0.64	(0.04)	-	(0.04)	10.60	6.39%	[b]	3,395	3.35%	[a]	1.21%	[a,j]	1.00%	[a]
Class L
03/31/13[r]	$10.59	$0.07	$0.36	$0.43	$(0.09)	$(0.07)	$(0.16)	$10.86	4.17%	[b]	$1,649	1.97%	[a]	1.34%	[a,j]	1.32%	[a]
09/30/12[g]	10.00	0.08	0.55	0.63	(0.04)	-	(0.04)	10.59	6.28%	[b]	1,579	3.48%	[a]	1.34%	[a,j]	0.96%	[a]
Class A
03/31/13[r]	$10.57	$0.06	$0.36	$0.42	$(0.06)	$(0.07)	$(0.13)	$10.86	4.07%	[b]	$1,104	2.22%	[a]	1.59%	[a,j]	1.09%	[a]
09/30/12[g]	10.00	0.06	0.54	0.60	(0.03)	-	(0.03)	10.57	6.05%	[b]	1,102	3.73%	[a]	1.59%	[a,j]	0.74%	[a]

	Six Months Ended March 31, 2013[b] (Unaudited)	Period Ended September 30, 2012[b]
Portfolio turnover rate for all share classes	81%	91%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period November 28, 2011 (commencement of operations) through September 30, 2012.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
l	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
r	Unaudited.

The accompanying notes are an integral part of the consolidated financial statements.

10

Notes to Consolidated Financial Statements (Unaudited)

1.	The Fund

MassMutual Premier Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 1, 1994, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The MassMutual Barings Dynamic Allocation Fund (the “Fund”) is a series of the Trust.

The following table shows the classes available for the Fund, including the date each class commenced operations. Each share class represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Fund’s Prospectus.

Class Z	Class S	Class Y	Class L	Class A
11/28/2011	11/28/2011	11/28/2011	11/28/2011	11/28/2011

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Fund in the preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the consolidated financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates.

Basis of Consolidation

The accompanying consolidated financial statements for the Fund include the accounts of MassMutual Barings Cayman Dynamic Allocation Fund I, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related investments consistent with the Fund’s investment objectives and policies as stated in its Prospectus and Statement of Additional Information. The Subsidiary allows the Fund to hold these commodity-related investments and still satisfy regulated investment company tax requirements. The Fund may invest up to 25% of its total assets in the Subsidiary. Intercompany accounts and transactions have been eliminated. As of March 31, 2013, the Fund’s net assets were $19,047,043, of which $916,286 or 4.8%, represented the Fund’s ownership of the shares of the Subsidiary.

Investment Valuation

The net asset value of the Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange, on each day the New York Stock Exchange is open for trading (a “business day”). The New York Stock Exchange normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term debt securities are valued at either amortized cost or at original cost plus accrued interest, whichever the Fund’s investment adviser determines more closely approximates current market value. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

11

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, prepayment speed assumptions and attributes of the collateral. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Fund’s Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Fund’s Valuation Committee employs various methods to determine fair valuations including a regular review of key inputs and assumptions and review of any related market activity. The Fund’s Valuation Committee reports to the Trustees at their regularly scheduled meetings. It is possible that fair value prices will be used by the Fund to a significant extent. The value determined for an investment using the Fund’s fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Fund may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Fund does not price its shares. As a result, the values of the Fund’s portfolio securities may change on days when the prices of the Fund’s shares are not calculated. The prices of the Fund’s shares will reflect any such changes when the prices of the Fund’s shares are next calculated, which is the next business day. The Fund may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Fund values its securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Fund’s investments may be priced based on fair values provided by a third-party fair valuation vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Fund calculates its net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in

[1]	The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and makes recommendations concerning the fair valuation of portfolio securities and the Fund’s pricing procedures in general.

12

Notes to Consolidated Financial Statements (Unaudited) (Continued)

the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Fund can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Fund determines its net asset values.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned key inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities issued by non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

13

Notes to Consolidated Financial Statements (Unaudited) (Continued)

The following is the aggregate value by input level, as of March 31, 2013, for the Fund’s investments:

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Bonds & Notes
Total Sovereign Debt Obligations	$-	$869,597	$-	$869,597

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	461,999	-	461,999

Total U.S. Treasury Obligations	-	461,999	-	461,999

Total Bonds & Notes	-	1,331,596	-	1,331,596

Total Mutual Funds	20,791,265	-	-	20,791,265

Total Long-Term Investments	20,791,265	1,331,596	-	22,122,861

Total Short-Term Investments	-	1,453,390	-	1,453,390

Total Investments	$20,791,265	$2,784,986	$-	$23,576,251

The following is the aggregate value by input level, as of March 31, 2013, for the Fund’s other financial instruments:

Asset Valuation Inputs

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Forward Contracts
Foreign Exchange Risk	$-	$44,566	$-	$44,566

Liability Valuation Inputs

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Forward Contracts
Foreign Exchange Risk	$-	$(18,844)	$-	$(18,844)

The liability shown in the Consolidated Statement of Assets and Liabilities related to securities on loan approximates fair value, which would be categorized at Level 2, as of March 31, 2013.

The Fund had no transfers between Level 1, Level 2, and Level 3 of the fair value hierarchy during the period ended March 31, 2013. The Fund recognizes transfers between the Levels as of the beginning of the year.

None of the unobservable inputs, individually or collectively, had a material impact on the Fund.

14

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Fund may not be able to close out a derivative transaction at a favorable time or price. The Fund held derivatives during the period ended March 31, 2013. The following table shows how the Fund used these derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use
Foreign Currency Exchange Transactions*
Hedging/Risk Management	A
Directional Exposures to Currencies	M

Futures Contracts**
Hedging/Risk Management	M
Duration/Credit Quality Management	M
Substitution for Direct Investment	A

*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.

At March 31, 2013, and during the period then ended, the Fund had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Equity Risk	Foreign Exchange Risk	Total
Asset Derivatives
Forward Contracts*	$-	$44,566	$44,566

Liability Derivatives
Forward Contracts^	$-	$(18,844)	$(18,844)

Realized Gain (Loss)#
Forward Contracts	$-	$(74,745)	$(74,745)
Futures Contracts	23,062	-	23,062

Total Realized Gain (Loss)	$23,062	$(74,745)	$(51,683)

Change in Appreciation (Depreciation)##
Forward Contracts	$-	$64,940	$64,940

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$3,179,920	$3,179,920
Futures Contracts	16	-	16

*	Consolidated Statement of Assets and Liabilities location: Receivables from: open forward foreign currency contracts.
^	Consolidated Statement of Assets and Liabilities location: Payables for: open forward foreign currency contracts.
#	Consolidated Statement of Operations location: Amounts are included in net realized gain (loss) on: futures contracts or foreign currency transactions, as applicable.
##	Consolidated Statement of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on: translation of assets and liabilities in foreign currencies.
†	Amount(s) disclosed represent average number of contracts for futures contracts or notional amounts for forward contracts, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended March 31, 2013.

15

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Further details regarding the derivatives and other investments held by the Fund during the period ended March 31, 2013, are discussed below.

Foreign Currency Exchange Transactions

The Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

The Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and the Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. The Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce the Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever the Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If the Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that the Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Fund as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.

The Fund had the following open forward foreign currency contracts at March 31, 2013. The Fund’s current exposure to a counterparty is typically the unrealized appreciation on the contract.

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
SELLS
Barclays Bank PLC	354,000	British Pound	5/01/13	$533,285	$537,803	$(4,518)

Deutsche Bank AG	163,000	British Pound	5/01/13	252,869	247,632	5,237
Deutsche Bank AG	45,942,000	Japanese Yen	5/01/13	493,619	488,136	5,483

				746,488	735,768	10,720

Northern Trust Company, The	540,000	British Pound	5/01/13	815,692	820,377	(4,685)
Northern Trust Company, The	99,325,000	Japanese Yen	5/01/13	1,045,691	1,055,332	(9,641)

				1,861,383	1,875,709	(14,326)

16

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
SELLS (continued)

UBS AG	477,000	British Pound	5/01/13	$750,159	$724,666	$25,493
UBS AG	73,284,000	Japanese Yen	5/01/13	786,999	778,646	8,353

				1,537,158	1,503,312	33,846

				$4,678,314	$4,652,592	$25,722

Futures Contracts

The Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. The Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. The Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for the Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When the Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Repurchase Agreements

The Fund may enter into repurchase agreements with certain banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Collateral for certain tri-party repurchase agreements is held at the Fund’s custodian or sub-custodian in a segregated account for the benefit of the Fund and the counterparty.

Securities Lending

The Fund may lend its securities to qualified brokers; however, securities lending cannot exceed 33% of the total assets of the Fund taken at current value.

17

Notes to Consolidated Financial Statements (Unaudited) (Continued)

The loans are collateralized at all times with cash or securities with a market value at least equal to 100% of the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities in the form of a securities loan fee paid by the borrower, as well as a share of the income earned on investment of the cash collateral received for the loan of securities.

The Fund employs an agent to implement its securities lending program and the agent receives a fee from the Fund for its services. In addition, the Fund may be required to pay a rebate to the borrower. Accordingly, the Fund’s compensation for lending its securities is reduced by any such fees or rebate paid to the securities lending agent or borrower, respectively. For the period ended March 31, 2013, the Fund earned securities lending net income as follows:

Securities Lending Gross Income	Securities Lending Fees and Expenses	Securities Lending Net Income
$8,869	$1,760	$7,109

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and distributions are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Fund are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Fund and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Fund, the income and expense accounts are allocated to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of the Fund not directly attributable to the operations of any one share class of the Fund are prorated among the Fund’s classes based on the relative net assets of each.

18

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Foreign Securities

The Fund may invest in foreign securities. Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Credit Risk

The Fund may invest a portion of its assets, directly or indirectly, in securities backed by mortgage loans, credit card receivables, and automotive loans. The values and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market’s perception of credit quality on such securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation and liquidity of such securities.

Federal Income Tax

It is the Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Fund would not be subject to federal income taxes on its ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to its shareholders. Therefore, the Fund has not made any provision for federal income tax.

The Subsidiary is classified as a controlled foreign corporation under the Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of the Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Management Fee and Other Transactions

Investment Management Fee

Under an agreement between Massachusetts Mutual Life Insurance Company (“MassMutual”) and the Trust on behalf of the Fund, MassMutual is responsible for providing investment management services for the Fund. In return for these services, MassMutual receives an advisory fee, based upon the Fund’s average daily net assets, at the annual rate of 0.80%.

MassMutual has also entered into an investment subadvisory agreement with Baring International Investment Ltd. (“Baring”), an indirect wholly-owned subsidiary of MassMutual Holdings (Bermuda) Ltd., itself an indirect wholly-owned subsidiary of MassMutual Holding LLC. This agreement provides that Baring manage the investment and reinvestment of the assets of the Fund. Baring receives a subadvisory fee from MassMutual, based upon the Fund’s average daily net assets, at the annual rate of 0.60%.

The Fund’s subadvisory fee is paid by MassMutual out of the management fee previously disclosed above.

19

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Baring provides investment management services to the Subsidiary pursuant to an investment advisory agreement. The Subsidiary pays an advisory fee to Baring based upon the Subsidiary’s average daily net assets. The rate of this fee is equal to the subadvisory fee rate that MassMutual pays Baring in respect of the Fund. The amount of the fee payable by MassMutual to Baring in respect of the Fund for any period is reduced by the amount of the advisory fee payable by the Subsidiary to Baring for that period. Under the Fund’s investment management agreement, the amount of the advisory fee payable by the Fund to MassMutual in respect of any period is also reduced by the amount of the advisory fee payable by the Subsidiary to Baring in respect of that period. The amount of the reduction to the Fund’s advisory fee is reflected as a reduction of expenses on the Consolidated Statement of Operations.

Administration Fees

Under a separate administrative and shareholder services agreement between the Fund and MassMutual, MassMutual provides certain administrative and shareholder services and bears some class specific administrative expenses. In return for these services, MassMutual receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Fund, at the following annual rates:

Class Z	Class S	Class Y	Class L	Class A
0.0300%	0.1200%	0.2200%	0.3500%	0.3500%

The Subsidiary also pays certain other expenses, including administrative, custodian, and transfer agent fees. In respect of certain (but not all) of these fees, the Fund has entered into offsetting arrangements with its service providers which result in a reduction of certain of the Fund’s expenses with respect to those assets held by the Subsidiary. Certain of these reductions are reflected as a reduction of expenses on the Consolidated Statement of Operations.

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as distributor to the Fund. Pursuant to a 12b-1 Plan adopted by the Fund, Class A shares of the Fund pay an annual fee of 0.25% of the average daily net asset value of Class A shares to: (i) the Distributor for services provided and expenses incurred by it in connection with the distribution of Class A shares of the Fund; and/or (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Class A shareholders. The Servicing Fee may be spent by MassMutual on personal services rendered to Class A shareholders of the Fund and/or maintenance of Class A shareholder accounts. The Distributor is a majority-owned subsidiary of MassMutual. In addition, OppenheimerFunds Distributor, Inc. (the “Sub-Distributor”) acts as a sub-distributor to the Fund. The Sub-Distributor is an affiliate of the Distributor and an indirect majority-owned subsidiary of MassMutual.

Expense Caps and Waivers

MassMutual agreed to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, short sale dividend and loan expense, interest expense, Acquired Fund fees and expenses#, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

Class Z*	Class S*	Class Y*	Class L*	Class A*
1.02%	1.11%	1.21%	1.34%	1.59%

#	Acquired Fund fees and expenses are expenses borne indirectly by the Fund through investments in other pooled investment vehicles.
*	Expense caps in effect through February 2, 2014.

20

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Expense caps and waiver amounts are reflected as a reduction of expenses on the Consolidated Statement of Operations.

Deferred Compensation

Trustees of the Fund who are not employees of MassMutual or its subsidiaries may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Fund’s books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Consolidated Statement of Assets and Liabilities.

Other

Certain officers and trustees of the Fund are also employees of MassMutual. The compensation of each trustee who is not an employee of MassMutual is borne by the Fund.

The beneficial ownership of Fund’s shares by affiliated parties at March 31, 2013 was 76.4%.

4.	Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended March 31, 2013, were as follows:

Purchases		Sales
Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
$175,130	$17,899,517	$184,977	$12,680,396

5.	Capital Share Transactions

Changes in shares outstanding for the Fund were as follows:

	Six Months Ended March 31, 2013		Period Ended September 30, 2012*

	Shares	Amount	Shares	Amount
Class Z
Sold	422,430	$4,479,200	350,010	$3,500,100
Issued as reinvestment of dividends	7,472	78,461	–	–
Redeemed	(16,810)	(179,800)	–	–

Net increase (decrease)	413,092	$4,377,861	350,010	$3,500,100

Class S
Sold	–	$–	350,010	$3,500,100
Issued as reinvestment of dividends	6,151	64,581	1,318	13,115
Redeemed	–	–	–	–

Net increase (decrease)	6,151	$64,581	351,328	$3,513,215

Class Y
Sold	52,319	$560,000	319,991	$3,290,100
Issued as reinvestment of dividends	5,690	59,634	367	3,653
Redeemed	–	–	–	–

Net increase (decrease)	58,009	$619,634	320,358	$3,293,753

21

Notes to Consolidated Financial Statements (Unaudited) (Continued)

	Six Months Ended March 31, 2013		Period Ended September 30, 2012*

	Shares	Amount	Shares	Amount
Class L
Sold	2,038	$22,000	148,821	$1,500,400
Issued as reinvestment of dividends	2,353	24,681	355	3,531
Redeemed	(1,664)	(18,109)	–	–

Net increase (decrease)	2,727	$28,572	149,176	$1,503,931

Class A
Sold	625	$6,645	103,939	$1,041,549
Issued as reinvestment of dividends	1,359	14,251	331	3,295
Redeemed	(4,613)	(49,217)	–	–

Net increase (decrease)	(2,629)	$(28,321)	104,270	$1,044,844

*	For the period November 28, 2011 (commencement of operations) through September 30, 2012.

Purchases of Class A shares are subject to a front-end sales charge of up to 5.75% of the amount purchased. A portion of the front-end sales charge may be retained by the Distributor. For the period ended March 31, 2013, no amounts have been retained by the Distributor.

Redemptions or exchanges of Class A shares made within eighteen months of purchase from initial investments of $1 million or more are subject to a contingent deferred sales charge of 1% of the amount redeemed. The Distributor receives all contingent deferred sales charges. There were no contingent deferred sales charges imposed during the period ended March 31, 2013.

6.	Federal Income Tax Information

At March 31, 2013, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Fund, as computed on a federal income tax basis, were as follows:

Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$23,065,722	$617,986	$(107,457)	$510,529

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for up to eight tax years as short-term capital losses. The provisions affecting the utilization of capital loss carryforwards under the Modernization Act also require the utilization of post-enactment losses prior to the utilization of pre-enactment losses.

At September 30, 2012, the Fund had post-enactment accumulated capital loss carryforwards:

Short Term Capital Loss Carryforward	Long Term Capital Loss Carryforward
$10,888	$23,639

22

Notes to Consolidated Financial Statements (Unaudited) (Continued)

Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the consolidated financial statements as a return of capital.

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the period ended September 30, 2012, was as follows:

Ordinary Income	Long Term Capital Gain	Return of Capital
$37,005	$ -	$ -

Capital accounts within consolidated financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At September 30, 2012, temporary book and tax accounting differences were primarily attributable to investments in forward contracts, premium amortization accruals, the deferral of wash sale losses, and deferred Trustee compensation.

At September 30, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
$30,605	$(34,527)	$(215)	$759,091

The Fund did not have any unrecognized tax benefits at March 31, 2013, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Consolidated Statement of Operations. During the period ended March 31, 2013, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed to date. Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

7.	Indemnifications

Under the Fund’s organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Fund, and shareholders are indemnified against personal liability for obligations of the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

8.	New Accounting Pronouncements

On December 16, 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-11, “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”), as clarified with ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” issued in January 2013. ASU 2011-11 amends FASB Accounting Standards Codification Topic 210, specifically requiring an entity to disclose information about offsetting and related arrangements and the effect those arrangements have on the financial position. ASU 2011-11 is effective in annual reporting periods beginning on or after January 1, 2013, and for interim periods within those annual reporting periods. Management is currently evaluating the implications of these changes and their impact on the consolidated financial statements.

9.	Subsequent Events

In preparation of these consolidated financial statements management has evaluated the events and transactions subsequent to March 31, 2013, through the date when the consolidated financial statements were issued, and determined that there are no material events or transactions that would require adjustments to or disclosures in the Fund’s consolidated financial statements.

23

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that the Fund’s investment adviser and subadviser use to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s website at http://www.sec.gov.

Quarterly Reporting

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

24

Other Information (Unaudited) (Continued)

Fund Expenses March 31, 2013

Expense Examples:

The following information is in regards to expenses for the six months ended March 31, 2013:

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended March 31, 2013.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Class Z	1,000	1.02%	1,044.40	5.11	1,019.50	5.05
Class S	1,000	1.11%	1,042.40	5.56	1,019.10	5.50
Class Y	1,000	1.21%	1,042.40	6.06	1,018.60	5.99
Class L	1,000	1.34%	1,041.70	6.71	1,017.90	6.63
Class A	1,000	1.59%	1,040.70	7.96	1,016.70	7.86

*	Expenses are calculated using the annualized expense ratio for the six months ended March 31, 2013, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year, unless stated otherwise.

25

Distributor MML Distributors, LLC 1295 State Street Springfield, MA 01111-0001

May 30, 2013

©2013 Massachusetts Mutual Life Insurance Company, Springfield, MA. All rights reserved. www.massmutual.com. MassMutual
Financial Group is a marketing name for Massachusetts Mutual Life Insurance Company (MassMutual) [of which Retirement Services is a division] and its affiliated companies and sales representatives.	L4544 0513 C:31996-00

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Investments.

Please see portfolio of investments contained in the Reports to Stockholders included under Item 1 of this form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics (Item 2) is not applicable to this filing.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(3) Not applicable to this filing.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Premier Funds

By (Signature and Title)	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer

Date	5/24/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer

Date	5/24/13

By (Signature and Title)	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer

Date	5/24/13